Registration No. 333-19925
                                                    Registration No. 811-1705
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                       ----------------------------------

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      | |

           Pre-Effective Amendment No.                                       | |

           Post-Effective Amendment No. 4                                    |X|

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              | |


           Amendment No. 95                                                  |X|


                        (Check appropriate box or boxes)

                           --------------------------

                               SEPARATE ACCOUNT A
                                       of
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)

                           --------------------------

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (212) 554-1234

                           --------------------------


                                  ROBIN WAGNER
                           VICE PRESIDENT AND COUNSEL


            The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)

                           --------------------------

                  Please send copies of all communications to:
                               PETER E. PANARITES
                                Foley & Lardner
                               Washington Harbour
                            3000 K Street, Northwest
                             Washington, D.C. 20007

                           --------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

  [ ]    Immediately upon filing pursuant to paragraph (b) of Rule 485


  [X]    On May 1, 2001 pursuant to paragraph (b) of Rule 485.

  [ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [ ]    On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

         Units of interest in Separate Account under variable annuity contracts.

VARIABLE IMMEDIATE ANNUITY
A combination variable and fixed
immediate annuity contract




PROSPECTUS DATED MAY 1, 2001


Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. Also, at the end of this prospectus you will find attached the prospectus for EQ Advisors Trust, which contains important information about its portfolios.


--------------------------------------------------------------------------------

WHAT IS THE VARIABLE IMMEDIATE ANNUITY?


The Variable Immediate Annuity is a single premium payout annuity contract issued by THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. The contract offers a variable income annuity option funded by one or more of the 13 variable investment options. The contract also offers a fixed income annuity option funded by our general account. This option may only be elected in combination with the variable income annuity option.





--------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS:* +
--------------------------------------------------------------------------------
FIXED INCOME
--------------------------------------------------------------------------------
o EQ/Alliance High Yield           o EQ/Alliance Money Market
o EQ/Alliance Intermediate         o EQ/Alliance Quality Bond
  Government Securities
--------------------------------------------------------------------------------
 DOMESTIC STOCKS                     INTERNATIONAL STOCKS
--------------------------------------------------------------------------------
o EQ/Aggressive Stock              o EQ/Alliance Global
o EQ/Alliance Common Stock         o EQ/Alliance International
o EQ/Alliance Growth and Income
o EQ/Alliance Small Cap Growth
o EQ/Equity 500 Index(1)
--------------------------------------------------------------------------------
 BALANCED/HYBRID
--------------------------------------------------------------------------------
o EQ/Alliance Growth Investors
o EQ/Balanced
--------------------------------------------------------------------------------



* See "Combination of certain investment options" below.

+ Effective on May 18, 2001, all of the names of the investment options will include "EQ/."
(1) Formerly named "Alliance Equity Index."


You may allocate amounts to the variable investment options. Each variable investment option is a subaccount of our Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio of EQ Advisors Trust. Your investment results in a variable investment option will depend on the investment performance of the related portfolio.

FIXED INCOME ANNUITY OPTION. You may allocate a portion of your premium payment to the fixed income annuity option. The portion of your annuity payments you receive from the fixed income annuity option will be the same each month and will not fluctuate. You can only elect the fixed income annuity option at the time you purchase a Variable Immediate Annuity. You cannot transfer funds between the fixed income annuity option and the variable income annuity option.


TYPES OF CONTRACTS. We offer the contract for use as an annuity to pay out your benefits under:


o a nonqualified annuity ("NQ") for after-tax contributions only


o a plan qualified under Section 401(a) of the Internal Revenue Code


o an individual retirement annuity ("IRA")

o an Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA")


A minimum premium payment of $10,000 is required to purchase this contract.


A registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2001, is a part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-245-1230. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's Website at http://www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.









THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                                          X00032

CONTENTS OF THIS PROSPECTUS



-----
2
--------------------------------------------------------------------------------



VARIABLE IMMEDIATE ANNUITY


--------------------------------------------------------------------------------
Index of key words and phrases                                               4
Who is Equitable Life?                                                       5
How to reach us                                                              6
Variable Immediate Annuity at a glance - key features                        7
Fee table                                                                    9



--------------------------------------------------------------------------------
1
CONTRACT FEATURES AND BENEFITS                                              10
--------------------------------------------------------------------------------
How you can purchase a contract                                             10
Owner and annuitant requirements                                            10
What are your investment options under the contract?                        10



--------------------------------------------------------------------------------

2
SELECTING YOUR ANNUITY OPTION                                               13

--------------------------------------------------------------------------------

Allocating your premium payment                                             13
Transfers among the variable investment options                             13
Your right to cancel within a certain number of days                        14
Your annuity payout option                                                  14
Determining your monthly variable payments                                  15
Assumed Investment Return ("AIR")                                           15




--------------------------------------------------------------------------------

3
CHARGES AND EXPENSES                                                        17

--------------------------------------------------------------------------------

Charges that Equitable Life deducts                                         17

Charges that EQ Advisors Trust deducts                                      17

--------------------------------------------------------------------------------
"We," "our" and "us" refer to Equitable Life.


When we address the reader of this prospectus with words such as "you" and "your", we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

To make this prospectus easier to read, we sometimes use different words than in the contract. Your financial professional can provide further explanation about your contract.

CONTENTS OF THIS PROSPECTUS


-----
3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

4
TAX INFORMATION                                                             18

--------------------------------------------------------------------------------

Overview                                                                    18

Taxation of annuity payments                                                18
Special rules for tax-favored retirement programs                           19
Federal and state income tax withholding
     and information reporting                                              21
Other information                                                           21
Special rules for contracts issued in Puerto Rico                           22
Impact of taxes to Equitable Life                                           22




--------------------------------------------------------------------------------

5
MORE INFORMATION                                                            23

--------------------------------------------------------------------------------

About Separate Account A                                                    23

About EQ Advisors Trust                                                     23
About our general account                                                   24
Combination of certain investment options                                   24
About your voting rights                                                    24
Voting rights of others                                                     24
Separate Account A voting rights                                            24
Changes in applicable law                                                   25
About legal proceedings                                                     25
Financial Statements                                                        25
Distribution of the contracts                                               25


--------------------------------------------------------------------------------
APPENDIX: EXAMPLES OF HOW WE DETERMINE VARIABLE ANNUITY PAYMENTS FOR YOUR
    SINGLE PREMIUM PAYMENT AND FOR VARIABLE INVESTMENT OPTION TRANSFERS    A-1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

INDEX OF KEY WORDS AND PHRASES



-----
4
--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.




                                   PAGE

AIR                                  15
annuitant                            10
annuity payout options               14
annuity unit                         13
annuity unit value                   13
business day                         10
contract date                         7
contract date anniversary             7
contract year                         7
fixed income annuity option        cover
IRA                                  18
IRS                                  18
life contingency                     15
net investment return                13
nonqualified annuity                 18
portfolio                          cover
premium payment                      10
processing office                     6
qualified annuity                    19
Required Beginning Date              20
SAI                               cover
traditional IRA                      19
TSA                                cover
variable income annuity option       13
variable investment options        cover

WHO IS EQUITABLE LIFE?


-----
5
--------------------------------------------------------------------------------



We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a wholly owned subsidiary of AXA Financial, Inc. (previously, The Equitable Companies Incorporated). The sole shareholder of AXA Financial, Inc. is AXA, a French holding company for an international group of insurance and related financial services companies. As the sole shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contract.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $483.1 billion in assets as of December 31, 2000. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

WHO IS EQUITABLE LIFE?


-----
6
--------------------------------------------------------------------------------


HOW TO REACH US


You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.


Send all written communications to our processing office:

Equitable Life
Variable Immediate Annuity
P.O. Box 2494
New York, NY 10116-2494

--------------------------------------------------------------------------------
CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------

During our regular business hours you may call 1-800-245-1230, our toll-free number, to speak with one of our customer service representatives. Our customer service representatives are available on any business day Monday through Friday from 9:00 a.m. until 5:00 p.m., Eastern Time.

You should send all notices and requests to our processing office at the address above.


WE HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF
REQUESTS:

(1) address changes;

(2) beneficiary changes; and

(3) transfers among variable investment options.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:

The proper person to sign forms, notices and requests is the owner. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

VARIABLE IMMEDIATE ANNUITY AT A GLANCE -- KEY FEATURES


-----
7
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
PROFESSIONAL INVESTMENT       The Variable Immediate Annuity's
MANAGEMENT                    variable investment options invest
                              in different portfolios
                              managed by a professional
                              investment adviser.
--------------------------------------------------------------------------------
FIXED INCOME ANNUITY OPTION   o Provides fixed annuity payments
                                supported by our general account.
                              o This option can only be selected
                                when you purchase your Variable
                                Immediate Annuity.
                              o You may not allocate 100% of
                                your premium payment to the fixed
                                income annuity option.
--------------------------------------------------------------------------------
TAX ADVANTAGES                o No tax on transfers inside the
                                contract when you make transfers
                                among the variable investment
                                options.
--------------------------------------------------------------------------------
YOUR ANNUITY PAYMENTS         o We make monthly annuity payments
                                to you based on the annuity option
                                you choose.
                              o Once issued, the contract may
                                not be surrendered. The contract
                                does not have a cash surrender
                                value.
--------------------------------------------------------------------------------
PAYOUT OPTIONS                o Fixed annuity payout options
                              o Variable annuity payout options
--------------------------------------------------------------------------------
ADDITIONAL FEATURES           o You may transfer funds among the
                                variable investment options once a
                                year on the contract date
                                anniversary. There is no charge
                                for such transfers.
                              ----------------------------------
                              The "contract date" is the
                              effective date of a contract. This
                              usually is the business day we
                              receive the properly
                              completed and signed application,
                              along with any other required
                              documents, and your initial
                              contribution. Your
                              contract date will be shown in
                              your contract. The 12-month period
                              beginning on your contract date
                              and each
                              12-month period after that date is
                              a "contract year." The end of each
                              12-month period is your "contract
                              date
                              anniversary."
                              ----------------------------------
--------------------------------------------------------------------------------
FEES AND CHARGES              o We deduct a daily charge
                                currently at an effective annual
                                rate of 0.50% of the assets
                                invested in the variable investment
                                options. This charge is for
                                mortality and expense risks and
                                administrative charges. We may
                                increase this charge to a maximum
                                effective annual rate of 1.55%.
                              o We deduct a onetime charge of
                                $350 from your premium payment for
                                administrative expenses of the contract.
                              o We deduct a charge designed to
                                approximate certain taxes that may
                                be imposed on us, such as
                                premium taxes in your state. The
                                charge is deducted from your
                                premium payment.
                              o Annual expenses of EQ Advisors
                                Trust portfolios are calculated as
                                a percentage of the average
                                daily net assets invested in each
                                portfolio. These expenses include
                                management fees ranging
                                from 0.25% to 0.85% annually, and
                                other expenses.
--------------------------------------------------------------------------------


THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES RESTRICTIONS OR EXCEPTIONS APPLY. ALSO, ALL FEATURES OF THE CONTRACT ARE NOT NECESSARILY AVAILABLE IN YOUR STATE.


For more detailed information we urge you to read the contents of this prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions.

VARIABLE IMMEDIATE ANNUITY AT A GLANCE -- KEY FEATURE


-----
8
--------------------------------------------------------------------------------


Other contracts


We offer a variety of fixed and variable annuity contracts. They may offer different features, including investment options, fees and/or charges that are different from those in the contracts offered by this prospectus. Not every contract is offered through the same distributor. Upon request, your registered representative can show you information regarding other Equitable Life annuity contracts that he or she distributes. You can also contact us to find out more about any of the Equitable Life annuity contracts.

FEE TABLE

-----
9
--------------------------------------------------------------------------------


The fee table below will help you understand the various charges and expenses that apply to your contract. The table reflects charges you will directly incur under the contract, as well as charges and expenses of the portfolios that you will bear indirectly. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Each of the charges and expenses is more fully described under "Charges and expenses" later in this prospectus.




--------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR PREMIUM PAYMENT
--------------------------------------------------------------------------------
Administrative expense charge                                              $350
--------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EACH DAY
 EXPRESSED AS AN ANNUAL PERCENTAGE OF NET
 ASSETS (MAXIMUM)
--------------------------------------------------------------------------------
Mortality and expense risks                                                1.25%
Administration                                                             0.30%
                                                                           -----
Variable investment option total annual expenses(1)                        1.55%
--------------------------------------------------------------------------------




EQ ADVISORS TRUST ANNUAL EXPENSES (AS A PERCENTAGE
OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)*

--------------------------------------------------------------------------------
                                                                        TOTAL
                                               MANAGEMENT      OTHER    ANNUAL
PORTFOLIO                                        FEES(2)     EXPENSES   EXPENSES
--------------------------------------------------------------------------------
EQ/Aggressive Stock                              0.60%          0.07%      0.67%
EQ/Alliance Common Stock                         0.46%          0.05%      0.51%
EQ/Alliance Global                               0.72%          0.09%      0.81%
EQ/Alliance Growth and Income                    0.58%          0.05%      0.63%
EQ/Alliance Growth Investors                     0.56%          0.06%      0.62%
EQ/Alliance High Yield                           0.60%          0.07%      0.67%
EQ/Alliance Intermediate Government Securities   0.50%          0.08%      0.58%
EQ/Alliance International                        0.85%          0.29%      1.14%
EQ/Alliance Money Market                         0.34%          0.06%      0.40%
EQ/Alliance Quality Bond                         0.53%          0.06%      0.59%
EQ/Alliance Small Cap Growth                     0.75%          0.06%      0.81%
EQ/Balanced(3)                                   0.57%          0.08%      0.65%
EQ/Equity 500 Index                              0.25%          0.06%      0.31%
--------------------------------------------------------------------------------



Notes: * See "Combination of certain investment options" below.

(1) We currently charge only 0.50% against the amounts held in the variable investment options. We reserve the right to impose a charge in the future of up to 1.55% against the amounts held in the variable investment options.

(2) The management fees shown reflect revised management fees effective May 1, 2000, which were approved by shareholders. The management fee for each portfolio cannot be increased without a vote of each portfolio's shareholders.

(3) Equitable Life, EQ Advisors Trust's manager, has entered into an expense limitation agreement with respect to the EQ/Balanced Portfolio. Under this agreement Equitable Life has agreed to waive or limit its fees and assume other expenses of this portfolio if the expenses exceed a cap. Because expenses have not exceeded the cap, the expense limitation currently does not apply and is not reflected.

1
CONTRACT FEATURES AND BENEFITS


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10
--------------------------------------------------------------------------------


HOW YOU CAN PURCHASE A CONTRACT

You may purchase a contract by making a single premium payment to us. Your premium payment must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to Equitable Life. We do not accept cash or traveler's checks. We do not accept third-party checks endorsed to us except for rollover payments, or trustee checks that involve no refund. All checks are accepted subject to our ability to collect the funds. We may also, subject to terms we may require, allow a premium payment to be made by a wire transfer or other means. We reserve the right to reject a payment if it is received in an unacceptable form.

Your premium payment must be accompanied by an application and any other form we need to process the payment. If any information is missing or unclear, we will try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the Equitable associate submitting the application on your behalf. We will then return the premium payment to you unless you specifically direct us to keep your premium payment until we receive the required information.

--------------------------------------------------------------------------------

Our "business day" is generally any day on which Equitable Life is open and the New York Stock Exchange is open for trading. We are closed on national business holidays including Martin Luther King, Jr. Day and the Friday after Thanksgiving. Additionally, we may choose to close on the day immediately preceding or following a national business holiday or close or close early due to emergency conditions. Our business day generally ends at 4:00 p.m., Eastern Time.

--------------------------------------------------------------------------------

OWNER AND ANNUITANT REQUIREMENTS


The "annuitant" is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner, except for IRA and TSA contracts where the owner and annuitant must be the same person. The contract owner receives the payments under the contract, unless a different payee is named.

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the variable investment options and the fixed income annuity option.


VARIABLE INVESTMENT OPTIONS


Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. Listed below are the currently available portfolios, their investment objectives and their investment advisers.


--------------------------------------------------------------------------------
You can choose from among the variable investment options. Investment options are referred to as Investment Funds in the contract.
--------------------------------------------------------------------------------

CONTRACT FEATURES AND BENEFITS


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11
--------------------------------------------------------------------------------



PORTFOLIOS OF EQ ADVISORS TRUST

You should note that some EQ Advisors Trust portfolios have objectives and strategies that are substantially similar to those of certain retail funds; they may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.

-----------------------------------------------------------------------------------------------------------------------
 PORTFOLIO NAME                          OBJECTIVE                                  ADVISER
-----------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                      Long-term growth of capital                Alliance Capital Management, L.P.
                                                                                    Marsico Capital Management, LLC
                                                                                    MFS Investment Management
                                                                                    Provident Investment Counsel, Inc.
-----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                 Long-term growth of capital and            Alliance Capital Management, L.P.
                                         increasing income
-----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Global                       Long-term growth of capital                Alliance Capital Management, L.P.
-----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income            High total return through                  Alliance Capital Management, L.P.
                                         investments primarily in
                                         dividend-paying stocks of good quality,
                                         although the portfolios may invest in
                                         fixed income and convertible Securities
-----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth Investors             Highest total return consistent with       Alliance Capital Management, L.P.
                                         the adviser's determination of
                                         reasonable risk
-----------------------------------------------------------------------------------------------------------------------
EQ/Alliance High Yield                   High total return through a                Alliance Capital Management, L.P.
                                         combination of current income and
                                         capital appreciation by investing
                                         generally in high yield securities
-----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government      High current income consistent with       Alliance Capital Management, L.P.
 Securities                              relative stability of principal
-----------------------------------------------------------------------------------------------------------------------
EQ/Alliance International                Long-term growth of capital               Alliance Capital Management, L.P.
-----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Money Market                 High level of current income,             Alliance Capital Management, L.P.
                                         preserve its assets and maintain
                                         liquidity
-----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond                 High current income consistent with       Alliance Capital Management, L.P.
                                         preservation of capital
-----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth             Long-term growth of capital               Alliance Capital Management, L.P.
-----------------------------------------------------------------------------------------------------------------------

CONTRACT FEATURES AND BENEFITS


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12
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME                          OBJECTIVE                                  ADVISER
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

EQ/Balanced                              High return through both appreciation     Alliance Capital Management, L.P.
                                         of capital and current income.            Capital Guardian Trust Company
                                                                                   Prudential Investments Fund
                                                                                   Management, LLC
                                                                                   Jennison Associates, LLC
-----------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index                     Total return before expenses that          Alliance Capital Management, L.P.
                                        approximates the total return
                                        performance of the Standard & Poor's 500
                                        Stock Index including reinvestment of
                                        dividends at a risk level consistent
                                        with that of the Standard & Poor's 500
                                        Stock Index.
 ----------------------------------------------------------------------------------------------------------------------






Other important information about the portfolios is included in the separate prospectus for EQ Advisors Trust attached at the end of this prospectus.



FIXED INCOME ANNUITY OPTION


If you allocate a portion of your premium payment to the fixed income annuity option, your payments under the fixed income annuity option will be the same each month and will not fluctuate. For more information, see "About our general account," in "More information" later in this prospectus.

2
SELECTING YOUR ANNUITY OPTION



-----
13
--------------------------------------------------------------------------------


You may select the variable income annuity option funded through one or more of the variable investment options, alone, or in combination with the fixed income annuity option. The first two monthly payments are always fixed. Under the variable income annuity option, the third and subsequent monthly annuity payments you receive will increase or decrease depending upon the investment performance of the variable investment options you select. The amount of the payments you receive under the fixed income annuity option will be the same each month and will not fluctuate. If you choose a combination of the variable income annuity option and fixed income annuity option, you will receive a single monthly payment representing the sum of the variable annuity and fixed annuity payments due.

We will begin sending you annuity payments under the contract one month following the date we receive your premium payment. Once issued, a contract may not be surrendered. The contract does not have a cash surrender value.


We offer four annuity payout options from which you may choose. See "Your annuity payout option" below.



ALLOCATING YOUR PREMIUM PAYMENT

You may allocate your premium payment to one or more, or all, of the variable investment options. You may also allocate your premium payment to the fixed income annuity option. However, you may not allocate 100% of your premium payment to the fixed income annuity option. Allocations must be in whole percentages that equal 100%.

When your premium payment is allocated to a variable investment option, it purchases "annuity units" in that option. We calculate the annuity units to be credited under a variable investment option by taking the dollar amount of the initial annuity payment and dividing it by the "annuity unit value" for that option. We use the annuity unit value calculated at the end of a "valuation period" in which we receive the premium payment at our processing office.

--------------------------------------------------------------------------------
A valuation period is each business day together with any consecutive non-business days before it.
--------------------------------------------------------------------------------
Once we allocate your premium payment to a variable investment option, the number of annuity units we credit under that investment option will not change unless you make a transfer to or from such option. The annuity unit value will increase or decrease with the investment results of the variable investment option minus daily charges for mortality and expense risks and asset-based administrative charges (compared to the assumed investment return). See
"Assumed Investment Return ("AIR")" below. The investment results of a variable investment option depend on the investment performance of the corresponding portfolio. We discuss annuity units in greater detail under "Determining your monthly variable payments" below. We provide a description of how annuity unit values are calculated in the SAI.

--------------------------------------------------------------------------------
Investment results minus the daily charges is your "net investment return."
--------------------------------------------------------------------------------
TRANSFERS AMONG THE VARIABLE INVESTMENT OPTIONS

You may transfer all or a portion of the annuity units in your variable investment options among the variable investment options once a year on the contract date anniversary. We may allow more frequent transfers in some cases, but you cannot transfer funds between the fixed income annuity option and variable income annuity option. You must make a transfer request to our processing office at least 5 days before the contract date anniversary, otherwise it will be returned. A transfer becomes effective on the next contract date anniversary after our processing office has received the request.


When you transfer annuity units in and out of the variable investment options, the annuity unit value is calculated on the effective date of the transfer. All transfers are confirmed in writing. Your transfer request must include the following:

o your contract number;

SELECTING YOUR ANNUITY OPTION


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o the percentage of your annuity units (as of the date of your request) to be transferred; and

o the variable investment options to and from which the units are to be transferred.

We do not charge you for any transfer among your variable investment options.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract directly to our processing office within 10 days after you receive it. In some states, this "free look" period may be longer.


For your premium payment allocated to the variable investment options, your refund will equal your premium payment for such options plus or minus any investment gain or loss in the variable investment options through the date we receive your contract at our processing office, less any annuity payments you may have already received. We will also automatically deduct the daily charges. For a premium payment allocated to the fixed income annuity option, your refund will equal the amount you allocated to the fixed income annuity option, without interest, less any payments you may have already received. However, some states require that we refund the full amount of your premium payment (not including any investment gain or loss). For an IRA contract (discussed under "Tax information" later in this prospectus) returned to us within seven days after you receive it, we are required to refund the full amount of your premium payment.


We may require that you wait six months before you may apply for a contract with us again if:

o you cancel your contract during the "free look" period; or

o you change your mind before you receive your contract whether we have received your premium payment or not.

Please see "Tax information" for possible consequences of cancelling your contract.

YOUR ANNUITY PAYOUT OPTION

The Variable Immediate Annuity offers you several choices of annuity payout options to receive your monthly annuity payments. Restrictions may apply, depending on the type of contract you own.


--------------------------------------------------------------------------------
ANNUITY PAYOUT OPTIONS
--------------------------------------------------------------------------------


Life annuity (except in New York)
Life annuity -- period certain
Joint and survivor life annuity
Joint and survivor life annuity -- period certain


ANNUITY PAYOUT OPTIONS

You may elect to receive your variable income annuity option payments, or your combined variable income annuity option and fixed income annuity option payments, on any one of the forms listed below. If your annuity payments equal the sum of amounts received under both the variable income annuity option and the fixed income annuity option, you must select the same payout option for both.


o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuing benefit following the annuitant's death, this annuity payout option provides the highest monthly payment of any of the life annuity payout options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot exceed the annuitant's life expectancy.

o Joint and survivor life annuity: An annuity that guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the surviving annuitant for the rest of the surviving annuitant's life.

SELECTING YOUR ANNUITY OPTION




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o   Joint and survivor life annuity with period certain: This annuity form guarantees payments for the rest of both annuitants' lives. In addition, if both annuitants die before the period certain ends, payments will continue to the beneficiary for the balance of the period certain. The certain period cannot exceed the joint life expectancy of the annuitants.


Each option involves a life contingency, which means that we guarantee that you will receive annuity payments for the rest of the annuitant's life and the life of any joint annuitant.

Because each annuity payout option involves a life contingency, the amount of your first monthly payment will depend on the annuitant's age, the age of any joint annuitant, and the sex of the annuitant and any joint annuitant.

All other factors being equal, the older the annuitant is at the time of purchase, generally the larger the amount of your monthly payments. The annuity payout options that do not involve a period certain or a joint annuitant generally will provide you with a higher monthly payment than options that involve those features. In addition, generally monthly payments for female annuitants are lower than for male annuitants of the same age.


DETERMINING YOUR MONTHLY VARIABLE PAYMENTS

The amount of your first monthly variable annuity payment ("monthly payment") will depend on the following factors:

o the amount applied to purchase the annuity,

o the assumed base rate of net investment return,

o the form of distribution (annuity payout option you select),

o the annuitant's age and any joint annuitant's age (as discussed above), and

o in certain instances, the sex of the annuitant(s) (as discussed above).

We do not guarantee or project the growth in value of your variable annuity payments. Once you choose an annuity payout option and payments begin, you cannot change the payout option.

The first two monthly payments are fixed. The third and subsequent monthly annuity payments you receive under the variable income annuity option will vary according to the net investment return of the variable investment options you select to fund the variable payments. After the first two payments, we will calculate each monthly payment by multiplying a variable investment option's average annuity unit value by the number of annuity units credited to you under that option. For purposes of this calculation:

The number of annuity units equals the first monthly payment divided by the annuity unit value on the business day we receive the premium payment.

The average annuity unit value equals the average of the annuity unit values for the calendar month that is two months before the date the payment is due.

In the case of a transfer between variable investment options, we calculate the number of annuity units by dividing the dollar value of the transfer by the annuity unit value of the variable investment options you are transferring into on the contract date anniversary, or such other date as we may allow, in accordance with our procedures.


ASSUMED INVESTMENT RETURN ("AIR")


To calculate your initial monthly payment, we assume a specific rate of return is earned under your contract. This is the assumed base rate of investment return ("AIR"). All contracts have an AIR of 5%, except for contracts issued in states where a 3-1/2% AIR (maximum) is used.


If a variable investment option's net investment return equals the AIR, then the amount of your monthly payment will not change. If the net investment return is greater than the AIR, then the amount of your monthly payment will increase. On the other hand, if the net investment return is less than the AIR, then the amount of your monthly payment will decrease.

 SELECTING YOUR ANNUITY OPTION

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Monthly payments under contracts with AIRs of 3-1/2% will at first be smaller than those under contracts with AIRs of 5%. Monthly payments under contracts with AIRs of 3-1/2% also will generally rise more rapidly when annuity unit values are rising, and will fall more slowly when annuity unit values are falling, than those under contracts with AIRs of 5%.

3
Charges and expenses

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CHARGES THAT EQUITABLE LIFE DEDUCTS


We deduct the following onetime charges from your premium payment:

o An administrative expense charge.


o A charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state.


We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the annuity unit values:

o A mortality and expense risks charge.

o An asset-based administrative charge.

More information about these charges appears below.


ADMINISTRATIVE EXPENSE CHARGE

We deduct a onetime charge of $350 from your premium payment for administrative expenses of the contract. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, for example, premium taxes in your state. We deduct this charge from your premium payment. The current tax charge that might be imposed varies by state and ranges from 0% to 3.5% of your premium payment (1% in Puerto Rico and 5% in the U.S. Virgin Islands).


MORTALITY AND EXPENSE RISKS CHARGE AND ASSET-BASED ADMINISTRATIVE CHARGE

We deduct a daily charge at an effective annual rate of 0.50% of the net assets in each variable investment option. This charge is reflected in the annuity unit values for the particular variable investment option. We reserve the right to increase this charge to an annual rate of 1.55%, which covers maximum mortality and expense risk charges of 1.25% and maximum asset-based administrative charges of 0.30%.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

We may use any profit from the mortality and expense risk charge to help cover sales commissions and other distribution expenses.

Our intention is that the asset-based charge for expenses, together with the administrative expense charge, reimburse us for our actual costs in providing administrative services in connection with the contract. These charges are not designed to include an element of profit. There is not necessarily a relationship between the amount of administrative charge imposed on a given contract and the amount of expenses that may be attributed to that contract.


CHARGES THAT EQ ADVISORS TRUST DEDUCTS

EQ Advisors Trust deducts charges for the following types of fees and expenses:



o Management fees ranging from 0.25% to 0.85%.


o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

o Investment-related expenses, such as brokerage commissions and other expenses related to the purchase and sale of securities.

These charges are reflected in the daily share price of each portfolio. Since EQ Advisors Trust shares are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their annuity unit values. For more information about these charges, please refer to the prospectus of EQ Advisors Trust attached at the end of this prospectus.

4
TAX INFORMATION


CHARGES AND EXPENSES

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OVERVIEW

In this part of the prospectus, we discuss the current federal income tax rules that generally apply to Variable Immediate Annuity contracts owned by United States taxpayers. The tax rules can differ, depending on whether the annuity is purchased with after-tax dollars and is not used to fund any type of qualified retirement plan ("nonqualified annuity"), or the annuity is purchased with pre-tax dollars and will be used to fund payouts from tax-favored retirement plans ("qualified annuity").

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights under the contract, or payments under the contract may be subject to gift or estate taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.


TAXATION OF ANNUITY PAYMENTS


We designed the Variable Immediate Annuity contract to qualify as an "annuity" for purposes of federal income tax rules. The taxable portion of annuity payments is treated as ordinary income and is subject to income tax withholding. See "Federal and state income tax withholding and information reporting" below.


The Variable Immediate Annuity contract is a payout annuity -- that is, funds are applied to a payment stream measured by the annuitant's (and any joint annuitant's) life, which payment stream is at least as long as any period certain elected.

The federal income tax treatment of your Variable Immediate Annuity contract payments will depend on whether you have a "tax basis" or "investment in the contract," that is, whether you have purchased the contract with after-tax funds. Where contributions to fund a tax-favored retirement program annuity are all pre-tax funds, all amounts distributed from the contract are fully taxable as ordinary income, not capital gains for federal income tax purposes. However, where a contract has been purchased wholly or partially with after-tax funds, you are entitled to get back without paying tax ("tax free"), the portion of each payment that is attributed to these after-tax funds. Special rules apply to individual retirement annuity ("IRA") contracts, as discussed in the next section under "IRAs" -- "Taxation of payments."


The formula for determining the tax-free portion of each payment varies slightly depending on whether the contract is a nonqualified annuity, a qualified plan, or TSA. Generally, the tax-free portion of each payment is based on the ratio of the after-tax investment in the contract, adjusted for any guaranteed period, divided by the expected number of payments, as determined in accordance with Treasury Regulations. For a qualified plan or TSA annuity, no adjustment for a guaranteed period is required. The expected number of payments is generally determined under a statutory table. In all cases, the remainder of each payment will be taxable. Special rules apply if the variable annuity payments you actually receive in a year are less than the amount permitted to be recovered tax free. After you recover your total investment in the contract, subsequent payments are fully taxable. If payments stop as a result of death, a deduction for any unrecovered investment will be allowed.


Payments will generally receive the same income tax treatment that applies to payments made to you while you are living if they are made to:

o a successor owner after your death and while the annuitant is still alive; or


o a joint annuitant after the death of the annuitant; or



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TAX INFORMATION


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o a beneficiary under a life income period certain Variable Immediate Annuity after the death of the annuitant during the certain period.


EARLY DISTRIBUTION PENALTY TAX

If you take a distribution before you are age 59 1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to income tax. The extra penalty tax does not apply to pre-age 59 1/2 distributions made:

(1) on or after your death; or

(2) because you are disabled (special federal income tax definition); or

(3) in the form of substantially equal periodic annuity payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and a beneficiary; or

(4) payments under an immediate annuity.

--------------------------------------------------------------------------------
An "immediate annuity" is generally an annuity under which payments begin within one year from purchase and provides for a series of substantially equal periodic payments made at least annually.
--------------------------------------------------------------------------------

We believe your annuity payments should not be subject to the 10% penalty under exception (3) or (4) above.


SPECIAL RULES FOR TAX-FAVORED RETIREMENT PROGRAMS


QUALIFIED PLANS AND TSAS


DISTRIBUTION RESTRICTIONS AND PENALTY TAXES

Certain retirement programs restrict the ability to make distributions from funds that are attributed to contributions made from salary reductions, generally until the plan participant:

o is age 59 1/2; or

o has died; or

o is disabled (special federal income tax definition); or

o is separated from service.

In addition, distribution from any unrestricted funds in the form of a life-contingent annuity prior to age 59 1/2 may be subject to a 10% additional income tax penalty unless the individual has separated from service. Also, the Employee Retirement Income Security Act of 1974, as amended, may require that benefits under the program be paid in a specified form or require spousal consent to elect another form.


MINIMUM DISTRIBUTION RULES


Generally, a life-contingent annuity such as the Variable Immediate Annuity contract will meet the rules requiring minimum distributions to be made from qualified plans, 403(b) arrangements, and individual retirement annuities, beginning in the year the individual is required to begin minimum distributions. Minimum distributions generally must begin in the year the individual is age 70 1/2, but may be delayed if the individual is age 70 1/2 but not retired from the employer sponsoring the plan. If the individual elects a period certain on the life-contingent contract, the period certain cannot be longer than the individual's life expectancy (or joint life expectancies of the individual and a beneficiary) according to IRS tables and proposed minimum distribution regulations.



IRAS

Your contract is designed to qualify as a traditional individual retirement annuity under Section 408(b) of the Internal Revenue Code. Your rights under the contract cannot be forfeited.

This prospectus contains the information that the IRS requires you to have before you purchase an IRA. This section covers some of the special tax rules that apply to traditional individual retirement arrangements. This disclosure does not apply to Roth IRAs. You should be aware that an IRA is subject to certain restrictions in order to qualify for its special treatment under the federal income tax rules.


For further information about individual retirement annuities, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements
(IRAs)"). This publication

TAX INFORMATION


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is usually updated annually, and can be obtained from any IRS district office or IRS Website (www.irs.gov).


We have not applied for an opinion letter from the IRS approving the form of the contract as an IRA. Such IRS approval is a determination only as to the form of the annuity and does not represent a determination of the merits of the annuity as an investment.


We describe the amount and types of charges that may apply to your rollover/transfer payments under "Charges and expenses" in this prospectus. We describe the method of calculating payments under "Determining your monthly payments" in this prospectus. We do not guarantee or project growth in your variable income annuity option payments (as opposed to payments from the fixed income annuity option discussed in "About our general account" under "More information").



CANCELLATION

You can cancel a contract issued as an IRA by following the directions under "Your right to cancel within a certain number of days." If you cancel an IRA contract, we may be required to withhold tax, and must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.


FUNDING

This IRA may be funded through rollover or transfer of funds only and not through "regular" IRA payments out of your current earnings. Direct transfers may be made only from another traditional individual retirement arrangement. Amounts may be rolled over from another individual retirement arrangement within 60 days of when you receive the funds (unless such funds have already been subject to rollover from one individual retirement arrangement to another at any time during the past 12-month period). Amounts may also be rolled over within 60 days of when you receive the funds or as a direct rollover of an "eligible rollover distribution" from a qualified plan or 403(b) arrangement. The owner of the Variable Immediate Annuity IRA must also have been the owner of the individual retirement arrangement that is the source of funds (or the qualified plan or 403(b) participant, as the case may be).

The surviving spouse beneficiary can roll over funds from a deceased owner's individual retirement arrangement, or qualified plan, or 403(b) arrangement to purchase the Variable Immediate Annuity. In addition, the Variable Immediate Annuity may be purchased with rollover funds by a participant, a spouse, or a former spouse in a qualified domestic relations order. Also, the Variable Immediate Annuity can be transferred between spouses or former spouses as a result of a court-ordered divorce or separation decree.

After-tax contributions and any amounts that are required to be distributed under the "required minimum distribution rules" discussed below that apply to individuals after they reach age 70 1/2 may not be rolled over. If amounts that are not eligible to be rolled over are in fact rolled over to the Variable Immediate Annuity IRA, they may be subject to a 6% excise tax.


REQUIRED MINIMUM DISTRIBUTIONS

April 1, following the calendar year in which you reach age 70 1/2 is the "Required Beginning Date" -- the date on which required minimum distributions from an individual retirement arrangement are required to begin.


If you are past your Required Beginning Date, you may still purchase a Variable Immediate Annuity IRA, through transfer or rollover of funds; however, before the funds are transmitted to your contract, you must have elected a life expectancy recalculation method of calculating minimum distributions and you must take the minimum distribution for the year.


As discussed above under "Qualified plans and TSAs" -- "Minimum distribution rules," payments from the Variable Immediate Annuity IRA should meet required minimum distribution rules that apply to life-contingent annuity payments, provided that life expectancy table rules are met for any period certain selected and the rules described in this section are met.


The IRS and Treasury have recently proposed revisions to the minimum distribution rules. We expect these rules to be

TAX INFORMATION




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finalized no earlier than January 2002. The discussion in this prospectus reflects the current rules.



TAXATION OF PAYMENTS

All payments from the Variable Immediate Annuity IRA are reported as being fully taxable. If you establish the annuity through a direct transfer of individual retirement arrangement funds that include any nondeductible contributions, it is your responsibility to calculate the amount of each payment that is not subject to tax, based on filings you have made with the IRS and records you have been required to retain.

Distributions from an IRA are not eligible for ten-year averaging and long-term capital gain treatment available in certain cases to distributions from qualified plans.


BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS


You cannot get loans from an IRA. You cannot use an IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.


FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax on the taxable portion of your periodic annuity payments. You may be able to elect out of this income tax withholding in some cases. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules. Requests not to withhold federal income tax must be made in writing before receiving benefits under the Variable Immediate Annuity contract. Our processing office will provide forms for this purpose. No election out of withholding is valid unless you provide us with the correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that annuity income tax withholding will apply to payments from the Variable Immediate Annuity contract made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number in the section "How to reach us."


Periodic payments are generally subject to wage-bracket type withholding (as if such payments were wages by an employer to an employee) unless you elect no withholding. Unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.


Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $15,360 in 2001, your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that no tax be withheld. Your withholding election remains effective unless you revoke it. You may revoke or change your withholding election at any time.



OTHER INFORMATION


The IRS has stated that you will be considered the owner of the assets in the separate account if you possess incidents of ownership in those assets, such as the ability to exercise

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investment control over the assets. The Treasury Department has the authority to issue guidelines prescribing the circumstances in which your ability to direct your investment to a particular portfolio within a separate account may cause you, rather than the insurance company, to be treated as the owner of the portfolio shares attributable to your nonqualified annuity contract. If you were to be considered the owner of the underlying shares, income and gains attributable to such portfolio shares would be currently included in your gross income for federal income tax purposes. Incidents of investment control could include among other items, the number of investment options available under a contract and/or the frequency of transfers available under the contract. In connection with the issuance of regulations concerning investment diversification, in 1986, the Treasury Department announced that the diversification regulations did not provide guidance on investor control but that guidance would be issued in the form of regulations or rulings. As of the date of this prospectus, no such guidance has been issued. It is not known whether such guidelines, if in fact issued, would have retroactive adverse effect on existing contracts. We can not provide assurance as to the terms or scope of any future guidance nor any assurance that such guidance would not be imposed on a retroactive basis to contracts issued under this prospectus. We reserve the right to modify the contract as necessary to attempt to prevent you from being considered the owner of the assets of the separate account for tax purposes.



SPECIAL RULES FOR CONTRACTS ISSUED IN PUERTO RICO

Under current law, we treat income from the Variable Immediate Annuity contract as U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from the Variable Immediate Annuity contract is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a Variable Immediate Annuity contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income for each. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.


IMPACT OF TAXES TO EQUITABLE LIFE

The contract provides that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for taxes.

5
MORE INFORMATION



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ABOUT SEPARATE ACCOUNT A


Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account A's operations are accounted for without regard to Equitable Life's other operations.

Separate Account A is registered under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise Equitable Life or Separate Account A.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2) to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5) to deregister Separate Account A under the Investment Company Act of 1940;

(6) to restrict or eliminate any voting rights as to Separate Account A; and

(7) to cause one or more variable investment options to invest some or all of their assets in a mutual fund other than or in addition to EQ Advisors Trust.

We will notify you in advance if we make any changes that result in a material change in the underlying investments of a variable investment option. We may make other changes in the contracts that do not reduce any annuity benefit, or other accrued rights or benefits.


ABOUT EQ ADVISORS TRUST

EQ Advisors Trust is registered under the Investment Company Act of 1940. It is classified as an "open-end management investment company," more commonly called a mutual fund. EQ Advisors Trust issues different shares relating to each portfolio.

Equitable Life serves as the investment manager of EQ Advisors Trust. As such, Equitable Life oversees the activities of the investment advisers with respect to EQ Advisors Trust and is responsible for retaining or discontinuing the services of those advisers. (Prior to September 1999, EQ Financial Consultants, Inc. the predecessor to AXA Advisors, LLC and a subsidiary of Equitable Life, served as investment manager to EQ Advisors Trust.)

For periods prior to October 18, 1999 the Alliance portfolios were part of The Hudson River Trust. On October 18, 1999, these portfolios became the corresponding portfolios of EQ Advisors Trust.


EQ Advisors Trust does not impose sales charges or "loads" for buying and selling its shares. All dividends and other distributions on Trust shares are reinvested in full. The Board of Trustees of EQ Advisors Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about EQ Advisors Trust, its investment objectives, policies, restrictions, risks, expenses, and other aspects of its operations, appear in the prospectus for EQ Advisors Trust attached at the end of this prospectus, or in its SAI, which is available upon request.

 MORE INFORMATION


-----
24
--------------------------------------------------------------------


ABOUT OUR GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the fixed income annuity option, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of exemptions and exclusionary provisions that apply, interests in the general account have not been registered under the Securities Act of 1933, nor is the general account an investment company under the Investment Company Act of 1940.



We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account and the fixed income annuity option. The disclosure, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


COMBINATION OF CERTAIN INVESTMENT OPTIONS

On or about May 18, 2001, interests in the EQ/Balanced Portfolio will replace interests in the Alliance Conservative Investors Portfolio, which will no longer be available. We will move the assets from, and automatically direct any contributions made to the Alliance Conservative Investors Portfolio into the EQ/Balanced Portfolio. Because the replaced Portfolio will continue to be in existence only until approximately May 18, 2001, reference to this option has been omitted from the prospectus.



ABOUT YOUR VOTING RIGHTS

As the owner of the shares of EQ Advisors Trust we have the right to vote on certain matters involving the portfolios, such as:

o the election of trustees.

o the formal approval of independent auditors selected for the EQ Advisors Trust; or

o any other matters described in the prospectuses for EQ Advisors Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.


VOTING RIGHTS OF OTHERS

Currently, we control EQ Advisors Trust. EQ Advisors Trust shares are sold to our separate accounts and an affiliated qualified plan trust. In addition, shares of EQ Advisors Trust are held by separate accounts of insurance companies both affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the contract owners, we currently do not foresee any disadvantages because of this. The Board of Trustees of EQ Advisors Trust intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a response to any of those events insufficiently protects our contract owners, we will see to it that appropriate action is taken.


SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require contract owner approval, contract owners will be entitled to cast the number of votes equal to the dollar amount of reserves we are holding in a variable investment option for such contract owner divided by the annuity unit value for that option. We will cast

-----
25
--------------------------------------------------------------------


votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


ABOUT LEGAL PROCEEDINGS

Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings is likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.


FINANCIAL STATEMENTS

The financial statements of Separate Account No. A, as well as the consolidated financial statements of Equitable Life are in the SAI. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-245-1230.


DISTRIBUTION OF THE CONTRACTS


AXA Advisors, LLC ("AXA Advisors"), the successor to EQ Financial Consultants, Inc. and an affiliate of Equitable Life, is the distributor of the contracts and has responsibility for sales and marketing functions for Separate Account
A. AXA Advisors serves as the principal underwriter of Separate Account A. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. AXA Advisors' principal business address is 1290 Avenue of the Americas, New York, NY 10104.

The contracts will be sold by financial professionals who are registered representatives of AXA Advisors and its affiliates who are also our licensed insurance agents, as well as by affiliated and unaffiliated broker-dealers with which AXA Advisors, has entered into selling agreements. AXA Advisors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with Equitable Life. The offering of the contracts is intended to be continuous.

                      (This page intentionally left blank)

APPENDIX: EXAMPLES OF HOW WE DETERMINE VARIABLE ANNUITY PAYMENTS FOR YOUR SINGLE PREMIUM PAYMENT AND FOR VARIABLE INVESTMENT OPTION TRANSFERS


-----
A-1
--------------------------------------------------------------------------------



The examples below show how we would determine the variable annuity payments for a given variable investment option at original issue, and upon transfer from that variable investment option to another after variable annuity payments have begun.

We assume that $100,000, after we deduct any fees that apply, was used to purchase a Variable Income Annuity contract under the EQ/Alliance Common Stock variable investment option on 12/22/00. Based on an AIR of 5%, let us say that the resulting initial monthly payment of $800 beginning on that date, is for a female age 75 under a life annuity with 10-year period certain form. This payment represents, for purposes of this example, 80 EQ/Alliance Common Stock variable annuity units purchased, and is fixed for the first two payments and varies thereafter according to the EQ/Alliance Common Stock performance compared to the AIR.

We further assume that on the first contract date anniversary, 12/24/01, we receive a request for a 40% transfer of variable annuity units from the EQ/Alliance Common Stock variable investment option to the EQ/Alliance Global variable investment option. Note that since payments (after the initial two) are based on an average unit annuity value for two months prior, a change in the payments resulting from the transfer does not occur until two months after the effective date of transfer.



-------------------------------------------------------------------------------------------------------------
 AS OF 12/22/00 (ORIGINAL ISSUE)
-------------------------------------------------------------------------------------------------------------
(1)   Premium applied*                                                                       $100,000
(2)   Initial monthly payment on 1/22/01                                                     $   800
(3)   EQ/Alliance Common Stock option annuity unit value (12/22/00)                          $ 10.00
(4)   Number of EQ/Alliance Common Stock variable annuity units: (2)/(3)                          80
-------------------------------------------------------------------------------------------------------------
AS OF 12/24/01 (ANNUITANT ELECTION TO TRANSFER 40% FROM EQ/ALLIANCE COMMON STOCK TO EQ/ALLIANCE GLOBAL OPTION)
--------------------------------------------------------------------------------------------------------------
(5)   EQ/Alliance Common Stock option annuity unit value (12/24/01)                          $ 11.25
(6)   EQ/Alliance Global option annuity unit value (12/24/01)                                $ 10.00
(7)   Portion of annuity units transferred to EQ/Alliance Global option: 40% x (4) x (5)/(6)      36
(8)   Remaining annuity units in EQ/Alliance Common Stock option: 60% x (4)                       48
-------------------------------------------------------------------------------------------------------------
 AS OF 12/24/01 (BENEFIT PAYMENT BASED ON ANNUITY UNITS OWNED IN OCTOBER 2001)
-------------------------------------------------------------------------------------------------------------
(9)   Average EQ/Alliance Common Stock option annuity unit value (October 2001)              $ 10.50
(10)  Monthly payment under EQ/Alliance Common Stock option on 12/24/01: (4) x (9)           $   840
-------------------------------------------------------------------------------------------------------------
AS OF 1/22/02 (BENEFIT PAYMENT BASED ON ANNUITY UNITS OWNED IN NOVEMBER 2001)
-------------------------------------------------------------------------------------------------------------
(11)  Average EQ/Alliance Common Stock option annuity unit value (November 2001)             $ 11.25
(12)  Monthly payment under EQ/Alliance Common Stock option on 1/22/01: (4) x (11)           $   900
-------------------------------------------------------------------------------------------------------------
AS OF 2/22/02 (BENEFIT PAYMENT BASED ON ANNUITY UNITS OWNED IN DECEMBER 2001)
-------------------------------------------------------------------------------------------------------------
(13)  Average EQ/Alliance Common Stock option annuity unit value (December 2001)             $ 11.50
(14)  Average EQ/Alliance Global option annuity unit value (December 2001)                   $ 11.00
(15)  Monthly payment under EQ/Alliance Common Stock option on 2/22/02: (8) x (13)           $   552
(16)  Monthly payment under EQ/Alliance Global option on 2/22/02: (7) x (14)                 $   396
(17)  Total monthly payment on 2/22/02: (15) + (16)                                          $   948
-------------------------------------------------------------------------------------------------------------


* After deduction of the $350 administrative expense charge.

Annuity unit values shown in the above example are hypothetical and used for illustrative purposes only. The example is not a representation or projection of the amount of annuity payments that would actually be received under the contract.

                      (This page intentionally left blank)

STATEMENT OF ADDITIONAL INFORMATION


--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                          PAGE

Annuity unit values                                                         2
Custodian and independent accountants                                       3

Distribution of the contracts                                               3
Financial Statements                                                        4



HOW TO OBTAIN A VARIABLE IMMEDIATE ANNUITY STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A

Send this request form to:
 Equitable Life
     Variable Immediate Annuity
     P.O. Box 2494
     New York, NY 10116-2494

--------------------------------------------------------------------------------

Please send me a Variable Immediate Annuity SAI for Separate Account A dated May 1, 2001.



--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City            State       Zip






888-1272

Variable Immediate Annuity
A Combination Variable and Fixed Immediate

STATEMENT OF ADDITIONAL INFORMATION
DATE MAY 1, 2001

--------------------------------------------------------------------------------

This statement of additional information ("SAI") is not a prospectus. It should be read in conjunction with the related Variable Immediate Annuity prospectus, dated May 1, 2001. That prospectus provides detailed information concerning the contracts and the variable investment options, as well as the fixed income annuity option, that fund the contracts. Each variable investment option is a subaccount of Equitable Life's Separate Account A. The fixed income annuity option is part of Equitable Life's general account. Definitions of special terms used in the SAI are found in the prospectus.



A copy of the prospectus is available free of charge by writing the processing office (Post Office Box 2494, New York, New York 10116-2494), by calling 1-800-245-1230 toll free, or by contacting your financial professional.

TABLE OF CONTENTS



Annuity unit values                                    2
Custodian and independent accountants                  3
Distribution of the contracts                          3
Financial statements                                   4
                                                       --







Copyright 2001 The Equitable Life Assurance Society of the United States.
   1290 Avenue of the Americas. New York, New York 10104. All rights reserved.

888-1272

ANNUITY UNIT VALUES



-----
2
--------------------------------------------------------------------------------

We fixed the annuity unit value for the variable investment options of the Variable Immediate Annuity contract on October 1, 1997 for contracts with AIR of 5% and 3 1/2% a year, respectively. The following table shows the annuity unit values on October 1, 1997, December 31, 1998, December 31, 1999 and December 31, 2000 (rounded to two decimal places). For each valuation period, the annuity unit value is the annuity unit value for the immediately preceding valuation period multiplied by the adjusted net investment factor under the contract.




------------------------------------------------------------------------------------------------------------------------

 VARIABLE INVESTMENT OPTIONS            AIR        10/1/97       12/31/97     12/31/98     12/31/99    12/31/00

------------------------------------------------------------------------------------------------------------------------


EQ/Aggressive Stock                    3 1/2%        $   1.52     $   1.37     $   1.32     $   1.51     $   1.26
                                           5%        $   1.48     $   1.32     $   1.26     $   1.42     $   1.17

-------------------------------------------------------------------------------------------------------------------------

EQ/Alliance Common Stock               3 1/2%        $   1.53     $   1.55     $   1.93     $   2.32     $   1.92
                                           5%        $   1.48     $   1.50     $   1.84     $   2.18     $   1.78

-------------------------------------------------------------------------------------------------------------------------


EQ/Alliance Global                     3 1/2%        $   1.28     $   1.23     $   1.44     $   1.92     $   1.50
                                           5%        $   1.24     $   1.19     $   1.37     $   1.80     $   1.39


-------------------------------------------------------------------------------------------------------------------------


EQ/Alliance Growth and Income          3 1/2%        $   1.52     $   1.49     $   1.73     $   1.97     $   2.06
                                           5%        $   1.47     $   1.44     $   1.64     $   1.85     $   1.91

-------------------------------------------------------------------------------------------------------------------------


EQ/Alliance Growth Investors           3 1/2%        $   1.33     $   1.29     $   1.48     $   1.80     $   1.62
                                           5%        $   1.29     $   1.25     $   1.41     $   1.69     $   1.49

-------------------------------------------------------------------------------------------------------------------------


EQ/Alliance High Yield                 3 1/2%        $   1.39     $   1.40     $   1.28     $   1.19     $   1.04
                                           5%        $   1.35     $   1.35     $   1.22     $   1.11     $   0.96


-------------------------------------------------------------------------------------------------------------------------


EQ/Alliance Intermediate Govern        3 1/2%        $   1.04     $   1.05     $   1.09     $   1.05     $   1.10
  Securities                               5%        $   1.01     $   1.02     $   1.04     $   0.98     $   1.02


-------------------------------------------------------------------------------------------------------------------------


EQ/Alliance International              3 1/2%        $   1.15     $   1.03     $   1.09     $   1.44     $   1.07
                                           5%        $   1.11     $   0.99     $   1.04     $   1.35     $   0.99


-------------------------------------------------------------------------------------------------------------------------


EQ/Alliance Money Market               3 1/2%        $   1.03     $   1.03     $   1.05     $   1.06     $   1.08
                                           5%        $   1.00     $   1.00     $   1.00     $   0.99     $   1.00


-------------------------------------------------------------------------------------------------------------------------


EQ/Alliance Quality Bond               3 1/2%        $   1.09     $   1.10     $   1.15     $   1.08     $   1.16
                                           5%        $   1.06     $   1.06     $   1.09     $   1.02     $   1.07


-------------------------------------------------------------------------------------------------------------------------


EQ/Alliance Small Cap Growth           3 1/2%        $   1.31     $   1.23     $   1.39     $   1.71     $   1.87
                                           5%        $   1.30     $   1.22     $   1.36     $   1.64     $   1.78


-------------------------------------------------------------------------------------------------------------------------


EQ/Balanced                            3 1/2%        $   1.27     $   1.24     $   1.41     $   1.60     $   1.52
                                           5%        $   1.23     $   1.20     $   1.34     $   1.50     $   1.40


-------------------------------------------------------------------------------------------------------------------------


EQ/Equity 500 Index                    3 1/2%        $   1.62     $   1.63     $   2.01     $   2.33     $   2.02
                                           5%        $   1.57     $   1.57     $   1.91     $   2.18     $   1.87


-----
3
--------------------------------------------------------------------------------
The net investment factor is:

   [GRAPHIC OMITTED]

   where:


(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the variable investment option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by EQ Advisors Trust. This share value is after the deduction of fees and expenses of EQ Advisors Trust.


(b)is the value of the variable investment options shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account).

(c)is the daily mortality and expense risk charge and administrative charge relating to the contracts, times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes. The daily charges are at an effective annual rate not to exceed a total of 1.55%.

For each valuation period, the adjusted net investment factor is equal to the net investment factor reduced for each day in the valuation period by:

o .00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

o .00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate. The average annuity unit value for a calendar month is equal to the average of the annuity unit values for such month.



ILLUSTRATION OF CHANGES IN ANNUITY UNIT VALUES

To show how we determine variable annuity payments from month to month, assume that the net contribution paid for a contract is enough to fund a Variable Immediate Annuity contract with a monthly payment of $100. Also assume that the annuity unit value of the variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on an average annuity unit value of $3.56 in April 2001, the annuity payment due in June 2001 would be $95.19 (26.74 units times $3.56).

CUSTODIAN AND INDEPENDENT ACCOUNTANTS

Equitable Life is the custodian for shares of EQ Advisors Trust owned by Separate Account A.

The financial statements of Separate Account A for the period ended December 31, 2000 and 1999 , and the consolidated financial statements of Equitable Life at December 31, 2000 and 1999 and for each of the three years ended December 31, 2000 included in this SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of such firm as experts in accounting and auditing.

DISTRIBUTION OF CONTRACTS

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, Equitable Life, and certain of Equitable Life's separate accounts, including Separate Account A, Equitable Life paid AXA Advisors a fee of $325,380 for each of the years 2000, 1999 and 1998. In 2000, Equitable Life paid AXA Advisors $666,577,890 as the distributor of certain contracts, including these contracts, and as the principal underwriter of several Equitable Life separate accounts,

-----
4
--------------------------------------------------------------------------------



including Separate Account A. Of this amount, AXA Advisors retained
$385,314,054.


FINANCIAL STATEMENTS

The consolidated financial statements of Equitable Life included herein should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the contracts.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A


INDEX TO FINANCIAL STATEMENTS


Report of Independent Accountants.............................    FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2000....    FSA-3
   Statements of Operations for the Year Ended
    December 31, 2000.........................................    FSA-9
   Statements of Changes in Net Assets for the
    Years Ended December 31, 2000 and 1999....................   FSA-15
   Notes to Financial Statements..............................   FSA-25


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Accountants.............................      F-1
   Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2000 and 1999....      F-2
   Consolidated Statements of Earnings, Years Ended
    December 31, 2000, 1999 and 1998..........................      F-3
   Consolidated Statements of Shareholder's Equity and
    Comprehensive Income, Years Ended December 31, 2000,
    1999 and 1998.............................................      F-4
   Consolidated Statements of Cash Flows, Years Ended
    December 31, 2000, 1999 and 1998..........................      F-5
   Notes to Consolidated Financial Statements.................      F-7


                                      FSA-1

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account A of The Equitable Life Assurance Society of the United States



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, listed in Note 1 to such financial statements, of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account A at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in the EQ Advisors Trust at December 31, 2000 with the transfer agent of the EQ Advisors Trust, provide a reasonable basis for our opinion.



/s/PricewaterhouseCoopers LLP
New York, New York
February 5, 2001


                                     FSA-2

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000


                                                      ALLIANCE         ALLIANCE
                                                       COMMON        CONSERVATIVE     ALLIANCE
                                                       STOCK           INVESTORS       GLOBAL
                                                 ----------------    ------------   ------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $8,426,313,427 ........................  $  7,634,861,017
           147,829,545 ........................                      $149,488,557
         1,064,034,012 ........................                                     $857,499,505
         1,005,033,573 ........................
         1,025,030,717 ........................
           182,673,198 ........................
            54,476,917 ........................
Receivable for Trust shares sold ..............           120,489               -              -
Receivable for policy-related transactions
 (Note 3) .....................................        18,994,282         947,434      4,891,734
                                                 ----------------    ------------   ------------
  Total assets ................................     6,653,975,788     150,435,991    862,391,239
                                                 ----------------    ------------   ------------
LIABILITIES:
Payable for Trust shares purchased ............                 -         214,978        844,206
Payable for policy-related transactions
 (Note 3) .....................................                 -               -              -
                                                 ----------------    ------------   ------------
  Total liabilities ...........................                 -         214,978        844,206
                                                 ----------------    ------------   ------------
NET ASSETS ....................................  $  7,653,975,788    $150,221,013   $861,547,033
                                                 ================    ============   ============
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................  $        547,147    $     48,099   $     83,015
Net Assets attributable to Contractowners .....     7,653,428,641     150,172,914    861,464,018
                                                 ----------------    ------------   ------------
NET ASSETS ....................................  $  7,653,975,788    $150,221,013   $861,547,033
                                                 ================    ============   ============




                                                                                                       ALLIANCE
                                                     ALLIANCE          ALLIANCE         ALLIANCE     INTERMEDIATE
                                                    GROWTH AND          GROWTH            HIGH        GOVERNMENT
                                                      INCOME          INVESTORS          YIELD        SECURITIES
                                                 ---------------- ----------------- --------------- -------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $8,426,313,427 ........................
           147,829,545 ........................
         1,064,034,012 ........................
         1,005,033,573 ........................  $1,036,942,796
         1,025,030,717 ........................                    $1,049,364,654
           182,673,198 ........................                                      $121,727,187
            54,476,917 ........................                                                      $53,491,482
Receivable for Trust shares sold ..............               -                 -               -              -
Receivable for policy-related transactions
 (Note 3) .....................................       5,943,487         5,371,122         564,757        458,046
                                                 --------------    --------------    ------------    -----------
  Total assets ................................   1,042,886,283     1,054,735,776     122,291,944     53,949,528
                                                 --------------    --------------    ------------    -----------
LIABILITIES:
Payable for Trust shares purchased ............       1,551,288           993,957         122,791        166,187
Payable for policy-related transactions
 (Note 3) .....................................               -                 -               -              -
                                                 --------------    --------------    ------------    -----------
  Total liabilities ...........................       1,551,288           993,957         122,791        166,187
                                                 --------------    --------------    ------------    -----------
NET ASSETS ....................................  $1,041,334,995    $1,053,741,819    $122,169,153    $53,783,341
                                                 ==============    ==============    ============    ===========
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................  $      250,585    $      515,822    $    338,544    $   377,537
Net Assets attributable to Contractowners .....   1,041,084,410     1,053,225,997     121,830,609     53,405,804
                                                 --------------    --------------    ------------    -----------
NET ASSETS ....................................  $1,041,334,995    $1,053,741,819    $122,169,153    $53,783,341
                                                 ==============    ==============    ============    ===========


-------
See Notes to Financial Statements.

                                     FSA-3

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000


                                                                    ALLIANCE       ALLIANCE
                                                    ALLIANCE         MONEY          QUALITY
                                                 INTERNATIONAL       MARKET          BOND
                                                --------------- --------------- -----------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $157,043,732 ..........................  $145,620,417
         151,049,575 ..........................                  $147,627,517
          94,976,864 ..........................                                  $92,610,325
         427,705,230 ..........................
           3,939,114 ..........................
             114,062 ..........................
           6,477,858 ..........................
Receivable for Trust shares sold ..............     2,603,812               -         20,405
Receivable for policy-related transactions
 (Note 3) .....................................             -       9,485,725              -
                                                 ------------    ------------    -----------
  Total assets ................................   148,224,229     157,113,242     92,630,730
                                                 ------------    ------------    -----------
LIABILITIES:
Payable for Trust shares purchased ............             -         405,057              -
Payable for policy-related transactions
 (Note 3) .....................................     1,827,227               -        183,325
                                                 ------------    ------------    -----------
  Total liabilities ...........................     1,827,227         405,057        183,325
                                                 ------------    ------------    -----------
NET ASSETS ....................................  $146,397,002    $156,708,185    $92,447,405
                                                 ============    ============    ===========
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................  $    205,680    $     56,000    $    85,058
Net Assets attributable to Contractowners .....   146,191,322     156,652,185     92,362,347
                                                 ------------    ------------    -----------
NET ASSETS ....................................  $146,397,002    $156,708,185    $92,447,405
                                                 ============    ============    ===========




                                                    ALLIANCE
                                                     SMALL         CALVERT        CAPITAL        CAPITAL
                                                      CAP          SOCIALLY       GUARDIAN       GUARDIAN
                                                     GROWTH      RESPONSIBLE   INTERNATIONAL     RESEARCH
                                                --------------- ------------- --------------- -------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $157,043,732 ..........................
         151,049,575 ..........................
          94,976,864 ..........................
         427,705,230 ..........................  $358,250,173
           3,939,114 ..........................                  $3,684,407
             114,062 ..........................                                   $102,233
           6,477,858 ..........................                                                $6,403,519
Receivable for Trust shares sold ..............     7,627,146            17              -              -
Receivable for policy-related transactions
 (Note 3) .....................................             -             -            857        125,735
                                                 ------------    ----------       --------     ----------
  Total assets ................................   365,877,319     3,684,424        103,090      6,529,254
                                                 ------------    ----------       --------     ----------
LIABILITIES:
Payable for Trust shares purchased ............             -             -            857        112,186
Payable for policy-related transactions
 (Note 3) .....................................     6,491,255            17              -              -
                                                 ------------    ----------       --------     ----------
  Total liabilities ...........................     6,491,255            17            857        112,186
                                                 ------------    ----------       --------     ----------
NET ASSETS ....................................  $359,386,064    $3,684,407       $102,233     $6,417,068
                                                 ============    ==========       ========     ==========
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................  $     52,197    $2,099,905       $  1,192     $   30,233
Net Assets attributable to Contractowners .....   359,333,867     1,584,502        101,041      6,386,835
                                                 ------------    ----------       --------     ----------
NET ASSETS ....................................  $359,386,064    $3,684,407       $102,233     $6,417,068
                                                 ============    ==========       ========     ==========


-------
See Notes to Financial Statements.

                                     FSA-4

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000


                                                   CAPITAL           EQ/          EQ/ALLIANCE
                                                   GUARDIAN       AGGRESSIVE        PREMIER
                                                 U.S. EQUITY        STOCK            GROWTH
                                                ------------- ----------------  ---------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $    5,033,556 ........................  $5,003,624
         2,655,444,914 ........................                $2,290,928,298
           369,180,568 ........................                                  $305,655,538
           132,539,508 ........................
             4,380,805 ........................
             4,431,040 ........................
         1,437,044,063 ........................
Receivable for Trust shares sold ..............           -        24,772,706               -
Receivable for policy-related transactions
 (Note 3) .....................................      60,529                 -          91,694
                                                 ----------    --------------    ------------
  Total assets ................................   5,064,153     2,315,701,004     305,747,232
                                                 ----------    --------------    ------------
LIABILITIES:
Payable for Trust shares purchased ............      60,529                 -          60,347
Payable for policy-related transactions
 (Note 3) .....................................           -        12,566,337               -
                                                 ----------    --------------    ------------
  Total liabilities ...........................      60,529        12,566,337          60,347
                                                 ----------    --------------    ------------
NET ASSETS ....................................  $5,003,624    $2,303,134,667    $305,686,885
                                                 ==========    ==============    ============
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................  $   36,642    $      130,344    $     48,891
Net Assets attributable to Contractowners .....   4,966,982     2,303,004,323     305,637,994
                                                 ----------    --------------    ------------
NET ASSETS ....................................  $5,003,624    $2,303,134,667    $305,686,885
                                                 ==========    ==============    ============




                                                                   EQ/AXP       EQ/AXP
                                                  EQ/ALLIANCE        NEW       STRATEGY          EQ/
                                                   TECHNOLOGY    DIMENSIONS   AGGRESSIVE       BALANCED
                                                --------------- ------------ ------------ -----------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $    5,033,556 ........................
         2,655,444,914 ........................
           369,180,568 ........................
           132,539,508 ........................  $103,684,191
             4,380,805 ........................                  $4,162,576
             4,431,040 ........................                               $4,145,064
         1,437,044,063 ........................                                            $1,295,740,610
Receivable for Trust shares sold ..............             -             -      863,299                -
Receivable for policy-related transactions
 (Note 3) .....................................             -        20,199            -        5,195,232
                                                 ------------    ----------   ----------   --------------
  Total assets ................................   103,684,191     4,182,775    5,008,363    1,300,935,842
                                                 ------------    ----------   ----------   --------------
LIABILITIES:
Payable for Trust shares purchased ............         8,897        20,199            -        1,549,297
Payable for policy-related transactions
 (Note 3) .....................................       175,387             -      867,270                -
                                                 ------------    ----------   ----------   --------------
  Total liabilities ...........................       184,284        20,199      867,270        1,549,297
                                                 ------------    ----------   ----------   --------------
NET ASSETS ....................................  $103,499,907    $4,162,576   $4,141,093   $1,299,386,545
                                                 ============    ==========   ==========   ==============
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................  $     35,297    $  416,790   $  307,021   $       56,669
Net Assets attributable to Contractowners .....   103,464,610     3,745,786    3,834,072    1,299,329,876
                                                 ------------    ----------   ----------   --------------
NET ASSETS ....................................  $103,499,907    $4,162,576   $4,141,093   $1,299,386,545
                                                 ============    ==========   ==========   ==============


-------
See Notes to Financial Statements.

                                     FSA-5

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000


                                                        EQ
                                                      EQUITY                         EQ/
                                                       500             EQ/        EVERGREEN
                                                      INDEX         EVERGREEN    FOUNDATION
                                                ----------------- ------------- ------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $1,443,302,548 ........................  $1,414,839,131
             2,361,372 ........................                    $2,131,093
             2,209,104 ........................                                  $2,113,779
            17,607,003 ........................
            39,024,749 ........................
            73,257,437 ........................
             1,682,244 ........................
Receivable for Trust shares sold ..............         321,947             -             -
Receivable for policy-related transactions
 (Note 3) .....................................       4,668,357         7,894        13,548
                                                 --------------    ----------    ----------
  TOTAL ASSETS ................................   1,419,829,435     2,138,987     2,127,327
                                                 --------------    ----------    ----------
LIABILITIES:
Payable for Trust shares purchased ............               -         7,894        13,549
Payable for policy-related transactions
 (Note 3) .....................................               -             -             -
                                                 --------------    ----------    ----------
  Total liabilities ...........................               -         7,894        13,549
                                                 --------------    ----------    ----------
NET ASSETS ....................................  $1,419,829,435    $2,131,093    $2,113,778
                                                 ==============    ==========    ==========
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................  $      253,796    $   23,804    $   25,337
Net Assets attributable to Contractowners .....   1,419,575,639     2,107,289     2,088,441
                                                 --------------    ----------    ----------
NET ASSETS ....................................  $1,419,829,435    $2,131,093    $2,113,778
                                                 ==============    ==========    ==========




                                                   EQ/JANUS                      EQ/PUTNAM
                                                     LARGE                       GROWTH &       EQ/PUTNAM
                                                      CAP         EQ/PUTNAM       INCOME      INTERNATIONAL
                                                    GROWTH        BALANCED         VALUE         EQUITY
                                                -------------- -------------- -------------- --------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $1,443,302,548 ........................
             2,361,372 ........................
             2,209,104 ........................
            17,607,003 ........................  $16,523,533
            39,024,749 ........................                 $40,255,025
            73,257,437 ........................                                $73,327,876
             1,682,244 ........................                                                $1,293,298
Receivable for Trust shares sold ..............            -        211,199        278,513          7,346
Receivable for policy-related transactions
 (Note 3) .....................................      179,222              -              -              -
                                                 -----------    -----------    -----------     ----------
  Total assets ................................   16,702,755     40,466,224     73,606,389      1,300,644
                                                 -----------    -----------    -----------     ----------
LIABILITIES:
Payable for Trust shares purchased ............      179,222              -              -              -
Payable for policy-related transactions
 (Note 3) .....................................            -        204,109        245,593          3,067
                                                 -----------    -----------    -----------     ----------
  Total liabilities ...........................      179,222        204,109        245,593          3,067
                                                 -----------    -----------    -----------     ----------
NET ASSETS ....................................  $16,523,533    $40,262,115    $73,360,796     $1,297,577
                                                 ===========    ===========    ===========     ==========
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................  $   425,582    $    99,783    $    48,185     $   21,907
Net Assets attributable to Contractowners .....   16,097,951     40,162,332     73,312,611      1,275,670
                                                 -----------    -----------    -----------     ----------
NET ASSETS ....................................  $16,523,533    $40,262,115    $73,360,796     $1,297,577
                                                 ===========    ===========    ===========     ==========


-------
See Notes to Financial Statements.

                                     FSA-6

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000


                                                 EQ/PUTNAM                    FI SMALL/
                                                 INVESTORS        FI           MID CAP
                                                   GROWTH       MID CAP         VALUE
                                                ----------- -------------- --------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $    500,521 ..........................  $419,087
          10,483,130 ..........................              $10,773,407
          66,781,234 ..........................                             $73,131,598
              83,695 ..........................
             111,633 ..........................
         118,987,625 ..........................
          15,179,520 ..........................
Receivable for Trust shares sold ..............       625              -      1,880,144
Receivable for policy-related transactions
 (Note 3) .....................................    28,873        234,097              -
                                                 --------    -----------    -----------
  Total assets ................................   448,585     11,007,504     75,011,742
                                                 --------    -----------    -----------
LIABILITIES:
Payable for Trust shares purchased ............         -        234,096              -
Payable for policy-related transactions
 (Note 3) .....................................         -              -      1,849,817
                                                 --------    -----------    -----------
  Total liabilities ...........................         -        234,096      1,849,817
                                                 --------    -----------    -----------
NET ASSETS ....................................  $448,585    $10,773,408    $73,161,925
                                                 ========    ===========    ===========
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................  $ 22,884    $   504,088    $    93,893
Net Assets attributable to Contractowners .....   425,701     10,269,320     73,068,032
                                                 --------    -----------    -----------
NET ASSETS ....................................  $448,585    $10,773,408    $73,161,925
                                                 ========    ===========    ===========




                                                                            MERCURY
                                                   LAZARD      LAZARD        BASIC          MERCURY
                                                   LARGE       SMALL         VALUE           WORLD
                                                 CAP VALUE   CAP VALUE       EQUITY        STRATEGY
                                                ----------- ----------- --------------- --------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $    500,521 ..........................
          10,483,130 ..........................
          66,781,234 ..........................
              83,695 ..........................   $84,382
             111,633 ..........................              $119,132
         118,987,625 ..........................                          $116,882,153
          15,179,520 ..........................                                          $13,097,189
Receivable for Trust shares sold ..............         -           -               -              -
Receivable for policy-related transactions
 (Note 3) .....................................       152         611         463,355              -
                                                  -------    --------    ------------    -----------
  Total assets ................................    84,534     119,743     117,345,508     13,097,189
                                                  -------    --------    ------------    -----------
LIABILITIES:
Payable for Trust shares purchased ............       152         610         281,852         14,207
Payable for policy-related transactions
 (Note 3) .....................................         -           -               -        761,972
                                                  -------    --------    ------------    -----------
  Total liabilities ...........................       152         610         281,852        776,179
                                                  -------    --------    ------------    -----------
NET ASSETS ....................................   $84,382    $119,133    $117,063,656    $12,321,010
                                                  =======    ========    ============    ===========
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................   $   453    $    134    $     88,494    $    51,505
Net Assets attributable to Contractowners .....    83,929     118,999     116,975,162     12,269,505
                                                  -------    --------    ------------    -----------
NET ASSETS ....................................   $84,382    $119,133    $117,063,656    $12,321,010
                                                  =======    ========    ============    ===========


-------
See Notes to Financial Statements.

                                     FSA-7

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000


                                                      MFS
                                                    EMERGING         MFS
                                                     GROWTH      GROWTH WITH
                                                   COMPANIES        INCOME
                                                --------------- -------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $1,170,559,029 .......................   $921,582,197
            10,242,655 .......................                   $10,145,649
           250,220,957 .......................
            87,303,443 .......................
           127,132,799 .......................
           130,528,761 .......................
Receivable for Trust shares sold .............        783,051              -
Receivable for policy-related transactions
 (Note 3) .....................................     1,359,172         32,977
                                                 ------------    -----------
  Total assets ................................   923,724,420     10,178,626
                                                 ------------    -----------
LIABILITIES:
Payable for Trust shares purchased ............             -         32,977
Payable for policy-related transactions
 (Note 3) .....................................             -              -
                                                 ------------    -----------
  Total liabilities ...........................             -         32,977
                                                 ------------    -----------
NET ASSETS ....................................  $923,724,420    $10,145,649
                                                 ============    ===========
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................  $     19,836    $    31,595
Net Assets attributable to Contractowners .....   923,704,584     10,114,054
                                                 ------------    -----------
NET ASSETS ....................................  $923,724,420    $10,145,649
                                                 ============    ===========




                                                                    MORGAN
                                                                    STANLEY        T. ROWE         T. ROWE
                                                                   EMERGING         PRICE           PRICE
                                                      MFS           MARKETS         EQUITY      INTERNATIONAL
                                                    RESEARCH        EQUITY          INCOME          STOCK
                                                --------------- -------------- --------------- ---------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $1,170,559,029 ........................
            10,242,655 ........................
           250,220,957 ........................  $223,428,608
            87,303,443 ........................                  $70,003,147
           127,132,799 ........................                                 $128,423,830
           130,528,761 ........................                                                 $111,329,334
Receivable for Trust shares sold ..............             -      1,575,653         649,194         261,426
Receivable for policy-related transactions
 (Note 3) .....................................       514,119              -               -               -
                                                 ------------    -----------    ------------    ------------
  Total assets ................................   223,942,727     71,578,800     129,073,024     111,590,760
                                                 ------------    -----------    ------------    ------------
LIABILITIES:
Payable for Trust shares purchased ............       275,970              -               -               -
Payable for policy-related transactions
 (Note 3) .....................................             -      1,513,228         554,251         221,353
                                                 ------------    -----------    ------------    ------------
  Total liabilities ...........................       275,970      1,513,228         554,251         221,353
                                                 ------------    -----------    ------------    ------------
NET ASSETS ....................................  $223,666,757    $70,065,572    $128,518,773    $111,369,407
                                                 ============    ===========    ============    ============
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................  $     52,419    $    56,625    $     72,927    $     27,741
Net Assets attributable to Contractowners .....   223,614,338     70,008,947     128,445,846     111,341,666
                                                 ------------    -----------    ------------    ------------
NET ASSETS ....................................  $223,666,757    $70,065,572    $128,518,773    $111,369,407
                                                 ============    ===========    ============    ============


-------
See Notes to Financial Statements.

                                     FSA-8

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000


                                                               ALLIANCE          ALLIANCE
                                                                COMMON         CONSERVATIVE       ALLIANCE
                                                                STOCK           INVESTORS          GLOBAL
                                                         ------------------- --------------- ------------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................  $     53,594,787    $   5,773,630    $    1,658,489
                                                          ----------------    -------------    --------------
 Expenses (Note 3):
  Asset-based charges ..................................       127,997,164        1,925,126        13,676,131
 Less: Reduction for expense limitation ................       (16,243,388)               -                 -
                                                          ----------------    -------------    --------------
  Net expenses .........................................       111,753,776        1,925,126        13,676,131
                                                          ----------------    -------------    --------------
NET INVESTMENT INCOME (LOSS) ...........................       (58,158,989)       3,848,504       (12,017,642)
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................       354,983,662        3,545,683       162,304,089
  Realized gain distribution from The Trust ............     1,558,299,851        3,429,569        93,871,497
                                                          ----------------    -------------    --------------
 Net realized gain (loss) ..............................     1,913,283,513        6,975,252       256,175,586
 Change in unrealized appreciation (depreciation) of
  investments ..........................................    (3,236,756,480)      (7,697,466)     (452,443,695)
                                                          ----------------    -------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................    (1,323,472,967)        (722,214)     (196,268,109)
                                                          ----------------    -------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (Note 2) ..............................  $ (1,381,631,956)   $   3,126,290    $ (208,285,751)
                                                          ================    =============    ==============




                                                                                                                 ALLIANCE
                                                              ALLIANCE          ALLIANCE         ALLIANCE      INTERMEDIATE
                                                             GROWTH AND          GROWTH            HIGH         GOVERNMENT
                                                               INCOME          INVESTORS           YIELD        SECURITIES
                                                         ----------------- ----------------- ---------------- --------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................  $     8,647,374   $   19,864,306    $  14,111,151    $3,032,997
                                                          ---------------   --------------    -------------    ----------
 Expenses (Note 3):
  Asset-based charges ..................................       12,603,671       14,846,327        1,872,472       663,358
 Less: Reduction for expense limitation ................                -                -                -       (12,831)
                                                          ---------------   --------------    -------------    ----------
  Net expenses .........................................       12,603,671       14,846,327        1,872,472       663,358
                                                          ---------------   --------------    -------------    ----------
NET INVESTMENT INCOME (LOSS) ...........................       (3,956,297)       5,017,979       12,238,678     2,382,471
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................       72,397,674       17,493,395      (17,865,281)      242,764
  Realized gain distribution from The Trust ............       99,230,307       72,188,246                -             -
                                                          ---------------   --------------    -------------    ----------
 Net realized gain (loss) ..............................      171,627,981       89,681,641      (17,865,281)      242,764
 Change in unrealized appreciation (depreciation) of
  investments ..........................................     (100,366,232)    (185,230,420)      (8,293,826)    1,190,732
                                                          ---------------   --------------    -------------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................       71,261,749      (95,548,779)     (26,159,107)    1,433,496
                                                          ---------------   --------------    -------------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (Note 2) ..............................  $    67,305,452   $  (90,530,801)   $ (13,920,429)   $3,815,967
                                                          ===============   ==============    =============    ==========


-------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

                                     FSA-9

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000


                                                                               ALLIANCE       ALLIANCE
                                                              ALLIANCE          MONEY         QUALITY
                                                           INTERNATIONAL        MARKET          BOND
                                                         ----------------- --------------- -------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................   $     784,656    $   8,045,631   $5,475,228
                                                           -------------    -------------   ----------
 Expenses (Note 3):
  Asset-based charges ..................................       2,385,164        2,029,155    1,115,610
 Less: Reduction for expense limitation ................               -          (96,828)           -
                                                           -------------    -------------   ----------
  Net expenses .........................................       2,385,164        1,932,327    1,115,610
                                                           -------------    -------------   ----------
NET INVESTMENT INCOME (LOSS) ...........................      (1,600,508)       6,113,304    4,359,618
REALIZED AND UNREALIZED GAIN (LOSS) ON                     -------------    -------------   ----------
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................     (18,375,250)       3,039,143     (316,765)
  Realized gain distribution from The Trust ............      13,986,322           16,344            -
                                                           -------------    -------------   ----------
 Net realized gain (loss) ..............................      (4,388,928)       3,055,487     (316,765)
 Change in unrealized appreciation (depreciation) of
  investments ..........................................     (32,056,358)      (1,973,129)   4,142,328
                                                           -------------    -------------   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................     (36,445,286)       1,082,358    3,825,563
                                                           -------------    -------------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (Note 2) ..............................   $ (38,045,794)   $   7,195,662   $8,185,181
                                                           =============    =============   ==========




                                                             ALLIANCE
                                                               SMALL         CALVERT        CAPITAL        CAPITAL
                                                                CAP          SOCIALLY       GUARDIAN       GUARDIAN
                                                              GROWTH       RESPONSIBLE   INTERNATIONAL     RESEARCH
                                                         ---------------- ------------- --------------- -------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................  $            -   $  206,676      $     345     $    74,415
                                                          --------------   ----------      ---------     -----------
 Expenses (Note 3):
  Asset-based charges ..................................       3,750,852       12,661          1,052          44,326
 Less: Reduction for expense limitation ................               -            -              -               -
                                                          --------------   ----------      ---------     -----------
  Net expenses .........................................       3,750,852       12,661          1,052          44,326
                                                          --------------   ----------      ---------     -----------
NET INVESTMENT INCOME (LOSS) ...........................      (3,750,852)     194,015           (707)         30,089
REALIZED AND UNREALIZED GAIN (LOSS) ON                    --------------   ----------      ---------     -----------
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................      68,051,854       53,469            (11)        159,917
  Realized gain distribution from The Trust ............      40,509,864       58,893            587               -
                                                          --------------   ----------      ---------     -----------
 Net realized gain (loss) ..............................     108,561,718      112,362            576         159,917
 Change in unrealized appreciation (depreciation) of
  investments ..........................................     (94,632,594)    (426,892)       (19,538)       (103,622)
                                                          --------------   ----------      ---------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................      13,929,124     (314,530)       (18,962)         56,295
                                                          --------------   ----------      ---------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (NOTE 2) ..............................  $   10,178,272   $ (120,515)     $ (19,669)    $    86,384
                                                          ==============   ==========      =========     ===========


-------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

                                     FSA-10

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000


                                                            CAPITAL           EQ/           EQ/ALLIANCE
                                                            GUARDIAN       AGGRESSIVE         PREMIER
                                                          U.S. EQUITY        STOCK             GROWTH
                                                         ------------- ----------------- -----------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................  $    80,274   $    9,458,024     $   1,909,654
                                                          -----------   --------------     -------------
 Expenses (Note 3):
  Asset-based charges ..................................       42,257       35,432,433         3,266,273
 Less: Reduction for expense limitation ................            -       (5,350,024)                -
                                                          -----------   --------------     -------------
  Net expenses .........................................       42,257       30,082,409         3,266,273
                                                          -----------   --------------     -------------
NET INVESTMENT INCOME (LOSS) ...........................       38,017      (20,624,385)       (1,356,619)
REALIZED AND UNREALIZED GAIN (LOSS) ON                    -----------   --------------     -------------
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................      146,731      (17,521,814)        5,620,276
  Realized gain distribution from The Trust ............       12,500      178,753,959                 -
                                                          -----------   --------------     -------------
 Net realized gain (loss) ..............................      159,231      161,232,145         5,620,276
 Change in unrealized appreciation (depreciation) of
  investments ..........................................     (105,299)    (531,345,040)      (73,936,823)
                                                          -----------   --------------     -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................       53,932     (370,112,895)      (68,316,547)
                                                          -----------   --------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (Note 2) ..............................  $    91,949   $ (390,737,280)    $ (69,673,166)
                                                          ===========   ==============     =============


                                                                               EQ/AXP         EQ/AXP
                                                            EQ/ALLIANCE          NEW         STRATEGY           EQ/
                                                             TECHNOLOGY      DIMENSIONS     AGGRESSIVE        BALANCED
                                                         ----------------- -------------- -------------- -----------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................   $           -     $    5,386     $    4,660    $   43,482,661
                                                           -------------     ----------     ----------    --------------
 Expenses (Note 3):
  Asset-based charges ..................................         541,410          5,990          5,582        20,729,909
 Less: Reduction for expense limitation ................               -              -              -        (4,480,259)
                                                           -------------     ----------     ----------    --------------
  Net expenses .........................................         541,410          5,990          5,582        16,249,650
                                                           -------------     ----------     ----------    --------------
NET INVESTMENT INCOME (LOSS) ...........................        (541,410)          (604)          (922)       27,233,011
REALIZED AND UNREALIZED GAIN (LOSS) ON                     -------------     ----------     ----------    --------------
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................      (6,101,686)       (15,727)      (442,565)       22,297,392
  Realized gain distribution from The Trust ............               -              -              -       213,622,544
                                                           -------------     ----------     ----------    --------------
 Net realized gain (loss) ..............................      (6,101,686)       (15,727)      (442,565)      235,919,936
 Change in unrealized appreciation (depreciation) of
  investments ..........................................     (28,855,317)      (218,229)      (285,976)     (295,542,367)
                                                           -------------     ----------     ----------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................     (34,957,003)      (233,956)      (728,541)      (59,622,431)
                                                           -------------     ----------     ----------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (Note 2) ..............................   $ (35,498,413)    $ (234,560)    $ (729,463)   $  (32,389,420)
                                                           =============     ==========     ==========    ==============


-------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

                                     FSA-11

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                 EQ
                                                               EQUITY                           EQ/
                                                                 500             EQ/         EVERGREEN
                                                                INDEX         EVERGREEN     FOUNDATION
                                                         ------------------ ------------- --------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................   $   10,294,439    $    5,532     $   28,961
                                                           --------------    ----------     ----------
 Expenses (Note 3):
  Asset-based charges ..................................       20,954,309        22,184         13,938
 Less: Reduction for expense limitation ................                -             -              -
                                                           --------------    ----------     ----------
  Net expenses .........................................       20,954,309        22,184         13,938
                                                           --------------    ----------     ----------
NET INVESTMENT INCOME (LOSS) ...........................      (10,659,870)      (16,652)        15,023
REALIZED AND UNREALIZED GAIN (LOSS) ON                     --------------    ----------     ----------
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................      215,851,212        (8,863)       (17,757)
  Realized gain distribution from The Trust ............       62,208,884             -              -
                                                           --------------    ----------     ----------
 Net realized gain (loss) ..............................      278,060,096        (8,863)       (17,757)
 Change in unrealized appreciation (depreciation) of
  investments ..........................................     (439,580,620)     (246,813)       (99,586)
                                                           --------------    ----------     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................     (161,520,524)     (255,676)      (117,343)
                                                           --------------    ----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (Note 2) ..............................   $ (172,180,394)   $ (272,328)    $ (102,320)
                                                           ==============    ==========     ==========

                                                             EQ/JANUS                       EQ/PUTNAM
                                                              LARGE                          GROWTH &       EQ/PUTNAM
                                                               CAP          EQ/PUTNAM         INCOME      INTERNATIONAL
                                                              GROWTH         BALANCED         VALUE          EQUITY
                                                         --------------- --------------- --------------- --------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................  $     17,798    $   1,215,020   $     705,720    $  112,107
                                                          ------------    -------------   -------------    ----------
 Expenses (Note 3):
  Asset-based charges ..................................        26,711          520,710         963,722        13,544
 Less: Reduction for expense limitation ................             -                -               -             -
                                                          ------------    -------------   -------------    ----------
  Net expenses .........................................        26,711          520,710         963,722        13,544
                                                          ------------    -------------   -------------    ----------
NET INVESTMENT INCOME (LOSS) ...........................        (8,913)         694,310        (258,002)       98,563
REALIZED AND UNREALIZED GAIN (LOSS) ON                    ------------    -------------   -------------    ----------
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................       (73,085)      (1,210,350)     (1,936,499)      (15,106)
  Realized gain distribution from The Trust ............             -                -               -       147,696
                                                          ------------    -------------   -------------    ----------
 Net realized gain (loss) ..............................       (73,085)      (1,210,350)     (1,936,499)      132,590
 Change in unrealized appreciation (depreciation) of
  investments ..........................................    (1,083,470)       3,211,077       5,323,529      (403,258)
                                                          ------------    -------------   -------------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................    (1,156,555)       2,000,727       3,387,030      (270,668)
                                                          ------------    -------------   -------------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (Note 2) ..............................  $ (1,165,468)   $   2,695,037   $   3,129,028    $ (172,105)
                                                          ============    =============   =============    ==========

-------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

                                     FSA-12

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                           EQ/PUTNAM                  FI SMALL/
                                                           INVESTORS        FI         MID CAP
                                                             GROWTH      MID CAP        VALUE
                                                         ------------- ----------- ---------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................   $   6,268    $ 14,902    $     677,319
                                                           ---------    --------    -------------
 Expenses (Note 3):
  Asset-based charges ..................................       5,167      14,470          884,708
 Less: Reduction for expense limitation ................           -           -                -
                                                           ---------    --------    -------------
  Net expenses .........................................       5,167      14,470          884,708
                                                           ---------    --------    -------------
NET INVESTMENT INCOME (LOSS) ...........................       1,101         432         (207,389)
REALIZED AND UNREALIZED GAIN (LOSS) ON                     ---------    --------    -------------
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................      (9,548)      5,829       (3,851,966)
  Realized gain distribution from The Trust ............       2,320           -                -
                                                           ---------    --------    -------------
 Net realized gain (loss) ..............................      (7,228)      5,829       (3,851,966)
 Change in unrealized appreciation (depreciation) of
  investments ..........................................     (88,099)    290,277        6,102,650
                                                           ---------    --------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................     (95,327)    296,106        2,250,684
                                                           ---------    --------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (Note 2) ..............................   $ (94,226)   $296,538    $   2,043,295
                                                           =========    ========    =============


                                                                                     MERCURY
                                                            LAZARD      LAZARD        BASIC          MERCURY
                                                            LARGE       SMALL         VALUE           WORLD
                                                          CAP VALUE   CAP VALUE       EQUITY         STRATEGY
                                                         ----------- ----------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................    $ 665      $ 2,892    $  5,572,601    $    359,335
                                                            -----      -------    ------------    ------------
 Expenses (Note 3):
  Asset-based charges ..................................      742          860       1,378,868         172,311
 Less: Reduction for expense limitation ................        -            -               -               -
                                                            -----      -------    ------------    ------------
  Net expenses .........................................      742          860       1,378,868         172,311
                                                            -----      -------    ------------    ------------
NET INVESTMENT INCOME (LOSS) ...........................      (77)       2,032       4,193,733         187,024
REALIZED AND UNREALIZED GAIN (LOSS) ON                      -----      -------    ------------    ------------
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................      (22)       1,160       4,256,883         361,713
  Realized gain distribution from The Trust ............        -            -       5,487,891         906,591
                                                            -----      -------    ------------    ------------
 Net realized gain (loss) ..............................      (22)       1,160       9,744,774       1,268,304
 Change in unrealized appreciation (depreciation) of
  investments ..........................................      687        7,033      (3,226,719)     (3,246,691)
                                                            -----      -------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................      665        8,193       6,518,055      (1,978,387)
                                                            -----      -------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (Note 2) ..............................    $ 588      $10,225    $ 10,711,788    $ (1,791,363)
                                                            =====      =======    ============    ============

-------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

                                     FSA-13

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                MFS
                                                              EMERGING          MFS
                                                               GROWTH       GROWTH WITH
                                                             COMPANIES         INCOME
                                                         ----------------- -------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................  $   18,079,741    $   33,389
                                                          --------------    ----------
 Expenses (Note 3):
  Asset-based charges ..................................      13,004,790        89,777
 Less: Reduction for expense limitation ................               -             -
                                                          --------------    ----------
  Net expenses .........................................      13,004,790        89,777
                                                          --------------    ----------
NET INVESTMENT INCOME (LOSS) ...........................       5,074,951       (56,388)
REALIZED AND UNREALIZED GAIN (LOSS) ON                    --------------    ----------
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................     191,298,604       220,745
  Realized gain distribution from The Trust ............      39,356,013             -
                                                          --------------    ----------
 Net realized gain (loss) ..............................     230,654,617       220,745
 Change in unrealized appreciation (depreciation) of
  investments ..........................................    (473,708,932)     (220,508)
                                                          --------------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................    (243,054,315)          237
                                                          --------------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (Note 2) ..............................  $ (237,979,364)   $  (56,151)
                                                          ==============    ==========

                                                                               MORGAN
                                                                               STANLEY        T. ROWE         T. ROWE
                                                                              EMERGING         PRICE           PRICE
                                                                MFS            MARKETS         EQUITY      INTERNATIONAL
                                                             RESEARCH          EQUITY          INCOME          STOCK
                                                         ---------------- ---------------- ------------- ----------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................  $   1,839,900    $   6,652,782    $ 3,501,069   $      37,348
                                                          -------------    -------------    -----------   -------------
 Expenses (Note 3):
  Asset-based charges ..................................      2,783,084        1,359,611      1,648,384       1,598,534
 Less: Reduction for expense limitation ................              -                -              -               -
                                                          -------------    -------------    -----------   -------------
  Net expenses .........................................      2,783,084        1,359,611      1,648,384       1,598,534
                                                          -------------    -------------    -----------   -------------
NET INVESTMENT INCOME (LOSS) ...........................       (943,184)       5,293,171      1,852,685      (1,561,186)
REALIZED AND UNREALIZED GAIN (LOSS) ON                    -------------    -------------    -----------   -------------
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................     20,339,519      (33,172,267)       688,167       5,095,819
  Realized gain distribution from The Trust ............     17,460,767        2,298,224      6,112,558       9,382,758
                                                          -------------    -------------    -----------   -------------
 Net realized gain (loss) ..............................     37,800,286      (30,874,043)     6,800,725      14,478,577
 Change in unrealized appreciation (depreciation) of
  investments ..........................................    (54,772,587)     (23,721,463)     2,895,523     (37,422,909)
                                                          -------------    -------------    -----------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................    (16,972,301)     (54,595,506)     9,696,248     (22,944,332)
                                                          -------------    -------------    -----------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (Note 2) ..............................  $ (17,915,485)   $ (49,302,335)   $11,548,933   $ (24,505,518)
                                                          =============    =============    ===========   =============

-------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

                                     FSA-14

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,


                                                                           ALLIANCE
                                                                         COMMON STOCK
                                                             -------------------------------------
                                                                     2000               1999
                                                             ------------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $     (58,158,989)  $  (63,829,473)
 Net realized gain (loss) on investments ...................      1,913,283,513    1,567,459,196
 Change in unrealized appreciation (depreciation) of
  investments ..............................................     (3,236,756,480)     320,673,163
                                                              -----------------   --------------
 Net increase (decrease) in net assets from operations .....     (1,381,631,956)   1,824,302,886
                                                              -----------------   --------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................      1,280,547,300      559,831,359
  Transfers from other Funds and Guaranteed Interest
   Account .................................................         77,397,662    1,373,905,485
                                                              -----------------   --------------
   Total ...................................................      1,357,944,962    1,933,736,844
                                                              -----------------   --------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........        818,989,610      645,258,965
  Transfers to other Funds and Guaranteed Interest
   Account .................................................      1,012,087,360    1,305,180,800
  Withdrawal and administrative charges ....................         11,461,337        7,166,669
                                                              -----------------   --------------
   Total ...................................................      1,842,538,307    1,957,606,434
                                                              -----------------   --------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................       (484,593,345)     (23,869,590)
                                                              -----------------   --------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................         (6,787,764)      (3,359,970)
                                                              -----------------   --------------
INCREASE (DECREASE) IN NET ASSETS ..........................     (1,873,013,064)   1,797,073,326
NET ASSETS - BEGINNING OF PERIOD ...........................      9,526,988,852    7,729,915,526
                                                              -----------------   --------------
NET ASSETS - END OF PERIOD (Note 1) ........................  $   7,653,975,788   $9,526,988,852
                                                              =================   ==============



                                                                        ALLIANCE
                                                                 CONSERVATIVE INVESTORS                ALLIANCE GLOBAL
                                                             ------------------------------- -----------------------------------
                                                                   2000            1999             2000              1999
                                                             --------------- --------------- ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $  3,848,504    $  2,948,749    $  (12,017,642)   $  (10,195,721)
 Net realized gain (loss) on investments ...................     6,975,252       7,523,816       256,175,586       152,370,377
 Change in unrealized appreciation (depreciation) of
  investments ..............................................    (7,697,466)        689,307      (452,443,695)      128,133,406
                                                              ------------    ------------    --------------    --------------
 Net increase (decrease) in net assets from operations .....     3,126,290      11,161,872      (208,285,752)      270,308,062
                                                              ------------    ------------    --------------    --------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................    38,069,938      19,554,473       916,628,120        75,156,941
  Transfers from other Funds and Guaranteed Interest
   Account .................................................     1,127,838      18,725,190        13,493,779       328,119,254
                                                              ------------    ------------    --------------    --------------
   Total ...................................................    39,197,776      38,279,663       930,121,899       403,276,195
                                                              ------------    ------------    --------------    --------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........    15,941,151      12,359,171        99,800,944        66,837,255
  Transfers to other Funds and Guaranteed Interest
   Account .................................................    18,209,290      14,458,723       771,118,662       320,264,708
  Withdrawal and administrative charges ....................       230,735         126,838         1,620,201           875,060
                                                              ------------    ------------    --------------    --------------
   Total ...................................................    34,381,176      26,944,732       872,539,807       387,977,023
                                                              ------------    ------------    --------------    --------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................     4,816,600      11,334,931        57,582,092        15,299,172
                                                              ------------    ------------    --------------    --------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................      (230,896)        (56,486)         (159,037)         (355,951)
                                                              ------------    ------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS ..........................     7,711,994      22,440,317      (150,862,696)      285,251,283
NET ASSETS - BEGINNING OF PERIOD ...........................   142,509,019     120,068,702     1,012,409,729       727,158,446
                                                              ------------    ------------    --------------    --------------
NET ASSETS - END OF PERIOD (Note 1) ........................  $150,221,013    $142,509,019    $  861,547,033    $1,012,409,729
                                                              ============    ============    ==============    ==============



                                                                          ALLIANCE
                                                                      GROWTH AND INCOME
                                                             -----------------------------------
                                                                    2000              1999
                                                             ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................   $   (3,956,297)    $ (7,774,963)
 Net realized gain (loss) on investments ...................      171,627,981       84,313,836
 Change in unrealized appreciation (depreciation) of
  investments ..............................................     (100,366,232)      39,845,140
                                                               --------------     ------------
 Net increase (decrease) in net assets from operations .....       67,305,452      116,384,013
                                                               --------------     ------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................      463,854,905      123,351,766
  Transfers from other Funds and Guaranteed Interest
   Account .................................................       12,319,021      190,419,567
                                                               --------------     ------------
   Total ...................................................      476,173,926      313,771,333
                                                               --------------     ------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........       87,172,820       54,339,299
  Transfers to other Funds and Guaranteed Interest
   Account .................................................      284,016,801      103,291,011
  Withdrawal and administrative charges ....................        1,545,294          742,582
                                                               --------------     ------------
   Total ...................................................      372,734,915      158,372,892
                                                               --------------     ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................      103,439,011      155,398,441
                                                               --------------     ------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................         (162,670)        (794,427)
                                                               --------------     ------------
INCREASE (DECREASE) IN NET ASSETS ..........................      170,581,793      270,988,027
NET ASSETS - BEGINNING OF PERIOD ...........................      870,753,202      599,765,175
                                                               --------------     ------------
NET ASSETS - END OF PERIOD (Note 1) ........................   $1,041,334,995     $870,753,202
                                                               ==============     ============

-------
(a) Commenced operations on August 30, 1999.
(b) Commenced operations on May 2, 2000.
(c) Commenced operations on September 5, 2000.
See Notes to Financial Statements

                                     FSA-15

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                                                           ALLIANCE
                                                                       GROWTH INVESTORS
                                                             ------------------------------------
                                                                    2000              1999
                                                             ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $    5,017,979     $    2,886,055
 Net realized gain (loss) on investments ...................      89,681,641        107,166,086
 Change in unrealized appreciation (depreciation) of
  investments ..............................................    (185,230,420)       106,086,756
                                                              --------------     --------------
 Net increase (decrease) in net assets from operations .....     (90,530,800)       216,138,897
                                                              --------------     --------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................     213,231,620         96,197,073
  Transfers from other Funds and Guaranteed Interest
   Account .................................................       8,139,019        116,747,082
                                                              --------------     --------------
   Total ...................................................     221,370,639        212,944,155
                                                              --------------     --------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........     105,175,311         72,680,626
  Transfers to other Funds and Guaranteed Interest
   Account .................................................      71,173,102         96,645,261
  Withdrawal and administrative charges ....................       1,780,205          1,067,645
                                                              --------------     --------------
   Total ...................................................     178,128,618        170,393,532
                                                              --------------     --------------
 Net Increase (Decrease) in Net Assets From
  Contractowners Transactions ..............................      43,242,021         42,550,623
                                                              --------------     --------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................         217,342           (781,556)
                                                              --------------     --------------
INCREASE (DECREASE) IN NET ASSETS ..........................     (47,071,437)       257,907,964
NET ASSETS - BEGINNING OF PERIOD ...........................   1,100,813,256        842,905,292
                                                              --------------     --------------
NET ASSETS - END OF PERIOD (Note 1) ........................  $1,053,741,819     $1,100,813,256
                                                              ==============     ==============



                                                                                                    ALLIANCE INTERMEDIATE
                                                                    ALLIANCE HIGH YIELD             GOVERNMENT SECURITIES
                                                             --------------------------------- -------------------------------
                                                                   2000             1999             2000            1999
                                                             ---------------- ---------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $  12,238,679    $  16,622,706    $  2,382,470    $  2,186,819
 Net realized gain (loss) on investments ...................    (17,865,281)      (8,256,252)        242,764         302,141
 Change in unrealized appreciation (depreciation) of
  investments ..............................................     (8,293,826)     (16,895,279)      1,190,732      (3,147,010)
                                                              -------------    -------------    ------------    ------------
 Net increase (decrease) in net assets from operations .....    (13,920,428)      (8,528,825)      3,815,966        (658,050)
                                                              -------------    -------------    ------------    ------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................     30,203,612       26,936,544      22,467,689      10,803,619
  Transfers from other Funds and Guaranteed Interest
   Account .................................................        897,984       30,740,677       1,236,026      17,510,838
                                                              -------------    -------------    ------------    ------------
   Total ...................................................     31,101,596       57,677,221      23,703,715      28,314,457
                                                              -------------    -------------    ------------    ------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........     18,339,792       18,107,373       7,382,758       7,077,940
  Transfers to other Funds and Guaranteed Interest
   Account .................................................     39,165,806       66,186,094      24,169,892      16,376,682
  Withdrawal and administrative charges ....................        398,254          262,567         116,711          61,594
                                                              -------------    -------------    ------------    ------------
   Total ...................................................     57,903,852       84,556,034      31,669,361      23,516,216
                                                              -------------    -------------    ------------    ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................    (26,802,256)     (26,878,813)     (7,965,646)      4,798,241
                                                              -------------    -------------    ------------    ------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................         27,637         (118,422)         30,304         (90,814)
                                                              -------------    -------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS ..........................    (40,695,047)     (35,526,060)     (4,119,376)      4,049,377
NET ASSETS - BEGINNING OF PERIOD ...........................    162,864,200      198,390,260      57,902,717      53,853,340
                                                              -------------    -------------    ------------    ------------
NET ASSETS - END OF PERIOD (Note 1) ........................  $ 122,169,153    $ 162,864,200    $ 53,783,341    $ 57,902,717
                                                              =============    =============    ============    ============



                                                                   ALLIANCE INTERNATIONAL
                                                             ----------------------------------
                                                                    2000             1999
                                                             ----------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $    (1,600,508)   $ (1,860,758)
 Net realized gain (loss) on investments ...................       (4,388,928)     34,071,789
 Change in unrealized appreciation (depreciation) of
  investments ..............................................      (32,056,358)     18,061,228
                                                              ---------------    ------------
 Net increase (decrease) in net assets from operations .....      (38,045,794)     50,272,259
                                                              ---------------    ------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................    1,213,680,312      21,074,414
  Transfers from other Funds and Guaranteed Interest
   Account .................................................        7,218,818     648,133,522
                                                              ---------------    ------------
   Total ...................................................    1,220,899,130     669,207,936
                                                              ---------------    ------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........       15,756,335      11,095,235
  Transfers to other Funds and Guaranteed Interest
   Account .................................................    1,191,195,524     667,775,669
  Withdrawal and administrative charges ....................          313,010         186,358
                                                              ---------------    ------------
   Total ...................................................    1,207,264,869     679,057,262
                                                              ---------------    ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................       13,634,261      (9,849,326)
                                                              ---------------    ------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................           54,910         115,663
                                                              ---------------    ------------
INCREASE (DECREASE) IN NET ASSETS ..........................      (24,356,623)     40,538,596
NET ASSETS - BEGINNING OF PERIOD ...........................      170,753,625     130,215,029
                                                              ---------------    ------------
NET ASSETS - END OF PERIOD (Note 1) ........................  $   146,397,002    $170,753,625
                                                              ===============    ============

-------
(a) Commenced operations on August 30, 1999.
(b) Commenced operations on May 2, 2000.
(c) Commenced operations on September 5, 2000.
See Notes to Financial Statements

                                     FSA-16

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                                                    ALLIANCE                        ALLIANCE
                                                                  MONEY MARKET                    QUALITY BOND
                                                         ------------------------------- -------------------------------
                                                               2000            1999            2000            1999
                                                         --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..........................  $   6,113,305   $  4,756,137    $  4,359,618    $  3,379,691
 Net realized gain (loss) on investments ...............      3,055,487      1,321,607        (316,765)        510,147
 Change in unrealized appreciation (depreciation) of
  investments ..........................................     (1,973,129)    (1,138,368)      4,142,328      (6,837,979)
                                                          -------------   ------------    ------------    ------------
 Net increase (decrease) in net assets from operations .      7,195,662      4,939,376       8,185,181      (2,948,141)
                                                          -------------   ------------    ------------    ------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ........................................    223,923,330     72,843,109      38,644,398      17,826,110
  Transfers from other Funds and Guaranteed Interest
   Account .............................................     48,568,489    151,517,985       1,575,848      23,994,287
                                                          -------------   ------------    ------------    ------------
   Total ...............................................    272,491,819    224,361,094      40,220,246      41,820,397
                                                          -------------   ------------    ------------    ------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .....     35,575,704     32,264,005      10,370,595       8,423,954
  Transfers to other Funds and Guaranteed Interest
   Account .............................................    247,537,402    161,836,076      32,465,101      25,178,431
  Withdrawal and administrative charges ................        407,646        265,560         162,011          69,431
                                                          -------------   ------------    ------------    ------------
   Total ...............................................    283,520,752    194,365,641      42,997,707      33,671,816
                                                          -------------   ------------    ------------    ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..........................    (11,028,933)    29,995,453      (2,777,461)      8,148,581
                                                          -------------   ------------    ------------    ------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ..................       (765,124)       285,634        (191,029)        117,914
                                                          -------------   ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS ......................     (4,598,395)    35,220,463       5,216,691       5,318,354
NET ASSETS - BEGINNING OF PERIOD .......................    161,306,580    126,086,117      87,230,714      81,912,360
                                                          -------------   ------------    ------------    ------------
NET ASSETS - END OF PERIOD (Note 1) ....................  $ 156,708,185   $161,306,580    $ 92,447,405    $ 87,230,714
                                                          =============   ============    ============    ============



                                                                      ALLIANCE                        CALVERT
                                                                  SMALL CAP GROWTH           SOCIALLY RESPONSIBLE (A)
                                                         ---------------------------------- ---------------------------
                                                                2000             1999            2000          1999
                                                         ----------------- ---------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..........................  $    (3,750,852)  $  (1,657,966)   $  194,014    $     (852)
 Net realized gain (loss) on investments ...............      108,561,718      20,167,565       112,362        15,842
 Change in unrealized appreciation (depreciation) of
  investments ..........................................      (94,632,594)     14,165,644      (426,892)      172,185
                                                          ---------------   -------------    ----------    ----------
 Net increase (decrease) in net assets from operations .       10,178,272      32,675,243      (120,515)      187,175
                                                          ---------------   -------------    ----------    ----------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ........................................      992,253,235      19,245,738     3,344,568        50,075
  Transfers from other Funds and Guaranteed Interest
   Account .............................................       11,852,937     356,043,363        12,824       454,057
                                                          ---------------   -------------    ----------    ----------
   Total ...............................................    1,004,106,172     375,289,101     3,357,392       504,132
                                                          ---------------   -------------    ----------    ----------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .....       18,861,682       8,512,986        18,448             -
  Transfers to other Funds and Guaranteed Interest
   Account .............................................      792,368,604     381,010,271     2,151,712        72,191
  Withdrawal and administrative charges ................          431,206         181,537         1,644            54
                                                          ---------------   -------------    ----------    ----------
   Total ...............................................      811,661,492     389,704,794     2,171,804        72,245
                                                          ---------------   -------------    ----------    ----------
 Net increase (decrease) in net assets from
  Contractowners transactions ..........................      192,444,679     (14,415,693)    1,185,588       431,887
                                                          ---------------   -------------    ----------    ----------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ..................       (1,213,828)        400,260           199     2,000,073
                                                          ---------------   -------------    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS ......................      201,409,124      18,659,810     1,065,272     2,619,135
NET ASSETS - BEGINNING OF PERIOD .......................      157,976,940     139,317,130     2,619,135             -
                                                          ---------------   -------------    ----------    ----------
NET ASSETS - END OF PERIOD (Note 1) ....................  $   359,386,064   $ 157,976,940    $3,684,407    $2,619,135
                                                          ===============   =============    ==========    ==========

-------
(a) Commenced operations on August 30, 1999.
(b) Commenced operations on May 2, 2000.
(c) Commenced operations on September 5, 2000.
See Notes to Financial Statements

                                     FSA-17

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                                                 CAPITAL GUARDIAN          CAPITAL GUARDIAN
                                                                INTERNATIONAL (A)            RESEARCH (A)
                                                             ------------------------ ---------------------------
                                                                 2000         1999         2000          1999
                                                             ------------ ----------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $    (707)    $   (75)   $    30,089   $       (96)
 Net realized gain (loss) on investments ...................        576           5        159,917        19,191
 Change in unrealized appreciation (depreciation) of
  investments ..............................................    (19,538)      7,708       (103,622)       29,283
                                                              ---------     -------    -----------   -----------
 Net increase (decrease) in net assets from operations .....    (19,669)      7,638         86,384        48,378
                                                              ---------     -------    -----------   -----------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................     12,374         246     14,929,226       372,085
  Transfers from other Funds and Guaranteed Interest
   Account .................................................     74,647      51,521        143,116       840,605
                                                              ---------     -------    -----------   -----------
   Total ...................................................     87,021      51,767     15,072,342     1,212,690
                                                              ---------     -------    -----------   -----------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........      2,736           -        140,260           902
  Transfers to other Funds and Guaranteed Interest
   Account .................................................     22,919           -      9,538,604       351,450
  Withdrawal and administrative charges ....................        108           -          1,794             1
                                                              ---------     -------    -----------   -----------
   Total ...................................................     25,762           -      9,680,658       352,353
                                                              ---------     -------    -----------   -----------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................     61,258      51,767      5,391,684       860,337
                                                              ---------     -------    -----------   -----------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................    (23,771)     25,010          5,079        25,206
                                                              ---------     -------    -----------   -----------
INCREASE (DECREASE) IN NET ASSETS ..........................     17,818      84,415      5,483,147       933,921
NET ASSETS - BEGINNING OF PERIOD ...........................     84,415           -        933,921             -
                                                              ---------     -------    -----------   -----------
NET ASSETS - END OF PERIOD (Note 1) ........................  $ 102,233     $84,415    $ 6,417,068   $   933,921
                                                              =========     =======    ===========   ===========



                                                                  CAPITAL GUARDIAN
                                                                   U.S. EQUITY (A)               EQ/AGGRESSIVE STOCK
                                                             --------------------------- -----------------------------------
                                                                  2000          1999            2000              1999
                                                             ------------- ------------- ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $   38,017    $     (413)   $  (20,624,385)   $  (27,366,731)
 Net realized gain (loss) on investments ...................     159,231         1,378       161,232,145       119,929,575
 Change in unrealized appreciation (depreciation) of
  investments ..............................................    (105,299)       74,129      (531,345,040)      376,094,230
                                                              ----------    ----------    --------------    --------------
 Net increase (decrease) in net assets from operations .....      91,949        75,094      (390,737,280)      468,657,074
                                                              ----------    ----------    --------------    --------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................   8,068,142       386,988       664,710,988       211,928,010
  Transfers from other Funds and Guaranteed Interest
   Account .................................................       4,995     1,098,135        44,890,186       690,307,548
                                                              ----------    ----------    --------------    --------------
   Total ...................................................   8,073,137     1,485,123       709,601,174       902,235,558
                                                              ----------    ----------    --------------    --------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........     219,587        17,579       287,111,131       293,091,030
  Transfers to other Funds and Guaranteed Interest
   Account .................................................   4,377,681       133,777       824,120,802     1,138,246,663
  Withdrawal and administrative charges ....................       6,627            13         5,109,096         4,048,698
                                                              ----------    ----------    --------------    --------------
   Total ...................................................   4,603,895       151,369     1,116,341,029     1,435,386,391
                                                              ----------    ----------    --------------    --------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................   3,469,242     1,333,754      (406,739,855)     (533,150,833)
                                                              ----------    ----------    --------------    --------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................       8,338        25,247        (2,766,376)       (1,296,959)
                                                              ----------    ----------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS ..........................   3,569,529     1,434,095      (800,243,511)      (65,790,718)
NET ASSETS - BEGINNING OF PERIOD ...........................   1,434,095             -     3,103,378,178     3,169,168,896
                                                              ----------    ----------    --------------    --------------
NET ASSETS - END OF PERIOD (Note 1) ........................  $5,003,624    $1,434,095    $2,303,134,667    $3,103,378,178
                                                              ==========    ==========    ==============    ==============

-------
(a) Commenced operations on August 30, 1999.
(b) Commenced operations on May 2, 2000.
(c) Commenced operations on September 5, 2000.
See Notes to Financial Statements

                                     FSA-18

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                                                    EQ/ALLIANCE               EQ/ALLIANCE
                                                                PREMIER GROWTH (A)          TECHNOLOGY (B)
                                                         --------------------------------- ----------------
                                                               2000             1999             2000
                                                         ---------------- ----- ---------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..........................  $  (1,356,619)    $   (167,569)   $    (541,410)
 Net realized gain (loss) on investments ...............      5,620,276          938,447       (6,101,686)
 Change in unrealized appreciation (depreciation) of
  investments ..........................................    (73,936,823)      10,413,030      (28,855,317)
                                                          -------------     ------------    -------------
 Net increase (decrease) in net assets from operations .    (69,673,166)      11,183,908      (35,498,413)
                                                          -------------     ------------    -------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ........................................    338,423,561       19,961,106      197,822,034
  Transfers from other Funds and Guaranteed Interest
   Account .............................................      5,785,531       94,910,089        2,348,744
                                                          -------------     ------------    -------------
   Total ...............................................    344,209,092      114,871,195      200,170,778
                                                          -------------     ------------    -------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .....     15,740,651          460,182        1,936,444
  Transfers to other Funds and Guaranteed Interest
   Account .............................................     65,156,445       13,207,345       59,632,730
  Withdrawal and administrative charges ................        332,368            3,650           40,307
                                                          -------------     ------------    -------------
   Total ...............................................     81,229,464       13,671,177       61,609,481
                                                          -------------     ------------    -------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..........................    262,979,628      101,200,018      138,561,297
                                                          -------------     ------------    -------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ..................        (42,357)          38,854          437,023
                                                          -------------     ------------    -------------
INCREASE (DECREASE) IN NET ASSETS ......................    193,264,105      112,422,780      103,499,907
NET ASSETS - BEGINNING OF PERIOD .......................    112,422,780                -                -
                                                          -------------     ------------    -------------
NET ASSETS - END OF PERIOD (Note 1) ....................  $ 305,686,885     $112,422,780    $ 103,499,907
                                                          =============     ============    =============



                                                                EQ/AXP         EQ/AXP STRATEGY
                                                          NEW DIMENSIONS (C)    AGGRESSIVE (C)
                                                         -------------------- -----------------
                                                                 2000                2000
                                                         -------------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..........................      $     (604)        $     (922)
 Net realized gain (loss) on investments ...............         (15,727)          (442,565)
 Change in unrealized appreciation (depreciation) of
  investments ..........................................        (218,229)          (285,976)
                                                              ----------         ----------
 Net increase (decrease) in net assets from operations .        (234,560)          (729,462)
                                                              ----------         ----------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ........................................       4,401,221          9,574,592
  Transfers from other Funds and Guaranteed Interest
   Account .............................................               -                  -
                                                              ----------         ----------
   Total ...............................................       4,401,221          9,574,592
                                                              ----------         ----------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .....           9,559             14,978
  Transfers to other Funds and Guaranteed Interest
   Account .............................................         494,657          5,189,067
  Withdrawal and administrative charges ................             127                124
                                                              ----------         ----------
   Total ...............................................         504,343          5,204,169
                                                              ----------         ----------
 Net increase (decrease) in net assets from
  Contractowners transactions ..........................       3,896,878          4,370,423
                                                              ----------         ----------
 Net increase (decrease) in amount retained by Equitable
  Life in Separate Account A (Note 3) ..................         500,258            500,133
                                                              ----------         ----------
Increase (Decrease) in Net Assets ......................       4,162,576          4,141,093
Net Assets - Beginning of Period .......................               -                  -
                                                              ----------         ----------
NET ASSETS - End of Period (Note 1) ....................      $4,162,576         $4,141,093
                                                              ==========         ==========



                                                                     EQ/BALANCED
                                                         ------------------------------------
                                                                2000              1999
                                                         ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..........................  $   27,233,011     $   20,181,951
 Net realized gain (loss) on investments ...............     235,919,936        147,624,569
 Change in unrealized appreciation (depreciation) of
  investments ..........................................    (295,542,367)        39,004,307
                                                          --------------     --------------
 Net increase (decrease) in net assets from operations .     (32,389,420)       206,810,827
                                                          --------------     --------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ........................................     154,129,837         80,322,283
  Transfers from other Funds and Guaranteed Interest
   Account .............................................       5,430,945        117,629,758
                                                          --------------     --------------
   Total ...............................................     159,560,782        197,952,041
                                                          --------------     --------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .....     148,935,184        131,721,182
  Transfers to other Funds and Guaranteed Interest
   Account .............................................     124,362,945        146,487,798
  Withdrawal and administrative charges ................       1,657,899          1,231,936
                                                          --------------     --------------
   Total ...............................................     274,956,029        279,440,916
                                                          --------------     --------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..........................    (115,395,247)       (81,488,875)
                                                          --------------     --------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ..................        (714,552)          (358,009)
                                                          --------------     --------------
INCREASE (DECREASE) IN NET ASSETS ......................    (148,499,218)       124,963,943
NET ASSETS - BEGINNING OF PERIOD .......................   1,447,885,763      1,322,921,820
                                                          --------------     --------------
NET ASSETS - END OF PERIOD (Note 1) ....................  $1,299,386,545     $1,447,885,763
                                                          ==============     ==============

-------
(a) Commenced operations on August 30, 1999.
(b) Commenced operations on May 2, 2000.
(c) Commenced operations on September 5, 2000.
See Notes to Financial Statements

                                     FSA-19

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                                                     EQ EQUITY 500 INDEX              EQ/EVERGREEN (A)
                                                             ----------------------------------- ---------------------------
                                                                    2000              1999            2000          1999
                                                             ----------------- ----------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $  (10,659,870)   $   (4,065,878)   $  (16,652)   $     1,510
 Net realized gain (loss) on investments ...................     278,060,096       133,882,444        (8,863)        21,001
 Change in unrealized appreciation (depreciation) of
  investments ..............................................    (439,580,620)      118,641,942      (246,813)        16,534
                                                              --------------    --------------    ----------    -----------
 Net increase (decrease) in net assets from operations .....    (172,180,394)      248,458,508      (272,328)        39,045
                                                              --------------    --------------    ----------    -----------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................     926,074,448       207,110,009     2,547,837        159,057
  Transfers from other Funds and Guaranteed Interest
   Account .................................................      35,515,280       843,228,288        28,380        852,104
                                                              --------------    --------------    ----------    -----------
   Total ...................................................     961,589,728     1,050,338,297     2,576,217      1,011,161
                                                              --------------    --------------    ----------    -----------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........     139,847,438       110,899,865       110,358          8,783
  Transfers to other Funds and Guaranteed Interest
   Account .................................................     879,420,701       685,337,381       664,713        464,579
  Withdrawal and administrative charges ....................       2,808,620         1,410,369         1,524              2
                                                              --------------    --------------    ----------    -----------
   Total ...................................................   1,022,076,759       797,647,615       776,595        473,364
                                                              --------------    --------------    ----------    -----------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................     (60,487,031)      252,690,682     1,799,622        537,797
                                                              --------------    --------------    ----------    -----------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................        (197,566)       (1,458,118)        2,071         24,886
                                                              --------------    --------------    ----------    -----------
INCREASE (DECREASE) IN NET ASSETS ..........................    (232,864,991)      499,691,072     1,529,365        601,728
NET ASSETS - BEGINNING OF PERIOD ...........................   1,652,694,426     1,153,003,354       601,728              -
                                                              --------------    --------------    ----------    -----------
NET ASSETS - END OF PERIOD (Note 1) ........................  $1,419,829,435    $1,652,694,426    $2,131,093    $   601,728
                                                              ==============    ==============    ==========    ===========



                                                                   EQ/EVERGREEN         EQ/JANUS LARGE
                                                                  FOUNDATION (A)        CAP GROWTH (C)
                                                             ------------------------- ----------------
                                                                  2000         1999          2000
                                                             -------------- ---------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................   $   15,023    $    914    $     (8,913)
 Net realized gain (loss) on investments ...................      (17,757)         63         (73,085)
 Change in unrealized appreciation (depreciation) of
  investments ..............................................      (99,586)      4,261      (1,083,470)
                                                               ----------    --------    ------------
 Net increase (decrease) in net assets from operations .....     (102,320)      5,238      (1,165,468)
                                                               ----------    --------    ------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................    3,956,377      14,367      18,672,355
  Transfers from other Funds and Guaranteed Interest
   Account .................................................       13,000     122,112          57,484
                                                               ----------    --------    ------------
   Total ...................................................    3,969,377     136,479      18,729,839
                                                               ----------    --------    ------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........       88,134       1,952         173,839
  Transfers to other Funds and Guaranteed Interest
   Account .................................................    1,819,845      11,137       1,367,013
  Withdrawal and administrative charges ....................          383           1           1,532
                                                               ----------    --------    ------------
   Total ...................................................    1,908,362      13,090       1,542,384
                                                               ----------    --------    ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................    2,061,015     123,389      17,187,455
                                                               ----------    --------    ------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................        1,429      25,027         501,546
                                                               ----------    --------    ------------
INCREASE (DECREASE) IN NET ASSETS ..........................    1,960,124     153,654      16,523,533
NET ASSETS - BEGINNING OF PERIOD ...........................      153,654           -               -
                                                               ----------    --------    ------------
NET ASSETS - END OF PERIOD (Note 1) ........................   $2,113,778    $153,654    $ 16,523,533
                                                               ==========    ========    ============

-------
(a) Commenced operations on August 30, 1999.
(b) Commenced operations on May 2, 2000.
(c) Commenced operations on September 5, 2000.
See Notes to Financial Statements

                                     FSA-20

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                                                        EQ/PUTNAM                        EQ/PUTNAM
                                                                        BALANCED                   GROWTH & INCOME VALUE
                                                             ------------------------------- ---------------------------------
                                                                   2000            1999            2000             1999
                                                             ---------------- -------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $    694,310    $    600,374    $     (258,002)  $      (56,141)
 Net realized gain (loss) on investments ...................    (1,210,350)      2,530,297        (1,936,499)       8,563,322
 Change in unrealized appreciation (depreciation) of
  investments ..............................................     3,211,077      (3,992,030)        5,323,529      (11,414,919)
                                                              ------------    ------------    --------------   --------------
 Net increase (decrease) in net assets from operations .....     2,695,037        (861,359)        3,129,028       (2,907,738)
                                                              ------------    ------------    --------------   --------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................    37,530,497       8,724,210        22,732,727       15,111,566
  Transfers from other Funds and Guaranteed Interest
   Account .................................................       473,972      13,434,909           655,941       21,929,146
                                                              ------------    ------------    --------------   --------------
   Total ...................................................    38,004,469      22,159,119        23,388,668       37,040,712
                                                              ------------    ------------    --------------   --------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........     3,905,146       2,214,146         8,078,434        5,975,591
  Transfers to other Funds and Guaranteed Interest
   Account .................................................    40,289,968       9,911,791        27,788,273       19,982,421
  Withdrawal and administrative charges ....................        81,894          33,963           173,594           95,368
                                                              ------------    ------------    --------------   --------------
   Total ...................................................    44,277,008      12,159,900        36,040,301       26,053,380
                                                              ------------    ------------    --------------   --------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................    (6,272,539)      9,999,219       (12,651,633)      10,987,332
                                                              ------------    ------------    --------------   --------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................        (6,069)        (80,011)          (11,203)        (173,782)
                                                              ------------    ------------    --------------   --------------
INCREASE (DECREASE) IN NET ASSETS ..........................    (3,583,571)      9,057,849        (9,533,808)       7,905,812
NET ASSETS - BEGINNING OF PERIOD ...........................    43,845,686      34,787,837        82,894,604       74,988,792
                                                              ------------    ------------    --------------   --------------
NET ASSETS - END OF PERIOD (Note 1) ........................  $ 40,262,115    $ 43,845,686    $   73,360,796   $   82,894,604
                                                              ============    ============    ==============   ==============



                                                                     EQ/PUTNAM                EQ/PUTNAM
                                                               INTERNATIONAL EQUITY      INVESTORS GROWTH (A)
                                                             ------------------------- ------------------------
                                                                  2000         1999        2000        1999
                                                             ------------- ----------- ----------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $   98,563    $  2,484    $   1,101    $   (121)
 Net realized gain (loss) on investments ...................     132,590       8,208       (7,228)      1,812
 Change in unrealized appreciation (depreciation) of
  investments ..............................................    (403,258)     14,312      (88,099)      6,665
                                                              ----------    --------    ---------    --------
 Net increase (decrease) in net assets from operations .....    (172,105)     25,004      (94,226)      8,356
                                                              ----------    --------    ---------    --------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................     349,974      21,152      187,275       4,282
  Transfers from other Funds and Guaranteed Interest
   Account .................................................   1,161,348     175,825      318,420     106,618
                                                              ----------    --------    ---------    --------
   Total ...................................................   1,511,322     196,977      505,695     110,900
                                                              ----------    --------    ---------    --------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........      88,642           -       16,542           -
  Transfers to other Funds and Guaranteed Interest
   Account .................................................     199,405           -       90,326           -
  Withdrawal and administrative charges ....................         578           -          272           -
                                                              ----------    --------    ---------    --------
   Total ...................................................     288,625           -      107,140           -
                                                              ----------    --------    ---------    --------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................   1,222,696     196,977      398,555     110,900
                                                              ----------    --------    ---------    --------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................         (29)     25,033          (19)     25,019
                                                              ----------    --------    ---------    --------
INCREASE (DECREASE) IN NET ASSETS ..........................   1,050,563     247,014      304,310     144,275
NET ASSETS - BEGINNING OF PERIOD ...........................     247,014           -      144,275           -
                                                              ----------    --------    ---------    --------
NET ASSETS - END OF PERIOD (Note 1) ........................  $1,297,577    $247,014    $ 448,585    $144,275
                                                              ==========    ========    =========    ========

-------
(a) Commenced operations on August 30, 1999.
(b) Commenced operations on May 2, 2000.
(c) Commenced operations on September 5, 2000.
See Notes to Financial Statements

                                     FSA-21

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                                                                       FI SMALL/MID
                                                              FI MID CAP (C)             CAP VALUE
                                                             ---------------- -------------------------------
                                                                   2000            2000            1999
                                                             ---------------- -------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................    $       432    $   (207,388)  $     (910,684)
 Net realized gain (loss) on investments ...................          5,829      (3,851,966)      (7,130,907)
 Change in unrealized appreciation (depreciation) of
  investments ..............................................        290,277       6,102,650        7,537,570
                                                                -----------    ------------   --------------
 Net increase (decrease) in net assets from operations .....        296,538       2,043,295         (504,021)
                                                                -----------    ------------   --------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................     11,092,595      28,432,248       10,670,794
  Transfers from other Funds and Guaranteed Interest
   Account .................................................         66,726         739,364       18,055,879
                                                                -----------    ------------   --------------
   Total ...................................................     11,159,321      29,171,612       28,726,673
                                                                -----------    ------------   --------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........        133,024       5,762,407        4,921,343
  Transfers to other Funds and Guaranteed Interest
   Account .................................................      1,047,121      29,497,451       36,061,195
  Withdrawal and administrative charges ....................          3,688         167,152          117,502
                                                                -----------    ------------   --------------
   Total ...................................................      1,183,833      35,427,010       41,100,040
                                                                -----------    ------------   --------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................      9,975,488      (6,255,398)     (12,373,367)
                                                                -----------    ------------   --------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................        501,381         (14,770)         (65,352)
                                                                -----------    ------------   --------------
INCREASE (DECREASE) IN NET ASSETS ..........................     10,773,408      (4,226,873)     (12,942,740)
NET ASSETS - BEGINNING OF PERIOD ...........................              -      77,388,798       90,331,538
                                                                -----------    ------------   --------------
NET ASSETS - END OF PERIOD (Note 1) ........................    $10,773,408    $ 73,161,925   $   77,388,798
                                                                ===========    ============   ==============



                                                               LAZARD LARGE       LAZARD SMALL
                                                              CAP VALUE (A)      CAP VALUE (A)
                                                             --------------- ----------------------
                                                                   2000          2000       1999
                                                             --------------- ----------- ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................     $   (77)     $  2,032    $    32
 Net realized gain (loss) on investments ...................         (22)        1,160        (21)
 Change in unrealized appreciation (depreciation) of
  investments ..............................................         687         7,033        466
                                                                 -------      --------    -------
 Net increase (decrease) in net assets from operations .....         588        10,225        477
                                                                 -------      --------    -------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................      11,693         9,912        650
  Transfers from other Funds and Guaranteed Interest
   Account .................................................      72,452        98,732     24,205
                                                                 -------      --------    -------
   Total ...................................................      84,145       108,644     24,855
                                                                 -------      --------    -------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........         351        10,025          -
  Transfers to other Funds and Guaranteed Interest
   Account .................................................           -         4,863     10,014
  Withdrawal and administrative charges ....................           -           270          -
                                                                 -------      --------    -------
   Total ...................................................         351        15,158     10,014
                                                                 -------      --------    -------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................      83,794        93,486     14,841
                                                                 -------      --------    -------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................           -            93         12
                                                                 -------      --------    -------
INCREASE (DECREASE) IN NET ASSETS ..........................      84,382       103,803     15,330
NET ASSETS - BEGINNING OF PERIOD ...........................           -        15,330          -
                                                                 -------      --------    -------
NET ASSETS - END OF PERIOD (Note 1) ........................     $84,382      $119,133    $15,330
                                                                 =======      ========    =======



                                                                         MERCURY BASIC
                                                                          VALUE EQUITY
                                                              ------------------------------
                                                                  2000             1999
                                                              ------------       -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $  4,193,733       $   115,561
 Net realized gain (loss) on investments ...................     9,744,774        10,181,670
 Change in unrealized appreciation (depreciation) of
  investments ..............................................    (3,226,719)         (127,488)
                                                              ------------       -----------
 Net increase (decrease) in net assets from operations .....    10,711,788        10,169,743
                                                              ------------       -----------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................    50,574,092        18,954,806
  Transfers from other Funds and Guaranteed Interest
   Account .................................................     1,577,554        51,439,310
                                                              ------------       -----------
   Total ...................................................    52,151,646        70,394,116
                                                              ------------       -----------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........     7,505,498         4,950,153
  Transfers to other Funds and Guaranteed Interest
   Account .................................................    34,794,106        36,220,977
  Withdrawal and administrative charges ....................       198,552            75,889
                                                              ------------       -----------
   Total ...................................................    42,498,156        41,247,019
                                                              ------------       -----------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................     9,653,490        29,147,097
                                                              ------------       -----------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................       (13,123)          (77,654)
                                                              ------------       -----------
INCREASE (DECREASE) IN NET ASSETS ..........................    20,352,155        39,239,186
NET ASSETS - BEGINNING OF PERIOD ...........................    96,711,501        57,472,315
                                                              ------------       -----------
NET ASSETS - END OF PERIOD (Note 1) ........................  $117,063,656       $96,711,501
                                                              ============       ===========

-------
(a) Commenced operations on August 30, 1999.
(b) Commenced operations on May 2, 2000.
(c) Commenced operations on September 5, 2000.
See Notes to Financial Statements

                                     FSA-22

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                                                    MERCURY                        MFS EMERGING
                                                                 WORLD STRATEGY                  GROWTH COMPANIES
                                                         ------------------------------ ----------------------------------
                                                               2000           1999             2000             1999
                                                         --------------- -------------- ----------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..........................  $    187,024    $   (34,878)   $     5,074,951    $ (4,720,964)
 Net realized gain (loss) on investments ...............     1,268,304      1,544,420        230,654,617      73,697,445
 Change in unrealized appreciation (depreciation) of
  investments ..........................................    (3,246,691)       669,904       (473,708,932)    189,033,575
                                                          ------------    -----------    ---------------    ------------
 Net increase (decrease) in net assets from operations .    (1,791,363)     2,179,446       (237,979,364)    258,010,056
                                                          ------------    -----------    ---------------    ------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ........................................    22,199,419      1,755,419        972,046,668      99,850,182
  Transfers from other Funds and Guaranteed Interest
   Account .............................................        61,056     17,812,153         24,772,132     412,004,872
                                                          ------------    -----------    ---------------    ------------
   Total ...............................................    22,260,475     19,567,572        996,818,800     511,855,054
                                                          ------------    -----------    ---------------    ------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .....     1,119,612        615,160         64,807,634      24,089,810
  Transfers to other Funds and Guaranteed Interest
   Account .............................................    19,197,479     18,171,482        474,268,003     216,250,323
  Withdrawal and administrative charges ................        30,522         12,610          1,524,160         387,668
                                                          ------------    -----------    ---------------    ------------
   Total ...............................................    20,347,614     18,799,252        540,599,797     240,727,801
                                                          ------------    -----------    ---------------    ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..........................     1,912,862        768,320        456,219,003     271,127,253
                                                          ------------    -----------    ---------------    ------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ..................    (1,783,198)        (7,305)          (741,137)       (163,969)
                                                          ------------    -----------    ---------------    ------------
INCREASE (DECREASE) IN NET ASSETS ......................    (1,661,699)     2,940,461        217,498,502     528,973,340
NET ASSETS - BEGINNING OF PERIOD .......................    13,982,709     11,042,248        706,225,918     177,252,578
                                                          ------------    -----------    ---------------    ------------
NET ASSETS - END OF PERIOD (Note 1) ....................  $ 12,321,010    $13,982,709    $   923,724,420    $706,225,918
                                                          ============    ===========    ===============    ============



                                                                  MFS GROWTH
                                                                WITH INCOME (A)                  MFS RESEARCH
                                                         ----------------------------- ---------------------------------
                                                               2000           1999           2000             1999
                                                         --------------- ------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..........................   $   (56,388)   $    2,214    $    (943,185)    $ (1,635,715)
 Net realized gain (loss) on investments ...............       220,745        (1,566)      37,800,286       16,934,213
 Change in unrealized appreciation (depreciation) of
  investments ..........................................      (220,508)      123,501      (54,772,587)      14,109,284
                                                           -----------    ----------    -------------     ------------
 Net increase (decrease) in net assets from operations .       (56,151)      124,149      (17,915,485)      29,407,782
                                                           -----------    ----------    -------------     ------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ........................................    11,570,353       891,850      150,701,714       30,557,735
  Transfers from other Funds and Guaranteed Interest
   Account .............................................       101,513     1,303,993        3,010,468       79,447,062
                                                           -----------    ----------    -------------     ------------
   Total ...............................................    11,671,866     2,195,843      153,712,182      110,004,797
                                                           -----------    ----------    -------------     ------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .....       190,539        15,682       15,137,810        7,842,822
  Transfers to other Funds and Guaranteed Interest
   Account .............................................     3,515,173       100,983       67,226,037       63,062,485
  Withdrawal and administrative charges ................         5,971            30          383,029          132,468
                                                           -----------    ----------    -------------     ------------
   Total ...............................................     3,711,683       116,695       82,746,876       71,037,775
                                                           -----------    ----------    -------------     ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..........................     7,960,182     2,079,148       70,965,306       38,967,022
                                                           -----------    ----------    -------------     ------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ..................        13,115        25,205          (24,559)        (131,866)
                                                           -----------    ----------    -------------     ------------
INCREASE (DECREASE) IN NET ASSETS ......................     7,917,147     2,228,502       53,025,262       68,242,938
NET ASSETS - BEGINNING OF PERIOD .......................     2,228,502             -      170,641,495      102,398,557
                                                           -----------    ----------    -------------     ------------
NET ASSETS - END OF PERIOD (Note 1) ....................   $10,145,649    $2,228,502    $ 223,666,757     $170,641,495
                                                           ===========    ==========    =============     ============

-------
(a) Commenced operations on August 30, 1999.
(b) Commenced operations on May 2, 2000.
(c) Commenced operations on September 5, 2000.
See Notes to Financial Statements

                                     FSA-23

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31,


                                                                      MORGAN STANLEY
                                                                 EMERGING MARKETS EQUITY
                                                             --------------------------------
                                                                   2000             1999
                                                             ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $    5,293,171   $   (408,713)
 Net realized gain (loss) on investments ...................     (30,874,043)    19,968,622
 Change in unrealized appreciation (depreciation) of
  investments ..............................................     (23,721,463)     7,484,816
                                                              --------------   ------------
 Net increase (decrease) in net assets from operations .....     (49,302,335)    27,044,725
                                                              --------------   ------------
From Contractowners Transactions (Note 4):
 Contributions and Transfers:
  Contributions ............................................     466,609,209      7,422,677
  Transfers from other Funds and Guaranteed Interest
   Account .................................................       4,434,761    256,457,729
                                                              --------------   ------------
   Total ...................................................     471,043,970    263,880,406
                                                              --------------   ------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........       8,283,128      2,295,400
  Transfers to other Funds and Guaranteed Interest
   Account .................................................     413,865,868    230,400,637
  Withdrawal and administrative charges ....................         180,328         25,133
                                                              --------------   ------------
   Total ...................................................     422,329,324    232,721,170
                                                              --------------   ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................      48,714,646     31,159,236
                                                              --------------   ------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................        (287,987)    (3,346,947)
                                                              --------------   ------------
INCREASE (DECREASE) IN NET ASSETS ..........................        (875,676)    54,857,014
NET ASSETS - BEGINNING OF PERIOD ...........................      70,941,248     16,084,234
                                                              --------------   ------------
NET ASSETS - END OF PERIOD (Note 1) ........................  $   70,065,572   $ 70,941,248
                                                              ==============   ============



                                                                      T. ROWE PRICE                     T. ROWE PRICE
                                                                      EQUITY INCOME                  INTERNATIONAL STOCK
                                                             -------------------------------- ---------------------------------
                                                                   2000             1999            2000             1999
                                                             ---------------- --------------- ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $   1,852,685    $    808,550    $  (1,561,186)    $   (732,988)
 Net realized gain (loss) on investments ...................      6,800,725      10,372,141       14,478,577       15,564,826
 Change in unrealized appreciation (depreciation) of
  investments ..............................................      2,895,523      (9,195,970)     (37,422,909)      10,967,057
                                                              -------------    ------------    -------------     ------------
 Net increase (decrease) in net assets from operations .....     11,548,933       1,984,721      (24,505,518)      25,798,895
                                                              -------------    ------------    -------------     ------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................     48,009,490      22,420,408      258,946,846       15,381,272
  Transfers from other Funds and Guaranteed Interest
   Account .................................................        661,528      32,033,807        1,777,615      109,128,680
                                                              -------------    ------------    -------------     ------------
   Total ...................................................     48,671,018      54,454,215      260,724,461      124,509,952
                                                              -------------    ------------    -------------     ------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........     12,644,086      10,573,400        8,372,303        5,855,141
  Transfers to other Funds and Guaranteed Interest
   Account .................................................     65,621,784      38,746,496      228,741,123      105,733,445
  Withdrawal and administrative charges ....................        251,386         143,698          205,493           94,699
                                                              -------------    ------------    -------------     ------------
   Total ...................................................     78,517,256      49,463,594      237,318,919      111,683,285
                                                              -------------    ------------    -------------     ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................    (29,846,238)      4,990,621       23,405,542       12,826,667
                                                              -------------    ------------    -------------     ------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................        (20,215)       (117,973)         (16,114)         (21,952)
                                                              -------------    ------------    -------------     ------------
INCREASE (DECREASE) IN NET ASSETS ..........................    (18,317,520)      6,857,369       (1,116,090)      38,603,610
NET ASSETS - BEGINNING OF PERIOD ...........................    146,836,293     139,978,924      112,485,497       73,881,887
                                                              -------------    ------------    -------------     ------------
NET ASSETS - END OF PERIOD (Note 1) ........................  $ 128,518,773    $146,836,293    $ 111,369,407     $112,485,497
                                                              =============    ============    =============     ============

-------
(a) Commenced operations on August 30, 1999.
(b) Commenced operations on May 2, 2000.
(c) Commenced operations on September 5, 2000.
See Notes to Financial Statements

                                     FSA-24

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2000


1. General

The Equitable Life Assurance Society of the United States (Equitable Life) Separate Account A (The Account) is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. EQ Advisors Trust ("EQAT" or "Trust") commenced operations on May 1, 1997. For periods prior to October 18, 1999, the Alliance portfolios (including EQ/Aggressive, EQ/Balanced, and EQ/Equity 500 Index) were part of the Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQAT. EQAT is an open-end, diversified investment management company that sells shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio has separate investment objectives. These financial statements and notes are those of the Account.

Equitable Life serves as investment manager of EQAT. As such Equitable Life oversees the activities of the investment advisors with respect to EQAT and is responsible for retaining or discontinuing the services of those advisors. Alliance Capital Management L.P. ("Alliance") serves as an investment adviser for the Alliance Portfolios (including EQ/Aggressive, EQ/Alliance Premier Growth, EQ/Alliance Technology, EQ/Equity 500 Index). Alliance is a limited partnership which is directly majority-owned by Equitable Life and AXA Financial, Inc. (parent to Equitable Life).

AXA Advisors, LLC ("AXA Advisors"), the successor to EQ Financial Consultants, Inc., is an affiliate of Equitable Life, and a distributor and principal underwriter of the Contracts and the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC, its subsidiaries and AXA Network Insurance Agency of Texas, Inc. (affiliates of Equitable Life). AXA Advisors receives commissions and other service-related payments under its Distribution Agreement with Equitable Life and its Networking Agreement with AXA Network.

The Account consists of 41 variable investment options:

o Alliance Common Stock
o Alliance Conservative Investors
o Alliance Global
o Alliance Growth and Income
o Alliance Growth Investors
o Alliance High Yield
o Alliance Intermediate Government Securities
o Alliance International
o Alliance Money Market
o Alliance Quality Bond
o Alliance Small Cap Growth
o Calvert Socially Responsible
o Capital Guardian International
o Capital Guardian Research
o Capital Guardian U.S. Equity
o EQ/Aggressive Stock(1)
o EQ/Alliance Premier Growth
o EQ/Alliance Technology
o EQ/AXP New Dimensions
o EQ/AXP Strategy Aggressive
o EQ/Balanced(5) o EQ Equity 500 Index(2)
o EQ/Evergreen
o EQ/Evergreen Foundation
o EQ/Janus Large Cap Growth
o EQ/Putnam Balanced
o EQ/Putnam Growth & Income Value
o EQ/Putnam International Equity
o EQ/Putnam Investors Growth
o FI Mid Cap
o FI Small/Mid Cap Value(3)
o Lazard Large Cap Value
o Lazard Small Cap Value
o Mercury Basic Value Equity(4)
o Mercury World Strategy(6)
o MFS Emerging Growth Companies
o MFS Growth with Income
o MFS Research
o Morgan Stanley Emerging Markets Equity
o T. Rowe Price Equity Income
o T. Rowe Price International Stock

----------
(1) Formerly known as Alliance Aggressive
(2) Formerly known as Alliance Equity Index
(3) Formerly known as Warburg Pincus Small Company Value
(4) Formerly known as Merrill Lynch Basic Value Equity
(5) Formerly known as Alliance Balanced
(6) Formerly known as Merrill Lynch World Strategy

                                     FSA-25

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


1. General (Concluded)

On October 6, 2000 Alliance Equity Index Portfolio acquired all the net assets of the BT Equity 500 Index Portfolio pursuant to a substitution transaction. The Alliance Equity Index Portfolio was renamed EQ Equity Index Portfolio. For accounting purposes, this transaction is treated as a merger. The BT Equity 500 Index Portfolio was not held by the Account before the substitution. As a result, there was no impact to the Account.

The assets in each variable investment option are invested in Class IA and IB shares of a corresponding portfolio (Portfolio) of a mutual fund of EQAT. Class IA and IB shares are offered by EQAT at net asset value. Both classes of shares are subject to fees for investment management and advisory services and other Trust expenses. Class IA shares are not subject to distribution fees imposed pursuant to a distribution plan. Class IB shares are also subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted pursuant to Rule 12b-1 under the 1940 Act, as amended. The Rule 12b-1 Plans provide that EQAT, on behalf of each Fund, may charge annually up to 0.25% of the average daily net assets of a variable investment option attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. These fees are reflected in the net asset value of the shares.

The Account is used to fund benefits for variable annuities issued by Equitable Life including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST Contracts), group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts.

The net assets of the Account are not chargeable with liabilities arising out of any other business Equitable Life may conduct. The excess of assets over reserves and other contract liabilities, if any, in the Account may be transferred to Equitable Life's General Account. Equitable Life's General Account is subject to creditor rights. Receivable/payable for policy-related transactions represents amounts receivable/payable to the General Account predominately related to policy-related transactions, premiums, surrenders and death benefits.


2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

On November 21, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide "Audits of Investment Companies". Adoption of the new requirements is not expected to have a significant impact on the Account's financial position or earnings.

Investments are made in shares of EQAT and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by EQAT using the market or fair value of the underlying assets of the Portfolio less liabilities.

Investment transactions are recorded by the Account on the trade date. Dividends and capital gains are declared and distributed by the Trust at the end of the year and are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT's shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on Trust investment transactions.

No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. Equitable Life retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed.


                                     FSA-26

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


3. Asset Charges

The following charges are made directly against the daily net assets of the Account and are reflected daily in the computation of the accumulation unit values of the Contracts:



                                                MORTALITY AND                     FINANCIAL
                                                EXPENSE RISKS   OTHER EXPENSES   ACCOUNTING     TOTAL
                                               --------------- ---------------- ------------ ----------
EQUI-VEST/MOMENTUM CONTRACTS
----------------------------
Alliance Money Market Fund,
Alliance Balanced Fund
Alliance Common Stock Fund .................   0.65%           0.60%            0.24%        1.49%

All Other Funds ............................   0.50%           0.60%            0.24%        1.34%

MOMENTUM PLUS CONTRACTS - ALL FUNDS ........   1.10%           0.25%               -         1.35%

OLD CONTRACTS
-------------
Common Stock and Money Market Funds ........   0.58%           0.16%               -         0.74%

EQUIPLAN CONTRACTS
------------------
Common Stock and
Intermediate Government Securities Funds ...   0.58%           0.16%               -         0.74%

EQUI-VEST SERIES 300 & Series 400 Contracts
-------------------------------------------
Alliance Money Market Fund
Alliance Common Stock Fund
Alliance Aggressive Stock Fund
Alliance Balanced Fund .....................   1.10%           0.25%               -         1.35%

All Other Funds* ...........................   1.10%           0.24%               -         1.34%

EQUI-VEST SERIES 500 CONTRACTS
------------------------------
All Funds ..................................   1.20%           0.25%               -         1.45%

EQUI-VEST SERIES 600 CONTRACTS
------------------------------
All Funds ..................................   0.95%           0.25%               -         1.20%

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
--------------------------------------
All Funds ..................................   0.70%           0.25%               -         0.95%

EQUI-VEST SERIES 800 CONTRACTS
------------------------------
All Funds ..................................   0.95%           0.25%               -         1.20%

----------
* During 2000 and 1999, Equitable Life charged EQUI-VEST Series 300 and 400 Contracts 0.24% against the assets of the Trust for expenses, except as noted. This voluntary expense limitation discounted from 0.25% to 0.24% may be discontinued by Equitable Life at its discretion.

The above charges may be retained in the Account by Equitable Life and, to the extent retained, participate in the net investment results of EQAT ratably with assets attributable to the Contracts.

Since EQAT shares are valued at their net asset value, investment advisory fees and direct operating expenses of EQAT are, in effect, passed on to the Account and are reflected in the computation of the accumulation unit values of the Contracts.

Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trust for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST Series 100 and 200 Contracts and Momentum Contracts for the Alliance Money Market, the Alliance Common Stock, the EQ/Aggressive Stock, the EQ/Balanced variable investment options and 1% of all portfolios of the Old Contracts and EQUIPLAN Contracts.

Under the Contracts, the total charges may be reallocated among the various expense categories. Equitable Life, however, intends to limit any possible reallocation to include only the expense risks, mortality risks and death benefit charges.

                                     FSA-27

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges

Contributions represent participant contributions under EQUI-VEST, Momentum, Momentum Plus and EQUI-VEST Series 300 through 800 Contracts (but excludes amounts allocated to the Guaranteed Interest Account, which are reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) reduced by applicable deductions, charges and state premium taxes. Contributions also include amounts applied to purchase variable annuities. Transfers are amounts that participants have directed to be moved among the Funds, including permitted transfers to and from the Guaranteed Interest Account, which is part of Equitable Life's General Account and fixed maturity options of Separate Account 48.

Variable annuity payments and death benefits are payments to participants and beneficiaries made under the terms of the Contracts. Withdrawals are amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are the deferred contingent withdrawal charges that apply to certain withdrawals under EQUI-VEST, Momentum, Momentum Plus and EQUI-VEST Series 300 through 800 Contracts. Administrative charges, if applicable, are deducted annually under EQUI-VEST, EQUIPLAN and Old Contracts and quarterly under Momentum, Momentum Plus and EQUI-VEST Series 300 through 800 Contracts.

Accumulation units issued and redeemed during the periods indicated were:

(Acronym BP refers to total Basis Points charged for that product as described in Footnote 3)



                                                                       YEARS ENDED DECEMBER 31,
                                                                       ------------------------
                                                                            2000      1999
                                                                            ----      ----
                                                                            (IN THOUSANDS)
ALLIANCE COMMON STOCK
---------------------
Issued         -   EQUI-VEST Contracts ...................................  2,706     3,241
                   Momentum Contracts ....................................    171       175
                   Momentum Plus Contracts 135 BP ........................    326       429
                   Momentum Plus Contracts 100 BP ........................      1         2
                   Momentum Plus Contracts 90 BP .........................      2         -
                   Old Contracts .........................................      -         -
                   EQUIPLAN Contracts ....................................      -         -
                   EQUI-VEST Contracts Series 300 & 400 135 BP ...........    441     2,215
                   EQUI-VEST Contracts Series 500 145 BP .................      7        15
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........    757       107
                   EQUI-VEST Contracts Series 600 90 BP ..................     33       290
                   EQUI-VEST Express Contracts Series 700 95 BP ..........    283        26

Redeemed       -   EQUI-VEST Contracts ...................................  3,746     3,767
                   Momentum Contracts ....................................    225       214
                   Momentum Plus Contracts 135 BP ........................    124       530
                   Momentum Plus Contracts 100 BP ........................      8        26
                   Momentum Plus Contracts 90 BP .........................      1         -
                   Old Contracts .........................................      3        32
                   EQUIPLAN Contracts ....................................      -         5
                   EQUI-VEST Contracts Series 300 & 400 135 BP ...........    690     1,521
                   EQUI-VEST Contracts Series 500 145 BP .................      2         1
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........    159         2
                   EQUI-VEST Contracts Series 600 90 BP ..................     42        56
                   EQUI-VEST Express Contracts Series 700 95 BP ..........     13         -

                                     FSA-28

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)


                                                                        YEARS ENDED DECEMBER 31,
                                                                        ------------------------
                                                                            2000       1999
                                                                            ----       ----
                                                                             (IN THOUSANDS)
ALLIANCE CONSERVATIVE INVESTORS
-------------------------------
Issued         -   EQUI-VEST Contracts ...................................    122          -
                   Momentum Contracts ....................................      5          8
                   Momentum Plus Contracts 135 BP ........................     19         34
                   Momentum Plus Contracts 100 BP ........................      -          -
                   Momentum Plus Contracts 90 BP .........................      -          -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........     47        204
                   EQUI-VEST Contracts Series 500 145 BP .................      -          -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........     69          6
                   EQUI-VEST Contracts Series 600 90 BP ..................      1          3
                   EQUI-VEST Express Contracts Series 700 95 BP ..........     34          4

Redeemed       -   EQUI-VEST Contracts ...................................    320          -
                   Momentum Contracts ....................................      8          9
                   Momentum Plus Contracts 135 BP ........................      4         56
                   Momentum Plus Contracts 100 BP ........................      -          4
                   Momentum Plus Contracts 90 BP .........................      -          -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........    152        113
                   EQUI-VEST Contracts Series 500 145 BP .................      -          -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........      6          -
                   EQUI-VEST Contracts Series 600 90 BP ..................      1          -
                   EQUI-VEST Express Contracts Series 700 95 BP ..........      4          -

ALLIANCE GLOBAL
---------------
Issued         -   EQUI-VEST Contracts ...................................  2,300          -
                   Momentum Contracts ....................................     44         45
                   Momentum Plus Contracts 135 BP ........................    100        108
                   Momentum Plus Contracts 100 BP ........................      -          1
                   Momentum Plus Contracts 90 BP .........................      1          1
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........  1,396      1,795
                   EQUI-VEST Contracts Series 500 145 BP .................      1          1
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........    217         23
                   EQUI-VEST Contracts Series 600 90 BP ..................      4         14
                   EQUI-VEST Express Contracts Series 700 95 BP ..........    111          9

Redeemed       -   EQUI-VEST Contracts ...................................  3,719          -
                   Momentum Contracts ....................................     50         45
                   Momentum Plus Contracts 135 BP ........................     42        163
                   Momentum Plus Contracts 100 BP ........................      2          9
                   Momentum Plus Contracts 90 BP .........................      -          -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........    226      1,681
                   EQUI-VEST Contracts Series 500 145 BP .................      -          -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........     57          3
                   EQUI-VEST Contracts Series 600 90 BP ..................      2          1
                   EQUI-VEST Express Contracts Series 700 95 BP ..........     10          -

                                     FSA-29

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)



                                                                        YEARS ENDED DECEMBER 31,
                                                                        ------------------------
                                                                            2000      1999
                                                                            ----      ----
                                                                            (IN THOUSANDS)
ALLIANCE GROWTH AND INCOME
--------------------------
Issued         -   EQUI-VEST Contracts ...................................  1,083         -
                   Momentum Contracts ....................................     40        46
                   Momentum Plus Contracts 135 BP ........................     82       103
                   Momentum Plus Contracts 100 BP ........................      -         1
                   Momentum Plus Contracts 90 BP .........................      -         1
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........    458     1,203
                   EQUI-VEST Contracts Series 500 145 BP .................      1         3
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........    259        39
                   EQUI-VEST Contracts Series 600 90 BP ..................      4        15
                   EQUI-VEST Express Contracts Series 700 95 BP ..........    138        14

Redeemed       -   EQUI-VEST Contracts ...................................  2,250         -
                   Momentum Contracts ....................................     36        34
                   Momentum Plus Contracts 135 BP ........................     34        95
                   Momentum Plus Contracts 100 BP ........................      2         3
                   Momentum Plus Contracts 90 BP .........................      -         -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........    965       583
                   EQUI-VEST Contracts Series 500 145 BP .................      1         -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........     35         1
                   EQUI-VEST Contracts Series 600 90 BP ..................      3         1
                   EQUI-VEST Express Contracts Series 700 95 BP ..........      7         -

ALLIANCE GROWTH INVESTORS
-------------------------
Issued         -   EQUI-VEST Contracts ...................................    636         -
                   Momentum Contracts ....................................     40        45
                   Momentum Plus Contracts 135 BP ........................     93       121
                   Momentum Plus Contracts 100 BP ........................      -         1
                   Momentum Plus Contracts 90 BP .........................      -         -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........    110       939
                   EQUI-VEST Contracts Series 500 145 BP .................      1         2
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........    215        22
                   EQUI-VEST Contracts Series 600 90 BP ..................      8        20
                   EQUI-VEST Express Contracts Series 700 95 BP ..........     96        10

Redeemed       -   EQUI-VEST Contracts ...................................  1,918         -
                   Momentum Contracts ....................................     42        38
                   Momentum Plus Contracts 135 BP ........................     62       203
                   Momentum Plus Contracts 100 BP ........................      2        10
                   Momentum Plus Contracts 90 BP .........................      -         -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........  2,540       671
                   EQUI-VEST Contracts Series 500 145 BP .................      -         -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........     14         1
                   EQUI-VEST Contracts Series 600 90 BP ..................      4         2
                   EQUI-VEST Express Contracts Series 700 95 BP ..........      4         -

                                     FSA-30

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)


                                                                        YEARS ENDED DECEMBER 31,
                                                                        ------------------------
                                                                            2000     1999
                                                                            ----     ----
                                                                           (IN THOUSANDS)
                                                                            C>
ALLIANCE HIGH YIELD
-------------------
Issued         -   EQUI-VEST Contracts ...................................  130        -
                   Momentum Contracts ....................................   10       12
                   Momentum Plus Contracts 135 BP ........................   25       40
                   Momentum Plus Contracts 100 BP ........................    -        -
                   Old Contracts .........................................    -        -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........   27      324
                   EQUI-VEST Contracts Series 500 145 BP .................    -        1
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........   26        5
                   EQUI-VEST Contracts Series 600 90 BP ..................   11       16
                   EQUI-VEST Express Contracts Series 700 95 BP ..........   20        4

Redeemed       -   EQUI-VEST Contracts ...................................  746        -
                   Momentum Contracts ....................................   13       15
                   Momentum Plus Contracts 135 BP ........................   28       58
                   Momentum Plus Contracts 100 BP ........................    -        5
                   Old Contracts .........................................    -        -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........  391      490
                   EQUI-VEST Contracts Series 500 145 BP .................    -        -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........    3        -
                   EQUI-VEST Contracts Series 600 90 BP ..................   11       12
                   EQUI-VEST Express Contracts Series 700 95 BP ..........    1        -

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES
-------------------------------------------
Issued         -   EQUI-VEST Contracts ...................................  105        -
                   Momentum Contracts ....................................   10       15
                   Momentum Plus Contracts 135 BP ........................   12       22
                   Momentum Plus Contracts 100 BP ........................    -        1
                   EQUIPLAN Contracts ....................................    -        -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........   48      185
                   EQUI-VEST Contracts Series 500 145 BP .................    -        -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........   27        1
                   EQUI-VEST Contracts Series 600 90 BP ..................    -        3
                   EQUI-VEST Express Contracts Series 700 95 BP ..........    9        3

Redeemed       -   EQUI-VEST Contracts ...................................  310        -
                   Momentum Contracts ....................................   12       13
                   Momentum Plus Contracts 135 BP ........................    4       36
                   Momentum Plus Contracts 100 BP ........................    -        4
                   EQUIPLAN Contracts ....................................    -        1
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........  107      140
                   EQUI-VEST Contracts Series 500 145 BP .................    -        -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........   12        -
                   EQUI-VEST Contracts Series 600 90 BP ..................    1        -
                   EQUI-VEST Express Contracts Series 700 95 BP ..........    1        -

                                     FSA-31

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)




                                                                        YEARS ENDED DECEMBER 31,
                                                                        ------------------------
                                                                           2000       1999
                                                                           ----       ----
                                                                           (IN THOUSANDS)
ALLIANCE INTERNATIONAL
----------------------
Issued         -   EQUI-VEST Contracts ...................................  5,628         -
                   Momentum Contracts ....................................     20        15
                   Momentum Plus Contracts 135 BP ........................     57        55
                   Momentum Plus Contracts 100 BP ........................      -         1
                   Momentum Plus Contracts 90 BP .........................      1         -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........  2,421     5,205
                   EQUI-VEST Contracts Series 500 145 BP .................     56        15
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........     78         5
                   EQUI-VEST Contracts Series 600 90 BP ..................      2         5
                   EQUI-VEST Express Contracts Series 700 95 BP ..........     71         1

Redeemed       -   EQUI-VEST Contracts ...................................  5,978         -
                   Momentum Contracts ....................................     18        14
                   Momentum Plus Contracts 135 BP ........................     37        58
                   Momentum Plus Contracts 100 BP ........................      2         2
                   Momentum Plus Contracts 90 BP .........................      -         -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........  1,969     5,250
                   EQUI-VEST Contracts Series 500 145 BP .................     56        14
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........     45         2
                   EQUI-VEST Contracts Series 600 90 BP ..................      2         1
                   EQUI-VEST Express Contracts Series 700 95 BP ..........     39         -

ALLIANCE MONEY MARKET
---------------------
Issued         -   EQUI-VEST Contracts ...................................  2,528     1,602
                   Momentum Contracts ....................................    468       675
                   Momentum Plus Contracts 135 BP ........................    393       522
                   Momentum Plus Contracts 100 BP ........................      1         1
                   Old Contracts .........................................      -         -
                   EQUI-VEST Contracts Series 300 & 400 135 BP ...........    380       734
                   EQUI-VEST Contracts Series 500 145 BP .................      -         1
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........    130        26
                   EQUI-VEST Contracts Series 600 90 BP ..................      7         5
                   EQUI-VEST Express Contracts Series 700 95 BP ..........    437        47

Redeemed       -   EQUI-VEST Contracts ...................................  2,724     1,345
                   Momentum Contracts ....................................    551       573
                   Momentum Plus Contracts 135 BP ........................    332       513
                   Momentum Plus Contracts 100 BP ........................      -         9
                   Old Contracts .........................................      -         -
                   EQUI-VEST Contracts Series 300 & 400 135 BP ...........    304       636
                   EQUI-VEST Contracts Series 500 145 BP .................      -         1
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........     89         9
                   EQUI-VEST Contracts Series 600 90 BP ..................      6         3
                   EQUI-VEST Express Contracts Series 700 95 BP ..........    341         4

                                     FSA-32

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)



                                                                          YEARS ENDED DECEMBER 31,
                                                                          ------------------------
                                                                             2000       1999
                                                                             ----       ----
                                                                             (IN THOUSANDS)
ALLIANCE QUALITY BOND
---------------------
Issued         -   EQUI-VEST Contracts ...................................    161          -
                   Momentum Contracts ....................................      6          7
                   Momentum Plus Contracts 135 BP ........................     19         27
                   Momentum Plus Contracts 100 BP ........................      -          -
                   Old Contracts .........................................      -          -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........     74        287
                   EQUI-VEST Contracts Series 500 145 BP .................      -          -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........     35          4
                   EQUI-VEST Contracts Series 600 90 BP ..................      1          3
                   EQUI-VEST Express Contracts Series 700 95 BP ..........     23          4

Redeemed       -   EQUI-VEST Contracts ...................................    485          -
                   Momentum Contracts ....................................      6          7
                   Momentum Plus Contracts 135 BP ........................     15         33
                   Momentum Plus Contracts 100 BP ........................      -          1
                   Old Contracts .........................................      -          -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........    194        222
                   EQUI-VEST Contracts Series 500 145 BP .................      -          -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........     12          -
                   EQUI-VEST Contracts Series 600 90 BP ..................      -          2
                   EQUI-VEST Express Contracts Series 700 95 BP ..........      1          -

ALLIANCE SMALL CAP GROWTH
-------------------------
Issued         -   EQUI-VEST Contracts ...................................  4,215          -
                   Momentum Contracts ....................................     31         24
                   Momentum Plus Contracts 135 BP ........................     59         40
                   Momentum Plus Contracts 100 BP ........................      -          -
                   Momentum Plus Contracts 90 BP .........................      -          -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........  1,167      3,124
                   EQUI-VEST Contracts Series 500 145 BP .................      1          1
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........    163          3
                   EQUI-VEST Contracts Series 600 90 BP ..................     10          7
                   EQUI-VEST Express Contracts Series 700 95 BP ..........     67          1

Redeemed       -   EQUI-VEST Contracts ...................................  3,874          -
                   Momentum Contracts ....................................     17         15
                   Momentum Plus Contracts 135 BP ........................     19         48
                   Momentum Plus Contracts 100 BP ........................      -          -
                   Momentum Plus Contracts 90 BP .........................      -          1
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........    590      3,249
                   EQUI-VEST Contracts Series 500 145 BP .................      -          -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........     67          1
                   EQUI-VEST Contracts Series 600 90 BP ..................      3          2
                   EQUI-VEST Express Contracts Series 700 95 BP ..........      5          -

                                     FSA-33

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)


                                                                              YEARS ENDED DECEMBER 31,
                                                                              ------------------------
                                                                                   2000     1999
                                                                                   ----     ----
                                                                                   (IN THOUSANDS)
CALVERT SOCIALLY RESPONSIBLE
----------------------------
Issued                -   EQUI-VEST Contracts ...................................   31       -
                          Momentum Contracts ....................................    -       -
                          Momentum Plus Contracts 135 BP ........................    -       -
                          Momentum Plus Contracts 100 BP ........................    -       -
                          Momentum Plus Contracts 90 BP .........................    -       -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    -       5
                          EQUI-VEST Contracts Series 500 145 BP .................    -       -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    -       -
                          EQUI-VEST Contracts Series 600 90 BP ..................    -       -

Redeemed              -   EQUI-VEST Contracts ...................................   20       -
                          Momentum Contracts ....................................    -       -
                          Momentum Plus Contracts 135 BP ........................    -       -
                          Momentum Plus Contracts 100 BP ........................    -       -
                          Momentum Plus Contracts 90 BP .........................    -       -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    -       1
                          EQUI-VEST Contracts Series 500 145 BP .................    -       -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    -       -
                          EQUI-VEST Contracts Series 600 90 BP ..................    -       -

CAPITAL GUARDIAN INTERNATIONAL
------------------------------
Issued                -   Momentum Contracts ....................................    -       -
                          Momentum Plus Contracts 135 BP ........................    1       -
                          Momentum Plus Contracts 100 BP ........................    -       -
                          Momentum Plus Contracts 90 BP .........................    -       -
Redeemed              -
                          Momentum Contracts ....................................    -       -
                          Momentum Plus Contracts 135 BP ........................    -       -
                          Momentum Plus Contracts 100 BP ........................    -       -
                          Momentum Plus Contracts 90 BP .........................    -       -

CAPITAL GUARDIAN RESEARCH
-------------------------
Issued                -   EQUI-VEST Contracts ...................................   99       -
                          Momentum Contracts ....................................    1       -
                          Momentum Plus Contracts 135 BP ........................    1       -
                          Momentum Plus Contracts 100 BP ........................    -       -
                          Momentum Plus Contracts 90 BP .........................    -       -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........   19      11
                          EQUI-VEST Contracts Series 500 145 BP .................    -       -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........   12       1
                          EQUI-VEST Contracts Series 600 90 BP ..................    -       -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........    4       -

                                     FSA-34

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)



                                                                              YEARS ENDED DECEMBER 31,
                                                                              ------------------------
                                                                                    2000       1999
                                                                                    ----       ----
                                                                                    (IN THOUSANDS)
CAPITAL GUARDIAN RESEARCH (CONCLUDED)
-------------------------------------
Redeemed              -   EQUI-VEST Contracts ...................................     69          -
                          Momentum Contracts ....................................      -          -
                          Momentum Plus Contracts 135 BP ........................      -          -
                          Momentum Plus Contracts 100 BP ........................      -          -
                          Momentum Plus Contracts 90 BP .........................      -          -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........     13          3
                          EQUI-VEST Contracts Series 500 145 BP .................      -          -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........      4          -
                          EQUI-VEST Contracts Series 600 90 BP ..................      -          -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      -          -

CAPITAL GUARDIAN U.S. EQUITY
----------------------------
Issued                -   EQUI-VEST Contracts ...................................     50          -
                          Momentum Contracts ....................................      -          -
                          Momentum Plus Contracts 135 BP ........................      -          -
                          Momentum Plus Contracts 100 BP ........................      -          -
                          Momentum Plus Contracts 90 BP .........................      -          -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........     12         14
                          EQUI-VEST Contracts Series 500 145 BP .................      -          -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........     12          1
                          EQUI-VEST Contracts Series 600 90 BP ..................      -          -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      3          -

Redeemed              -   EQUI-VEST Contracts ...................................     34          -
                          Momentum Contracts ....................................      -          -
                          Momentum Plus Contracts 135 BP ........................      -          -
                          Momentum Plus Contracts 100 BP ........................      -          -
                          Momentum Plus Contracts 90 BP .........................      -          -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........      8          2
                          EQUI-VEST Contracts Series 500 145 BP .................      -          -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........      2          -
                          EQUI-VEST Contracts Series 600 90 BP ..................      -          -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      -          -

EQ/AGGRESSIVE STOCK
-------------------
Issued                -   EQUI-VEST Contracts ...................................  4,591      5,110
                          Momentum Contracts ....................................    514        523
                          Momentum Plus Contracts 135 BP ........................    266        362
                          Momentum Plus Contracts 100 BP ........................      -          2
                          Momentum Plus Contracts 90 BP .........................      1          2
                          EQUI-VEST Contracts Series 300 & 400 135 BP ...........    771      1,918
                          EQUI-VEST Contracts Series 500 145 BP .................      1          3
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    222         19
                          EQUI-VEST Contracts Series 600 90 BP ..................     19        160
                          EQUI-VEST Express Contracts Series 700 95 BP ..........     26          3

                                     FSA-35

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)



                                                                                YEARS ENDED DECEMBER 31,
                                                                                ------------------------
                                                                                   2000      1999
                                                                                   ----      ----
                                                                                   (IN THOUSANDS)
EQ/AGGRESSIVE STOCK (CONCLUDED)
-------------------------------
Redeemed              -   EQUI-VEST Contracts ...................................  7,735     9,798
                          Momentum Contracts ....................................    695       717
                          Momentum Plus Contracts 135 BP ........................    114       446
                          Momentum Plus Contracts 100 BP ........................      7        29
                          Momentum Plus Contracts 90 BP .........................      1         2
                          EQUI-VEST Contracts Series 300 & 400 135 BP ...........    807     2,280
                          EQUI-VEST Contracts Series 500 145 BP .................      -         -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    168         1
                          EQUI-VEST Contracts Series 600 90 BP ..................     20        34
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      2         -

EQ/ALLIANCE PREMIER GROWTH
--------------------------
Issued                -   EQUI-VEST Contracts ...................................  1,938         -
                          Momentum Contracts ....................................     39        13
                          Momentum Plus Contracts 135 BP ........................     29         6
                          Momentum Plus Contracts 100 BP ........................      -         -
                          Momentum Plus Contracts 90 BP .........................      1         -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    440     1,016
                          EQUI-VEST Contracts Series 500 145 BP .................      1         -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    355        37
                          EQUI-VEST Contracts Series 600 90 BP ..................      5         1
                          EQUI-VEST Express Contracts Series 700 95 BP ..........    228        21

Redeemed              -   EQUI-VEST Contracts ...................................    590         -
                          Momentum Contracts ....................................     11         -
                          Momentum Plus Contracts 135 BP ........................      3         -
                          Momentum Plus Contracts 100 BP ........................      -         -
                          Momentum Plus Contracts 90 BP .........................      -         -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........     80       129
                          EQUI-VEST Contracts Series 500 145 BP .................      -         -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........     42         -
                          EQUI-VEST Contracts Series 600 90 BP ..................      -         -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      7         -

EQ/ALLIANCE TECHNOLOGY
----------------------
Issued                -   EQUI-VEST Contracts ...................................  1,386         -
                          Momentum Contracts ....................................     18         -
                          Momentum Plus Contracts 135 BP ........................     12         -
                          Momentum Plus Contracts 100 BP ........................      -         -
                          Momentum Plus Contracts 90 BP .........................      -         -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    630         -
                          EQUI-VEST Contracts Series 500 145 BP .................      1         -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    145         -
                          EQUI-VEST Contracts Series 600 90 BP ..................      7         -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........     99         -

                                     FSA-36

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)


                                                                                YEARS ENDED DECEMBER 31,
                                                                                ------------------------
                                                                                   2000     1999
                                                                                   ----     ----
                                                                                   (IN THOUSANDS)
EQ/ALLIANCE TECHNOLOGY (CONCLUDED)
----------------------------------
Redeemed              -   EQUI-VEST Contracts ...................................  549        -
                          Momentum Contracts ....................................    1        -
                          Momentum Plus Contracts 135 BP ........................    1        -
                          Momentum Plus Contracts 100 BP ........................    -        -
                          Momentum Plus Contracts 90 BP .........................    -        -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........  154        -
                          EQUI-VEST Contracts Series 500 145 BP .................    -        -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........   17        -
                          EQUI-VEST Contracts Series 600 90 BP ..................    2        -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........    7        -

EQ/AXP NEW DIMENSIONS
---------------------
Issued                -   EQUI-VEST Contracts ...................................   33        -
                          Momentum Contracts ....................................    -        -
                          Momentum Plus Contracts 135 BP ........................    -        -
                          Momentum Plus Contracts 100 BP ........................    -        -
                          Momentum Plus Contracts 90 BP .........................    -        -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........   14        -
                          EQUI-VEST Contracts Series 500 145 BP .................    -        -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    2        -
                          EQUI-VEST Contracts Series 600 90 BP ..................    -        -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........    2        -

Redeemed              -   EQUI-VEST Contracts ...................................    4        -
                          Momentum Contracts ....................................    -        -
                          Momentum Plus Contracts 135 BP ........................    -        -
                          Momentum Plus Contracts 100 BP ........................    -        -
                          Momentum Plus Contracts 90 BP .........................    -        -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    1        -
                          EQUI-VEST Contracts Series 500 145 BP .................    -        -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    -        -
                          EQUI-VEST Contracts Series 600 90 BP ..................    -        -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........    -        -

EQ/AXP STRATEGY AGGRESSIVE
--------------------------
Issued                -   EQUI-VEST Contracts ...................................  124        -
                          Momentum Contracts ....................................    -        -
                          Momentum Plus Contracts 135 BP ........................    -        -
                          Momentum Plus Contracts 100 BP ........................    -        -
                          Momentum Plus Contracts 90 BP .........................    -        -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........   11        -
                          EQUI-VEST Contracts Series 500 145 BP .................    -        -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    2        -
                          EQUI-VEST Contracts Series 600 90 BP ..................    -        -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........    6        -

                                     FSA-37

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)


                                                                                YEARS ENDED DECEMBER 31,
                                                                                ------------------------
                                                                                   2000        1999
                                                                                   ----        ----
                                                                                   (IN THOUSANDS)

EQ/AXP STRATEGY AGGRESSIVE (CONCLUDED)
--------------------------------------
Redeemed              -   EQUI-VEST Contracts ...................................     79          -
                          Momentum Contracts ....................................      -          -
                          Momentum Plus Contracts 135 BP ........................      -          -
                          Momentum Plus Contracts 100 BP ........................      -          -
                          Momentum Plus Contracts 90 BP .........................      -          -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........      1          -
                          EQUI-VEST Contracts Series 500 145 BP .................      -          -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........      -          -
                          EQUI-VEST Contracts Series 600 90 BP ..................      -          -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      -          -

EQ/BALANCED
-----------
Issued                -   EQUI-VEST Contracts ...................................  2,002      2,547
                          Momentum Contracts ....................................    118        198
                          Momentum Plus Contracts 135 BP ........................     89        130
                          Momentum Plus Contracts 100 BP ........................      -          -
                          Momentum Plus Contracts 90 BP .........................      -          1
                          EQUI-VEST Contracts Series 300 & 400 135 BP ...........     93        279
                          EQUI-VEST Contracts Series 500 145 BP .................      1          1
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    114         12
                          EQUI-VEST Contracts Series 600 90 BP ..................      6         74
                          EQUI-VEST Express Contracts Series 700 95 BP ..........     33        368

Redeemed              -   EQUI-VEST Contracts ...................................  4,010      4,474
                          Momentum Contracts ....................................    261        319
                          Momentum Plus Contracts 135 BP ........................     15        183
                          Momentum Plus Contracts 100 BP ........................      1         10
                          Momentum Plus Contracts 90 BP .........................      -          -
                          EQUI-VEST Contracts Series 300 & 400 135 BP ...........    115        334
                          EQUI-VEST Contracts Series 500 145 BP .................      -          -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........     24          1
                          EQUI-VEST Contracts Series 600 90 BP ..................      5          9
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      1        366

EQ EQUITY 500 INDEX
-------------------
Issued                -   EQUI-VEST Contracts ...................................  1,833          -
                          Momentum Contracts ....................................     81         92
                          Momentum Plus Contracts 135 BP ........................    143        195
                          Momentum Plus Contracts 100 BP ........................      -          1
                          Momentum Plus Contracts 90 BP .........................      1          1
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    914      3,313
                          EQUI-VEST Contracts Series 500 145 BP .................      3          7
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    348         52
                          EQUI-VEST Contracts Series 600 90 BP ..................     28         68
                          EQUI-VEST Express Contracts Series 700 95 BP ..........     80         10

                                     FSA-38

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)


                                                                                YEARS ENDED DECEMBER 31,
                                                                                ------------------------
                                                                                   2000      1999
                                                                                   ----      ----
                                                                                   (IN THOUSANDS)
EQ EQUITY 500 INDEX (CONCLUDED)
-------------------------------
Redeemed              -   EQUI-VEST Contracts ...................................  4,413         -
                          Momentum Contracts ....................................     90        55
                          Momentum Plus Contracts 135 BP ........................     76       174
                          Momentum Plus Contracts 100 BP ........................      3         7
                          Momentum Plus Contracts 90 BP .........................      -         1
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........  1,433     2,540
                          EQUI-VEST Contracts Series 500 145 BP .................      1         1
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    140         2
                          EQUI-VEST Contracts Series 600 90 BP ..................     26        15
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      9         1

EQ/EVERGREEN FOUNDATION
-----------------------
Issued                -   EQUI-VEST Contracts ...................................     24         -
                          Momentum Contracts ....................................      -         -
                          Momentum Plus Contracts 135 BP ........................      -         -
                          Momentum Plus Contracts 100 BP ........................      -         -
                          Momentum Plus Contracts 90 BP .........................      -         -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........      8         1
                          EQUI-VEST Contracts Series 500 145 BP .................      -         -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........      3         -
                          EQUI-VEST Contracts Series 600 90 BP ..................      -         -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      3         -

Redeemed              -   EQUI-VEST Contracts ...................................     11         -
                          Momentum Contracts ....................................      -         -
                          Momentum Plus Contracts 135 BP ........................      -         -
                          Momentum Plus Contracts 100 BP ........................      -         -
                          Momentum Plus Contracts 90 BP .........................      -         -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........      7         -
                          EQUI-VEST Contracts Series 500 145 BP .................      -         -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........      1         -
                          EQUI-VEST Contracts Series 600 90 BP ..................      -         -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      -         -
EQ/EVERGREEN
------------
Issued                -   EQUI-VEST Contracts ...................................     19         -
                          Momentum Contracts ....................................      -         -
                          Momentum Plus Contracts 135 BP ........................      -         -
                          Momentum Plus Contracts 100 BP ........................      -         -
                          Momentum Plus Contracts 90 BP .........................      -         -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........      1        10
                          EQUI-VEST Contracts Series 500 145 BP .................      -         -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........      3         -
                          EQUI-VEST Contracts Series 600 90 BP ..................      -         -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      1         -

                                     FSA-39

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)


                                                                                YEARS ENDED DECEMBER 31,
                                                                                ------------------------
                                                                                   2000      1999
                                                                                   ----      ----
                                                                                   (IN THOUSANDS)
EQ/EVERGREEN (CONCLUDED)
------------------------
Redeemed              -   EQUI-VEST Contracts ...................................    8        -
                          Momentum Contracts ....................................    -        -
                          Momentum Plus Contracts 135 BP ........................    -        -
                          Momentum Plus Contracts 100 BP ........................    -        -
                          Momentum Plus Contracts 90 BP .........................    -        -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    -        5
                          EQUI-VEST Contracts Series 500 145 BP .................    -        -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    -        -
                          EQUI-VEST Contracts Series 600 90 BP ..................    -        -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........    -        -

EQ/JANUS LARGE CAP GROWTH
-------------------------
Issued                -   EQUI-VEST Contracts ...................................  132        -
                          Momentum Contracts ....................................    -        -
                          Momentum Plus Contracts 135 BP ........................    -        -
                          Momentum Plus Contracts 100 BP ........................    -        -
                          Momentum Plus Contracts 90 BP .........................    -        -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........   51        -
                          EQUI-VEST Contracts Series 500 145 BP .................    -        -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........   13        -
                          EQUI-VEST Contracts Series 600 90 BP ..................    -        -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........   12        -

Redeemed              -   EQUI-VEST Contracts ...................................   11        -
                          Momentum Contracts ....................................    -        -
                          Momentum Plus Contracts 135 BP ........................    -        -
                          Momentum Plus Contracts 100 BP ........................    -        -
                          Momentum Plus Contracts 90 BP .........................    -        -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    5        -
                          EQUI-VEST Contracts Series 500 145 BP .................    -        -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    1        -
                          EQUI-VEST Contracts Series 600 90 BP ..................    -        -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........    -        -

EQ/PUTNAM BALANCED
------------------
Issued                -   EQUI-VEST Contracts ...................................  209        -
                          Momentum Contracts ....................................    2        2
                          Momentum Plus Contracts 135 BP ........................    7        6
                          Momentum Plus Contracts 100 BP ........................    -        -
                          Momentum Plus Contracts 90 BP .........................    -        -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........   59      163
                          EQUI-VEST Contracts Series 500 145 BP .................    -        1
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........   28        3
                          EQUI-VEST Contracts Series 600 90 BP ..................    1        1
                          EQUI-VEST Express Contracts Series 700 95 BP ..........    5        -

                                     FSA-40

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)


                                                                       YEARS ENDED DECEMBER 31,
                                                                       -----------------------
                                                                           2000      1999
                                                                           ----      ----
                                                                           (IN THOUSANDS)
EQ/PUTNAM BALANCED (CONCLUDED)
------------------------------
Redeemed       -   EQUI-VEST Contracts ...................................  444        -
                   Momentum Contracts ....................................    1        -
                   Momentum Plus Contracts 135 BP ........................    3        2
                   Momentum Plus Contracts 100 BP ........................    -        -
                   Momentum Plus Contracts 90 BP .........................    -        -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........  111       94
                   EQUI-VEST Contracts Series 500 145 BP .................    -        -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........   21        -
                   EQUI-VEST Contracts Series 600 90 BP ..................    -        -
                   EQUI-VEST Express Contracts Series 700 95 BP ..........    -        -

EQ/PUTNAM GROWTH & INCOME VALUE
--------------------------------
Issued         -   EQUI-VEST Contracts ...................................  128        -
                   Momentum Contracts ....................................    4        3
                   Momentum Plus Contracts 135 BP ........................   10       13
                   Momentum Plus Contracts 100 BP ........................    -        -
                   Momentum Plus Contracts 90 BP .........................    -        -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........   31      262
                   EQUI-VEST Contracts Series 500 145 BP .................    -        -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........   19        3
                   EQUI-VEST Contracts Series 600 90 BP ..................    1        2
                   EQUI-VEST Express Contracts Series 700 95 BP ..........    6        -

Redeemed       -   EQUI-VEST Contracts ...................................  583        -
                   Momentum Contracts ....................................    3        -
                   Momentum Plus Contracts 135 BP ........................    4        3
                   Momentum Plus Contracts 100 BP ........................    -        -
                   Momentum Plus Contracts 90 BP .........................    -        -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........  297      195
                   EQUI-VEST Contracts Series 500 145 BP .................    -        -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........    5        -
                   EQUI-VEST Contracts Series 600 90 BP ..................    1        -
                   EQUI-VEST Express Contracts Series 700 95 BP ..........    -        -

EQ/PUTNAM INTERNATIONAL EQUITY
------------------------------
Issued         -   Momentum Contracts ....................................    8        1
                   Momentum Plus Contracts 135 BP ........................    4        -
                   Momentum Plus Contracts 100 BP ........................    -        -
                   Momentum Plus Contracts 90 BP .........................    -        -

Redeemed       -   Momentum Contracts ....................................    2        -
                   Momentum Plus Contracts 135 BP ........................    1        -
                   Momentum Plus Contracts 100 BP ........................    -        -
                   Momentum Plus Contracts 90 BP .........................    -        -

                                     FSA-41

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)


                                                                             YEARS ENDED DECEMBER 31,
                                                                             ------------------------
                                                                                   2000     1999
                                                                                  ------   -----
                                                                                  (IN THOUSANDS)
EQ/PUTNAM INVESTORS GROWTH
--------------------------
Issued               --   Momentum Contracts ....................................    2        1
                          Momentum Plus Contracts 135 BP ........................    3       --
                          Momentum Plus Contracts 100 BP ........................   --       --
                          Momentum Plus Contracts 90 BP .........................   --       --

Redeemed             --   Momentum Contracts ....................................   --       --
                          Momentum Plus Contracts 135 BP ........................    1       --
                          Momentum Plus Contracts 100 BP ........................   --       --
                          Momentum Plus Contracts 90 BP .........................   --       --

FI MID CAP
----------
Issued               --   EQUI-VEST Contracts ...................................   68       --
                          Momentum Contracts ....................................   --       --
                          Momentum Plus Contracts 135 BP ........................   --       --
                          Momentum Plus Contracts 100 BP ........................   --       --
                          Momentum Plus Contracts 90 BP .........................   --       --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........   30       --
                          EQUI-VEST Contracts Series 500 145 BP .................   --       --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    9       --
                          EQUI-VEST Contracts Series 600 90 BP ..................   --       --
                          EQUI-VEST Express Contracts Series 700 95 BP ..........    7       --

Redeemed             --   EQUI-VEST Contracts ...................................    7       --
                          Momentum Contracts ....................................   --       --
                          Momentum Plus Contracts 135 BP ........................   --       --
                          Momentum Plus Contracts 100 BP ........................   --       --
                          Momentum Plus Contracts 90 BP .........................   --       --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    5       --
                          EQUI-VEST Contracts Series 500 145 BP .................   --       --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........   --       --
                          EQUI-VEST Contracts Series 600 90 BP ..................   --       --
                          EQUI-VEST Express Contracts Series 700 95 BP ..........   --       --

FI SMALL/MID CAP VALUE
----------------------
Issued               --   EQUI-VEST Contracts ...................................  202       --
                          Momentum Contracts ....................................    4        4
                          Momentum Plus Contracts 135 BP ........................   11       10
                          Momentum Plus Contracts 100 BP ........................   --       --
                          Momentum Plus Contracts 90 BP .........................   --       --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........   48      273
                          EQUI-VEST Contracts Series 500 145 BP .................   --        3
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........   17        1
                          EQUI-VEST Contracts Series 600 90 BP ..................    1        3
                          EQUI-VEST Express Contracts Series 700 95 BP ..........   12        1

                                     FSA-42

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)


                                                                             YEARS ENDED DECEMBER 31,
                                                                             ------------------------
                                                                                   2000     1999
                                                                                  ------   ------
                                                                                  (IN THOUSANDS)
FI SMALL/MID CAP VALUE (CONCLUDED)
----------------------------------
Redeemed             --   EQUI-VEST Contracts ...................................  663       --
                          Momentum Contracts ....................................    2        1
                          Momentum Plus Contracts 135 BP ........................    6        5
                          Momentum Plus Contracts 100 BP ........................   --       --
                          Momentum Plus Contracts 90 BP .........................   --       --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........  321      410
                          EQUI-VEST Contracts Series 500 145 BP .................   --        3
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    5       --
                          EQUI-VEST Contracts Series 600 90 BP ..................    1        1
                          EQUI-VEST Express Contracts Series 700 95 BP ..........   --       --

LAZARD LARGE CAP VALUE
----------------------
Issued               --   EQUI-VEST Contracts ...................................   --       --
                          Momentum Contracts ....................................   --       --
                          Momentum Plus Contracts 135 BP ........................   --       --
                          Momentum Plus Contracts 100 BP ........................   --       --
                          Momentum Plus Contracts 90 BP .........................   --       --

Redeemed             --   EQUI-VEST Contracts ...................................   --       --
                          Momentum Contracts ....................................   --       --
                          Momentum Plus Contracts 135 BP ........................   --       --
                          Momentum Plus Contracts 100 BP ........................   --       --
                          Momentum Plus Contracts 90 BP .........................   --       --

LAZARD SMALL CAP VALUE
----------------------
Issued               --   Momentum Contracts ....................................    1       --
                          Momentum Plus Contracts 135 BP ........................   --       --
                          Momentum Plus Contracts 100 BP ........................   --       --
                          Momentum Plus Contracts 90 BP .........................   --       --

Redeemed             --   Momentum Contracts ....................................   --       --
                          Momentum Plus Contracts 135 BP ........................   --       --
                          Momentum Plus Contracts 100 BP ........................   --       --
                          Momentum Plus Contracts 90 BP .........................   --       --

MERCURY BASIC VALUE EQUITY
--------------------------
Issued               --   EQUI-VEST Contracts ...................................  221       --
                          Momentum Contracts ....................................    6        6
                          Momentum Plus Contracts 135 BP ........................   18       20
                          Momentum Plus Contracts 100 BP ........................   --       --
                          Momentum Plus Contracts 90 BP .........................   --       --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........   52      451
                          EQUI-VEST Contracts Series 500 145 BP .................   --       --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........   42        7
                          EQUI-VEST Contracts Series 600 90 BP ..................    1        3
                          EQUI-VEST Express Contracts Series 700 95 BP ..........   29        5

                                     FSA-43

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (Continued)


                                                                                YEARS ENDED DECEMBER 31,
                                                                                ------------------------
                                                                                    2000       1999
                                                                                  --------   --------
                                                                                    (IN THOUSANDS)
MERCURY BASIC VALUE EQUITY (CONCLUDED)
--------------------------------------
Redeemed             --   EQUI-VEST Contracts ...................................    470         --
                          Momentum Contracts ....................................      3          3
                          Momentum Plus Contracts 135 BP ........................      8          7
                          Momentum Plus Contracts 100 BP ........................     --         --
                          Momentum Plus Contracts 90 BP .........................     --         --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    212        278
                          EQUI-VEST Contracts Series 500 145 BP .................     --         --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........      8         --
                          EQUI-VEST Contracts Series 600 90 BP ..................     --          1
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      2         --

MERCURY WORLD STRATEGY
----------------------
Issued               --   EQUI-VEST Contracts ...................................    114         --
                          Momentum Contracts ....................................     --          1
                          Momentum Plus Contracts 135 BP ........................      2          1
                          Momentum Plus Contracts 100 BP ........................     --         --
                          Momentum Plus Contracts 90 BP .........................     --         --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........     51        165
                          EQUI-VEST Contracts Series 500 145 BP .................     --         --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........      6          1
                          EQUI-VEST Contracts Series 600 90 BP ..................     --          1
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      5         --

Redeemed             --   EQUI-VEST Contracts ...................................    142         --
                          Momentum Contracts ....................................     --         --
                          Momentum Plus Contracts 135 BP ........................      1         --
                          Momentum Plus Contracts 100 BP ........................     --         --
                          Momentum Plus Contracts 90 BP .........................     --         --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........     17        161
                          EQUI-VEST Contracts Series 500 145 BP .................     --         --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........      1         --
                          EQUI-VEST Contracts Series 600 90 BP ..................     --         --
                          EQUI-VEST Express Contracts Series 700 95 BP ..........     --         --

MFS EMERGING GROWTH COMPANIES
-----------------------------
Issued               --   EQUI-VEST Contracts ...................................  2,892         --
                          Momentum Contracts ....................................     45         33
                          Momentum Plus Contracts 135 BP ........................    138        111
                          Momentum Plus Contracts 100 BP ........................     --          1
                          Momentum Plus Contracts 90 BP .........................      1         --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    344      2,613
                          EQUI-VEST Contracts Series 500 145 BP .................      3          4
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    284         37
                          EQUI-VEST Contracts Series 600 90 BP ..................     15         11
                          EQUI-VEST Express Contracts Series 700 95 BP ..........    172         17

                                     FSA-44

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (Continued)


                                                                              YEARS ENDED DECEMBER 31,
                                                                              ------------------------
                                                                                    2000      1999
                                                                                  -------   --------
                                                                                    (IN THOUSANDS)
MFS EMERGING GROWTH COMPANIES (CONCLUDED)
-----------------------------------------
Redeemed             --   EQUI-VEST Contracts ...................................  2,597        --
                          Momentum Contracts ....................................     19         5
                          Momentum Plus Contracts 135 BP ........................     14        31
                          Momentum Plus Contracts 100 BP ........................     --        --
                          Momentum Plus Contracts 90 BP .........................     --        --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    654     1,276
                          EQUI-VEST Contracts Series 500 145 BP .................      1        --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........     32         2
                          EQUI-VEST Contracts Series 600 90 BP ..................      5         4
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      8        --
MFS GROWTH WITH INCOME
----------------------
Issued               --   EQUI-VEST Contracts ...................................     68        --
                          Momentum Contracts ....................................      1        --
                          Momentum Plus Contracts 135 BP ........................      1        --
                          Momentum Plus Contracts 100 BP ........................     --        --
                          Momentum Plus Contracts 90 BP .........................     --        --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........     16        19
                          EQUI-VEST Contracts Series 500 145 BP .................     --        --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........     16         3
                          EQUI-VEST Contracts Series 600 90 BP ..................     --        --
                          EQUI-VEST Express Contracts Series 700 95 BP ..........     12         1

Redeemed             --   EQUI-VEST Contracts ...................................     19        --
                          Momentum Contracts ....................................     --        --
                          Momentum Plus Contracts 135 BP ........................     --        --
                          Momentum Plus Contracts 100 BP ........................     --        --
                          Momentum Plus Contracts 90 BP .........................     --        --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........     14         1
                          EQUI-VEST Contracts Series 500 145 BP .................     --        --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........      2        --
                          EQUI-VEST Contracts Series 600 90 BP ..................     --        --
                          EQUI-VEST Express Contracts Series 700 95 BP ..........     --        --
MFS RESEARCH
------------
Issued               --   EQUI-VEST Contracts ...................................    523        --
                          Momentum Contracts ....................................     10         7
                          Momentum Plus Contracts 135 BP ........................     29        31
                          Momentum Plus Contracts 100 BP ........................     --        --
                          Momentum Plus Contracts 90 BP .........................     --        --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    221       706
                          EQUI-VEST Contracts Series 500 145 BP .................      1         2
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........     92         6
                          EQUI-VEST Contracts Series 600 90 BP ..................      2         6
                          EQUI-VEST Express Contracts Series 700 95 BP ..........     54         3

                                     FSA-45

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (Continued)


                                                                               YEARS ENDED DECEMBER 31,
                                                                               ------------------------
                                                                                    2000       1999
                                                                                  --------   --------
                                                                                    (IN THOUSANDS)
MFS RESEARCH (CONCLUDED)
------------------------
Redeemed             --   EQUI-VEST Contracts ...................................    695         --
                          Momentum Contracts ....................................      7          3
                          Momentum Plus Contracts 135 BP ........................      9          8
                          Momentum Plus Contracts 100 BP ........................     --         --
                          Momentum Plus Contracts 90 BP .........................     --         --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    249        466
                          EQUI-VEST Contracts Series 500 145 BP .................     --         --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........     14         --
                          EQUI-VEST Contracts Series 600 90 BP ..................      1          2
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      1         --

MORGAN STANLEY EMERGING MARKETS EQUITY
--------------------------------------
Issued               --   EQUI-VEST Contracts ...................................  3,837         --
                          Momentum Contracts ....................................     19          7
                          Momentum Plus Contracts 135 BP ........................     28         14
                          Momentum Plus Contracts 100 BP ........................     --         --
                          Momentum Plus Contracts 90 BP .........................     --         --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    636      3,334
                          EQUI-VEST Contracts Series 500 145 BP .................     --         --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........     52          7
                          EQUI-VEST Contracts Series 600 90 BP ..................      3          4
                          EQUI-VEST Express Contracts Series 700 95 BP ..........     90          1

Redeemed             --   EQUI-VEST Contracts ...................................  3,669         --
                          Momentum Contracts ....................................      9          1
                          Momentum Plus Contracts 135 BP ........................     12          4
                          Momentum Plus Contracts 100 BP ........................     --         --
                          Momentum Plus Contracts 90 BP .........................     --         --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    468      2,961
                          EQUI-VEST Contracts Series 500 145 BP .................     --         --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........     15          2
                          EQUI-VEST Contracts Series 600 90 BP ..................      3          2
                          EQUI-VEST Express Contracts Series 700 95 BP ..........     63         --

T. ROWE PRICE EQUITY INCOME
---------------------------
Issued               --   EQUI-VEST Contracts ...................................    268         --
                          Momentum Contracts ....................................      4          5
                          Momentum Plus Contracts 135 BP ........................     15         24
                          Momentum Plus Contracts 100 BP ........................     --         --
                          Momentum Plus Contracts 90 BP .........................     --         --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........     61        368
                          EQUI-VEST Contracts Series 500 145 BP .................     --         --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........     22          3
                          EQUI-VEST Contracts Series 600 90 BP ..................      1          6
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      7          2

                                     FSA-46

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (Concluded)


                                                                          YEARS ENDED DECEMBER 31,
                                                                          ------------------------
                                                                              2000      1999
                                                                            -------   --------
                                                                              (IN THOUSANDS)
T. ROWE PRICE EQUITY INCOME (CONCLUDED)
---------------------------------------
Redeemed       --   EQUI-VEST Contracts ...................................  1,097        --
                    Momentum Contracts ....................................      3         1
                    Momentum Plus Contracts 135 BP ........................      2         3
                    Momentum Plus Contracts 100 BP ........................     --        --
                    Momentum Plus Contracts 90 BP .........................     --        --
                    EQUI-VEST Contracts Series 300 & 400 134 BP ...........    521       366
                    EQUI-VEST Contracts Series 500 145 BP .................     --        --
                    EQUI-VEST Contracts Series 600 & 800 120 BP ...........     13        --
                    EQUI-VEST Contracts Series 600 90 BP ..................      2         1
                    EQUI-VEST Express Contracts Series 700 95 BP ..........      1        --

T. ROWE PRICE INTERNATIONAL STOCK
---------------------------------
Issued         --   EQUI-VEST Contracts ...................................  1,230        --
                    Momentum Contracts ....................................      9         4
                    Momentum Plus Contracts 135 BP ........................     17        17
                    Momentum Plus Contracts 100 BP ........................     --        --
                    Momentum Plus Contracts 90 BP .........................     --        --
                    EQUI-VEST Contracts Series 300 & 400 134 BP ...........    633     1,050
                    EQUI-VEST Contracts Series 500 145 BP .................     10         1
                    EQUI-VEST Contracts Series 600 & 800 120 BP ...........     69         4
                    EQUI-VEST Contracts Series 600 90 BP ..................      3         3
                    EQUI-VEST Express Contracts Series 700 95 BP ..........     52         3

Redeemed       --   EQUI-VEST Contracts ...................................  1,467        --
                    Momentum Contracts ....................................      4        --
                    Momentum Plus Contracts 135 BP ........................      5         6
                    Momentum Plus Contracts 100 BP ........................     --        --
                    Momentum Plus Contracts 90 BP .........................     --        --
                    EQUI-VEST Contracts Series 300 & 400 134 BP ...........    289       956
                    EQUI-VEST Contracts Series 500 145 BP .................     10        --
                    EQUI-VEST Contracts Series 600 & 800 120 BP ...........     30        --
                    EQUI-VEST Contracts Series 600 90 BP ..................      1        --
                    EQUI-VEST Express Contracts Series 700 95 BP ..........     12        --


                                     FSA-47

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


5. Net Assets

Net assets consist of net assets attributable to: (i) Contracts in the accumulation period, which are represented by Contract accumulation units outstanding multiplied by net unit values and (ii) actuarial reserves and other liabilities attributable to Contracts in the payout period which are not represented by accumulation units or unit values.

Listed below are components of net ASSETS:



                                                     ALLIANCE        ALLIANCE
                                                      COMMON       CONSERVATIVE     ALLIANCE
                                                       STOCK         INVESTORS       GLOBAL
                                                 --------------- --------------  --------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ...............  $5,321,522,200    $37,904,200   $384,274,170
Net assets attributable to Old Contracts in
 accumulation period ...........................      89,293,073             --             --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ..............      28,570,072             --             --
Net assets attributable to Momentum
 Contracts in accumulation period ..............     169,160,145             --     30,175,166
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period........     219,286,762     10,528,333     53,968,899
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period........       1,922,836            580        332,908
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ........       1,886,999             --        690,856
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period ...........................   1,651,111,756     85,058,835    358,694,897
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ........................................       2,585,673         34,467        272,010
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period ...........................      75,549,815      7,778,646     19,457,374
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ........................................      24,721,107        477,597      1,647,915
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period ...........................      27,872,376      3,652,005     10,507,006
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ........................................      39,945,828      1,490,762      1,442,817
                                                  --------------   ------------   ------------
                                                  $7,653,428,641   $150,172,914   $861,464,018
                                                  ==============   ============   ============



                                                      ALLIANCE          ALLIANCE         ALLIANCE
                                                       GROWTH            GROWTH            HIGH
                                                     AND INCOME        INVESTORS          YIELD
                                                  --------------   ----------------  ---------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ...............   $ 439,502,738     $ 431,288,125    $ 42,988,195
Net assets attributable to Old Contracts in
 accumulation period ...........................              --                --              --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ..............              --                --              --
Net assets attributable to Momentum
 Contracts in accumulation period ..............      30,320,152        33,737,968       4,063,663
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period........      49,199,311        70,484,711       9,079,715
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period........         427,113           777,358          16,788
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ........         504,054           464,553              --
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period ...........................     462,455,301       472,736,159      60,488,233
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ........................................         643,668           346,386          60,235
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period ...........................      33,815,267        25,958,881       2,147,972
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ........................................       2,062,525         2,625,852         371,691
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period ...........................      16,253,162        10,469,253       2,059,598
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ........................................       5,901,119         4,336,751         554,518
                                                  --------------    --------------    ------------
                                                  $1,041,084,410    $1,053,225,997    $121,830,609
                                                  ==============    ==============    ============


                                     FSA-48

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


5. Net Assets (Continued)


                                                         ALLIANCE
                                                       INTERMEDIATE          ALLIANCE
                                                  GOVERNMENT SECURITIES   INTERNATIONAL
                                                 ----------------------- ---------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ...............       $16,113,818         $ 69,904,228
Net assets attributable to Old Contracts in
 accumulation period ...........................                --                  --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ..............         2,580,427                  --
Net assets attributable to Momentum
 Contracts in accumulation period ..............         1,603,064           4,759,008
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period........         4,365,732           8,375,780
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period........             1,023             101,264
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ........                --             210,854
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period ...........................        25,507,395          55,075,241
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ........................................            25,402              86,221
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period ...........................         1,727,587           3,407,493
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ........................................           311,147             394,951
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period ...........................         1,128,968           3,145,860
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ........................................            41,241             730,423
                                                       -----------        ------------
                                                       $53,405,804        $146,191,322
                                                       ===========        ============



                                                     ALLIANCE       ALLIANCE      ALLIANCE       CALVERT
                                                      MONEY         QUALITY       SMALL CAP     SOCIALLY
                                                      MARKET          BOND         GROWTH      RESPONSIBLE
                                                 --------------- ------------- -------------- ------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ...............  $ 48,339,051    $31,456,532   $193,905,526   $1,533,730
Net assets attributable to Old Contracts in
 accumulation period ...........................     3,942,144             --             --           --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ..............            --             --             --           --
Net assets attributable to Momentum
 Contracts in accumulation period ..............    12,776,862      2,055,320      8,442,210       13,952
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period........    30,224,802      5,387,919      8,113,558        7,067
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period........       306,423         14,304         23,952           --
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ........            --             --        172,215           --
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period ...........................    38,791,339     46,874,939    124,953,235           --
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ........................................         8,736         31,405        247,511           --
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period ...........................     6,315,082      2,957,180     12,100,972        1,006
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ........................................       311,220        220,897      1,486,703       28,747
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period ...........................    14,808,229      2,880,698      9,253,023           --
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ........................................       828,297        483,154        634,962           --
                                                  ------------    -----------   ------------   ----------
                                                  $156,652,185    $92,362,347   $359,333,867   $1,584,502
                                                  ============    ===========   ============   ==========


                                     FSA-49

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


5. Net Assets (CONTINUED)


                                                     CAPITAL        CAPITAL      CAPITAL
                                                     GUARDIAN      GUARDIAN      GUARDIAN
                                                  INTERNATIONAL    RESEARCH    U.S. EQUITY
                                                 --------------- ------------ -------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ...............     $     --     $2,886,621   $2,092,888
Net assets attributable to Old Contracts in
 accumulation period ...........................           --             --           --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ..............           --             --           --
Net assets attributable to Momentum
 Contracts in accumulation period ..............       48,750         95,405       15,020
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period........       52,291         63,478        5,258
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period........           --             --           --
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ........           --             --           --
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period ...........................           --      1,969,815    1,403,619
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ........................................           --          3,285           --
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period ...........................           --        963,483    1,141,170
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ........................................           --             --           --
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period ...........................           --        404,750      309,027
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ........................................           --             --           --
                                                     --------     ----------   ----------
                                                     $101,041     $6,386,835   $4,966,982
                                                     ========     ==========   ==========



                                                                    EQ/ALLIANCE
                                                   EQ/AGGRESSIVE      PREMIER      EQ/ALLIANCE
                                                       STOCK          GROWTH        TECHNOLOGY
                                                 ---------------- -------------- ---------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ...............  $1,645,175,711   $142,542,991   $ 55,316,865
Net assets attributable to Old Contracts in
 accumulation period ...........................              --             --             --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ..............              --             --             --
Net assets attributable to Momentum
 Contracts in accumulation period ..............      92,999,128      3,866,874      1,146,086
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period........     114,730,888      2,172,830        650,561
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period........         357,129         13,404             --
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ........         974,511         94,642             --
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period ...........................     423,248,722    100,684,829     31,435,390
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ........................................         385,147        124,512         38,414
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period ...........................       6,470,035     32,827,214      8,447,749
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ........................................      11,533,596        560,497        329,694
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period ...........................       2,690,920     22,750,202      6,099,851
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ........................................       4,438,536             --             --
                                                  --------------   ------------   ------------
                                                  $2,303,004,323   $305,637,994   $103,464,610
                                                  ==============   ============   ============


                                     FSA-50

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


5. Net Assets (CONTINUED)


                                                                 EQ/AXP
                                                  EQ/AXP NEW    STRATEGY          EQ/
                                                  DIMENSIONS   AGGRESSIVE      BALANCED
                                                 ------------ ------------ ----------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ...............  $2,337,053   $2,804,801   $1,043,119,617
Net assets attributable to Old Contracts in
 accumulation period ...........................          --           --               --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ..............          --           --               --
Net assets attributable to Momentum
 Contracts in accumulation period ..............          --           --       36,931,393
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period........          --           14       43,705,383
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period........          --           --           17,328
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ........          --           --          266,540
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period ...........................   1,078,079      579,394      150,840,638
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ........................................          --           --          262,777
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period ...........................     143,453       99,119       11,647,574
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ........................................      20,126       15,870        7,744,066
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period ...........................     167,075      334,873        3,654,814
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ........................................          --           --        1,139,746
                                                  ----------   ----------   --------------
                                                  $3,745,786   $3,834,072   $1,299,329,876
                                                  ==========   ==========   ==============



                                                         EQ
                                                     EQUITY500                     EQ/EVERGREEN
                                                       INDEX        EQ/EVERGREEN    FOUNDATION
                                                 ----------------- -------------- -------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ...............  $  658,499,126      $1,196,281   $1,169,591
Net assets attributable to Old Contracts in
 accumulation period ...........................              --              --           --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ..............              --              --           --
Net assets attributable to Momentum
 Contracts in accumulation period ..............      46,781,674          25,701       12,916
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period........      72,663,803          17,948        2,029
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period........         565,323              --           --
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ........       1,023,022              --           --
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period ...........................     590,474,613         485,439      396,291
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ........................................       1,126,322           1,740          507
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period ...........................      28,236,673         305,707      220,473
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ........................................       6,148,646             147       12,234
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period ...........................       7,561,525          74,326      274,400
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ........................................       6,494,912              --           --
                                                  --------------     ----------    ----------
                                                  $1,419,575,639     $2,107,289    $2,088,441
                                                  ==============     ==========    ==========


                                     FSA-51

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


5. Net Assets (CONTINUED)


                                                  EQ/JANUS
                                                 LARGE CAP     EQ/PUTNAM
                                                   GROWTH       BALANCED
                                               ------------- -------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ............. $10,107,746   $18,273,370
Net assets attributable to Old Contracts in
 accumulation period .........................          --            --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ............          --            --
Net assets attributable to Momentum
 Contracts in accumulation period ............      29,468       431,517
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period......      33,539       898,627
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period......          --            --
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ......          --            --
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period .........................   3,834,026    18,758,862
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ......................................       4,447        79,079
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period .........................   1,041,624     1,076,770
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ......................................      29,945       100,130
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period .........................   1,017,156       543,977
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ......................................          --            --
                                               -----------   -----------
                                               $16,097,951   $40,162,332
                                               ===========   ===========



                                                 EQ/PUTNAM
                                                   GROWTH       EQ/PUTNAM     EQ/PUTNAM
                                                  & INCOME    INTERNATIONAL   INVESTORS
                                                   VALUE          EQUITY       GROWTH     FI MID CAP
                                               ------------- --------------- ---------- --------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ............. $34,266,886      $       --   $     --   $ 6,146,076
Net assets attributable to Old Contracts in
 accumulation period .........................          --              --         --            --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ............          --              --         --            --
Net assets attributable to Momentum
 Contracts in accumulation period ............     449,495         855,921    206,471        45,860
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period......   1,648,599         413,812    219,230        26,808
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period......          --           5,937         --            --
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ......          --              --         --            --
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period .........................  34,261,576              --         --     2,476,648
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ......................................     138,811              --         --         3,834
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period .........................   1,776,410              --         --       880,502
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ......................................     184,107              --         --           808
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period .........................     586,727              --         --       688,784
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ......................................          --              --         --            --
                                               -----------      ---------    --------   -----------
                                               $73,312,611      $1,275,670   $425,701   $10,269,320
                                               ===========      ==========   ========   ===========


                                     FSA-52

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


5. Net Assets (CONTINUED)


                                                                   LAZARD
                                                  FI SMALL/MID   LARGE CAP       LAZARD
                                                    CAP VALUE      VALUE     SMALL CAP VALUE
                                                 -------------- ----------- ----------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ...............  $35,044,250    $     --       $     --
Net assets attributable to Old Contracts in
 accumulation period ...........................           --          --             --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ..............           --          --             --
Net assets attributable to Momentum
 Contracts in accumulation period ..............      526,361      43,826         73,306
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period........      941,717      40,103         45,693
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period........           --          --             --
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ........           --          --             --
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period ...........................   33,576,738          --             --
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ........................................       66,159          --             --
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period ...........................    1,179,040          --             --
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ........................................      296,516          --             --
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period ...........................    1,437,251          --             --
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ........................................           --          --             --
                                                   ----------      ------         ------
                                                  $73,068,032     $83,929       $118,999
                                                  ===========     =======       ========



                                                     MERCURY
                                                      BASIC          MERCURY      MFS EMERGING
                                                      VALUE           WORLD          GROWTH
                                                      EQUITY        STRATEGY       COMPANIES
                                                 --------------- -------------- ---------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ...............  $ 48,766,805    $ 5,511,543    $475,330,211
Net assets attributable to Old Contracts in
 accumulation period ...........................            --             --              --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ..............            --             --              --
Net assets attributable to Momentum
 Contracts in accumulation period ..............     1,426,367        124,757      13,005,041
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period........     2,245,471        227,412      20,965,816
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period........            --             --         100,977
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ........            --             --         190,281
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period ...........................    55,526,028      5,291,673     346,686,503
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ........................................       157,877         12,387       1,215,315
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period ...........................     5,230,297        558,565      40,991,674
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ........................................       233,587         49,837       2,237,083
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period ...........................     3,388,730        493,331      22,981,683
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ........................................            --             --              --
                                                    ----------      ---------     -----------
                                                  $116,975,162    $12,269,505    $923,704,584
                                                  ============    ===========    ============


                                     FSA-53

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


5. Net Assets (Concluded)


                                                                                    MORGAN
                                                                                   STANLEY        T. ROWE         T. ROWE
                                                   MFS GROWTH                      EMERGING        PRICE           PRICE
                                                      WITH            MFS          MARKETS         EQUITY      INTERNATIONAL
                                                     INCOME         RESEARCH        EQUITY         INCOME          STOCK
                                                 ------------- --------------- ------------- --------------- --------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ...............  $ 3,806,392    $ 96,948,656   $ 36,486,274   $ 62,616,548    $ 51,334,148
Net assets attributable to Old Contracts in
 accumulation period ...........................           --              --             --             --              --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ..............           --              --             --             --              --
Net assets attributable to Momentum
 Contracts in accumulation period ..............       68,667       1,795,956      1,124,768        824,023         945,730
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period........       90,029       4,000,363      1,668,350      2,444,923       1,874,272
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period........           --              --          6,296             --              --
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ........       29,913              --             --             --              --
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period ...........................    3,141,294     104,233,057     23,978,565     59,704,919      48,194,687
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ........................................        3,643         387,016         75,916         83,121         109,287
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period ...........................    1,702,914       9,462,342      3,918,083      1,421,694       4,152,716
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ........................................        2,544         682,249        251,498        441,548         409,849
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period ...........................    1,268,658       6,104,699      2,499,197        909,070       4,320,977
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ........................................           --              --             --             --              --
                                                    ---------     -----------     ----------     ----------      ----------
                                                  $10,114,054    $223,614,338    $70,008,947   $128,445,846    $111,341,666
                                                  ===========    ============    ===========   ============    ============


                                     FSA-54

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000

6. Amounts retained by Equitable Life in Separate Account A

The amount retained by Equitable Life in the Account arises principally from
(1) contributions from Equitable Life, (2) mortality risk, death benefit, expense and expense risk charges accumulated in the account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to charges for mortality and expense risks and asset-based administrative expenses.

Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.

The following table shows the contributions (withdrawals) in net amounts retained by Equitable Life by investment fund:


                                                         YEARS ENDED DECEMBER 31,
                                                    -----------------------------------
            VARIABLE INVESTMENT OPTION                     2000              1999
            --------------------------              ----------------- -----------------
Alliance Common Stock ...........................      (130,360,591)     (121,476,252)
Alliance Conservative Investors .................        (2,369,370)       (1,736,098)
Alliance Global .................................       (13,355,009)      (10,920,548)
Alliance Growth and Income ......................       (12,766,341)      (10,200,561)
Alliance Growth Investors .......................       (14,628,985)      (12,883,156)
Alliance High Yield .............................        (1,844,834)       (2,404,593)
Alliance Intermediate Government Securities .....          (630,337)         (802,521)
Alliance International ..........................        (2,330,256)       (1,660,381)
Alliance Money Market ...........................        (4,464,058)       (1,547,729)
Alliance Quality Bond ...........................          (669,083)       (1,005,712)
Alliance Small Cap Growth .......................        (5,017,072)       (1,178,363)
Calvert Socially Responsible ....................           (12,464)        1,999,222
Capital Guardian International (1) ..............           (24,823)               --
Capital Guardian Research .......................           (39,248)           23,701
Capital Guardian U.S. Equity ....................           (33,918)           22,190
EQ/Aggressive Stock .............................       (37,107,017)      (39,082,247)
EQ/Alliance Premier Growth ......................        (3,308,631)         (189,943)
EQ/Alliance Technology (1) ......................          (200,180)               --
EQ/AXP New Dimensions (2) .......................           494,271                --
EQ/AXP Strategy Aggressive (2) ..................           494,551                --
EQ/Balanced .....................................       (20,680,487)      (19,614,445)
EQ Equity 500 Index .............................       (21,151,877)      (19,773,678)
EQ/Evergreen ....................................           (20,113)           24,040
EQ/Evergreen Foundation .........................           (12,508)           24,827
EQ/Janus Large Cap Growth (2) ...................           474,835                --
EQ/Putnam Balanced ..............................          (526,780)         (613,248)
EQ/Putnam Growth & Income Value .................          (974,926)       (1,248,568)
EQ/Putnam International Equity ..................           (13,571)               --
EQ/Putnam Investors Growth ......................            (5,186)               --
FI Mid Cap (2) ..................................           486,910                --
FI Small/Mid Cap Value ..........................          (899,478)       (1,075,981)
Lazard Large Cap Value ..........................              (742)               --
Lazard Small Cap Value ..........................              (767)               --
Mercury Basic Value Equity ......................        (1,391,990)       (1,054,765)
Mercury World Strategy ..........................        (2,074,134)         (134,654)
MFS Emerging Growth Companies ...................       (13,711,416)       (4,742,770)
MFS Growth with Income ..........................           (76,661)           21,065
MFS Research ....................................        (2,807,642)       (1,891,032)
Morgan Stanley Emerging Markets Equity ..........        (1,647,600)       (3,733,004)
T. Rowe Price Equity Income .....................        (1,668,600)       (2,027,611)
T. Rowe Price International Stock ...............        (1,614,648)       (1,126,238)

----------
(1) Commenced operations May 2, 2000.
(2) Commenced operations September 5, 2000.

                                     FSA-55

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values

Shown below is accumulation unit value information for units outstanding.



                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
ALLIANCE COMMON STOCK --
OLD CONTRACTS
----------------------------------------------
Unit value, beginning of period ..............   $ 506.59     $ 407.19     $ 316.64     $ 246.57
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 433.23     $ 506.59     $ 407.19     $ 316.64
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        206          231          264          307
                                                 ========     ========     ========     ========

EQUI-VEST CONTRACTS (A)
-----------------------------------------------
Unit value, beginning of period ..............   $ 399.74     $ 323.75     $ 253.68     $ 199.05
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 339.28     $ 399.74     $ 323.75     $ 253.68
                                                 ========     ========     ========     ========
Number of EQUI-VEST units outstanding,
 end of period (000's) .......................     15,685       16,705       17,231       17,386
                                                 ========     ========     ========     ========
Number of Momentum units outstanding,
 end of period (000's) .......................        499          553          591          519
                                                 ========     ========     ========     ========

EQUIPLAN CONTRACTS
-----------------------------------------------
Unit value, beginning of period ..............   $ 548.74     $ 441.07     $ 342.99     $ 267.08
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 469.28     $ 548.74     $ 441.07     $ 342.99
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         61           66           70           85
                                                 ========     ========     ========     ========

MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-----------------------------------------------
Unit value, beginning of period ..............   $ 326.31     $ 264.22     $ 207.00     $ 162.39
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 276.76     $ 326.32     $ 264.22     $ 207.00
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        792        1,032        1,133        1,192
                                                 ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-----------------------------------------------
Unit value, beginning of period ..............   $ 255.67     $ 206.28     $ 161.04     $ 125.89
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 217.61     $ 255.67     $ 206.28     $ 161.04
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          9           16           40           37
                                                 ========     ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                         YEARS ENDED DECEMBER 31,
                                               ----------------------------------------------------------------------------
                                                   1996         1995         1994         1993         1992         1991
                                               ------------ ------------ ------------ ------------ ------------ -----------
ALLIANCE COMMON STOCK --
OLD CONTRACTS
-----------------------------------------------
Unit value, beginning of period ..............   $ 199.66     $ 151.67     $ 155.96     $ 125.72     $ 122.56    $  89.56
                                                 ========     ========     ========     ========     ========    ========
Unit value, end of period ....................   $ 246.57     $ 199.66     $ 151.67     $ 155.96     $ 125.72    $ 122.56
                                                 ========     ========     ========     ========     ========    ========
Number of units outstanding, end of period
 (000's) .....................................        345          387          438          467          525         598
                                                 ========     ========     ========     ========     ========    ========

EQUI-VEST CONTRACTS (A)
-----------------------------------------------
Unit value, beginning of period ..............   $ 162.42     $ 124.32     $ 128.81     $ 104.63     $ 102.76    $  75.67
                                                 ========     ========     ========     ========     ========    ========
Unit value, end of period ....................   $ 199.05     $ 162.42     $ 124.32     $ 128.81     $ 104.63    $ 102.76
                                                 ========     ========     ========     ========     ========    ========
Number of EQUI-VEST units outstanding,
 end of period (000's) .......................     16,933       16,292       15,749       13,917       11,841      10,292
                                                 ========     ========     ========     ========     ========    ========
Number of Momentum units outstanding,
 end of period (000's) .......................        403          270          120           --           --          --
                                                 ========     ========     ========     ========     ========    ========

EQUIPLAN CONTRACTS
-----------------------------------------------
Unit value, beginning of period ..............   $ 216.27     $ 164.29     $ 168.93     $ 136.10     $ 132.67    $  96.95
                                                 ========     ========     ========     ========     ========    ========
Unit value, end of period ....................   $ 267.08     $ 216.27     $ 164.29     $ 168.93     $ 136.10    $ 132.67
                                                 ========     ========     ========     ========     ========    ========
Number of units outstanding, end of period
 (000's) .....................................         96          108          119          124          135         144
                                                 ========     ========     ========     ========     ========    ========

MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-----------------------------------------------
Unit value, beginning of period ..............   $ 132.47     $ 101.38     $ 105.01     $ 100.00
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 162.39     $ 132.47     $ 101.38     $ 105.01
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      1,039          706          330           12
                                                 ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 125.89
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................        140
                                                 ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-56

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ -----------
ALLIANCE COMMON STOCK -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
----------------------------------------------
Unit value, beginning of period ..............   $ 236.14     $ 190.33     $ 148.44     $ 115.92
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 201.19     $ 236.14     $ 190.33     $ 148.44
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          9            8            7            5
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 300 AND 400
CONTRACTS 135 B.P. (C)
-----------------------------------------------
Unit value, beginning of period ..............   $ 312.31     $ 252.88     $ 198.12     $ 155.42
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 264.88     $ 312.31     $ 252.88     $ 198.12
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      6,233        6,502        5,808        4,765
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 126.91     $ 102.87     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 107.53     $ 126.91     $ 102.87
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         24           19            5
                                                 ========     ========     ========
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 126.92     $ 102.87     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 107.54     $ 126.92     $ 102.87
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        702          105           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $ 130.14     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 110.60     $ 130.14
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................        224          233
                                                 ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------------
                                                  1996         1995        1994         1993       1992       1991
                                               ------------ ------------ ------------ ---------   -------  ---------
ALLIANCE COMMON STOCK -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 300 AND 400
CONTRACTS 135 B.P. (C)
-----------------------------------------------
Unit value, beginning of period ..............   $ 126.78    $  97.03     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $ 155.42    $ 126.78     $  97.03
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................      3,457       1,989          948
                                                 ========    ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-57

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                          YEARS ENDED DECEMBER 31,
                                           ------------------------------------------------
                                                2000         1999         1998       1997
                                           ------------ ------------ ------------ ---------
ALLIANCE COMMON STOCK -- (CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
------------------------------------------
Unit value, beginning of period ..........   $ 111.02     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  94.30     $ 111.02
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................        296           25
                                             ========     ========
ALLIANCE CONSERVATIVE INVESTORS --
MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 159.92     $ 147.17     $ 130.98     $ 117.25
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 163.32     $ 159.92     $ 147.17     $ 130.98
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         20           22           24           22
                                             ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-------------------------------------------
Unit value, beginning of period ..........   $ 156.79     $ 144.30     $ 128.45     $ 114.99
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 160.10     $ 156.79     $ 144.30     $ 128.45
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         66          100          121          125
                                             ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........   $ 150.86     $ 138.35     $ 122.71     $ 109.47
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 154.59     $ 150.86     $ 138.35     $ 122.71
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --            4            5
                                             ========     ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 159.92     $ 147.17     $ 130.98     $ 117.25
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 163.32     $ 159.92     $ 147.17     $ 130.98
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        752          752          661          553
                                             ========     ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                        YEARS ENDED DECEMBER 31,
                                            ---------------------------------------------------------------------------
                                               1996         1995         1994         1993           1992       1991
                                            ------------ ------------ ------------ ------------   ----------  ---------
ALLIANCE COMMON STOCK -- (CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
ALLIANCE CONSERVATIVE INVESTORS --
MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 112.97    $  95.10     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 117.25    $ 112.97     $  95.10
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................         18          11            3
                                             ========    ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-------------------------------------------
Unit value, beginning of period ..........   $ 110.81    $  93.29     $  98.60     $ 100.00
                                             ========    ========     ========     ========
Unit value, end of period ................   $ 114.99    $ 110.81     $  93.29     $  98.60
                                             ========    ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        136         129           92           10
                                             ========    ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $ 109.47
                                             ========
Number of units outstanding, end of period
 (000's) .................................          5
                                             ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 112.97    $  95.10     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 117.25    $ 112.97     $  95.10
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................        567         491          325
                                             ========    ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-58

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                             YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------
                                                 2000         1999         1998         1997
                                             ------------ ------------ ------------ ------------
ALLIANCE CONSERVATIVE INVESTORS -- (CONCLUDED)
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
------------------------------------------
Unit value, beginning of period ..........   $ 111.52     $ 102.74     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 113.76     $ 111.52     $ 102.74
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 111.53     $ 102.74     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 113.77     $ 111.53     $ 102.74
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         68            6           --
                                             ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........   $ 112.84     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 115.46     $ 112.84
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          4            3
                                             ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 104.41     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 106.78     $ 104.41
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         34            4
                                             ========     ========
ALLIANCE GLOBAL --
MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 249.43     $ 182.50     $ 151.87     $ 138.00
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 200.17     $ 249.43     $ 182.50     $ 151.87
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        151          156          156          147
                                             ========     ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                            YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------
                                                 1996         1995         1994         1993     1992    1991
                                             ------------ ------------ ------------ ---------- -------  ------
ALLIANCE CONSERVATIVE INVESTORS -- (CONCLUDED)
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................

ALLIANCE GLOBAL --

MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 122.06     $ 104.12     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 138.00     $ 122.06     $ 104.12
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        116           62           16
                                             ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-59

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
ALLIANCE GLOBAL -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
----------------------------------------------
Unit value, beginning of period ..............   $ 253.89     $ 185.78     $ 154.12     $ 140.51
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 203.73     $ 253.89     $ 185.78     $ 154.12
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        265          353          408          464
                                                 ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-----------------------------------------------
Unit value, beginning of period ..............   $ 212.51     $ 154.96     $ 128.51     $ 116.37
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 171.13     $ 212.51     $ 154.96     $ 128.51
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          2            3           11           12
                                                 ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-----------------------------------------------
Unit value, beginning of period ..............   $ 202.36     $ 147.40     $ 122.12     $ 110.47
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 163.12     $ 202.36     $ 147.40     $ 122.12
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          4            4            3            2
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
-----------------------------------------------
Unit value, beginning of period ..............   $ 249.43     $ 182.50     $ 151.87     $ 138.00
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 200.17     $ 249.43     $ 182.50     $ 151.87
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      3,712        3,509        3,395        3,369
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 134.30     $  98.37     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 107.66     $ 134.30     $  98.37
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          3            2           --
                                                 ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                        YEARS ENDED DECEMBER 31,
                                               ----------------------------------------------------------------------------
                                                   1996         1995         1994         1993         1992         1991
                                               ------------ ------------ ------------ ------------ ------------ -----------
ALLIANCE GLOBAL -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-----------------------------------------------
Unit value, beginning of period ..............   $ 124.30     $ 106.04     $ 102.14     $ 100.00
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 140.51     $ 124.30     $ 106.04     $ 102.14
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        459          391          223            8
                                                 ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 116.37
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................         13
                                                 ========
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
-----------------------------------------------
Unit value, beginning of period ..............   $ 122.06     $ 104.12     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 138.00     $ 122.06     $ 104.12
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      2,995        2,121        1,305
                                                 ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-60

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                        YEARS ENDED DECEMBER 31,
                                           ---------------------------------------------------
                                               2000         1999         1998         1997
                                           ------------ ------------ ------------ ------------
ALLIANCE GLOBAL -- (CONCLUDED)
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
------------------------------------------
Unit value, beginning of period ..........   $ 134.29    $  98.37     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 107.66    $ 134.29     $  98.37
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................        181          20           --
                                             ========    ========     ========
EQUI-VEST SERIES 600 CONTRACTS 90
B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........   $ 139.76    $ 100.00
                                             ========    ========
Unit value, end of period ................   $ 112.39    $ 139.76
                                             ========    ========
Number of units outstanding, end of period
 (000's) .................................         15          13
                                             ========    ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 119.52    $ 100.00
                                             ========    ========
Unit value, end of period ................   $  96.06    $ 119.52
                                             ========    ========
Number of units outstanding, end of period
 (000's) .................................        109           9
                                             ========    ========
ALLIANCE GROWTH AND INCOME --
MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 250.31    $ 213.81     $ 179.30     $ 143.37
                                             ========    ========     ========     ========
Unit value, end of period ................   $ 269.09    $ 250.31     $ 213.81     $ 179.30
                                             ========    ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        113         109           96           69
                                             ========    ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 250.67    $ 214.14     $ 179.60     $ 143.63
                                             ========    ========     ========     ========
Unit value, end of period ................   $ 269.45    $ 250.67     $ 214.14     $ 179.60
                                             ========    ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        183         217          209          183
                                             ========    ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                      YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------- -----------------
                                                 1996         1995         1994         1993         1992         1991
                                             ----------  -----------  -----------  ------------ ------------ -----------
ALLIANCE GLOBAL -- (CONCLUDED)
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST SERIES 600 CONTRACTS 90
B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................

ALLIANCE GROWTH AND INCOME --

MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 121.02    $  98.86     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 143.37    $ 121.02     $  98.86
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................         41          17            4
                                             ========    ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 121.25    $  99.06     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 143.63    $ 121.25     $  99.06
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................        121          67            9
                                             ========    ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-61

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
ALLIANCE GROWTH AND INCOME -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
----------------------------------------------
Unit value, beginning of period ..............   $ 218.04     $ 185.60     $ 155.11     $ 123.61
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 235.21     $ 218.04     $ 185.60     $ 155.11
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          2            3            6            3
                                                 ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-----------------------------------------------
Unit value, beginning of period ..............   $ 204.92     $ 174.26     $ 145.48     $ 115.81
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 221.27     $ 204.92     $ 174.26     $ 145.48
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          2            2            2            1
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
-----------------------------------------------
Unit value, beginning of period ..............   $ 250.31     $ 213.81     $ 179.30     $ 143.37
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 269.09     $ 250.31     $ 213.81     $ 179.30
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      3,352        3,095        2,475        1,800
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 120.13     $ 102.73     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 129.00     $ 120.13     $ 102.73
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          5            4            1
                                                 ========     ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 120.14     $ 102.73     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 129.01     $ 120.14     $ 102.73
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        262           37           --
                                                 ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                               YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------
                                                   1996         1995        1994      1993   1992   1991
                                               ------------ ----------- ------------ ------ ------ -----
ALLIANCE GROWTH AND INCOME -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 123.61
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................          3
                                                 ========
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
-----------------------------------------------
Unit value, beginning of period ..............   $ 121.02    $  98.86     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $ 143.37    $ 121.02     $  98.86
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................        975         498          210
                                                 ========    ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-62

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (CONTINUED)


                                                        YEARS ENDED DECEMBER 31,
                                           ---------------------------------------------------
                                               2000         1999         1998         1997
                                           ------------ ------------ ------------ ------------
ALLIANCE GROWTH AND INCOME -- (CONCLUDED)
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
------------------------------------------
Unit value, beginning of period ..........   $ 122.29     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 131.71     $ 122.29
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         16           14
                                             ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 103.87     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 111.81     $ 103.87
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................        145           14
                                             ========     ========
ALLIANCE GROWTH INVESTORS --
MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 225.59     $ 180.63     $ 153.69     $ 133.40
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 207.65     $ 225.59     $ 180.63     $ 153.69
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        162          165          159          147
                                             ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-------------------------------------------
Unit value, beginning of period ..........   $ 228.14     $ 182.69     $ 155.46     $ 134.95
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 209.98     $ 228.14     $ 182.69     $ 155.46
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        336          427          509          553
                                             ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........   $ 199.83     $ 159.46     $ 135.20     $ 116.95
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 184.57     $ 199.83     $ 159.46     $ 135.20
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................          4            6           15           14
                                             ========     ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                               YEARS ENDED DECEMBER 31,
                                            --------------------------------------------------------------------
                                                1996         1995        1994        1993     1992       1991
                                            ------------ ----------- ----------   --------- ---------  ---------
ALLIANCE GROWTH AND INCOME -- (CONCLUDED)
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................

ALLIANCE GROWTH INVESTORS --

MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 120.08    $  96.31     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 133.40    $ 120.08     $  96.31
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................        110          57           10
                                             ========    ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-------------------------------------------
Unit value, beginning of period ..........   $ 121.49    $  97.45     $ 101.99     $ 100.00
                                             ========    ========     ========     ========
Unit value, end of period ................   $ 134.95    $ 121.49     $  97.45     $ 101.99
                                             ========    ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        508         375          188           13
                                             ========    ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $ 116.95
                                             ========
Number of units outstanding, end of period
 (000's) .................................         15
                                             ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-63

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (CONTINUED)


                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
ALLIANCE GROWTH INVESTORS -- (Continued)
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
----------------------------------------------
Unit value, beginning of period ..............   $ 187.67     $ 149.61     $ 126.72     $ 109.51
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 173.52     $ 187.67     $ 149.61     $ 126.72
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          3            2            2            1
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (M)
-----------------------------------------------
Unit value, beginning of period ..............   $ 225.59     $ 180.63     $ 153.69     $ 133.40
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 207.65     $ 225.59     $ 180.63     $ 153.69
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      4,354        4,231        3,962        3,704
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 127.16     $ 101.93     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 116.92     $ 127.16     $ 101.93
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          3            2            1
                                                 ========     ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 127.17     $ 101.93     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 116.93     $ 127.17     $ 101.93
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        222           21           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $ 129.93     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 119.83     $ 129.93
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................         22           18
                                                 ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                   YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                    1996         1995        1994       1993       1992       1991
                                                 ------------ ----------- -----------  ---------  ---------  ---------
ALLIANCE GROWTH INVESTORS -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (M)
-----------------------------------------------
Unit value, beginning of period ..............   $ 120.08    $  96.31     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $ 133.40    $ 120.08     $  96.31
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................      3,325       2,113        1,023
                                                 ========    ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-64

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                            ---------------------------------------------------
                                                2000         1999         1998         1997
                                            ------------ ------------ ------------ ------------
ALLIANCE GROWTH INVESTORS -- (CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
------------------------------------------
Unit value, beginning of period ..........   $ 112.30     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 103.52     $ 112.30
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................        101           10
                                             ========     ========
ALLIANCE HIGH YIELD --
MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 143.43     $ 150.42     $ 160.74     $ 137.53
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 129.28     $ 143.43     $ 150.42     $ 160.74
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         32           34           37           29
                                             ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-------------------------------------------
Unit value, beginning of period ..........   $ 153.05     $ 160.53     $ 171.56     $ 146.80
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 137.94     $ 153.05     $ 160.53     $ 171.56
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         66           82          100          110
                                             ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........   $ 134.31     $ 140.38     $ 149.49     $ 127.46
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 121.48     $ 134.31     $ 140.38     $ 149.49
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --            5            5
                                             ========     ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
-------------------------------------------
Unit value, beginning of period ..........   $ 143.23     $ 150.42     $ 160.74     $ 137.53
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 129.28     $ 143.43     $ 150.42     $ 160.74
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        800          998        1,164          831
                                             ========     ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                  YEARS ENDED DECEMBER 31,
                                            --------------------------------------------------------------------
                                                1996         1995        1994        1993       1992       1991
                                            ----------  ----------- ----------    ---------   ---------  ---------
ALLIANCE GROWTH INVESTORS -- (CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
ALLIANCE HIGH YIELD --
MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 113.44    $  95.88     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 137.53    $ 113.44     $  95.88
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................         18           7            1
                                             ========    ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-------------------------------------------
Unit value, beginning of period ..........   $ 121.10    $ 102.37     $ 106.74     $ 100.00
                                             ========    ========     ========     ========
Unit value, end of period ................   $ 146.80    $ 121.10     $ 102.37     $ 106.74
                                             ========    ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         94          70           38            1
                                             ========    ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $ 127.46
                                             ========
Number of units outstanding, end of period
 (000's) .................................          5
                                             ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
-------------------------------------------
Unit value, beginning of period ..........   $ 113.44    $  95.88     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 137.53    $ 113.44     $  95.88
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................        444         209           99
                                             ========    ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-65

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
ALLIANCE HIGH YIELD -- (CONCLUDED)
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------------
Unit value, beginning of period ..............   $ 84.96    $  89.20     $ 100.00
                                                 =======    ========     ========
Unit value, end of period ....................   $ 76.49    $  84.96     $  89.20
                                                 =======    ========     ========
Number of units outstanding, end of period
 (000's) .....................................         1           1           --
                                                 =======    ========     ========
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 84.97    $  89.20     $ 100.00
                                                 =======    ========     ========
Unit value, end of period ....................   $ 78.49    $  84.97     $  89.20
                                                 =======    ========     ========
Number of units outstanding, end of period
 (000's) .....................................        28           5           --
                                                 =======    ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $ 85.66    $ 100.00
                                                 =======    ========
Unit value, end of period ....................   $ 77.34    $  85.66
                                                 =======    ========
Number of units outstanding, end of period
 (000's) .....................................         5           5
                                                 =======    ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............   $ 99.34    $ 100.00
                                                 =======    ========
Unit value, end of period ....................   $ 89.64    $  99.34
                                                 =======    ========
Number of units outstanding, end of period
 (000's) .....................................        23           4
                                                 =======    ========
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES --
EQUIPLAN CONTRACTS
-----------------------------------------------
Unit value, beginning of period ..............   $ 58.63    $  58.81     $  54.83     $ 51.34
                                                 =======    ========     ========     =======
Unit value, end of period ....................   $ 63.74    $  58.63     $  58.81     $ 54.83
                                                 =======    ========     ========     =======
Number of units outstanding, end of period
 (000's) .....................................        40          43           45          50
                                                 =======    ========     ========     =======

----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                       YEARS ENDED DECEMBER 31,
                                            ---------------------------------------------------------------------------
                                                1996           1995         1994        1993        1992       1991
                                            ----------      -----------  ----------  ----------  ---------  -----------
ALLIANCE HIGH YIELD -- (CONCLUDED)
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES --
EQUIPLAN CONTRACTS
-----------------------------------------------
Unit value, beginning of period ..............   $ 49.69     $ 44.04     $ 46.25     $ 42.04     $ 40.00     $ 35.17
                                                 =======     =======     =======     =======     =======     =======
Unit value, end of period ....................   $ 51.34     $ 49.69     $ 44.04     $ 46.25     $ 42.04     $ 40.00
                                                 =======     =======     =======     =======     =======     =======
Number of units outstanding, end of period
 (000's) .....................................        55          50          54          58          66          74
                                                 =======     =======     =======     =======     =======     =======

----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-66

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES -- (CONTINUED)
MOMENTUM CONTRACTS (D)
----------------------------------------------
Unit value, beginning of period ..............   $ 124.96     $ 126.48     $ 118.98     $ 112.40
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 134.60     $ 124.96     $ 126.48     $ 118.98
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         12           14           11           10
                                                 ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-----------------------------------------------
Unit value, beginning of period ..............   $ 120.52     $ 122.00     $ 114.78     $ 108.45
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 129.80     $ 120.52     $ 122.00     $ 114.78
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         34           63           76           77
                                                 ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-----------------------------------------------
Unit value, beginning of period ..............   $ 118.78     $ 119.81     $ 112.32     $ 105.75
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 128.38     $ 118.78     $ 119.81     $ 112.32
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         --           --            4            2
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (D)
-----------------------------------------------
Unit value, beginning of period ..............   $ 124.96     $ 126.48     $ 118.98     $ 112.40
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 134.60     $ 124.96     $ 126.48     $ 118.98
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        309          360          314          202
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 101.96     $ 103.32     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 109.70     $ 101.96     $ 103.32
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         --           --           --
                                                 ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                       YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------------
                                                   1996        1995         1994          1993        1992       1991
                                                ----------  -----------  ----------    ----------  ---------  -----------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES -- (CONTINUED)
MOMENTUM CONTRACTS (D)
-----------------------------------------------
Unit value, beginning of period ..............   $ 109.80    $  98.19     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $ 112.40    $ 109.80     $  98.19
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................         10           7            1
                                                 ========    ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-----------------------------------------------
Unit value, beginning of period ..............   $ 105.94    $  94.76     $ 100.44     $ 100.00
                                                 ========    ========     ========     ========
Unit value, end of period ....................   $ 108.45    $ 105.94     $  94.76     $ 100.44
                                                 ========    ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         81          88           64            1
                                                 ========    ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 105.75
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................          2
                                                 ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (D)
-----------------------------------------------
Unit value, beginning of period ..............   $ 109.80    $  98.19     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $ 112.40    $ 109.80     $  98.19
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................        146          89           32
                                                 ========    ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-67

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                            ---------------------------------------------------
                                                2000         1999         1998         1997
                                            ------------ ------------ ------------ ------------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES -- (CONCLUDED)
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
------------------------------------------
Unit value, beginning of period ..........   $ 101.97     $ 103.32     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 109.71     $ 101.97     $ 103.32
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         16            1           --
                                             ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........   $ 102.33     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 110.43     $ 102.33
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          3            3
                                             ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.40     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 108.29     $ 100.40
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         10            3
                                             ========     ========
ALLIANCE INTERNATIONAL --
MOMENTUM CONTRACTS (E)
-------------------------------------------
Unit value, beginning of period ..........   $ 160.04     $ 117.72     $ 107.92     $ 112.82
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 121.54     $ 160.04     $ 117.72     $ 107.92
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         39           37           37           32
                                             ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (E)
-------------------------------------------
Unit value, beginning of period ..........   $ 159.96     $ 117.68     $ 107.89     $ 112.81
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 121.48     $ 159.96     $ 117.68     $ 107.89
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         69           84           87           85
                                             ========     ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                 YEARS ENDED DECEMBER 31,
                                             ------------------------------------------------------------------------
                                                 1996         1995        1994        1993          1992       1991
                                             ----------   ----------- ----------   ----------   ----------   --------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES -- (CONCLUDED)
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................

ALLIANCE INTERNATIONAL --

MOMENTUM CONTRACTS (E)
-------------------------------------------
Unit value, beginning of period ..........   $ 104.15     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 112.82     $ 104.15
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         19            0
                                             ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (E)
-------------------------------------------
Unit value, beginning of period ..........   $ 104.15     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 112.81     $ 104.15
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         54            3
                                             ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-68

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (CONTINUED)


                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
ALLIANCE INTERNATIONAL -- (Continued)
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
----------------------------------------------
Unit value, beginning of period ..............   $ 161.88     $ 118.67     $ 108.42     $ 112.96
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 123.37     $ 161.88     $ 118.67     $ 108.42
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          1            3            4            3
                                                 ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-----------------------------------------------
Unit value, beginning of period ..............   $ 156.65     $ 114.73     $ 104.70     $ 108.98
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 119.50     $ 156.65     $ 114.73     $ 104.70
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          2            1            1          788
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (E)
-----------------------------------------------
Unit value, beginning of period ..............   $ 160.04     $ 117.72     $ 107.92     $ 112.83
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 121.54     $ 160.04     $ 117.72     $ 107.92
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      1,028          926          971          968
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 126.29     $  93.00     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $  95.81     $ 126.29     $  93.00
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          1            1           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 126.30     $  93.00     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $  95.90     $ 126.30     $  93.00
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         36            3           --
                                                 ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.


                                                             YEARS ENDED DECEMBER 31,
                                               ----------------------------------------------------------
                                                   1996         1995       1994    1993    1992    1991
                                               ------------ -----------  ------- ------- ------- --------
ALLIANCE INTERNATIONAL -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 112.96
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................         21
                                                 ========
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (E)
-----------------------------------------------
Unit value, beginning of period ..............   $ 104.15     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 112.83     $ 104.15
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................        763          141
                                                 ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-69

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
ALLIANCE INTERNATIONAL -- (CONCLUDED)
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------------
Unit value, beginning of period ..............   $ 131.34     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 100.03     $ 131.34
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................          4            4
                                                 ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............   $ 126.71     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $  96.46     $ 126.71
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................         33            1
                                                 ========     ========
ALLIANCE MONEY MARKET --
OLD CONTRACTS
-----------------------------------------------
Unit value, beginning of period ..............   $  38.35     $  36.76    $  35.12    $  33.52
                                                 ========     ========    ========    ========
Unit value, end of period ....................   $  40.50     $  38.35    $  36.76    $  35.12
                                                 ========     ========    ========    ========
Number of units outstanding, end of period
 (000's) .....................................         97          116         117         119
                                                 ========     ========    ========    ========
EQUI-VEST CONTRACTS (A)
-----------------------------------------------
Unit value, beginning of period ..............   $  31.63     $  30.55    $  29.41    $  28.28
                                                 ========     ========    ========    ========
Unit value, end of period ....................   $  33.15     $  31.63    $  30.55    $  29.41
                                                 ========     ========    ========    ========
Number of EQUI-VEST units outstanding,
 end of period (000's) .......................      1,458        1,516       1,261         973
                                                 ========     ========    ========    ========
Number of Momentum units outstanding,
 end of period (000's) .......................        385          469         367         308
                                                 ========     ========    ========    ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-----------------------------------------------
Unit value, beginning of period ..............   $ 125.06     $ 120.76    $ 116.21    $ 111.75
                                                 ========     ========    ========    ========
Unit value, end of period ....................   $ 131.10     $ 125.06    $ 120.76    $ 116.21
                                                 ========     ========    ========    ========
Number of units outstanding, end of period
 (000's) .....................................        231          331         322         325
                                                 ========     ========    ========    ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                       YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------------
                                                   1996        1995        1994        1993        1992         1991
                                               ----------- ----------- ----------- ----------- ------------ ------------
ALLIANCE INTERNATIONAL -- (CONCLUDED)
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................

ALLIANCE MONEY MARKET --

OLD CONTRACTS
-----------------------------------------------
Unit value, beginning of period ..............  $  32.00    $  30.44    $  29.43    $  28.75     $  27.92     $  26.47
                                                ========    ========    ========    ========     ========     ========
Unit value, end of period ....................  $  33.52    $  32.00    $  30.44    $  29.43     $  28.75     $  27.92
                                                ========    ========    ========    ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................       129         140         147         168          204          246
                                                ========    ========    ========    ========     ========     ========
EQUI-VEST CONTRACTS (A)
-----------------------------------------------
Unit value, beginning of period ..............  $  27.22    $  26.08    $  25.41    $  25.01     $  24.48     $  23.38
                                                ========    ========    ========    ========     ========     ========
Unit value, end of period ....................  $  28.28    $  27.22    $  26.08    $  25.41     $  25.01     $  24.48
                                                ========    ========    ========    ========     ========     ========
Number of EQUI-VEST units outstanding,
 end of period (000's) .......................     1,013       1,021       1,000       1,065        1,201        1,325
                                                ========    ========    ========    ========     ========     ========
Number of Momentum units outstanding,
 end of period (000's) .......................       240         188         166          56           --           --
                                                ========    ========    ========    ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-----------------------------------------------
Unit value, beginning of period ..............  $ 107.55    $ 103.10    $ 100.47    $ 100.00
                                                ========    ========    ========    ========
Unit value, end of period ....................  $ 111.75    $ 107.55    $ 103.10    $ 100.47
                                                ========    ========    ========    ========
Number of units outstanding, end of period
 (000's) .....................................       307         299         474          62
                                                ========    ========    ========    ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-70

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
ALLIANCE MONEY MARKET -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
----------------------------------------------
Unit value, beginning of period ..............   $ 119.50     $ 114.98     $ 110.26     $ 105.65
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 125.71     $ 119.50     $ 114.98     $ 110.26
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          2            2           10           13
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 300 AND 400
CONTRACTS 135 B.P. (C)
-----------------------------------------------
Unit value, beginning of period ..............   $ 124.47     $ 120.19     $ 115.66     $ 111.21
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 130.47     $ 124.47     $ 120.19     $ 115.66
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        297          360          262          146
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 105.20     $ 101.68     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 110.16     $ 105.20     $ 101.68
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         --           --           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 105.21     $ 101.68     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 110.19     $ 105.21     $ 101.68
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         57           17           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $ 105.79     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 111.13     $ 105.79
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................          3            1
                                                 ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                       YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------------
                                                   1996        1995        1994        1993        1992         1991
                                               ----------- ----------- ----------- ----------- ------------ ------------
ALLIANCE MONEY MARKET -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 105.65
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................         13
                                                 ========
EQUI-VEST SERIES 300 AND 400
CONTRACTS 135 B.P. (C)
-----------------------------------------------
Unit value, beginning of period ..............   $ 107.04     $ 102.61     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 111.21     $ 107.04     $ 102.61
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        165           81           63
                                                 ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-71

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                           ---------------------------------------------------
                                               2000         1999         1998         1997
                                           ------------ ------------ ------------ ------------
ALLIANCE MONEY MARKET--(CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
------------------------------------------
Unit value, beginning of period ..........   $ 101.49     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 106.56     $ 101.49
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................        139           43
                                             ========     ========
ALLIANCE QUALITY BOND --
MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 125.76     $ 130.07     $ 121.30     $ 112.65
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 138.33     $ 125.76     $ 130.07     $ 121.30
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         15           15           15           10
                                             ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 132.67     $ 137.23     $ 127.99     $ 118.87
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 145.91     $ 132.67     $ 137.23     $ 127.99
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         37           41           47           37
                                             ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........   $ 122.77     $ 126.54     $ 117.60     $ 108.84
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 135.51     $ 122.77     $ 126.54     $ 117.60
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --            1            1
                                             ========     ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
-------------------------------------------
Unit value, beginning of period ..........   $ 125.76     $ 130.07     $ 121.30     $ 112.65
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 138.33     $ 125.76     $ 130.07     $ 121.30
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        566          622          557          283
                                             ========     ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                       YEARS ENDED DECEMBER 31,
                                           -------------------------------------------------------------------------
                                               1996        1995        1994        1993        1992         1991
                                           ----------- ----------- ----------- ----------- ------------ ------------
ALLIANCE MONEY MARKET--(CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
ALLIANCE QUALITY BOND --
MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 108.38    $  93.87     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 112.65    $ 108.38     $  93.87
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................          7           4            1
                                             ========    ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 114.38    $  99.07     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 118.87    $ 114.38     $  99.07
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................         28          17            3
                                             ========    ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $ 108.84
                                             ========
Number of units outstanding, end of period
 (000's) .................................          1
                                             ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
-------------------------------------------
Unit value, beginning of period ..........   $ 108.38    $  93.87     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 112.65    $ 108.38     $  93.87
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................        196         135           53
                                             ========    ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-72

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                        YEARS ENDED DECEMBER 31,
                                           -----------------------------------------------
                                               2000         1999         1998       1997
                                           ------------ ------------ ----------- ---------
ALLIANCE QUALITY BOND -- (CONCLUDED)
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
------------------------------------------
Unit value, beginning of period ..........   $ 100.08     $ 103.62     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 109.96     $ 100.08     $ 103.62
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.07     $ 103.62     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 110.03     $ 100.07     $ 103.62
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         27            4           --
                                             ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.33     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 110.65     $ 100.33
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          2            2
                                             ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $  99.28     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 109.43     $  99.28
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         26            4
                                             ========     ========
ALLIANCE SMALL CAP GROWTH --
MOMENTUM CONTRACTS (G)
-------------------------------------------
Unit value, beginning of period ..........   $ 149.64     $ 118.57     $ 125.55   $100.00
                                             ========     ========     ========   =======
Unit value, end of period ................   $ 168.29     $ 149.64     $ 118.57   $125.55
                                             ========     ========     ========   =======
Number of units outstanding, end of period
 (000's) .................................         50           36           27         6
                                             ========     ========     ========   =======
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                  YEARS ENDED DECEMBER 31,
                                            -------------------------------------------------------------------------
                                               1996        1995        1994        1993        1992         1991
                                            ----------- ----------- ----------- ----------- ------------ ------------
ALLIANCE QUALITY BOND -- (CONCLUDED)
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
ALLIANCE SMALL CAP GROWTH --
MOMENTUM CONTRACTS (G)
-------------------------------------------
Unit value, beginning of period ..........

Unit value, end of period ................

Number of units outstanding, end of period
 (000's) .................................

----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-73

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                     YEARS ENDED DECEMBER 31,
                                               ----------------------------------------
                                                   2000         1999          1998
                                               ------------ -----------    ------------
ALLIANCE SMALL CAP GROWTH -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
135 B.P. (G)
----------------------------------------------
Unit value, beginning of period ..............   $ 149.59     $ 118.55     $ 125.54
                                                 ========     ========     ========
Unit value, end of period ....................   $ 168.23     $ 149.59     $ 118.55
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         48           34           41
                                                 ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 151.02     $ 119.25     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 170.42     $ 151.02     $ 119.25
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         --           --           --
                                                 ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 151.42     $ 119.45     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 171.05     $ 151.42     $ 119.45
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          1            1            1
                                                 ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 149.64     $ 118.57     $ 125.55
                                                 ========     ========     ========
Unit value, end of period ....................   $ 168.29     $ 149.64     $ 118.57
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      1,895          976        1,101
                                                 ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 109.59     $  86.93     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 123.11     $ 109.59     $  86.93
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          2            1            1
                                                 ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                  YEARS ENDED DECEMBER 31,
                                                ------------------------------------------------------------------------------------
                                                   1997        1996        1995        1994        1993         1992         1991
                                                ----------- ----------- ----------- ----------- ------------ ------------  ---------
ALLIANCE SMALL CAP GROWTH -- (CONCLUDED)
MOMENTUM PLUS CONTRACTS
135 B.P. (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 125.54
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................          8
                                                 ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 125.55
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................        488
                                                 ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-74

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                           -------------------------------------------------------------------------------------
                                               2000         1999        1998      1997   1996   1995   1994   1993   1992   1991
                                           ------------ ----------- ----------   ------ ------ ------ ------ ------ ------ -----
ALLIANCE SMALL CAP GROWTH -- (CONCLUDED)
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
------------------------------------------
Unit value, beginning of period ..........   $ 109.62    $  86.94     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 123.09    $ 109.62     $  86.94
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................         98           2           --
                                             ========    ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........   $ 110.37    $ 100.00
                                             ========    ========
Unit value, end of period ................   $ 124.31    $ 110.37
                                             ========    ========
Number of units outstanding, end of period
 (000's) .................................         12           5
                                             ========    ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 130.79    $ 100.00
                                             ========    ========
Unit value, end of period ................   $ 147.23    $ 130.79
                                             ========    ========
Number of units outstanding, end of period
 (000's) .................................         63           1
                                             ========    ========
CALVERT SOCIALLY RESPONSIBLE --
MOMENTUM CONTRACTS (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 107.58    $ 100.00
                                             ========    ========
Unit value, end of period ................   $ 103.06    $ 107.58
                                             ========    ========
Number of units outstanding, end of period
 (000's) .................................         --          --
                                             ========    ========
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 107.57    $ 100.00
                                             ========    ========
Unit value, end of period ................   $ 103.04    $ 107.57
                                             ========    ========
Number of units outstanding, end of period
 (000's) .................................         --          --
                                             ========    ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-75

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------------------
                                                  2000         1999        1998      1997   1996   1995   1994   1993   1992   1991
                                                ----------   ---------   --------   ------ ------ ------ ------ ------ ------ -----
CALVERT SOCIALLY RESPONSIBLE -- (CONCLUDED)
MOMENTUM PLUS CONTRACTS
100 B.P. (J)
----------------------------------------------
Unit value, beginning of period ..............     $ 107.72     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 103.54     $ 107.72
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 107.76     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 103.69     $ 107.76
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 107.55     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 103.06     $ 107.58
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           15            4
                                                   ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 107.64     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 103.26     $ 107.64
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 107.76     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 103.69     $ 107.76
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-76

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                            -----------------------------------------------------------------------------------
                                              2000         1999        1998      1997   1996   1995   1994   1993   1992   1991
                                            ----------   ---------   --------   ------ ------ ------ ------ ------ ------ -----
CAPITAL GUARDIAN INTERNATIONAL --
MOMENTUM CONTRACTS (J)
------------------------------------------
Unit value, beginning of period ..........   $ 129.55     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 103.41     $ 129.55
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 129.55     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 103.40     $ 129.55
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 129.71     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 103.89     $ 129.71
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 129.76     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 104.07     $ 129.76
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
CAPITAL GUARDIAN RESEARCH --
MOMENTUM CONTRACTS (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 106.78     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 111.59     $ 106.78
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          1           --
                                             ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-77

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------------------
                                                  2000         1999        1998      1997   1996   1995   1994   1993   1992   1991
                                                ----------   ---------   --------   ------ ------ ------ ------ ------ ------ -----
CAPITAL GUARDIAN RESEARCH -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
----------------------------------------------
Unit value, beginning of period ..............     $ 106.78     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 111.57     $ 106.78
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................            1           --
                                                   ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 106.92     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 112.11     $ 106.92
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 106.96     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 112.26     $ 106.96
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 106.78     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 111.59     $ 106.78
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           44            8
                                                   ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 106.74     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 111.42     $ 106.74
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-78

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                          -----------------------------------------------------------------------------------
                                             2000         1999       1998      1997   1996   1995   1994   1993   1992   1991
                                          ----------   ---------   --------   ------ ------ ------ ------ ------ ------ -----
CAPITAL GUARDIAN RESEARCH -- (CONCLUDED)
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (J)
------------------------------------------
Unit value, beginning of period ..........   $ 106.84     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 111.80     $ 106.84
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          9            1
                                             ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 106.96     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 112.26     $ 106.96
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 106.94     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 112.19     $ 106.94
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          4           --
                                             ========     ========
CAPITAL GUARDIAN U.S. EQUITY --
MOMENTUM CONTRACTS (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 101.64     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 103.88     $ 101.64
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 101.64     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 103.87     $ 101.64
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-79

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------------------
                                                  2000          1999       1998      1997   1996   1995   1994   1993   1992   1991
                                                ----------    ---------   --------   ------ ------ ------ ------ ------ ------ -----
CAPITAL GUARDIAN U.S. EQUITY -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
100 B.P. (J)
----------------------------------------------
Unit value, beginning of period ..............     $ 101.77     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 104.37     $ 101.77
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 101.81     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 104.51     $ 101.81
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 101.64     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 103.88     $ 101.64
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           34           13
                                                   ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 101.60     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 103.72     $ 101.60
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 101.69     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 104.08     $ 101.69
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           11            1
                                                   ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 101.79     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 104.51     $ 101.79
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-80

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                             YEARS ENDED DECEMBER 31,
                                             -------------------------------------------------
                                                 2000         1999       1998        1997
                                             ----------   ----------  ----------  ------------
CAPITAL GUARDIAN U.S. EQUITY -- (CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
------------------------------------------
Unit value, beginning of period ..........   $ 101.79     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 104.44     $ 101.79
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          3           --
                                             ========     ========
EQ/AGGRESSIVE STOCK --
EQUI-VEST CONTRACTS (A)
-------------------------------------------
Unit value, beginning of period ..........   $ 105.59     $  89.92    $  90.75    $  82.91
                                             ========     ========    ========    ========
Unit value, end of period ................   $  90.70     $ 105.59    $  89.92    $  90.75
                                             ========     ========    ========    ========
Number of EQUI-VEST units outstanding,
 end of period (000's) ...................     18,138       20,946      25,634      28,030
                                             ========     ========    ========    ========
Number of Momentum units outstanding,
 end of period (000's) ...................      1,025        1,207       1,401       1,437
                                             ========     ========    ========    ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-------------------------------------------
Unit value, beginning of period ..........   $ 199.45     $ 170.12    $ 171.96    $ 157.31
                                             ========     ========    ========    ========
Unit value, end of period ................   $ 170.92     $ 199.45    $ 170.12    $ 171.96
                                             ========     ========    ========    ========
Number of units outstanding, end of period
 (000's) .................................        671          878       1,098       1,220
                                             ========     ========    ========    ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........   $ 160.87     $ 136.73    $ 137.72    $ 125.54
                                             ========     ========    ========    ========
Unit value, end of period ................   $ 138.35     $ 160.87    $ 136.73    $ 137.72
                                             ========     ========    ========    ========
Number of units outstanding, end of period
 (000's) .................................          3           10          37          35
                                             ========     ========    ========    ========
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-------------------------------------------
Unit value, beginning of period ..........   $ 139.76     $ 118.68    $ 119.41    $ 108.74
                                             ========     ========    ========    ========
Unit value, end of period ................   $ 120.32     $ 139.76    $ 118.68    $ 119.41
                                             ========     ========    ========    ========
Number of units outstanding, end of period
 (000's) .................................          8            8           8           7
                                             ========     ========    ========    ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                   YEARS ENDED DECEMBER 31,
                                           ------------------------------------------------------------------------
                                               1996        1995        1994        1993        1992        1991
                                           ----------- ----------- ----------- ----------- ----------- ------------
CAPITAL GUARDIAN U.S. EQUITY -- (CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQ/AGGRESSIVE STOCK --
EQUI-VEST CONTRACTS (A)
-------------------------------------------
Unit value, beginning of period ..........  $  68.73    $  52.88    $  55.68    $  48.30    $  50.51    $   27.36
                                            ========    ========    ========    ========    ========    =========
Unit value, end of period ................  $  82.91    $  68.73    $  52.88    $  55.68    $  48.30    $   50.51
                                            ========    ========    ========    ========    ========    =========
Number of EQUI-VEST units outstanding,
 end of period (000's) ...................    27,945      25,821      24,787      21,496      17,986       12,962
                                            ========    ========    ========    ========    ========    =========
Number of Momentum units outstanding,
 end of period (000's) ...................     1,281         969         620         258          --           --
                                            ========    ========    ========    ========    ========    =========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-------------------------------------------
Unit value, beginning of period ..........  $ 130.50    $ 100.49    $ 105.90    $ 100.00
                                            ========    ========    ========    ========
Unit value, end of period ................  $ 157.31    $ 130.50    $ 100.49    $ 105.90
                                            ========    ========    ========    ========
Number of units outstanding, end of period
 (000's) .................................     1,070         718         350          12
                                            ========    ========    ========    ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........  $ 100.00
                                            ========
Unit value, end of period ................  $ 125.54
                                            ========
Number of units outstanding, end of period
 (000's) .................................       109
                                            ========
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-81

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
EQ/AGGRESSIVE STOCK -- (CONCLUDED)
EQUI-VEST SERIES 300 AND 400
CONTRACTS 135 B.P. (C)
----------------------------------------------
Unit value, beginning of period ..............   $ 189.44     $ 161.59     $ 163.33     $ 149.41
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 162.34     $ 189.44     $ 161.59     $ 163.33
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      2,607        2,980        3,342        3,226
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 105.69     $  90.25     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $  90.49     $ 105.69     $  90.25
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          4            4            1
                                                 ========     ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 105.70     $  90.25     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $  90.50     $ 105.70     $  90.25
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         71           17           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $ 106.50     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $  91.46     $ 106.50
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................        126          127
                                                 ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............   $ 112.33     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $  96.42     $ 112.33
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................         28            3
                                                 ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                       YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------------
                                                    1996         1995          1994        1993        1992        1991
                                                -----------   -----------   ----------  ----------- ----------- ---------
EQ/AGGRESSIVE STOCK -- (CONCLUDED)
EQUI-VEST SERIES 300 AND 400
CONTRACTS 135 B.P. (C)
-----------------------------------------------
Unit value, beginning of period ..............   $ 123.95    $  95.45     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $ 149.41    $ 123.95     $  95.45
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................      2,468       1,310          664
                                                 ========    ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-82

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                             YEARS ENDED DECEMBER 31,
                                                 --------------------------------------------------------------------------------
                                                     2000         1999      1998   1997   1996   1995   1994   1993   1992   1991
                                                 ------------ ------------ ------ ------ ------ ------ ------ ------ ------ -----
EQ/ALLIANCE PREMIER GROWTH --
MOMENTUM CONTRACTS (J)
----------------------------------------------
Unit value, beginning of period ..............     $ 116.36     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $  93.70     $ 116.36
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           41           13
                                                   ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 116.36     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $  93.68     $ 116.36
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           23            6
                                                   ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 116.51     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $  94.14     $ 116.51
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 116.55     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $  94.27     $ 116.55
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................            1           --
                                                   ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 116.36     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $  93.70     $ 116.36
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................        2,596          887
                                                   ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-83

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                       YEARS ENDED DECEMBER 31,
                                           --------------------------------------------------------------------------------
                                               2000         1999      1998   1997   1996   1995   1994   1993   1992   1991
                                           ------------ ------------ ------ ------ ------ ------ ------ ------ ------ -----
EQ/ALLIANCE PREMIER GROWTH -- (CONCLUDED)
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
------------------------------------------
Unit value, beginning of period ..........   $ 116.32     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  93.56     $ 116.32
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          1           --
                                             ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 116.42     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  93.88     $ 116.42
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................        350           36
                                             ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 116.55     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  94.27     $ 116.55
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          6            1
                                             ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 116.53     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  94.20     $ 116.53
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................        242           21
                                             ========     ========
EQ/ALLIANCE TECHNOLOGY --
MOMENTUM CONTRACTS (N)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $  66.10
                                             ========
Number of units outstanding, end of period
 (000's) .................................         17
                                             ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-84

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                          YEARS ENDED DECEMBER 31,
                                                 --------------------------------------------------------------------------
                                                     2000      1999   1998   1997   1996   1995   1994   1993   1992   1991
                                                 ------------ ------ ------ ------ ------ ------ ------ ------ -----  -----
EQ/ALLIANCE TECHNOLOGY -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
135 B.P. (N)
----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  66.10
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           10
                                                   ========
MOMENTUM PLUS CONTRACTS
100 B.P. (N)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  66.26
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           --
                                                   ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (N)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  66.10
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................        1,313
                                                   ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (N)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  66.05
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................            1
                                                   ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (N)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  66.17
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................          128
                                                   ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-85

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                          YEARS ENDED DECEMBER 31,
                                              ------------------------------------------------------------------------
                                                2000      1999   1998   1997   1996   1995   1994   1993   1992   1991
                                              --------   ------ ------ ------ ------ ------ ------ ------ -----  -----
EQ/ALLIANCE TECHNOLOGY -- (CONCLUDED)
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (N)
------------------------------------------
Unit value, beginning of period ..........     $ 100.00
                                               ========
Unit value, end of period ................     $  66.31
                                               ========
Number of units outstanding, end of period
 (000's) .................................            5
                                               ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (N)
-------------------------------------------
Unit value, beginning of period ..........     $ 100.00
                                               ========
Unit value, end of period ................     $  66.29
                                               ========
Number of units outstanding, end of period
 (000's) .................................           92
                                               ========
EQ/AXP NEW DIMENSIONS --
MOMENTUM CONTRACTS (O)
-------------------------------------------
Unit value, beginning of period ..........     $ 100.00
                                               ========
Unit value, end of period ................     $  82.87
                                               ========
Number of units outstanding, end of period
 (000's) .................................           --
                                               ========
MOMENTUM PLUS CONTRACTS
135 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........     $ 100.00
                                               ========
Unit value, end of period ................     $  82.87
                                               ========
Number of units outstanding, end of period
 (000's) .................................           --
                                               ========
MOMENTUM PLUS CONTRACTS
100 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........     $ 100.00
                                               ========
Unit value, end of period ................     $  82.96
                                               ========
Number of units outstanding, end of period
 (000's) .................................           --
                                               ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-86

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                      YEARS ENDED DECEMBER 31,
                                                 --------------------------------------------------------------------------
                                                     2000      1999   1998   1997   1996   1995   1994   1993   1992   1991
                                                 ------------ ------ ------ ------ ------ ------ ------ ------ -----  -----
EQ/AXP NEW DIMENSIONS -- (CONCLUDED)
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (O)
----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  82.87
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           41
                                                   ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  82.84
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           --
                                                   ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS
120 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  82.91
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................            2
                                                   ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  82.99
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           --
                                                   ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  82.97
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................            2
                                                   ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-87

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                       YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------------------
                                                 2000      1999   1998   1997   1996   1995   1994   1993   1992   1991
                                             ------------ ------ ------ ------ ------ ------ ------ ------ -----  -----
EQ/AXP STRATEGY AGGRESSIVE --
MOMENTUM CONTRACTS (O)
------------------------------------------
Unit value, beginning of period ..........     $ 100.00
                                               ========
Unit value, end of period ................     $  62.12
                                               ========
Number of units outstanding, end of period
 (000's) .................................           --
                                               ========
MOMENTUM PLUS CONTRACTS
135 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........     $ 100.00
                                               ========
Unit value, end of period ................     $  62.12
                                               ========
Number of units outstanding, end of period
 (000's) .................................           --
                                               ========
MOMENTUM PLUS CONTRACTS
100 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........     $ 100.00
                                               ========
Unit value, end of period ................     $  62.19
                                               ========
Number of units outstanding, end of period
 (000's) .................................           --
                                               ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........     $ 100.00
                                               ========
Unit value, end of period ................     $  62.12
                                               ========
Number of units outstanding, end of period
 (000's) .................................           54
                                               ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........     $ 100.00
                                               ========
Unit value, end of period ................     $  62.10
                                               ========
Number of units outstanding, end of period
 (000's) .................................           --
                                               ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-88

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                              ------------------------------------------------
                                                  2000       1999       1998         1997
                                              ------------ --------  ------------ ------------
EQ/AXP STRATEGY AGGRESSIVE -- (CONCLUDED)
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (O)
------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $  62.15
                                             ========
Number of units outstanding, end of period
 (000's) .................................          2
                                             ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $  62.21
                                             ========
Number of units outstanding, end of period
 (000's) .................................         --
                                             ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $  62.20
                                             ========
Number of units outstanding, end of period
 (000's) .................................          5
                                             ========

EQ/BALANCED --

EQUI-VEST CONTRACTS (A)
-------------------------------------------
Unit value, beginning of period ..........   $  52.39    $  45.07    $  38.66    $  34.06
                                             ========    ========    ========    ========
Unit value, end of period ................   $  51.10    $  52.39    $  45.07    $  38.66
                                             ========    ========    ========    ========
Number of EQUI-VEST units outstanding,
 end of period (000's) ...................     20,413      22,434      24,361      26,036
                                             ========    ========    ========    ========
Number of Momentum units outstanding,
 end of period (000's) ...................        723         865         986       1,052
                                             ========    ========    ========    ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-------------------------------------------
Unit value, beginning of period ..........   $ 184.34    $ 158.63    $ 136.14    $ 120.01
                                             ========    ========    ========    ========
Unit value, end of period ................   $ 179.45    $ 184.34    $ 158.63    $ 136.14
                                             ========    ========    ========    ========
Number of units outstanding, end of period
 (000's) .................................        244         321         375         439
                                             ========    ========    ========    ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                  YEARS ENDED DECEMBER 31,
                                           -----------------------------------------------------------------------
                                               1996        1995        1994        1993        1992        1991
                                           ----------- ----------- ----------- ----------- ----------- -----------
EQ/AXP STRATEGY AGGRESSIVE -- (CONCLUDED)
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................

EQ/BALANCED --
EQUI-VEST CONTRACTS (A)
-------------------------------------------
Unit value, beginning of period ..........  $  30.92    $  26.18    $  28.85    $  26.04    $  27.17    $  19.40
                                            ========    ========    ========    ========    ========    ========
Unit value, end of period ................  $  34.06    $  30.92    $  26.18    $  28.85    $  26.04    $  27.17
                                            ========    ========    ========    ========    ========    ========
Number of EQUI-VEST units outstanding,
 end of period (000's) ...................    28,319      30,212      32,664      31,259      25,975      21,100
                                            ========    ========    ========    ========    ========    ========
Number of Momentum units outstanding,
 end of period (000's) ...................     1,057         957         776         348
                                            ========    ========    ========    ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-------------------------------------------
Unit value, beginning of period ..........  $ 108.95    $  92.22    $ 101.63    $ 100.00
                                            ========    ========    ========    ========
Unit value, end of period ................  $ 120.01    $ 108.95    $  92.22    $ 101.63
                                            ========    ========    ========    ========
Number of units outstanding, end of period
 (000's) .................................       417         336         188           9
                                            ========    ========    ========    ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-89

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
EQ/BALANCED -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
----------------------------------------------
Unit value, beginning of period ..............   $ 177.22     $ 151.97     $ 129.97     $ 114.16
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 173.14     $ 177.22     $ 151.97     $ 129.97
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         --            1           11           10
                                                 ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-----------------------------------------------
Unit value, beginning of period ..............   $ 167.63     $ 143.60     $ 122.68     $ 100.00
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 163.93     $ 167.63     $ 143.60     $ 122.68
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          2            1            1            1
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 300 THROUGH 400
CONTRACTS 135 B.P. (C)
-----------------------------------------------
Unit value, beginning of period ..............   $ 183.18     $ 157.63     $ 135.29     $ 119.26
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 178.32     $ 183.18     $ 157.63     $ 135.29
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        846          854          752          655
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 118.86     $ 102.39     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 115.59     $ 118.86     $ 102.39
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          2            2           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 118.86     $ 102.39     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 115.59     $ 118.86     $ 102.39
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        101           11           --
                                                 ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                        YEARS ENDED DECEMBER 31,
                                                 -------------------------------------------------------------------------
                                                     1996         1995          1994        1993        1992        1991
                                                 -----------   -----------   ----------  ----------- ----------- ---------
EQ/BALANCED -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 114.16
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................         48
                                                 ========
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 300 THROUGH 400
CONTRACTS 135 B.P. (C)
-----------------------------------------------
Unit value, beginning of period ..............   $ 108.26    $  91.64     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $ 119.26    $ 108.26     $  91.64
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................        548         386          289
                                                 ========    ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................

EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-90

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                        YEARS ENDED DECEMBER 31,
                                           ---------------------------------------------------
                                               2000         1999         1998         1997
                                           ------------ ------------ ------------ ------------
EQ/BALANCED -- (CONCLUDED)
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
------------------------------------------
Unit value, beginning of period ..........   $ 121.00     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 118.02     $ 121.00
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         66           65
                                             ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 108.71     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 105.98     $ 108.71
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         34            2
                                             ========     ========
EQ EQUITY 500 INDEX --
MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 322.15     $ 271.24     $ 214.66     $ 164.12
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 287.40     $ 322.15     $ 271.24     $ 214.66
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        163          172          135           94
                                             ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 321.97     $ 271.11     $ 214.58     $ 164.08
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 287.20     $ 321.97     $ 271.11     $ 214.58
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        253          304          283          231
                                             ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........   $ 257.24     $ 215.84     $ 170.23     $ 139.70
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 230.27     $ 257.24     $ 215.84     $ 170.23
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................          2            5           11            5
                                             ========     ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.


                                                                     YEARS ENDED DECEMBER 31,
                                              -------------------------------------------------------------------------
                                                  1996         1995          1994        1993        1992        1991
                                              -----------   -----------   ----------  ----------- ----------- ---------
EQ/BALANCED -- (CONCLUDED)
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................

EQ EQUITY 500 INDEX --
MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 135.94     $ 100.95     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 164.12     $ 135.94     $ 100.95
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         51           12            1
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 135.92     $ 100.94     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 164.08     $ 135.92     $ 100.94
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        128           44            3
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $ 139.70
                                             ========
Number of units outstanding, end of period
 (000's) .................................          4
                                             ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-91

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
EQ EQUITY 500 INDEX -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
----------------------------------------------
Unit value, beginning of period ..............   $ 227.20     $ 190.44     $ 150.05     $ 114.21
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 203.59     $ 227.20     $ 190.44     $ 150.05
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          5            5            4            3
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (D)
-----------------------------------------------
Unit value, beginning of period ..............   $ 322.15     $ 271.24     $ 214.66     $ 164.12
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 287.40     $ 322.15     $ 271.24     $ 214.66
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      4,346        4,579        3,805        2,686
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 123.01     $ 103.68     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 109.62     $ 123.01     $ 103.68
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         10            9            2
                                                 ========     ========     ========
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 123.02     $ 103.69     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 109.63     $ 123.02     $ 103.69
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        258           50           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $ 125.64     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 112.30     $ 125.64
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................         55           53
                                                 ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                        YEARS ENDED DECEMBER 31,
                                                 -------------------------------------------------------------------------
                                                    1996         1995          1994        1993        1992        1991
                                                 -----------   -----------   ----------  ----------- ----------- ---------
EQ EQUITY 500 INDEX -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (D)
-----------------------------------------------
Unit value, beginning of period ..............   $ 135.94     $ 100.95     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 164.12     $ 135.94     $ 100.95
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      1,486          592           47
                                                 ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-92

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                       YEARS ENDED DECEMBER 31,
                                           --------------------------------------------------------------------------------
                                                2000         1999      1998   1997   1996   1995   1994   1993   1992   1991
                                           ------------ ------------ ------ ------ ------ ------ ------ ------ ------ -----
EQ EQUITY 500 INDEX -- (CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
------------------------------------------
Unit value, beginning of period ..........   $ 106.17     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  94.85     $ 106.17
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         78            9
                                             ========     ========
EQ/EVERGREEN FOUNDATION --
MOMENTUM CONTRACTS (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 105.16     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  98.76     $ 105.16
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 105.15     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  98.74     $ 105.15
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 105.29     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  99.22     $ 105.29
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 105.33     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  99.36     $ 105.33
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-93

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                             YEARS ENDED DECEMBER 31,
                                                 --------------------------------------------------------------------------------
                                                     2000         1999      1998   1997   1996   1995   1994   1993   1992   1991
                                                 ------------ ------------ ------ ------ ------ ------ ------ ------ ------ -----
EQ/EVERGREEN FOUNDATION -- (CONCLUDED)
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------------
Unit value, beginning of period ..............     $ 105.16     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $  98.76     $ 105.16
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           16            1
                                                   ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 105.11     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $  92.70     $ 105.11
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 105.21     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $  98.95     $ 105.21
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................            2           --
                                                   ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 105.33     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $  99.36     $ 105.33
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............     $ 105.31     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $  99.29     $ 105.31
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................            3           --
                                                   ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-94

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                           YEARS ENDED DECEMBER 31,
                                           --------------------------------------------------------------------------------
                                              2000         1999      1998   1997   1996   1995   1994   1993   1992   1991
                                           -----------  ------------ ------ ------ ------ ------ ------ ------ ------ -----
EQ/EVERGREEN --
MOMENTUM CONTRACTS (J)
------------------------------------------
Unit value, beginning of period ..........   $ 106.57     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  92.84     $ 106.57
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 106.57     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  92.82     $ 106.57
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 106.71     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  93.27     $ 106.71
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 106.75     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  93.40     $ 106.75
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 106.57     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  92.84     $ 106.57
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         18            5
                                             ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-95

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                             YEARS ENDED DECEMBER 31,
                                           --------------------------------------------------------------------------------
                                              2000         1999       1998   1997   1996   1995   1994   1993   1992   1991
                                           ------------ ------------ ------ ------ ------ ------ ------ ------ ------ -----
EQ/EVERGREEN -- (CONCLUDED)
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
------------------------------------------
Unit value, beginning of period ..........   $ 106.53     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  93.33     $ 106.53
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 106.63     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  93.02     $ 106.63
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          3           --
                                             ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 106.75     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  93.40     $ 106.75
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 106.73     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  93.34     $ 106.73
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          1           --
                                             ========     ========
EQ/JANUS LARGE CAP GROWTH --
MOMENTUM CONTRACTS (O)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $  83.95
                                             ========
Number of units outstanding, end of period
 (000's) .................................         --
                                             ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-96

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                             YEARS ENDED DECEMBER 31,
                                                 --------------------------------------------------------------------------------
                                                      2000        1999     1998   1997    1996   1995   1994   1993   1992   1991
                                                 ------------   -------  ------ ------  ------ ------ ------ ------ ------ ------
EQ/JANUS LARGE CAP GROWTH -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
135 B.P. (O)
----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  83.94
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           --
                                                   ========
MOMENTUM PLUS CONTRACTS
100 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  84.04
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           --
                                                   ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  83.95
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................          165
                                                   ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  83.92
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           --
                                                   ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  83.99
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           12
                                                   ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-97

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------------------------
                                                2000          1999      1998   1997    1996   1995   1994   1993   1992   1991
                                             ----------   ------------ ------ ------ ------ ------ ------ ------ ------ -----
EQ/JANUS LARGE CAP GROWTH -- (CONCLUDED)
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (O)
------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $  84.07
                                             ========
Number of units outstanding, end of period
 (000's) .................................         --
                                             ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $  84.05
                                             ========
Number of units outstanding, end of period
 (000's) .................................         12
                                             ========
EQ/PUTNAM BALANCED --
MOMENTUM CONTRACTS (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 123.53     $ 125.16     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 132.80     $ 123.53     $ 125.16
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................          3            2           --
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.34     $ 101.67     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 107.86     $ 100.34     $ 101.67
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................          8            5            1
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.86     $ 101.84     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 108.80     $ 100.86     $ 101.84
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========


----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.


                                     FSA-98

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------
                                                   2000         1999        1998
                                               ------------ ----------- ------------
EQ/PUTNAM BALANCED -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
----------------------------------------------
Unit value, beginning of period ..............   $ 101.01     $ 101.89     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 109.08     $ 101.01     $ 101.89
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         --           --           --
                                                 ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 123.53     $ 125.16     $ 113.46
                                                 ========     ========     ========
Unit value, end of period ....................   $ 132.80     $ 123.53     $ 125.16
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        279          345          275
                                                 ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $  99.62     $ 101.05     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 106.98     $  99.62     $ 101.05
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          1            1           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $  99.99     $ 101.17     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 107.65     $  99.99     $ 101.17
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         10            3           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $  99.46     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 107.40     $  99.46
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................          1            1
                                                 ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                             YEARS ENDED DECEMBER 31,
                                               -----------------------------------------------------
                                                   1997      1996   1995   1994   1993   1992   1991
                                               ------------ ------ ------ ------ ------ ------ -----
EQ/PUTNAM BALANCED -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 113.46
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................        109
                                                 ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-99

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                           -----------------------------------------------------------------------------------
                                               2000        1999         1998     1997 1996    1995   1994   1993   1992   1991
0                                          ---------- -----------   ---------- ------ ------ ------ ------ ------ ------ -----
EQ/PUTNAM BALANCED--(CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
------------------------------------------
Unit value, beginning of period ..........  $  95.64     $ 100.00
                                            ========     ========
Unit value, end of period ................  $ 103.22     $  95.64
                                            ========     ========
Number of units outstanding, end of period
 (000's) .................................         5           --
                                            ========     ========
EQ/PUTNAM GROWTH & INCOME VALUE --
MOMENTUM CONTRACTS (H)
-------------------------------------------
Unit value, beginning of period ..........  $ 124.76     $ 128.20     $ 100.00
                                            ========     ========     ========
Unit value, end of period ................  $ 131.45     $ 124.76     $ 128.20
                                            ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         3            2            1
                                            ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........  $  98.87     $ 101.60     $ 100.00
                                            ========     ========     ========
Unit value, end of period ................  $ 104.15     $  98.87     $ 101.60
                                            ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        16           11            2
                                            ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........  $  99.38     $ 101.77     $ 100.00
                                            ========     ========     ========
Unit value, end of period ................  $ 105.07     $  99.38     $ 101.77
                                            ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        --           --           --
                                            ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........  $  99.53     $ 101.82     $ 100.00
                                            ========     ========     ========
Unit value, end of period ................  $ 105.33     $  99.53     $ 101.82
                                            ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        --           --           --
                                            ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-100

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------
                                                   2000         1999        1998
                                               ------------ ----------- ------------
EQ/PUTNAM GROWTH & INCOME VALUE -- (CONCLUDED)
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------------
Unit value, beginning of period ..............   $ 124.76     $ 128.20     $ 115.17
                                                 ========     ========     ========
Unit value, end of period ....................   $ 131.45     $ 124.76     $ 128.20
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        521          648          581
                                                 ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $  97.68     $ 100.48     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 102.80     $  97.68     $ 100.48
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          1            1           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $  98.04     $ 100.60     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 103.43     $  98.04     $ 100.60
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         17            3           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $  98.44     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 104.17     $  98.44
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................          2            2
                                                 ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............   $  92.44     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $  97.78     $  92.44
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................          6           --
                                                 ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                             YEARS ENDED DECEMBER 31,
                                               -----------------------------------------------------
                                                   1997      1996   1995   1994   1993   1992   1991
                                               ------------ ------ ------ ------ ------ ------ -----
EQ/PUTNAM GROWTH & INCOME VALUE -- (CONCLUDED)
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 115.17
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................        250
                                                 ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-101

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                           -------------------------------------------------------------------------------------
                                               2000        1999         1998      1997   1996   1995   1994   1993   1992   1991
                                           ----------- ------------ ------------ ------ ------ ------ ------ ------ ------ -----
EQ/PUTNAM INTERNATIONAL EQUITY --
MOMENTUM CONTRACTS (J)
------------------------------------------
Unit value, beginning of period ..........   $ 137.09     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 118.60     $ 137.09
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          7            1
                                             ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 137.09     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 118.59     $ 137.09
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          3           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 137.27     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 119.16     $ 137.27
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 137.32     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 119.32     $ 137.32
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
EQ/PUTNAM INVESTORS GROWTH --
MOMENTUM CONTRACTS (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 122.57     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  99.44     $ 122.57
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          2            1
                                             ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-102

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                           YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------------------------
                                                2000        1999        1998   1997    1996   1995   1994   1993   1992   1991
                                             ----------- ------------ --------- ------ ------ ------ ------ ------ ------ -----
EQ/PUTNAM INVESTORS GROWTH -- (CONCLUDED)
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
------------------------------------------
Unit value, beginning of period ..........   $ 122.56     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  99.43     $ 122.56
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          2           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 122.72     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  99.91     $ 122.72
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 122.77     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 100.04     $ 122.77
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
FI MID CAP --
MOMENTUM CONTRACTS (O)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $  99.98
                                             ========
Number of units outstanding, end of period
 (000's) .................................          1
                                             ========
MOMENTUM PLUS CONTRACTS
135 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $  99.98
                                             ========
Number of units outstanding, end of period
 (000's) .................................         --
                                             ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-103

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                             YEARS ENDED DECEMBER 31,
                                                  ----------------------------------------------------------------------------------
                                                     2000        1999        1998     1997   1996   1995   1994   1993   1992   1991
                                                  ----------- ------------ --------- ------ ------ ------ ------ ------ ------ -----
FI MID CAP -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
100 B.P. (O)
----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $ 100.09
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           --
                                                   ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  99.98
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           86
                                                   ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  99.95
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           --
                                                   ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $ 100.02
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................            9
                                                   ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $ 100.13
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           --
                                                   ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-104

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                           -------------------------------------------------------------------------------------
                                               2000        1999         1998      1997   1996   1995   1994   1993   1992   1991
                                           ----------- ------------ ------------ ------ ------ ------ ------ ------ ------ -----
FI MID CAP--(CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (O)
------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $ 100.11
                                             ========
Number of units outstanding, end of period
 (000's) .................................          7
                                             ========
FI SMALL/MID CAP VALUE --
MOMENTUM CONTRACTS (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 105.28     $ 104.82     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 109.21     $ 105.28     $ 104.82
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................          5            3           --
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $  83.43     $  83.08     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $  86.54     $  83.43     $  83.08
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         11            7            2
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $  83.87     $  83.22     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $  87.29     $  83.87     $  83.22
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $  83.99     $  83.26     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $  87.52     $  83.99     $  83.26
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========

----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                     FSA-105

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------
                                                   2000         1999        1998
                                               ------------ ----------- ------------
FI SMALL/MID CAP VALUE -- (CONCLUDED)
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------------
Unit value, beginning of period ..............   $ 105.28     $ 104.82     $ 118.06
                                                 ========     ========     ========
Unit value, end of period ....................   $ 109.21     $ 105.28     $ 104.82
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        628          721          859
                                                 ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $  83.05     $  82.78     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $  86.06     $  83.05     $  82.78
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          1            1           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $  83.36     $  82.88     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $  86.60     $  83.36     $  82.88
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         14            1           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $ 103.94     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 108.31     $ 103.94
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................          3            3
                                                 ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............   $ 106.09     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 110.49     $ 106.09
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................         13            1
                                                 ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                             YEARS ENDED DECEMBER 31,
                                               -----------------------------------------------------
                                                   1997      1996   1995   1994   1993   1992   1991
                                               ------------ ------ ------ ------ ------ ------ -----
FI SMALL/MID CAP VALUE -- (CONCLUDED)
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 118.06
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................        577
                                                 ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-106

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                           -------------------------------------------------------------------------------------
                                               2000        1999         1998      1997   1996   1995   1994   1993   1992   1991
                                           ----------- ------------ ------------ ------ ------ ------ ------ ------ ------ -----
LAZARD LARGE CAP VALUE --
MOMENTUM CONTRACTS (J)
------------------------------------------
Unit value, beginning of period ..........  $  95.93
                                            ========
Unit value, end of period ................  $  92.80
                                            ========
Number of units outstanding, end of period
 (000's) .................................        --
                                            ========
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........  $  95.93
                                            ========
Unit value, end of period ................  $  92.79
                                            ========
Number of units outstanding, end of period
 (000's) .................................        --
                                            ========
LAZARD SMALL CAP VALUE --
MOMENTUM CONTRACTS (J)
-------------------------------------------
Unit value, beginning of period ..........  $  97.34     $ 100.00
                                            ========     ========
Unit value, end of period ................  $ 113.83     $  97.34
                                            ========     ========
Number of units outstanding, end of period
 (000's) .................................         1
                                            ========
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........  $  97.34     $ 100.00
                                            ========     ========
Unit value, end of period ................  $ 113.81     $  97.34
                                            ========     ========
Number of units outstanding, end of period
 (000's) .................................        --           --
                                            ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........  $  97.47     $ 100.00
                                            ========     ========
Unit value, end of period ................  $ 114.36     $  97.47
                                            ========     ========
Number of units outstanding, end of period
 (000's) .................................        --           --
                                            ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-107

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                           -------------------------------------------------------------------------------------
                                               2000        1999         1998      1997   1996   1995   1994   1993   1992   1991
                                           ----------- ------------ ------------ ------ ------ ------ ------ ------ ------ -----
LAZARD SMALL CAP VALUE -- (CONCLUDED)
MOMENTUM PLUS CONTRACTS
90 B.P. (J)
------------------------------------------
Unit value, beginning of period ..........  $  97.50     $ 100.00
                                            ========     ========
Unit value, end of period ................  $ 114.52     $  97.50
                                            ========     ========
Number of units outstanding, end of period
 (000's) .................................        --           --
                                            ========     ========
MERCURY BASIC VALUE EQUITY --
MOMENTUM CONTRACTS (H)
-------------------------------------------
Unit value, beginning of period ..........  $ 149.82     $ 127.67     $ 100.00
                                            ========     ========     ========
Unit value, end of period ................  $ 165.28     $ 149.82     $ 127.67
                                            ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         9            6            3
                                            ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........  $ 115.67     $  98.58     $ 100.00
                                            ========     ========     ========
Unit value, end of period ................  $ 127.60     $ 115.67     $  98.58
                                            ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        18           14            2
                                            ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........  $ 116.28     $  98.75     $ 100.00
                                            ========     ========     ========
Unit value, end of period ................  $ 128.72     $ 116.28     $  98.75
                                            ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        --           --           --
                                            ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........  $ 116.45     $  98.80     $ 100.00
                                            ========     ========     ========
Unit value, end of period ................  $ 129.04     $ 116.45     $  98.80
                                            ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        --           --           --
                                            ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-108

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------
                                                   2000         1999        1998
                                               ------------ ----------- ------------
MERCURY BASIC VALUE EQUITY -- (CONCLUDED)
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------------
Unit value, beginning of period ..............   $ 149.82     $ 127.67     $ 115.97
                                                 ========     ========     ========
Unit value, end of period ....................   $ 165.27     $ 149.82     $ 127.67
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        634          617          444
                                                 ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 114.64     $  97.80     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 126.32     $ 114.64     $  97.80
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          1            1           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 115.06     $  97.91     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 127.11     $ 115.06     $  97.91
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         41            7           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............   $ 113.77     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 126.07     $ 113.77
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................          2            1
                                                 ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............   $  97.22     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 107.68     $  97.22
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................         31            5
                                                 ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                             YEARS ENDED DECEMBER 31,
                                               -----------------------------------------------------
                                                   1997      1996   1995   1994   1993   1992   1991
                                               ------------ ------ ------ ------ ------ ------ -----
MERCURY BASIC VALUE EQUITY -- (CONCLUDED)
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 115.97
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................        145
                                                 ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-109

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                      YEARS ENDED DECEMBER 31,
                                             -------------------------------------
                                                2000         1999        1998
                                             ------------ ----------- ------------
MERCURY WORLD STRATEGY --
MOMENTUM CONTRACTS (H)
------------------------------------------
Unit value, beginning of period ..........   $ 130.94     $ 109.37     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 114.39     $ 130.94     $ 109.37
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................          1            1           --
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 115.26     $  96.28     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 100.69     $ 115.26     $  96.28
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................          2            2            1
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 115.86     $  96.44     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 101.57     $ 115.86     $  96.44
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 116.04     $  96.49     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 101.82     $ 116.04     $  96.49
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-------------------------------------------
Unit value, beginning of period ..........   $ 130.94     $ 109.37     $ 103.77
                                             ========     ========     ========
Unit value, end of period ................   $ 114.39     $ 130.94     $ 109.37
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         94           88           84
                                             ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                             YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------
                                                 1997      1996   1995   1994   1993   1992   1991
                                             ------------ ------ ------ ------ ------ ------ -----
MERCURY WORLD STRATEGY --
MOMENTUM CONTRACTS (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $ 103.77
                                             ========
Number of units outstanding, end of period
 (000's) .................................         52
                                             ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-110

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                           -------------------------------------------------------------------------------------
                                               2000        1999         1998      1997   1996   1995   1994   1993   1992   1991
                                           ----------- ------------ ------------ ------ ------ ------ ------ ------ ------ -----
MERCURY WORLD STRATEGY -- (CONCLUDED)
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
------------------------------------------
Unit value, beginning of period ..........   $ 113.44    $  94.86     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $  98.99    $ 113.44     $  94.86
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................         --          --           --
                                             ========    ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 113.85    $  94.96     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $  99.61    $ 113.85     $  94.96
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................          6           1           --
                                             ========    ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........   $ 118.88    $ 100.00
                                             ========    ========
Unit value, end of period ................   $ 104.32    $ 118.88
                                             ========    ========
Number of units outstanding, end of period
 (000's) .................................         --           1
                                             ========    ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 113.34    $ 100.00
                                             ========    ========
Unit value, end of period ................   $  99.41    $ 113.34
                                             ========    ========
Number of units outstanding, end of period
 (000's) .................................          5          --
                                             ========    ========
MFS EMERGING GROWTH COMPANIES --
MOMENTUM CONTRACTS (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 275.93    $ 161.04     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 220.97    $ 275.93     $ 161.04
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................         59          33            5
                                             ========    ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-111

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------
                                                   2000         1999        1998
                                               ------------ ----------- ------------
MFS EMERGING GROWTH COMPANIES -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
----------------------------------------------
Unit value, beginning of period ..............   $ 184.57     $ 107.73     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 147.79     $ 184.57     $ 107.73
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        142           87            7
                                                 ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 185.54     $ 107.91     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 149.09     $ 185.54     $ 107.91
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          1            1           --
                                                 ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 185.82     $ 107.96     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 149.46     $ 185.82     $ 107.96
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          1           --           --
                                                 ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 275.93     $ 161.04     $ 121.34
                                                 ========     ========     ========
Unit value, end of period ....................   $ 220.97     $ 275.93     $ 161.04
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      3,720        2,427        1,090
                                                 ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 177.00     $ 103.41     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 141.58     $ 177.00     $ 103.41
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          9            6            1
                                                 ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                             YEARS ENDED DECEMBER 31,
                                               -----------------------------------------------------
                                                   1997      1996   1995   1994   1993   1992   1991
                                               ------------ ------ ------ ------ ------ ------ -----
MFS EMERGING GROWTH COMPANIES -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 121.34
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................        256
                                                 ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-112

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                           -------------------------------------------------------------------------------------
                                               2000        1999         1998      1997   1996   1995   1994   1993   1992   1991
                                           ----------- ------------ ------------ ------ ------ ------ ------ ------ ------ -----
MFS EMERGING GROWTH COMPANIES -- (CONCLUDED)
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
------------------------------------------
Unit value, beginning of period ..........   $ 177.65     $ 103.53     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 142.46     $ 177.65     $ 103.53
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        288           36           --
                                             ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........   $ 166.37     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 133.82     $ 166.37
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         17            7
                                             ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 157.69     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 126.78     $ 157.69
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................        181           17
                                             ========     ========
MFS GROWTH WITH INCOME --
MOMENTUM CONTRACTS (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 104.48     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 102.37     $ 104.48
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          1           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 104.48     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 102.36     $ 104.48
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          1           --
                                             ========     ========


----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.


                                     FSA-113

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                             YEARS ENDED DECEMBER 31,
                                                  ----------------------------------------------------------------------------------
                                                     2000         1999        1998    1997   1996   1995   1994   1993   1992   1991
                                                  ---------    ----------  --------- ------ ------ ------ ------ ------ ------ -----
MFS GROWTH WITH INCOME -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
100 B.P. (J)
----------------------------------------------
Unit value, beginning of period ..............     $ 104.61     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 102.85     $ 104.61
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 104.65     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 102.99     $ 104.65
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 104.48     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 102.37     $ 104.48
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           68           18
                                                   ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 104.44     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 102.22     $ 104.44
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 104.53     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 102.57     $ 104.53
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           17            2
                                                   ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-114

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                           -------------------------------------------------------------------------------------
                                               2000        1999         1998      1997   1996   1995   1994   1993   1992   1991
                                           ----------- ------------ ------------ ------ ------ ------ ------ ------ ------ -----
MFS GROWTH WITH INCOME -- (CONCLUDED)
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (J)
------------------------------------------
Unit value, beginning of period ..........   $ 104.65     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 102.99     $ 104.65
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 104.63     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 102.92     $ 104.63
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         12            1
                                             ========     ========
MFS RESEARCH --
MOMENTUM CONTRACTS (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 171.06     $ 140.83     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 159.89     $ 171.06     $ 140.83
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         11            8            4
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 122.37     $ 100.75     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 114.37     $ 122.37     $ 100.75
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         35           26            3
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 123.01     $ 100.92     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 115.38     $ 123.01     $ 100.92
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========


----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                     FSA-115

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------
                                                   2000         1999        1998
                                               ------------ ----------- ------------
MFS RESEARCH -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
----------------------------------------------
Unit value, beginning of period ..............   $ 123.19     $ 100.97     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 115.66     $ 123.19     $ 100.97
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         --           --           --
                                                 ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 171.06     $ 140.83     $ 115.01
                                                 ========     ========     ========
Unit value, end of period ....................   $ 159.89     $ 171.06     $ 140.83
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      1,258          959          720
                                                 ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 120.11     $  98.99     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 112.14     $ 120.11     $  98.99
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          3            3            1
                                                 ========     ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 120.55     $  99.10     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 112.84     $ 120.55     $  99.10
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         84            6           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $ 123.09     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 115.57     $ 123.09
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................          6            4
                                                 ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                             YEARS ENDED DECEMBER 31,
                                               -----------------------------------------------------
                                                   1997      1996   1995   1994   1993   1992   1991
                                               ------------ ------ ------ ------ ------ ------ -----
MFS RESEARCH -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 115.01
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................        236
                                                 ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-116

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                           -------------------------------------------------------------------------------------
                                               2000        1999         1998      1997   1996   1995   1994   1993   1992   1991
                                           ----------- ------------ ------------ ------ ------ ------ ------ ------ ------ -----
MFS RESEARCH -- (CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
------------------------------------------
Unit value, beginning of period ..........   $ 116.97     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 109.77     $ 116.97
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         56            3
                                             ========     ========
MORGAN STANLEY EMERGING MARKETS EQUITY --
MOMENTUM CONTRACTS (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 110.43     $  57.18     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $  65.32     $ 110.43     $  57.18
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         17            6           --
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 166.52     $  86.23     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $  98.49     $ 166.52     $  86.23
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         17           11            1
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 167.39     $  86.38     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $  99.36     $ 167.39     $  86.38
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 167.64     $  86.42     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $  99.61     $ 167.64     $  86.42
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========

----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.


                                     FSA-117

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------
                                                   2000         1999        1998
                                               ------------ ----------- ------------
MORGAN STANLEY EMERGING MARKETS EQUITY -- (CONCLUDED)
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (L)
----------------------------------------------
Unit value, beginning of period ..............   $ 110.43    $  57.18    $  79.41
                                                 ========    ========    ========
Unit value, end of period ....................   $  65.32    $ 110.43    $  57.18
                                                 ========    ========    ========
Number of units outstanding, end of period
 (000's) .....................................        926         590         217
                                                 ========    ========    ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 157.03    $  81.40    $ 100.00
                                                 ========    ========    ========
Unit value, end of period ....................   $  92.78    $ 157.03    $  81.40
                                                 ========    ========    ========
Number of units outstanding, end of period
 (000's) .....................................          1          --          --
                                                 ========    ========    ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 157.61    $  81.49    $ 100.00
                                                 ========    ========    ========
Unit value, end of period ....................   $  93.36    $ 157.61    $  81.49
                                                 ========    ========    ========
Number of units outstanding, end of period
 (000's) .....................................         42           5          --
                                                 ========    ========    ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $ 198.84    $ 100.00
                                                 ========    ========
Unit value, end of period ....................   $ 118.14    $ 198.84
                                                 ========    ========
Number of units outstanding, end of period
 (000's) .....................................          2           2
                                                 ========    ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............   $ 147.71    $ 100.00
                                                 ========    ========
Unit value, end of period ....................   $  87.72    $ 147.71
                                                 ========    ========
Number of units outstanding, end of period
 (000's) .....................................         28           1
                                                 ========    ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                             YEARS ENDED DECEMBER 31,
                                               -----------------------------------------------------
                                                   1997      1996   1995   1994   1993   1992   1991
                                               ------------ ------ -----  ------ ----- ------ ------
MORGAN STANLEY EMERGING MARKETS EQUITY -- (CONCLUDED)
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (L)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $  79.41
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................        109
                                                 ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-118

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                     YEARS ENDED DECEMBER 31,
                                           -------------------------------------
                                                2000        1999        1998
                                           ------------ ----------- ------------
T. ROWE PRICE EQUITY INCOME --
MOMENTUM CONTRACTS (H)
------------------------------------------
Unit value, beginning of period ..........   $ 133.07     $ 130.25     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 148.19     $ 133.07     $ 130.25
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................          6            5            1
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 103.58     $ 101.39     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 115.33     $ 103.58     $ 101.39
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         21           24            3
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 104.12     $ 101.56     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 116.34     $ 104.12     $ 101.56
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 104.28     $ 101.61     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 116.63     $ 104.28     $ 101.61
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-------------------------------------------
Unit value, beginning of period ..........   $ 133.07     $ 130.25     $ 121.04
                                             ========     ========     ========
Unit value, end of period ................   $ 148.19     $ 133.07     $ 130.25
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        825        1,072        1,070
                                             ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                         YEARS ENDED DECEMBER 31,
                                           -----------------------------------------------------
                                               1997      1996   1995   1994   1993   1992   1991
                                           ------------ ------ ------ ------ ------ ------ -----
T. ROWE PRICE EQUITY INCOME --
MOMENTUM CONTRACTS (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $ 121.04
                                             ========
Number of units outstanding, end of period
 (000's) .................................        475
                                             ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-119

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                           -------------------------------------------------------------------------------------
                                               2000        1999         1998      1997   1996   1995   1994   1993   1992   1991
                                           ----------- ------------ ------------ ------ ------ ------ ------ ------ ------ -----
T. ROWE PRICE EQUITY INCOME -- (CONCLUDED)
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
------------------------------------------
Unit value, beginning of period ..........   $ 103.08     $ 101.00     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 114.66     $ 103.08     $ 101.00
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................          1            1           --
                                             ========     ========     ========
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 103.45     $ 101.12     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 115.37     $ 103.45     $ 101.12
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         12            3           --
                                             ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........   $ 105.38     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 117.87     $ 105.38
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          4            4
                                             ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $  93.54     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 104.57     $  93.54
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          9            2
                                             ========     ========
T. ROWE PRICE INTERNATIONAL STOCK --
MOMENTUM CONTRACTS (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 142.46     $ 109.49     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 114.30     $ 142.46     $ 109.49
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................          8            4            1
                                             ========     ========     ========

----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.


                                     FSA-120

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                       YEARS ENDED DECEMBER 31,
                                                 -------------------------------------
                                                     2000         1999        1998
                                                 ------------ ----------- ------------
T. ROWE PRICE INTERNATIONAL STOCK -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
----------------------------------------------
Unit value, beginning of period ..............   $ 128.72    $  98.95     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $ 103.27    $ 128.72     $  98.95
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................         18          13            3
                                                 ========    ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 129.39    $  99.11     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $ 104.18    $ 129.39     $  99.11
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................         --          --           --
                                                 ========    ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 129.59    $  99.16     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $ 104.44    $ 129.59     $  99.16
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................         --          --           --
                                                 ========    ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 142.46    $ 109.49     $  97.61
                                                 ========    ========     ========
Unit value, end of period ....................   $ 114.30    $ 142.46     $ 109.49
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................        871         765          671
                                                 ========    ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 122.22    $  94.04     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $  97.95    $ 122.22     $  94.04
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................          1           1           --
                                                 ========    ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                             YEARS ENDED DECEMBER 31,
                                               -----------------------------------------------------
                                                   1997      1996   1995   1994   1993   1992   1991
                                               ------------ ------ ------ ------ ------ ------ -----
T. ROWE PRICE INTERNATIONAL STOCK -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $  97.61
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................        387
                                                 ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-121

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Concluded)


                                                                             YEARS ENDED DECEMBER 31,
                                               ------------------------------------------------------------------------------------
                                                   2000         1999        1998     1997   1996   1995   1994   1993   1992   1991
                                               ------------ ----------- ------------------ ------ ------ ------ ------ ------ -----
T. ROWE PRICE INTERNATIONAL STOCK -- (CONCLUDED)
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
----------------------------------------------
Unit value, beginning of period ..............   $ 122.67    $  94.15     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $  98.56    $ 122.67     $  94.15
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................         42           3           --
                                                 ========    ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $ 134.15    $ 100.00
                                                 ========    ========
Unit value, end of period ....................   $ 108.11    $ 134.15
                                                 ========    ========
Number of units outstanding, end of period
 (000's) .....................................          4           2
                                                 ========    ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............   $ 123.90    $ 100.00
                                                 ========    ========
Unit value, end of period ....................   $  99.81    $ 123.90
                                                 ========    ========
Number of units outstanding, end of period
 (000's) .....................................         43           3
                                                 ========    ========




----------
(a)   Momentum Units were made available for sale on February 15, 1993.
(i)   Units were made available for sale on January 30, 1999.
(b)   Units were made available for sale on September 9, 1993.
(j)   Units were made available for sale on August 30, 1999.
(c)   Units were made available for sale on January 3, 1994.
(k)   Units were made available for sale on October 6, 1999.
(d)   Units were made available for sale on June 1, 1994.
(l)   Units were made available for sale on August 20, 1997.
(e)   Units were made available for sale on September 1, 1994.
(m)   Units were made available for sale on January 1, 1994.
(f)   Units were made available for sale on September 1, 1996.
(n)   Units were made available for sale on May 22, 2000.
(g)   Units were made available for sale on May 1, 1997.
(o)   Units were made available for sale on September 22, 2000.
(h)   Units were made available for sale on July 13, 1998.
(p)   Units were made available for sale on January 1, 1997.

                                    FSA-122

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2000


8. Subsequent Events

On September 20, 2000 the Board of Trustees of EQAT approved the substitution of the EQ/Balanced Portfolio for shares of the Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio and Mercury World Strategy Portfolio ("substitution"). For accounting purposes EQ/Balanced Portfolio will be the surviving Portfolio. It is anticipated the substitution transaction will occur on or about May 18, 2001.

Effective March 1, 2001 the Lazard Large Cap Portfolio changed its name to the EQ/Bernstein Diversified Value Portfolio ("Bernstein"). On January 19, 2001, the Board of Trustees of EQAT approved a proposed Agreement and Plan of Reorganization ("Reorganization"). The Reorganization contemplates the transfer of all assets of the T. Rowe Price Equity Income Portfolio ("Price Portfolio") to the Bernstein Portfolio and the assumption by the Bernstein Portfolio of all the liabilities of the Price Portfolio in exchange for the liabilities of the Price Portfolio. The Reorganization provides the complete liquidation of the Price Portfolio. The reorganization is subject to Price shareholder approval.

                                    FSA-123

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 2000 and December 31, 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York

February 5, 2001

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2000 AND 1999

                                                                                    2000                 1999
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

ASSETS
Investments:

  Fixed maturities:
    Available for sale, at estimated fair value.............................   $    16,251.4        $    18,599.7
    Held to maturity, at amortized cost.....................................           204.6                133.2
  Mortgage loans on real estate.............................................         3,130.8              3,270.0
  Equity real estate........................................................           975.5              1,160.2
  Policy loans..............................................................         2,476.9              2,257.3
  Other equity investments..................................................         2,392.8                671.2
  Investment in and loans to affiliates.....................................             -                1,201.8
  Other invested assets.....................................................           762.5                911.6
                                                                              -----------------    -----------------
      Total investments.....................................................        26,194.5             28,205.0
Cash and cash equivalents...................................................         2,022.1                628.0
Cash and securities segregated, at estimated fair value.....................         1,306.3                  -
Broker-dealer related receivables...........................................         1,900.3                521.3
Deferred policy acquisition costs...........................................         4,429.1              4,033.0
Intangible assets, net......................................................         3,525.8                114.5
Amounts due from reinsurers.................................................         1,989.2                881.5
Other assets................................................................         3,594.3              2,351.0
Closed Block assets.........................................................         8,659.0              8,607.3
Separate Accounts assets....................................................        51,705.9             54,453.9
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................   $   105,326.5        $    99,795.5
                                                                              =================    =================

LIABILITIES

Policyholders' account balances.............................................   $    19,866.4        $    21,351.4
Future policy benefits and other policyholders liabilities..................         4,920.4              4,777.6
Broker-dealer related payables..............................................         1,283.0                319.3
Customers related payables..................................................         1,636.9                  -
Amounts due to reinsurers...................................................           730.3                682.5
Short-term and long-term debt...............................................         1,630.1              1,407.9
Federal income taxes payable................................................         1,988.2                496.0
Other liabilities...........................................................         1,642.1              1,379.0
Closed Block liabilities....................................................         9,050.2              9,025.0
Separate Accounts liabilities...............................................        51,632.1             54,332.5
Minority interest in equity of consolidated subsidiaries....................         1,820.4                256.8
Minority interest subject to redemption rights..............................           681.1                  -
                                                                              -----------------    -----------------
      Total liabilities.....................................................        96,881.2             94,028.0
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 11, 13, 14, 15 and 16)

SHAREHOLDER'S EQUITY

Common stock, $1.25 par value, 2.0 million shares authorized, issued
  and outstanding...........................................................             2.5                  2.5
Capital in excess of par value..............................................         4,723.8              3,557.2
Retained earnings...........................................................         3,706.2              2,600.7
Accumulated other comprehensive income (loss)...............................            12.8               (392.9)
                                                                              -----------------    -----------------
      Total shareholder's equity............................................         8,445.3              5,767.5
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................   $   105,326.5        $    99,795.5
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                      2000               1999               1998
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
REVENUES

Universal life and investment-type product policy fee
  income......................................................   $    1,413.3       $     1,257.5      $     1,056.2
Premiums......................................................          579.9               558.2              588.1
Net investment income.........................................        2,173.2             2,240.9            2,228.1
Gain on sale of equity investee...............................        1,962.0                 -                  -
Investment (losses) gains, net................................         (756.0)              (96.9)             100.2
Commissions, fees and other income............................        2,731.1             2,177.9            1,503.0
Contribution from the Closed Block............................           92.7                86.4               87.1
                                                                -----------------  -----------------  -----------------

      Total revenues..........................................        8,196.2             6,224.0            5,562.7
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS

Interest credited to policyholders' account balances..........        1,034.3             1,078.2            1,153.0
Policyholders' benefits.......................................        1,049.3             1,038.6            1,024.7
Compensation and benefits.....................................        1,081.2             1,010.6              772.0
Commissions...................................................          779.2               549.5              478.1
Distribution plan payments....................................          476.0               346.6              266.4
Amortization of deferred sales commissions....................          219.7               163.9              108.9
Interest expense..............................................          116.3                93.0              110.7
Amortization of deferred policy acquisition costs.............          294.5               314.5              292.7
Capitalization of deferred policy acquisition costs...........         (778.1)             (709.9)            (609.1)
Writedown of deferred policy acquisition costs................            -                 131.7                -
Rent expense..................................................          146.4               113.9              100.0
Expenses related to AXA's minority interest acquisition
   of the Holding Company.....................................          493.9                 -                  -
Other operating costs and expenses............................          698.0               783.5              681.5
                                                                -----------------  -----------------  -----------------

      Total benefits and other deductions.....................        5,610.7             4,914.1            4,378.9
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before Federal
  income taxes and minority interest..........................        2,585.5             1,309.9            1,183.8
Federal income taxes..........................................         (958.3)             (332.0)            (353.1)
Minority interest in net income of consolidated subsidiaries..         (330.3)             (199.4)            (125.2)
                                                                -----------------  -----------------  -----------------
Earnings from continuing operations...........................        1,296.9               778.5              705.5
Earnings from discontinued operations, net of Federal
   income taxes...............................................           58.6                28.1                2.7
                                                                -----------------  -----------------  -----------------

Net Earnings..................................................   $    1,355.5       $       806.6      $       708.2
                                                                =================  =================  =================








                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998



                                                                      2000               1999               1998
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                -----------------  -----------------  -----------------

Capital in excess of par value, beginning of year.............        3,557.2             3,110.2            3,105.8
Capital contributions.........................................        1,166.6               447.0                4.4
                                                                -----------------  -----------------  -----------------
Capital in excess of par value, end of year...................        4,723.8             3,557.2            3,110.2
                                                                -----------------  -----------------  -----------------

Retained earnings, beginning of year..........................        2,600.7             1,944.1            1,235.9
Net earnings..................................................        1,355.5               806.6              708.2
Dividends paid to AXA Financial...............................         (250.0)             (150.0)               -
                                                                -----------------  -----------------  -----------------
Retained earnings, end of year................................        3,706.2             2,600.7            1,944.1
                                                                -----------------  -----------------  -----------------

Accumulated other comprehensive (loss) income,
  beginning of year...........................................         (392.9)              355.8              516.3
Other comprehensive income (loss).............................          405.7              (748.7)            (160.5)
                                                                -----------------  -----------------  -----------------
Accumulated other comprehensive income (loss), end of year....           12.8              (392.9)             355.8
                                                                -----------------  -----------------  -----------------

Total Shareholder's Equity, End of Year.......................   $    8,445.3       $     5,767.5      $     5,412.6
                                                                =================  =================  =================

COMPREHENSIVE INCOME

Net earnings..................................................   $    1,355.5       $       806.6      $       708.2
                                                                -----------------  -----------------  -----------------
Change in unrealized gains (losses), net of reclassification
   adjustments................................................          405.7              (776.9)            (149.5)
Minimum pension liability adjustment..........................            -                  28.2              (11.0)
                                                                -----------------  -----------------  -----------------
Other comprehensive income (loss).............................          405.7              (748.7)            (160.5)
                                                                -----------------  -----------------  -----------------
Comprehensive Income..........................................   $    1,761.2       $        57.9      $       547.7
                                                                =================  =================  =================























                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                      2000               1999               1998
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Net earnings..................................................   $    1,355.5       $       806.6      $       708.2
Adjustments to reconcile net earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances........        1,034.3             1,078.2            1,153.0
  Universal life and investment-type product
    policy fee income.........................................       (1,413.3)           (1,257.5)          (1,056.2)
  Investment losses (gains)...................................          756.0                96.9             (100.2)
  Net change in broker-dealer and customer related
    receivables/payables......................................         (422.9)             (119.9)             (17.5)
  Gain on sale of equity investee.............................       (1,962.0)                -                  -
  Change in Federal income tax payable........................        2,078.4               157.4              123.1
  Change in future policy benefits............................         (850.6)               22.8               66.8
  Change in property and equipment............................         (321.0)             (256.3)             (81.8)
  Change in deferred acquisition costs........................         (476.9)             (260.7)            (314.0)
  Expenses related to AXA's acquisition
    of the Holding Company's minority interest................          493.9                 -                  -
  Purchase of segregated cash and securities, net.............         (610.4)                -                  -
  Other, net..................................................         (560.8)              (71.7)              21.6
                                                                -----------------  -----------------  -----------------

Net cash (used) provided by operating activities..............          (54.0)              195.8              503.0
                                                                -----------------  -----------------  -----------------

Cash flows from investing activities:

  Maturities and repayments...................................        2,091.0             2,019.0            2,289.0
  Sales.......................................................        7,810.2             7,572.9           16,972.1
  Purchases...................................................       (8,895.1)          (10,737.3)         (18,578.5)
  Decrease (increase) in short-term investments...............          142.6              (178.3)             102.4
  Decrease in loans to discontinued operations................            -                   -                660.0
  Sale of equity investee.....................................        1,580.6                 -                  -
  Subsidiary acquisition .....................................       (1,480.0)                -                  -
  Other, net..................................................         (164.5)             (134.8)            (341.8)
                                                                -----------------  -----------------  -----------------

Net cash provided (used) by investing activities..............        1,084.8            (1,458.5)           1,103.2
                                                                -----------------  -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................        2,659.9             2,366.2            1,508.1
    Withdrawals and transfers to Separate Accounts............       (3,887.7)           (1,765.8)          (1,724.6)
  Net increase (decrease) in short-term financings............          225.2               378.2             (243.5)
  Repayments of long-term debt................................            -                 (41.3)             (24.5)
  Payment of obligation to fund accumulated deficit of
    discontinued operations...................................            -                   -                (87.2)
  Proceeds from newly issued Alliance Units...................        1,600.0                 -                  -
  Dividends paid to AXA Financial.............................         (250.0)             (150.0)               -
  Other, net..................................................           15.9              (142.1)             (89.5)
                                                                -----------------  -----------------  -----------------

Net cash provided (used) by financing activities..............          363.3               645.2             (661.2)
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................        1,394.1              (617.5)             945.0
Cash and cash equivalents, beginning of year..................          628.0             1,245.5              300.5
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $    2,022.1       $       628.0      $     1,245.5
                                                                =================  =================  =================

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                    CONTINUED

                                                                      2000               1999               1998
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Supplemental cash flow information
  Interest Paid...............................................   $       97.0       $        92.2      $       130.7
                                                                =================  =================  =================
  Income Taxes Paid...........................................   $      358.2       $       116.5      $       254.3
                                                                =================  =================  =================









































                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

 1)     ORGANIZATION

        The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiary, Equitable of Colorado ("EOC"). Equitable Life's investment management business, which comprises the Investment Services segment, is principally conducted by Alliance Capital Management L.P. ("Alliance"), and, through November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate which was sold. On September 20, 1999, as part of AXA Financial's "branding" strategic initiative, EQ Financial Consultants, Inc., a broker-dealer subsidiary of Equitable Life, was merged into a new company, AXA Advisors, LLC ("AXA Advisors"). Also, on September 21, 1999, AXA Advisors was transferred by Equitable Life to AXA Distribution Holding Corporation ("AXA Distribution"), a wholly owned indirect subsidiary of the Holding Company, for $15.3 million. The excess of the sales price over AXA Advisors' book value has been recorded in Equitable Life's books as a capital contribution. Equitable Life continues to develop and market the "Equitable" brand of life and annuity products, while AXA Distribution and its subsidiaries provide financial planning services, distribute products and manage customer relationships. In February 2000, Equitable Life transferred AXA Network, LLC ("AXA Network") to AXA Distribution, an indirect wholly owned subsidiary of the Holding Company for $8.7 million. The excess of sales price over AXA Network's book value has been recorded in Equitable Life's financial statements as a capital contribution.

        In October 2000, Alliance acquired substantially all of the assets and liabilities of Sanford C. Bernstein Inc. ("Bernstein") for an aggregate current value of approximately $3.50 billion ($1.48 billion in cash and 40.8 million newly issued Alliance units). The Holding Company provided Alliance with the cash portion of the consideration by purchasing approximately 32.6 million newly issued Alliance Units for $1.60 billion in June 2000. Equitable Life and, collectively with its consolidated subsidiaries (the "Company"), recorded a non-cash gain of $416.2 million (net of related Federal income tax of $224.1 million) related to the Holding Company's purchase of Alliance Units which is reflected as an addition to capital in excess of par value. The acquisition was accounted for under the purchase method with the results of Bernstein included in the consolidated financial statements from the acquisition date. The excess of the purchase price over the fair value of net assets acquired resulted in the recognition of goodwill and intangible assets of approximately $3.40 billion and is being amortized over an estimated overall 20 year life. In connection with the issuance of Alliance Units to former Bernstein shareholders, the Company recorded a non-cash gain of $393.5 million (net of related Federal income tax of $211.9 million) which is reflected as an addition to capital in excess of par value. The Company's consolidated economic interest in Alliance was 39.43% at December 31, 2000. In 1999, Alliance reorganized into Alliance Capital Management Holding L.P. ("Alliance Holding") and Alliance. Alliance Holding's principal asset is its interest in Alliance and it functions as a holding entity through which holders of its publicly traded units own an indirect interest in Alliance, the operating partnership. The Company exchanged substantially all of its Alliance Holding units for units in Alliance ("Alliance Units").

        AXA, a French holding company for an international group of insurance and related financial services companies, has been the Holding Company's largest shareholder since 1992. In October 2000, the Board of Directors of the Holding Company, acting upon a unanimous recommendation of a special committee of independent directors, approved an agreement with AXA for the acquisition of the approximately 40% of outstanding Holding Company common stock ("Common Stock") it did not already own. Under terms of the agreement, the minority shareholders of the Holding Company would receive $35.75 in cash and 0.295 of an AXA American Depositary Share ("ADS") for each Holding Company share. When the tender offer expired on December 29, 2000, approximately 148.1 million shares of Common Stock had been acquired by AXA and its wholly owned subsidiary, AXA Merger Corp. On January 2, 2001, AXA Merger Corp. was merged with and into the Holding Company, resulting in the Holding Company becoming a wholly owned subsidiary of AXA.

 2)     SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The accompanying consolidated financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        The accompanying consolidated financial statements include the accounts of Equitable Life and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally Alliance; and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control or a majority economic interest. The Company's investment in DLJ was reported on the equity basis of accounting. Closed Block assets, liabilities and results of operations are presented in the consolidated financial statements as single line items (see Note 7). Unless specifically stated, all other footnote disclosures contained herein exclude the Closed Block related amounts.

        All significant intercompany transactions and balances except those with the Closed Block, DLJ and discontinued operations (see Note 8) have been eliminated in consolidation. The years "2000," "1999" and "1998" refer to the years ended December 31, 2000, 1999 and 1998, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 2000 presentation.

        Closed Block
        ------------

        When it demutualized on July 22, 1992, Equitable Life established a Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for the payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Discontinued Operations
        -----------------------

        In 1991, management discontinued the business of certain pension operations ("Discontinued Operations"). Discontinued Operations at December 31, 2000 principally consists of the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2000 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of invested assets ("Discontinued Operations Investment Assets") held by Discontinued Operations. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result (see Note 8).

        New Accounting Pronouncements
        -----------------------------

        As required beginning January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended, that establishes new accounting and reporting standards for all derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. As further described and quantified in Note 13, the only free-standing derivative instruments maintained by the Company at January 1, 2001 were interest rate caps, floors and collars intended to hedge crediting rates on interest-sensitive individual annuities contracts. However, based upon guidance from the Financial Accounting Standards Board ("FASB") and the Derivatives Implementation Group ("DIG"), these contracts cannot be designated in a qualifying hedging relationship under FAS 133 and, consequently, require mark-to-market accounting through earnings for changes in their fair values beginning January 1, 2001. With respect to adoption of the requirements on embedded derivatives, the Company elected a January 1, 1999 transition date, thereby effectively "grandfathering" existing accounting for derivatives embedded in hybrid instruments acquired, issued, or substantively modified on or before that date. As a consequence of this election, coupled with recent interpretive guidance from the FASB and the DIG with respect to issues specifically related to insurance contracts and features, adoption of the new requirements for embedded derivatives did not have a material impact on the Company's consolidated financial position or earnings.

        In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, a replacement of SFAS No. 125". SFAS No. 140 specifies the accounting and reporting requirements for securitizations and other transfers of financial assets and collateral, the recognition and measurement of servicing assets and liabilities and the extinguishment of liabilities. SFAS No. 140 is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001 and is to be applied prospectively with certain exceptions. This statement is effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. Adoption of the new requirements is not expected to have a significant impact on the Company's consolidated financial position or earnings.

        In December 2000, the American Institute of Certified Public Accountants (the "AICPA") issued Statement of Position ("SOP") 00-3, "Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts". Since Equitable Life's July 1992 demutualization occurred before December 31, 2000, SOP 00-3 should be applied retroactively through restatement or reclassification, as appropriate, of all previously issued financial statements no later than the end of the fiscal year that begins after December 15, 2000. However, if implementation is impracticable because the demutualization occurred many years prior to January 1, 2001 no retroactive restatement is required. The Company has determined it is not practicable to produce an actuarial calculation as of the July 1992 demutualization date. Therefore, SOP 00-3 will be adopted prospectively as of January 1, 2001 with no financial impact associated with its initial implementation. However, future earnings will be affected to the extent actual Closed Block earnings exceed those assumed at January 1, 2001. Additionally, the presentation of all previously issued financial statements will be revised to include Closed Block assets and liabilities on a line-by-line basis as required by SOP 00-3.

        In December 1999, the staff of the Securities and Exchange Commission (the "SEC") issued Staff Accounting Bulletin ("SAB") No. 101, "Revenue Recognition in Financial Statements," which was effective fourth quarter 2000. SAB No. 101 addresses revenue recognition issues; its implementation did not have a material impact on the Company's consolidated financial position or earnings.

        Investments
        -----------

        Fixed maturities identified as available for sale are reported at estimated fair value. Those fixed maturities which the Company has both the ability and the intent to hold to maturity, are stated principally at amortized cost. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships and joint venture interests in which the Company has control or a majority economic interest (that is, greater than 50% of the economic return generated by the entity) are consolidated; those in which the Company does not have control or a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities includes common stock classified as both trading and available for sale securities and non-redeemable preferred stock; they are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains (Losses), Net
        and Unrealized Investment Gains (Losses)
        ------------------------------------------------------

        Net investment income and realized investment gains (losses) related to certain participating group annuity contracts which are passed through to the contractholders are reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

        Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to Discontinued Operations, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Net investment income and investment gains (losses), net related to investment assets are collectively referred to as "investment results."

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        Deferred Policy Acquisition Costs
        ---------------------------------

        Acquisition costs, including commissions, underwriting, agency and policy issue expenses, all of which vary with and primarily are related to new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2000, the expected investment yield, excluding policy loans, was 7.6% over a 40 year period. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        In second quarter 1999, management completed a study of the cash flows and liability characteristics of its insurance product lines as compared to the expected cash flows of the underlying assets. That analysis reflected an assessment of the potential impact on future operating cash flows from current economic conditions and trends, including rising interest rates and securities market volatility and the impact of increasing competitiveness within the insurance marketplace (evidenced, for example, by the proliferation of bonus annuity products) on in-force business. The review indicated that changes to the then-current invested asset allocation strategy were required to reposition assets with greater price volatility away from products with demand liquidity characteristics to support those products with lower liquidity needs. To implement these findings, the existing investment portfolio was reallocated, and prospective investment allocation targets were revised. The reallocation of the assets impacted investment results by product, thereby impacting the future gross margin estimates utilized in the amortization of DAC for universal life and investment-type products. The revisions to estimated future gross profits resulted in an after-tax writedown of DAC of $85.6 million (net of a Federal income tax benefit of $46.1 million) in 1999.

        Policyholders' Account Balances and Future Policy Benefits

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 2.25% to 8.15% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities for individual DI and major medical policies were $120.3 million and $948.4 million at December 31, 2000 and 1999, respectively. At December 31, 2000, $1,046.5 million of DI reserves and associated liabilities were ceded through an indemnity reinsurance agreement (see Note 14). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical are summarized as follows:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Incurred benefits related to current year..........  $        56.1       $      150.7       $      140.1
        Incurred benefits related to prior years...........           15.0               64.7               84.2
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $        71.1       $      215.4       $      224.3
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        14.8       $       28.9       $       17.0
        Benefits paid related to prior years...............          106.0              189.8              155.4
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $       120.8       $      218.7       $      172.4
                                                            =================   ================   =================

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

        At December 31, 2000, participating policies, including those in the Closed Block, represent approximately 20.8% ($41.1 billion) of directly written life insurance in force, net of amounts ceded.

        Separate Accounts
        -----------------

        Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities.

        Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. They are shown as separate lines in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities. For 2000, 1999 and 1998, investment results of such Separate Accounts were $8,051.7 million, $6,045.5 million and $4,591.0 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

        Other Accounting Policies
        -------------------------

        In accordance with regulations of the SEC, securities with a fair value of $1.31 billion have been segregated in a special reserve bank custody account for the exclusive benefit of customers under Rule 15c-3-3 at December 31, 2000.

        Intangible assets consist principally of goodwill resulting from acquisitions and costs assigned to contracts of businesses acquired. Goodwill is being amortized on a straight-line basis over estimated useful lives ranging from twenty to forty years. Costs assigned to investment contracts of businesses acquired are being amortized on a straight-line basis over estimated useful lives of twenty years. Impairment of intangible assets is evaluated by comparing the undiscounted cash flows expected to be realized from those intangible assets to their recorded values, pursuant to SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of". If the expected future cash flows are less than the carrying value of intangible assets, an impairment loss is recognized for the difference between the carrying amount and the estimated fair value of those intangible assets.

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

        The Company files a consolidated Federal income tax return with the Holding Company and its consolidated subsidiaries. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Minority interest subject to redemption rights represents the 40.8 million private Alliance Units issued to former Bernstein shareholders in connection with Alliance's acquisition of Bernstein. The Holding Company has agreed to provide liquidity to these former Bernstein shareholders after a two-year period by allowing the 40.8 million Alliance Units to be sold to the Holding Company over the subsequent eight years but generally not more than 20% of such Units in any one annual period.

        Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and service fees are recorded as revenue as the related services are performed. Certain investment advisory contracts provide for a performance fee, in addition to or in lieu of a base fee, that is calculated as a percentage of the related investment results over a specified period of time. Performance fees are recorded as revenue at the end of the measurement period.

        Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end Alliance mutual funds sold without a front-end sales charge are capitalized and amortized over periods not exceeding five and one-half years, the period of time during which deferred sales commissions are expected to be recovered from distribution plan payments received from those funds upon the redemption of their shares. Contingent deferred sales charges reduce unamortized deferred sales commissions when received. At December 31, 2000 and 1999, respectively, deferred sales commissions totaled $715.7 million and $604.7 million and are included with other assets.

        The Company accounts for its stock option plans in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, compensation expense is recorded on the date of grant only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 20 for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation".

 3)     INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:


                                                                        GROSS               GROSS
                                                   AMORTIZED          UNREALIZED         UNREALIZED          ESTIMATED
                                                      COST              GAINS              LOSSES            FAIR VALUE
                                                -----------------  -----------------   ----------------   -----------------
                                                                              (IN MILLIONS)

        DECEMBER 31, 2000
        Fixed Maturities:

          Available for Sale:
            Corporate..........................  $    12,481.0      $       241.5       $      298.9       $    12,423.6
            Mortgage-backed....................        2,215.1               19.2                7.8             2,226.5
            U.S. Treasury, government and
              agency securities................          938.1               40.2                 .5               977.8
            States and political subdivisions..          110.4                4.5                1.0               113.9
            Foreign governments................          177.4               17.3                5.2               189.5
            Redeemable preferred stock.........          315.5               13.4                8.7               320.1
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    16,237.5      $       336.1       $      322.1       $    16,251.4
                                                =================  =================   ================   =================

          Held to Maturity:  Corporate.........  $       204.6      $         6.0       $         .1       $       210.5
                                                =================  =================   ================   =================

        Equity Securities:
          Available for sale...................  $        22.0      $         1.7       $        4.7       $        19.0
          Trading securities...................        1,606.3                1.8               46.2             1,561.9
                                                -----------------  -----------------   ----------------   -----------------
        Total Equity Securities................  $     1,628.3      $         3.5       $       50.9       $     1,580.9
                                                =================  =================   ================   =================


        December 31, 1999
        Fixed Maturities:

          Available for Sale:
            Corporate..........................  $    14,866.8      $       139.5       $      787.0       $    14,219.3
            Mortgage-backed....................        2,554.5                2.3               87.8             2,469.0
            U.S. Treasury, government and
              agency securities................        1,194.1               18.9               23.4             1,189.6
            States and political subdivisions..          110.0                1.4                4.9               106.5
            Foreign governments................          361.8               16.2               14.8               363.2
            Redeemable preferred stock.........          286.4                1.7               36.0               252.1
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    19,373.6      $       180.0       $      953.9       $    18,599.7
                                                =================  =================   ================   =================

          Held to Maturity:  Corporate.........  $       133.2      $         -         $        -         $       133.2
                                                =================  =================   ================   =================

        Equity Securities:
          Available for sale...................  $        25.5      $         1.5       $       17.8       $         9.2
          Trading securities...................            7.2                9.1                2.2                14.1
                                                -----------------  -----------------   ----------------   -----------------
        Total Equity Securities................  $        32.7      $        10.6       $       20.0       $        23.3
                                                =================  =================   ================   =================


        For publicly-traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2000 and 1999, securities without a readily ascertainable market value having an amortized cost of $2,820.2 million and $3,322.2 million, respectively, had estimated fair values of $2,838.2 million and $3,177.7 million, respectively.

        The contractual maturity of bonds at December 31, 2000 is shown below:


                                                                                        AVAILABLE FOR SALE
                                                                                ------------------------------------
                                                                                   AMORTIZED          ESTIMATED
                                                                                     COST             FAIR VALUE

                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Due in one year or less................................................  $      568.2       $      568.2
        Due in years two through five..........................................       2,850.0            2,848.1
        Due in years six through ten...........................................       5,277.2            5,239.9
        Due after ten years....................................................       5,011.6            5,048.6
        Mortgage-backed securities.............................................       2,215.1            2,226.5
                                                                                ----------------   -----------------
        Total..................................................................  $   15,922.1       $   15,931.3
                                                                                ================   =================

        Corporate bonds held to maturity with an amortized cost and estimated fair value of $142.4 million are due from one to five years.

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2000, approximately 12% of the $16,126.6 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

        The Insurance Group holds equity in limited partnership interests which primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2000 and 1999 were $811.9 million and $647.9 million, respectively.

        At December 31, 2000, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $60.3 million.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $92.9 million and $106.0 million at December 31, 2000 and 1999, respectively. Gross interest income on these loans included in net investment income aggregated $7.8 million, $8.2 million and $8.3 million in 2000, 1999 and 1998, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $8.7 million, $9.5 million and $10.3 million in 2000, 1999 and 1998, respectively.

        Impaired mortgage loans along with the related provision for losses were as follows:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2000                 1999
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)

        Impaired mortgage loans with provision for losses..................  $        144.2       $        142.4
        Impaired mortgage loans without provision for losses...............             1.8                  2.2
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................           146.0                144.6
        Provision for losses...............................................           (37.0)               (23.0)
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $        109.0       $        121.6
                                                                            ===================  ===================

        During 2000, 1999 and 1998, respectively, the Company's average recorded investment in impaired mortgage loans was $138.8 million, $141.7 million and $161.3 million. Interest income recognized on these impaired mortgage loans totaled $10.4 million, $12.0 million and $12.3 million ($.5 million, $.0 million and $.9 million recognized on a cash basis) for 2000, 1999 and 1998, respectively.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2000 and 1999, the carrying value of equity real estate held for sale amounted to $526.3 million and $382.2 million, respectively. For 2000, 1999 and 1998, respectively, real estate of $.3 million, $20.5 million and $7.1 million was acquired in satisfaction of debt. At December 31, 2000 and 1999, the Company owned $322.3 million and $443.9 million, respectively, of real estate acquired in satisfaction of debt.

        Accumulated depreciation on real estate was $208.8 million and $251.6 million at December 31, 2000 and 1999, respectively. Depreciation expense on real estate totaled $21.7 million, $21.8 million and $30.5 million for 2000, 1999 and 1998, respectively.

        Investment valuation allowances and changes thereto are shown below:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balances, beginning of year........................  $       148.6       $      230.6       $      384.5
        Additions charged to income........................           53.7               68.2               86.2
        Deductions for writedowns and
          asset dispositions...............................         (102.4)            (150.2)            (240.1)
                                                            -----------------   ----------------   -----------------
        Balances, End of Year..............................  $        99.9       $      148.6       $      230.6
                                                            =================   ================   =================

        Balances, end of year comprise:
          Mortgage loans on real estate....................  $        41.4       $       27.5       $       34.3
          Equity real estate...............................           58.5              121.1              196.3
                                                            -----------------   ----------------   -----------------
        Total..............................................  $        99.9       $      148.6       $      230.6
                                                            =================   ================   =================

 4)     JOINT VENTURES AND PARTNERSHIPS

        Summarized combined financial information for unconsolidated real estate joint ventures (14 individual ventures at both December 31, 2000 and 1999) and for limited partnership interests accounted for under the equity method, in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater, follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2000                1999
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $       730.1      $       861.1
        Investments in securities, generally at estimated fair value...........          226.6              262.0
        Cash and cash equivalents..............................................           43.9               68.4
        Other assets...........................................................           65.5              232.5
                                                                                ----------------   -----------------
        Total Assets...........................................................  $     1,066.1      $     1,424.0
                                                                                ================   =================

        Borrowed funds - third party...........................................  $       249.9      $       354.2
        Borrowed funds - AXA Financial.........................................           12.9               28.9
        Other liabilities......................................................           26.3              191.2
                                                                                ----------------   -----------------
        Total liabilities......................................................          289.1              574.3
                                                                                ----------------   -----------------

        Partners' capital......................................................          777.0              849.7
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $     1,066.1      $     1,424.0
                                                                                ================   =================

        Equity in partners' capital included above.............................  $       272.3      $       298.5
        Equity in limited partnership interests not included above and other...          720.7              542.1
                                                                                ----------------   -----------------
        Carrying Value.........................................................  $       993.0      $       840.6
                                                                                ================   =================




                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............  $       187.1       $      180.5       $      246.1
        Revenues of other limited partnership interests....           16.5               85.0              128.9
        Interest expense - third party.....................          (32.5)             (26.6)             (33.3)
        Interest expense - AXA Financial...................           (2.0)              (2.5)              (2.6)
        Other expenses.....................................         (126.4)            (133.0)            (197.0)
                                                            -----------------   ----------------   -----------------
        Net Earnings.......................................  $        42.7       $      103.4       $      142.1
                                                            =================   ================   =================

        Equity in net earnings included above..............  $        17.7       $        9.4       $       44.4
        Equity in net earnings of limited partnership
          interests not included above.....................          216.3               77.1               37.9
                                                            -----------------   ----------------   -----------------
        Total Equity in Net Earnings.......................  $       234.0       $       86.5       $       82.3
                                                            =================   ================   =================

 5)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income follows:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $     1,439.2       $    1,499.8       $    1,489.0
        Mortgage loans on real estate......................          257.3              253.4              235.4
        Equity real estate.................................          191.6              250.2              356.1
        Other equity investments...........................          129.8              165.1               83.8
        Policy loans.......................................          156.7              143.8              144.9
        Other investment income............................          199.3              161.3              185.7
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................        2,373.9            2,473.6            2,494.9

          Investment expenses..............................         (200.7)            (232.7)            (266.8)
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $     2,173.2       $    2,240.9       $    2,228.1
                                                            =================   ================   =================

        Investment (losses) gains, net, including changes in the valuation allowances, follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $      (766.1)      $     (290.9)      $      (24.3)
        Mortgage loans on real estate......................          (15.1)              (3.3)             (10.9)
        Equity real estate.................................            4.8               (2.4)              74.5
        Other equity investments...........................          (22.6)              88.1               29.9
        Sale of subsidiaries...............................            -                  -                 (2.6)
        Issuance and sales of Alliance Units...............            3.9                5.5               19.8
        Issuance and sales of DLJ common stock.............           38.8              106.0               18.2
        Other..............................................             .3                 .1               (4.4)
                                                            -----------------   ----------------   -----------------
        Investment (Losses) Gains, Net.....................  $      (756.0)      $      (96.9)      $      100.2
                                                            =================   ================   =================

        Writedowns of fixed maturities amounted to $607.8 million, $223.2 million and $101.6 million for 2000, 1999 and 1998, respectively, including $472.2 million in fourth quarter 2000.

        For 2000, 1999 and 1998, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $7,361.5 million, $7,138.6 million and $15,961.0 million. Gross gains of $78.7 million, $74.7 million and $149.3 million and gross losses of $215.4 million, $214.3 million and $95.1 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2000, 1999 and 1998 amounted to $789.1 million, $(1,313.8) million and $(331.7) million, respectively.

        On November 3, 2000, the Company sold its interest in DLJ to Credit Suisse Group ("CSG"). The Company received $1.05 billion in cash and $2.19 billion (or 11.4 million shares) in CSG common stock, 2.8 million shares of which were immediately repurchased by CSG at closing. The CSG shares have been designated as trading account securities. The remaining
        8.2 million shares held by the Company had a carrying value of $1.56 billion at December 31, 2000 and were sold in January 2001. Net investment income for 2000 included holding losses of $43.2 million on the CSG shares.

        On January 1, 1999, investments in publicly-traded common equity securities in the General Account portfolio within other equity investments amounting to $102.3 million were transferred from available for sale securities to trading securities. As a result of this transfer, unrealized investment gains of $83.3 million ($43.2 million net of related DAC and Federal income taxes) were recognized as realized investment gains in the consolidated statements of earnings. In 2000 and 1999, respectively, net unrealized holding (losses) gains of $(44.4) million and $6.9 million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $1,561.9 million and $14.1 million and costs of $1,606.3 million and $7.2 million at December 31, 2000 and 1999, respectively.

        For 2000, 1999 and 1998, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $110.6 million, $131.5 million and $136.9 million, respectively.

        Net unrealized investment gains (losses), included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years including Closed Block and Discontinued Operations on a line-by-line basis, follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance, beginning of year.........................  $      (392.8)      $      384.1       $      533.6
        Changes in unrealized investment (losses) gains....          979.7           (1,821.3)            (168.7)
        Changes in unrealized investment losses
          (gains) attributable to:
            Participating group annuity contracts
            and other......................................          (18.3)              25.0               (5.4)
            DAC............................................         (262.1)             493.1              (28.8)
            Deferred Federal income taxes..................         (293.6)             526.3               53.4
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $        12.9       $     (392.8)      $      384.1
                                                            =================   ================   =================

        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities...............................  $        65.9       $     (904.6)      $      766.0
            Other equity investments.......................           (2.3)             (22.2)              86.5
            Other..........................................           (1.2)               9.4               51.6
                                                            -----------------   ----------------   -----------------
              Total........................................           62.4             (917.4)             904.1
          Amounts of unrealized investment (losses) gains
            attributable to:
              Participating group annuity contracts
              and other....................................          (15.3)               3.0              (22.0)
              DAC..........................................          (28.3)             233.8             (259.3)
              Deferred Federal income taxes................           (5.9)             287.8             (238.7)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $        12.9       $     (392.8)      $      384.1
                                                            =================   ================   =================

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

 6)     ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

        Accumulated other comprehensive income (loss) represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Unrealized gains (losses) on investments...........  $        12.9       $     (392.8)      $      384.1
        Minimum pension liability..........................            (.1)               (.1)             (28.3)
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other

          Comprehensive Income (Loss)......................  $        12.8       $     (392.9)      $      355.8
                                                            =================   ================   =================

        The components of other comprehensive income (loss) for the past three years follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net unrealized gains (losses) on investments:
          Net unrealized gains (losses) arising during
            the period.....................................  $       191.0       $    (1,625.6)     $     (112.4)
          Losses (gains) reclassified into net earnings
            during the period..............................          788.7              (195.7)            (56.3)
                                                            -----------------   ----------------   -----------------
        Net unrealized gains (losses) on investments.......          979.7            (1,821.3)           (168.7)
        Adjustments for policyholders liabilities,
            DAC and deferred Federal income taxes..........         (574.0)            1,044.4              19.2
                                                            -----------------   ----------------   -----------------

        Change in unrealized gains (losses), net of
            adjustments....................................          405.7              (776.9)           (149.5)
        Change in minimum pension liability................            -                  28.2             (11.0)
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Income (Loss)............  $       405.7       $      (748.7)     $     (160.5)
                                                            =================   ================   =================

 7)     CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2000                 1999
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Fixed Maturities:
          Available for sale, at estimated fair value (amortized cost,
            $4,373.5 and $4,144.8)...........................................  $    4,408.0         $    4,014.0
        Mortgage loans on real estate........................................       1,581.8              1,704.2
        Policy loans.........................................................       1,557.7              1,593.9
        Cash and other invested assets.......................................         174.7                194.4
        Deferred policy acquisitions costs...................................         699.7                895.5
        Other assets.........................................................         237.1                205.3
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    8,659.0         $    8,607.3
                                                                              =================    =================

        Future policy benefits and policyholders' account balances...........  $    9,026.4         $    9,011.7
        Other liabilities....................................................          23.8                 13.3
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    9,050.2         $    9,025.0
                                                                              =================    =================


                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Premiums and other revenue.........................  $       594.7       $      619.1       $      661.7
        Investment income (net of investment
          expenses of $8.1, $15.8 and $15.5)...............          578.7              574.2              569.7
        Investment (losses) gains, net.....................          (35.8)             (11.3)                .5
                                                            -----------------   ----------------   -----------------
              Total revenues...............................        1,137.6            1,182.0            1,231.9
                                                            -----------------   ----------------   -----------------

        Policyholders' benefits and dividends..............        1,025.2            1,024.7            1,082.0
        Other operating costs and expenses.................           19.7               70.9               62.8
                                                            -----------------   ----------------   -----------------
              Total benefits and other deductions..........        1,044.9            1,095.6            1,144.8
                                                            -----------------   ----------------   -----------------

        Contribution from the Closed Block.................  $        92.7       $       86.4       $       87.1
                                                            =================   ================   =================

        Impaired mortgage loans along with the related provision for losses follows:


                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2000                1999
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        Impaired mortgage loans with provision for losses......................  $        26.7      $        26.8
        Impaired mortgage loans without provision for losses...................            4.0                4.5
                                                                                ----------------   -----------------
        Recorded investment in impaired mortgages..............................           30.7               31.3
        Provision for losses...................................................           (8.7)              (4.1)
                                                                                ----------------   -----------------
        Net Impaired Mortgage Loans............................................  $        22.0      $        27.2
                                                                                ================   =================

        During 2000, 1999 and 1998, the Closed Block's average recorded investment in impaired mortgage loans was $31.0 million, $37.0 million and $85.5 million, respectively. Interest income recognized on these impaired mortgage loans totaled $2.0 million, $3.3 million and $4.7 million ($.1 million, $.3 million and $1.5 million recognized on a cash basis) for 2000, 1999 and 1998, respectively.

        Valuation allowances amounted to $9.1 million and $4.6 million on mortgage loans on real estate and $17.2 million and $24.7 million on equity real estate at December 31, 2000 and 1999, respectively. Writedowns of fixed maturities amounted to $27.7 million and 3.3 million for 2000 and 1999, respectively, including $20.0 million in fourth quarter 2000.

        Many expenses related to Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

8)       DISCONTINUED OPERATIONS

        Summarized financial information for Discontinued Operations follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2000                 1999
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Mortgage loans on real estate........................................  $      330.9         $      454.6
        Equity real estate...................................................         350.9                426.6
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $321.5 and $85.3)...............................         336.5                 85.5
        Other equity investments.............................................          43.1                 55.8
        Other invested assets................................................           1.9                  1.6
                                                                              -----------------    -----------------
          Total investments..................................................       1,063.3              1,024.1
        Cash and cash equivalents............................................          84.3                164.5
        Other assets.........................................................         148.8                213.0
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    1,296.4         $    1,401.6
                                                                              =================    =================

        Policyholder liabilities.............................................  $      966.8         $      993.3
        Allowance for future losses..........................................         159.8                242.2
        Other liabilities....................................................         169.8                166.1
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    1,296.4         $    1,401.6
                                                                              =================    =================


                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $37.0, $49.3 and $63.3)..............  $       102.2       $       98.7       $      160.4
        Investment (losses) gains, net.....................           (6.6)             (13.4)              35.7
        Policy fees, premiums and other income.............             .7                 .2               (4.3)
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           96.3               85.5              191.8

        Benefits and other deductions......................          106.9              104.8              141.5
        (Losses charged) earnings credited to allowance
          for future losses................................          (10.6)             (19.3)              50.3
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................            -                  -                  -
        Pre-tax earnings from releasing the allowance
          for future losses................................           90.2               43.3                4.2
        Federal income tax expense.........................          (31.6)             (15.2)              (1.5)
                                                            -----------------   ----------------   -----------------
        Earnings from
          Discontinued Operations..........................  $        58.6       $       28.1       $        2.7
                                                            =================   ================   =================

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

        Benefits and other deductions included $26.6 million of interest expense related to amounts borrowed from continuing operations in 1998.

        Valuation allowances of $2.9 million and $1.9 million on mortgage loans on real estate and $11.4 million and $54.8 million on equity real estate were held at December 31, 2000 and 1999, respectively. During 2000, 1999 and 1998, other discontinued operations' average recorded investment in impaired mortgage loans was $11.3 million, $13.8 million and $73.3 million, respectively. Interest income recognized on these impaired mortgage loans totaled $.9 million, $1.7 million and $4.7 million ($.5 million, $.0 million and $3.4 million recognized on a cash basis) for 2000, 1999 and 1998, respectively.

        At December 31, 2000 and 1999, Discontinued Operations had real estate acquired in satisfaction of debt with carrying values of $4.5 million and $24.1 million, respectively.

9)      SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2000                 1999
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        Short-term debt......................................................  $      782.2         $      557.0
                                                                              -----------------    -----------------
        Long-term debt:
        Equitable Life:
          Surplus notes, 6.95% due 2005......................................         399.6                399.5
          Surplus notes, 7.70% due 2015......................................         199.7                199.7
          Other..............................................................            .3                   .4
                                                                              -----------------    -----------------
              Total Equitable Life...........................................         599.6                599.6
                                                                              -----------------    -----------------
        Wholly Owned and Joint Venture Real Estate:
          Mortgage notes, 5.43% - 9.5%, due through 2017.....................         248.3                251.3
                                                                              -----------------    -----------------
        Total long-term debt.................................................         847.9                850.9
                                                                              -----------------    -----------------

        Total Short-term and Long-term Debt..................................  $    1,630.1         $    1,407.9
                                                                              =================    =================

        Short-term Debt
        ---------------

        Equitable Life has a $350.0 million 5-year bank credit facility and a $350.0 million 364-day credit facility. The interest rates are based on external indices dependent on the type of borrowing ranging from 6.93% to 6.97%. No amounts were outstanding under these credit facilities at December 31, 2000.

        Equitable Life has a commercial paper program with an issue limit of $1.0 billion. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $700.0 million bank credit facilities. At December 31, 2000, there were no amounts outstanding under this program.

        Alliance has a $425.0 million five-year revolving credit facility and a $200.0 million three-year revolving credit facility with a group of commercial banks. Borrowings from the revolving credit facility and the original commercial paper program may not exceed $425.0 million in the aggregate. Under the facilities, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds Rate. A facility fee is payable on the total facility. In October 2000, Alliance entered into a $250.0 million two-year revolving credit facility using terms substantially similar to the $425.0 million and $200.0 million revolving credit facilities. The revolving credit facilities will be used to provide backup liquidity for Alliance's commercial program, to fund commission payments to financial intermediaries for the sale of certain mutual funds and for general working capital purposes. The revolving credit facilities contain covenants that require Alliance to, among other things, meet certain financial ratios. At December 31, 2000, Alliance had commercial paper outstanding totaling $396.9 million at an effective interest rate of 6.7%; and $284.0 million at an effective interest rate of 7.0% in borrowings outstanding under Alliance's revolving credit facilities.

        In December 1999, Alliance established a $100.0 million extendible commercial notes ("ECN") program to supplement its commercial paper program. ECN's are short-term debt instruments that do not require any back-up liquidity support. At December 31, 2000, $98.2 million was outstanding under the ECN program with an effective interest rate of 6.8%.

        Long-term Debt
        --------------

        Several of the long-term debt agreements have restrictive covenants related to the total amount of debt, net tangible assets and other matters. At December 31, 2000, the Company is in compliance with all debt covenants.

        At December 31, 2000 and 1999, respectively, the Company has pledged real estate of $298.8 million and $323.6 million as collateral for certain long-term debt.

        At December 31, 2000, aggregate maturities of the long-term debt based on required principal payments at maturity is $248.6 million for 2001, $400.0 million for 2005 and $200.0 million for 2006 and thereafter.

10)     FEDERAL INCOME TAXES

        A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Federal income tax expense:
          Current..........................................  $       820.6       $      174.0       $      283.3
          Deferred.........................................          137.7              158.0               69.8
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       958.3       $      332.0       $      353.1
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Expected Federal income tax expense................  $       904.9       $      458.4       $      414.3
        Minority interest..................................         (117.9)             (47.8)             (33.2)
        Non deductible stock option compensation
          expense..........................................           34.4                -                  -
        Subsidiary gains...................................          161.4              (37.1)              (6.4)
        Adjustment of tax audit reserves...................           17.9               27.8               16.0
        Equity in unconsolidated subsidiaries..............          (48.7)             (64.0)             (39.3)
        Other..............................................            6.3               (5.3)               1.7
                                                            -----------------   ----------------   -----------------
        Federal Income Tax Expense.........................  $       958.3       $      332.0       $      353.1
                                                            =================   ================   =================

        The components of the net deferred Federal income taxes are as follows:

                                                       DECEMBER 31, 2000                  DECEMBER 31, 1999
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         ASSETS         LIABILITIES
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Compensation and related benefits......  $       -        $       79.7      $        -        $      37.7
        Other..................................          4.9               -                 -               20.6
        DAC, reserves and reinsurance..........          -               733.0               -              329.7
        Investments............................          -               229.2             115.1              -
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $       4.9      $    1,041.9      $      115.1      $     388.0
                                                ===============  ================  ===============   ===============

        At December 31, 1999, $236.8 million in deferred tax assets were transferred to the Holding Company in conjunction with its assumption of the non-qualified employee benefit liabilities. See Note 12 for discussion of the benefit plans transferred.

        The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and their tax effects follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        DAC, reserves and reinsurance......................  $       403.3       $       83.2       $       (7.7)
        Investments........................................         (140.7)               3.2               46.8
        Compensation and related benefits..................          (96.4)              21.0               28.6
        Other..............................................          (28.5)              50.6                2.1
                                                            -----------------   ----------------   -----------------
        Deferred Federal Income Tax
          Expense..........................................  $       137.7       $      158.0       $       69.8
                                                            =================   ================   =================

        Federal income taxes payable at December 31, 2000 included $858.2 million of taxes related to the gain on disposal of DLJ.

        The Internal Revenue Service (the "IRS") is in the process of examining the Holding Company's consolidated Federal income tax returns for the years 1992 through 1996. Management believes these audits will have no material adverse effect on the Company's results of operations.

11)     REINSURANCE AGREEMENTS

        The effect of reinsurance (excluding group life and health) is summarized as follows:


                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Direct premiums....................................  $       508.6       $      420.6       $      438.8
        Reinsurance assumed................................          194.2              206.7              203.6
        Reinsurance ceded..................................         (122.9)             (69.1)             (54.3)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       579.9       $      558.2       $      588.1
                                                            =================   ================   =================
        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $        92.1       $       69.7       $       75.7
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $       202.6       $       99.6       $       85.9
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        46.5       $       38.5       $       39.5
                                                            =================   ================   =================

        Since 1997, the Company reinsures on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. The Company's retention limit on joint survivorship policies is $15.0 million. All other in force business above $5.0 million is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

        During July 2000, Equitable Life transferred, at no gain or loss, all the risk of its directly written DI business for years 1993 and prior through an indemnity reinsurance contract. The cost of the arrangement will be amortized over the expected lives of the contracts reinsured and will not have a significant impact on the results of operations in any specific period.

        At December 31, 2000 and 1999, respectively, reinsurance recoverables related to insurance contracts outside of the Closed Block amounting to $1,989.2 million and $881.5 million are included in the consolidated balance sheets in other assets and reinsurance payables related to insurance contracts outside of the Closed Block amounting to $730.3 million and $682.5 million are included in other liabilities.

        The Insurance Group cedes 100% of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $487.7 million and $510.5 million at December 31, 2000 and 1999, respectively.

12)     EMPLOYEE BENEFIT PLANS

        The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

        Effective December 31, 1999, the Holding Company legally assumed primary liability from Equitable Life for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; Equitable Life remains secondarily liable. The amount of the liability associated with employee benefits transferred was $676.5 million, including $183.0 million of non-qualified pension benefit obligations and $394.1 million of postretirement benefits obligations at December 31, 1999. This transfer was recorded as a non-cash capital contribution to Equitable Life.

        Components of net periodic pension credit for the qualified and non-qualified plans follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Service cost.......................................  $        29.5       $       36.7       $       33.2
        Interest cost on projected benefit obligations.....          124.2              131.6              129.2
        Actual return on assets............................         (223.2)            (189.8)            (175.6)
        Net amortization and deferrals.....................            (.6)               7.5                6.1
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Credit........................  $       (70.1)      $      (14.0)      $       (7.1)
                                                            =================   ================   =================

        The projected benefit obligations under the qualified and non-qualified pension plans were comprised of:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2000                1999
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Benefit obligations, beginning of year.................................  $    1,659.6       $    1,933.4
        Service cost...........................................................          29.5               36.7
        Interest cost..........................................................         124.2              131.6
        Actuarial losses (gains)...............................................           6.5              (53.3)
        Benefits paid..........................................................        (110.0)            (123.1)
                                                                                ----------------   -----------------
        Subtotal before transfer...............................................       1,709.8            1,925.3
        Transfer of Non-qualified Pension Benefit Obligation
          to the Holding Company...............................................           -               (265.7)
                                                                                ----------------   -----------------
        Benefit Obligation, End of Year........................................  $    1,709.8       $    1,659.6
                                                                                ================   =================

        The funded status of the qualified and non-qualified pension plans was as follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2000                1999
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Plan assets at fair value, beginning of year...........................  $    2,341.6       $    2,083.1
        Actual return on plan assets...........................................        (107.7)             369.0
        Contributions..........................................................           -                   .1
        Benefits paid and fees.................................................        (114.6)            (108.5)
                                                                                ----------------   -----------------
        Plan assets at fair value, end of year.................................       2,119.3            2,343.7
        Projected benefit obligations..........................................       1,709.8            1,925.3
                                                                                ----------------   -----------------
        Excess of plan assets over projected benefit obligations...............         409.5              418.4
        Unrecognized prior service cost........................................           1.2               (5.2)
        Unrecognized net gain (loss) from past experience different
          from that assumed....................................................          61.2             (197.3)
        Unrecognized net asset at transition...................................          (1.9)               (.1)
                                                                                                   -----------------
                                                                                ----------------
        Subtotal before transfer...............................................         470.0              215.8
        Transfer of Accrued Non-qualified Pension Benefit Obligation
          to the Holding Company...............................................           -                184.3
                                                                                ----------------   -----------------
        Prepaid Pension Cost, Net..............................................  $      470.0       $      400.1
                                                                                ================   =================

        The prepaid pension cost for pension plans with assets in excess of projected benefit obligations was $483.5 million and $412.2 million and the accrued liability for pension plans with projected benefit obligations in excess of plan assets was $13.5 million and $12.2 million at December 31, 2000 and 1999, respectively.

        The pension plan assets include corporate and government debt securities, equity securities, equity real estate and shares of group trusts managed by Alliance. The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 7.75% and 7.19%, respectively, at December 31, 2000 and 8.0% and 6.38%, respectively, at December 31, 1999. As of January 1, 2000 and 1999, the expected long-term rate of return on assets for the retirement plan was 10.5% and 10.0%, respectively.

        The Company recorded, as a reduction of shareholder's equity, an additional minimum pension liability of $.1 million, $.1 million and $28.3 million, net of Federal income taxes, at December 31, 2000, 1999 and 1998, respectively, primarily representing the excess of the accumulated benefit obligation of the non-qualified pension plan over the accrued liability. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $333.5 million and $42.1 million, respectively, at December 31, 2000 and $325.7 million and $36.3 million, respectively, at December 31, 1999.

        Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $28.7 million, $30.2 million and $31.8 million for 2000, 1999 and 1998, respectively.

        The Company provides certain medical and life insurance benefits (collectively, "postretirement benefits") for qualifying employees, managers and agents retiring from the Company (i) on or after attaining age 55 who have at least 10 years of service or (ii) on or after attaining age 65 or (iii) whose jobs have been abolished and who have attained age 50 with 20 years of service. The life insurance benefits are related to age and salary at retirement. The costs of postretirement benefits are recognized in accordance with the provisions of SFAS No.
        106. The Company continues to fund postretirement benefits costs on a pay-as-you-go basis and, for 2000, 1999 and 1998, the Company made estimated postretirement benefits payments of $.9 million, $29.5 million and $28.4 million, respectively.

        The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's consolidated financial statements:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Service cost.......................................  $         -         $        4.7       $        4.6
        Interest cost on accumulated postretirement
          benefits obligation..............................             .7               34.4               33.6
        Unrecognized prior service costs...................            -                 (7.0)               -
        Net amortization and deferrals.....................            (.2)               8.4                 .5
                                                            -----------------   ----------------   -----------------
        Net Periodic Postretirement Benefits Costs.........  $          .5       $       40.5       $       38.7
                                                            =================   ================   =================


                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2000                1999
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Accumulated postretirement benefits obligation, beginning
          of year..............................................................  $       17.8       $      490.4
        Service cost...........................................................           -                  4.7
        Interest cost..........................................................            .5               34.4
        Contributions and benefits paid........................................           (.9)             (29.5)
        Actuarial gains........................................................           -                (29.0)
                                                                                ----------------   -----------------
        Accumulated postretirement benefits obligation, end of year............          17.4              471.0
        Unrecognized prior service cost........................................           -                 26.9
        Unrecognized net gain from past experience different
          from that assumed and from changes in assumptions....................           -                (86.0)
                                                                                ----------------   -----------------
        Subtotal before transfer...............................................          17.4              411.9
        Transfer to the Holding Company........................................           -               (394.1)
                                                                                ----------------   -----------------
        Accrued Postretirement Benefits Cost...................................  $       17.4       $       17.8
                                                                                ================   =================

        Since January 1, 1994, costs to the Company for providing these medical benefits available to retirees under age 65 are the same as those offered to active employees and medical benefits will be limited to 200% of 1993 costs for all participants.

        The assumed health care cost trend rate used in measuring the accumulated postretirement benefits obligation was 7.0% in 2000, gradually declining to 4.25% in the year 2010, and in 1999 was 7.5%, gradually declining to 4.75% in the year 2009. The discount rate used in determining the accumulated postretirement benefits obligation was 7.75% and 8.0% at December 31, 2000 and 1999, respectively.

        If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefits obligation as of December 31, 2000 would be increased 3.5%. The effect of this change on the sum of the service cost and interest cost would be an increase of 3.5%. If the health care cost trend rate assumptions were decreased by 1% the accumulated postretirement benefits obligation as of December 31, 2000 would be decreased by 4.4%. The effect of this change on the sum of the service cost and interest cost would be a decrease of 4.4%.

13)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Accounting for interest rate swap transactions is on an accrual basis. Gains and losses related to interest rate swap transactions are amortized as yield adjustments over the remaining life of the underlying hedged security. Income and expense resulting from interest rate swap activities are reflected in net investment income. There were no swaps outstanding as of December 31, 2000. The notional amount of matched interest rate swaps outstanding at December 31, 1999 was $797.3 million. Equitable Life maintains an interest rate cap program designed to offset crediting rate increases on interest-sensitive individual annuities contracts. The outstanding notional amounts at December 31, 2000 of contracts purchased and sold were $6,775.0 million and $375.0 million, respectively. The net premium paid by Equitable Life on these contracts was $46.7 million and is being amortized ratably over the contract periods ranging from 1 to 3 years. Income and expense resulting from this program are reflected as an adjustment to interest credited to policyholders' account balances.

        Fair Value of Financial Instruments
        -----------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 2000 and 1999.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The estimated fair values for variable deferred annuities and single premium deferred annuities, which are included in policyholders' account balances, are estimated by discounting the account value back from the time of the next crediting rate review to the present, at a rate equal to the excess of current estimated market rates offered on new policies over the current crediting rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7 and 8:

                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              2000                               1999
                                                ---------------------------------  ---------------------------------
                                                   CARRYING         ESTIMATED         Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Consolidated:
        ------------
        Mortgage loans on real estate..........  $    3,130.8     $     3,184.4     $     3,270.0     $    3,239.3
        Other limited partnership interests....         811.9             811.9             647.9            647.9
        Policy loans...........................       2,476.9           2,622.4           2,257.3          2,359.5
        Policyholders' account balances -
          investment contracts.................      11,468.6          11,643.7          12,740.4         12,800.5
        Long-term debt.........................         847.9             847.5             850.9            834.9

        Closed Block:
        ------------

        Mortgage loans on real estate..........  $    1,581.8     $     1,582.6     $     1,704.2     $    1,650.3
        Other equity investments...............          34.4              34.4              36.3             36.3
        Policy loans...........................       1,557.7           1,667.6           1,593.9          1,712.0
        SCNILC liability.......................          20.2              20.1              22.8             22.5

        Discontinued Operations:
        -----------------------
        Mortgage loans on real estate..........  $      330.9     $       347.7     $       454.6     $      467.0
        Fixed maturities.......................         336.5             336.5              85.5             85.5
        Other equity investments...............          43.1              43.1              55.8             55.8
        Guaranteed interest contracts..........          26.4              23.4              33.2             27.5
        Long-term debt.........................         101.8             101.7             101.9            101.9

14)     COMMITMENTS AND CONTINGENT LIABILITIES

        From time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2000, these arrangements include commitments by the Company, under certain conditions: to make capital contributions of up to $9.3 million to affiliated real estate joint ventures; and to provide equity financing to certain limited partnerships of $303.1 million under existing loan or loan commitment agreements. Management believes the Company will not incur any material losses as a result of these commitments.

        Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for Equitable Life to satisfy those obligations is remote.

        The Insurance Group had $14.9 million of letters of credit outstanding at December 31, 2000.

        The Holding Company has entered into continuity agreements with forty-three executives of the Company in connection with AXA's minority interest acquisition. The continuity agreements generally provide cash severance payments ranging from 1.5 times to 3 times an executive's base salary plus bonus and other benefits. Such cash severance payments will generally be made if an executive's employment is terminated at any time within two years from December 27, 2000 for any reason other than the executive's death, disability, retirement or for cause, or if the executive resigns for good reason as defined in the agreements.

15)     LITIGATION

        Life Insurance and Annuity Sales Cases

        A number of lawsuits are pending as individual claims and purported class actions against Equitable Life, its subsidiary insurance company and a former insurance subsidiary. These actions involve, among other things, sales of life and annuity products for varying periods from 1980 to the present, and allege, among other things, (i) sales practice misrepresentation primarily involving: the number of premium payments required; the propriety of a product as an investment vehicle; the propriety of a product as a replacement of an existing policy; and failure to disclose a product as life insurance; and (ii) the use of fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. Some actions are in state courts and others are in U.S. District Courts in different jurisdictions, and are in varying stages of discovery and motions for class certification.

        In general, the plaintiffs request an unspecified amount of damages, compensatory and punitive damages, recession of the contracts, enjoinment from the described practices, prohibition against cancellation of policies for non-payment of premium or other remedies, as well as attorneys' fees and expenses. Similar actions have been filed against other life and health insurers and have resulted in the award of substantial judgments, including material amounts of punitive damages, or in substantial settlements.

        Annuity Contract Case

        In October 2000, an action was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants (i) in connection with certain annuities issued by Equitable Life breached an agreement with the plaintiffs involving the execution of mutual fund transfers and (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek unspecified lost profits and injunctive relief, punitive damages and attorneys' fees. The plaintiffs also seek return of the withdrawal charges. In February 2001, the District Court granted in part and denied in part defendants' motion to dismiss the complaint, without prejudice to the plaintiffs to seek leave to file an amended complaint.

        Discrimination Case

        Equitable Life is a defendant in an action, certified as a class action in September 1997, in the United States District Court for the Northern District of Alabama, Southern Division, involving alleged discrimination on the basis of race against African-American applicants and potential applicants in hiring individuals as sales agents. Plaintiffs seek a declaratory judgment and affirmative and negative injunctive relief, including the payment of back-pay, pension and other compensation. The court referred the case to mediation, which has been successful. The parties have reached a tentative agreement for the settlement of this case as a nationwide class action. In connection with the proposed settlement, the case will be dismissed in the United States District Court for the Northern District of Alabama, Southern Division and will be refiled in the United States District Court for Georgia, Atlanta Division. The final settlement requires notice to class members and is subject to court approval. The Company's management believes that the settlement of this matter will not have a material adverse effect on the consolidated financial position or results of operations of the Company.

        Agent Health Benefits Case

        Equitable Life is a defendant in an action, certified as a class action in March 1999, in the United States District Court for the Northern District of California, alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. The class consists of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of a unilateral contract, breach of fiduciary duty and promissory estoppel. The parties are currently engaged in discovery. In June 2000, plaintiffs appealed to the Court of Appeals for the Ninth Circuit contesting the District Court's award of legal fees to plaintiffs' counsel in connection with a previously settled count of the complaint unrelated to the health benefit claims. In that appeal, plaintiffs have challenged the District Court's subject matter jurisdiction over the health benefit claims. Briefing has been completed, but the appeal has not yet been decided.

        Prime Property Fund Case

        In January 2000, the California Supreme Court denied Equitable Life's petition for review of an October 1999 decision by the California Superior Court of Appeal. Such decision reversed the dismissal by the Supreme Court of Orange County, California of an action which was commenced in 1995 by a real estate developer in connection with a limited partnership formed in 1991 with Equitable Life on behalf of Prime Property Fund ("PPF"). Equitable Life serves as investment manager for PPF, an open-end, commingled real estate separate account of Equitable Life for pension clients. Plaintiff alleges breach of fiduciary duty and other claims principally in connection with PPF's 1995 purchase and subsequent foreclosure of the loan which financed the partnership's property. Plaintiff seeks compensatory and punitive damages. In reversing the Superior Court's dismissal of the plaintiff's claims, the Court of Appeal held that a general partner who acquires a partnership obligation breaches its fiduciary duty by foreclosing on partnership assets. The case was remanded to the Superior Court for further proceedings. In August 2000, Equitable Life filed a motion for summary adjudication on plaintiff's claims, based on the purchase and subsequent foreclosure of the loan which financed the partnership's property, for punitive damages. In November 2000, the Superior Court granted Equitable Life's motion as to one of plaintiff's claims, dismissing the claim for punitive damages sought in conjunction with plaintiff's claim for breach of the covenant of good faith and fair dealing. The Superior Court denied Equitable Life's motion with respect to plaintiff's claim for punitive damages sought in conjunction with its claim for breach of fiduciary duty. In December 2000, the Superior Court granted plaintiff's motion for leave to file a supplemental complaint to add allegations relating to the post-foreclosure transfer of certain funds from the partnership to Equitable Life. The supplemental complaint alleges, among other things, that such conduct constitutes self-dealing and breach of fiduciary duty, and seeks compensatory and punitive damages based on such conduct. A jury trial previously scheduled for February 2001 tentatively has been rescheduled for May 2001.

        Alliance Reorganization Case

        In September 1999, an action was brought on behalf of a purported class of owners of limited partnership units of Alliance Holding challenging the then-proposed reorganization of Alliance Holding. Named defendants include Alliance Holding, Alliance, four Alliance Holding executives and the general partner of Alliance Holding and Alliance. Equitable Life is obligated to indemnify the defendants for losses and expenses arising out of the litigation. Plaintiffs allege inadequate and misleading disclosures, breaches of fiduciary duties, and the improper adoption of an amended partnership agreement by Alliance Holding and seek payment of unspecified money damages and an accounting of all benefits alleged to have been improperly obtained by the defendants. In August 2000, plaintiffs filed a first amended and supplemental class action complaint. The amended complaint alleges in connection with the reorganization that the partnership agreement of Alliance Holding was not validly amended, the reorganization of Alliance Holding was not validly effected, the information disseminated to holders of units of limited partnership interests in Alliance Holding was materially false and misleading, and the defendants breached their fiduciary duties by structuring the reorganization in a manner that was grossly unfair to plaintiffs. Plaintiffs seek declaratory, monetary and injunctive relief relating to the allegations contained in the amended complaint. In September 2000, all defendants, except one Alliance Holding executive, filed an answer to the amended complaint denying the material allegations contained therein; in lieu of joining in the answer to the amended complaint, the Alliance Holding executive filed a motion to dismiss in September 2000. In November 2000, the remaining defendants filed a motion to dismiss the amended complaint. In December 2000, plaintiffs filed a motion for partial summary judgment on the claim that the Alliance Holding partnership agreement was not validly amended. Oral argument of the motions was held in January 2001.

        Disposal of DLJ

        Subsequent to the August 30, 2000 announcement of the proposed sale of DLJ, four putative class action lawsuits have been filed in the Delaware Court of Chancery naming AXA Financial as one of the defendants and challenging the sale of DLJ because the transaction did not include the sale of DLJdirect tracking stock. The plaintiffs in these cases purport to represent a class consisting of the holders of DLJdirect tracking stock and their successors in interest, excluding the defendants and any person or entity related to or affiliated with any of the defendants. AXA Financial, DLJ and the DLJ directors are named as defendants. The complaints assert claims for breaches of fiduciary duties, and seek an unspecified amount of compensatory damages and costs and expenses, including attorneys' fees. The parties in these cases have agreed to extend the time for defendants to respond to the complaints.

        Subsequent to the August 30, 2000 announcement of the proposed sale of DLJ, a putative class action lawsuit was filed in New York challenging the sale of DLJ (for omitting the DLJdirect tracking stock) and also alleges Federal securities law claims relating to the initial public offering of the DLJdirect tracking stock. The complaint alleges claims for violations of the securities laws, breaches of the fiduciary duties of loyalty, good faith and due care, aiding and abetting such breaches, and breach of contract. The plaintiff purports to represent a class consisting of: all purchasers of DLJdirect tracking stock in the initial public offering and thereafter (with respect to the securities law claims); and all owners of DLJdirect tracking stock who allegedly have been or will be injured by the proposed sale of DLJ (with respect to all other claims). AXA Financial, Equitable Life, AXA, DLJ, Donaldson, Lufkin & Jenrette Securities Corporation, CSG, Diamond Acquisition Corp., and DLJ's directors are named as defendants. The complaint seeks declaratory and injunctive relief, an unspecified amount of damages, and costs and expenses, including attorney's fees. Defendants have until February 28, 2001 to respond to plaintiffs' complaint.

        AXA's Purchase of Holding Company Minority Interest

        Subsequent to the August 30, 2000 announcement of AXA's proposal to purchase the outstanding shares of Holding Company Common Stock that it did not already own, fourteen putative class action lawsuits were commenced in the Delaware Court of Chancery. The Holding Company, AXA, and directors and/or officers of the Holding Company are named as defendants in each of these lawsuits. The various plaintiffs each purport to represent a class consisting of owners of Holding Company Common Stock and their successors in interest, excluding the defendants and any person or entity related to or affiliated with any of the defendants. They challenge the adequacy of the offer announced by AXA and allege that the defendants have engaged or will engage in unfair dealing, overreaching and/or have breached or will breach fiduciary duties owed to the minority shareholders of the Holding Company. The complaints seek declaratory and injunctive relief, an accounting, and unspecified compensatory damages, costs and expenses, including attorneys' fees. A similar lawsuit was filed in the Supreme Court of the State of New York, County of New York, after the filing of the first Delaware action. In December 2000, the parties to the Delaware suits reached a tentative agreement for settlement and executed a Memorandum of Understanding. Shortly thereafter, agreement was reached with the plaintiff in the New York suit to stay proceedings in New York and to participate in and be bound by the terms of the settlement of the Delaware suits. The settlement, which does not involve any payment by the Holding Company, is subject to a number of conditions, including confirmatory discovery, the preparation of definitive documentation and approval by the Delaware Court of Chancery after a hearing.

        Outcome of Litigation

        Although the outcome of litigation cannot be predicted with certainty, particularly in the early stages of an action, the Company's management believes that the ultimate resolution of the matters described above should not have a material adverse effect on the consolidated financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any such litigation will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        Other Matters

        In addition to the matters described above, the Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

16)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable leases for 2001 and the four successive years are $123.9 million, $110.8 million, $101.6 million, $108.5 million, $97.4 million and $896.5 million thereafter. Minimum future sublease rental income on these noncancelable leases for 2001 and the four successive years is $5.2 million, $4.3 million, $5.1 million, $3.3 million, $2.9 million and $22.0 million thereafter.

        At December 31, 2000, the minimum future rental income on non-cancelable operating leases for wholly owned investments in real estate for 2001 and the four successive years is $95.2 million, $61.4 million, $72.9 million, $66.2 million, $59.2 million and $76.6 million thereafter.

17)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, the Superintendent has broad discretion to determine whether the financial condition of a stock life insurance company would support the payment of dividends to its shareholders. For 2000, 1999 and 1998, statutory net income (loss) totaled $1,068.6 million, $547.0 million and $384.4 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $6,226.5 million and $5,570.6 million at December 31, 2000 and 1999, respectively. In 2000 and 1999, respectively, $250.0 million and $150.0 million in dividends were paid to the Holding Company by Equitable Life.

        At December 31, 2000, the Insurance Group, in accordance with various government and state regulations, had $26.4 million of securities deposited with such government or state agencies.

        In 1998, the NAIC adopted the Codification of Statutory Accounting Principles ("Codification"). Codification provides regulators and insurers with uniform statutory guidance, addressing areas where statutory accounting was previously silent and changing certain existing statutory positions. The New York Insurance Department recently adopted Regulation 172 concerning Codification, effective January 1, 2001, but did not adopt several key provisions of Codification, including deferred income taxes and the establishment of goodwill as an asset. The application of the codification rules as adopted by New York currently is estimated to have no significant effect on Equitable Life. The Insurance Group expects that statutory surplus after adoption will continue to be in excess of the regulatory risk-based capital requirements.

        The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies;
        (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) external and certain internal costs incurred to obtain or develop internal use computer software during the application development stage is capitalized under GAAP but expensed under SAP; (e) Federal income taxes are generally accrued under SAP based upon revenues and expenses in the Federal income tax return while under GAAP deferred taxes provide for timing differences between recognition of revenues and expenses for financial reporting and income tax purposes; (f) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; and (g) differences in the accrual methodologies for post-employment and retirement benefit plans.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the New York Insurance Department with net earnings and equity on a GAAP basis.

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Net change in statutory surplus and
          capital stock....................................  $     1,321.4       $      848.8       $      709.2
        Change in asset valuation reserves.................         (665.5)              (6.3)             111.8
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and asset valuation reserves.....................          655.9              842.5              821.0
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................          259.0              (85.0)            (189.9)
          DAC..............................................          483.6              263.6              316.5
          Deferred Federal income taxes....................         (128.3)            (161.4)             (67.6)
          Valuation of investments.........................         (126.2)              23.2               83.6
          Valuation of investment subsidiary...............          (29.2)            (133.6)            (419.5)
          Limited risk reinsurance.........................            -                128.4               83.7
          Dividends paid to the Holding
            Company........................................          250.0              150.0                -
          Capital contribution.............................            -               (470.8)               -
          Postretirement benefits..........................            -                  -                 54.8
          Stock option expense related to AXA's minority
            Interest acquisition...........................         (493.9)               -                  -
          Other, net.......................................          443.7              248.2              134.7
          GAAP adjustments of Closed Block.................          (13.4)             (49.8)             (27.1)
          GAAP adjustments of discontinued
            operations.....................................           54.3               51.3              (82.0)
                                                            -----------------   ----------------   -----------------
        Net Earnings of the Insurance Group................  $     1,355.5       $      806.6       $      708.2
                                                            =================   ================   =================


                                                                                 DECEMBER 31,
                                                            --------------------------------------------------------
                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Statutory surplus and capital stock................  $     5,341.9       $    4,020.5       $    3,171.7
        Asset valuation reserves...........................          884.6            1,550.1            1,556.4
                                                            -----------------   ----------------   -----------------
        Statutory surplus, capital stock and asset
          valuation reserves...............................        6,226.5            5,570.6            4,728.1
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,363.0)          (1,622.0)          (1,526.0)
          DAC..............................................        4,429.1            4,033.0            3,563.8
          Deferred Federal income taxes....................         (681.9)            (283.9)            (346.9)
          Valuation of investments.........................           99.7             (568.2)             626.9
          Valuation of investment subsidiary...............       (1,082.9)          (1,891.7)          (1,758.1)
          Limited risk reinsurance.........................            -                (39.6)            (168.0)
          Issuance of surplus notes........................         (539.1)            (539.1)            (539.1)
          Postretirement benefits..........................            -                  -               (262.7)
          Other, net.......................................          844.1              544.8              313.4
          GAAP adjustments of Closed Block.................          677.1              723.6              795.4
          GAAP adjustments of discontinued operations......         (164.3)            (160.0)             (14.2)
                                                            -----------------   ----------------   -----------------
        Equity of the Insurance Group......................  $     8,445.3       $    5,767.5       $    5,412.6
                                                            =================   ================   =================

        18)       BUSINESS SEGMENT INFORMATION

        The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment. Management evaluates the performance of each segment based upon operating results adjusted to exclude the effect of unusual or non-recurring events and transactions and certain revenue and expense categories not related to the base operations of the particular business net of minority interest. AXA's acquisition of the Company's minority interest shares has resulted in a change in the measurement of the Company's reportable operating segments. Discontinued Operations, discontinued by the Company in 1991, are included in the Life Insurance segment results reported by AXA in their French GAAP financial statements. To more closely conform the Company's management reporting to that of its parent, Discontinued Operations is now reported together with continuing operations in measuring profits or losses for the Company's Insurance segment. Prior period amounts have been restated to conform to this presentation.

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment includes Alliance and the results of DLJ which are accounted for on an equity basis. In 1999, Alliance reorganized into Alliance Capital Management Holding L.P. ("Alliance Holding") and Alliance (the "Reorganization"). Alliance Holding's principal asset is its interest in Alliance and it functions as a holding entity through which holders of its publicly traded units own an indirect interest in the operating partnership. The Company exchanged substantially all of its Alliance Holding units for units in Alliance ("Alliance Units"). As a result of the reorganization, the Company was the beneficial owner of approximately 2% of Alliance Holding and 37% of Alliance. Alliance provides diversified investment fund management services to a variety of institutional clients, including pension funds, endowments, and foreign financial institutions, as well as to individual investors, principally through a broad line of mutual funds. This segment includes institutional Separate Accounts which provide various investment options for large group pension clients, primarily deferred benefit contribution plans, through pooled or single group accounts.

        Intersegment investment advisory and other fees of approximately $153.2 million, $75.6 million and $61.8 million for 2000, 1999 and 1998, respectively, are included in total revenues of the Investment Services segment.

        The following tables reconcile segment revenues and adjusted earnings to consolidated revenues and earnings from continuing operations before Federal income taxes as reported on the consolidated statements of earnings and the segments' assets to total assets on the consolidated balance sheets, respectively.

                                                         2000                  1999                   1998
                                                  --------------------  -------------------   ----------------------
                                                                          (IN MILLIONS)
        Segment revenues:
        Insurance...............................   $     5,662.4         $     5,488.8                5,330.2
        Investment Services.....................         2,667.7               2,052.7                1,438.4
        Consolidation/elimination...............          (113.1)                (23.8)                  (5.7)
                                                  --------------------  -------------------   ----------------------
        Total segment revenues..................         8,217.0               7,517.7                6,762.9
        Loss on CSG shares......................           (43.2)                  -                      -
        Investment (losses) gains, net of other
           charges..............................          (798.4)               (112.6)                 136.4
        Gain on sale of equity investee.........         1,962.0                   -                      -
        Closed Block............................        (1,044.9)             (1,095.6)              (1,144.8)
        Discontinued Operations.................           (96.3)                (85.5)                (191.8)
                                                  --------------------  -------------------   ----------------------
        Total Consolidated Revenues.............   $     8,196.2         $     6,224.0         $      5,562.7
                                                  ====================  ===================   ======================

        Pre-tax adjusted earnings:
        Insurance...............................   $     1,198.9         $       950.8         $        656.9
        Investment Services.....................           480.6                 430.2                  287.7
                                                  --------------------  -------------------   ----------------------
        Total pre-tax adjusted earnings.........         1,679.5               1,381.0                  944.6
        Loss on CSG shares......................           (43.2)                  -                      -
        Investment (losses) gains, net of
           related DAC and other charges........          (731.9)               (109.7)                 105.3
        Gain on sale of equity investee.........         1,962.0                   -                      -
        Amortization of acquisition related
           goodwill and intangible assets.......           (34.6)                 (3.2)                  (3.4)
        Minority purchase transaction
           related expenses.....................          (493.9)                  -                      -
        Discontinued Operations.................           (90.2)                (43.3)                  (4.2)
        Pre-tax subsidiary minority interest....           337.8                 216.8                  141.5
        Non-recurring DAC adjustments...........             -                  (131.7)                   -
                                                  --------------------  -------------------   ----------------------
        Earnings from Continuing
           Operations before Federal Income
            Taxes and Minority Interest.........   $     2,585.5         $     1,309.9         $      1,183.8
                                                  ====================  ===================   ======================
        Assets:
        Insurance...............................   $    88,576.4         $    86,842.7         $     75,626.0
        Investment Services.....................        16,807.2              12,961.7               12,379.2
        Consolidation/elimination...............           (57.1)                 (8.9)                 (64.4)
                                                  --------------------  -------------------   ----------------------
        Total Assets............................   $   105,326.5         $    99,795.5         $     87,940.8
                                                  ====================  ===================   ======================

19)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2000 and 1999 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)

        2000
        Total Revenues................  $     1,622.5      $     1,684.7       $    1,728.3         $    3,160.7
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations..................  $       226.6      $       256.9       $       70.5         $      742.9
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       221.7      $       255.4       $       70.5         $      807.9
                                       =================  =================   ==================   ==================

        1999
        Total Revenues................  $     1,489.0      $     1,615.6       $    1,512.1         $    1,607.3
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations..................  $       187.3      $       222.6       $      186.5         $      182.1
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       182.0      $       221.3       $      183.1         $      220.2
                                       =================  =================   ==================   ==================


20)     ACCOUNTING FOR STOCK-BASED COMPENSATION

        The Holding Company sponsors a stock incentive plan for employees of Equitable Life. Alliance sponsors its own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Had compensation expense for the Holding Company and Alliance Stock Option Incentive Plan options been determined based on SFAS No. 123's fair value based method, the Company's pro forma net earnings for 2000, 1999 and 1998 would have been $1,627.3 million, $757.1 million and $678.4 million, respectively.

        In conjunction with approval of the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock, generally all outstanding options awarded under the 1997 and 1991 Stock Incentive Plans were amended to become immediately and fully exercisable pursuant to their terms upon expiration of the initial tender offer. In addition, the agreement provided that at the effective time of the merger, the terms of all outstanding options granted under those Plans would be further amended and converted into options of equivalent intrinsic value to acquire a number of AXA ordinary shares in the form of American Depository Shares (ADSs). Also pursuant to the agreement, holders of non-qualified options were provided with an alternative to elect cancellation of those options at the effective time of the merger in exchange for a cash payment from the Holding Company. For the year ended December 31, 2000, the Company recognized compensation expense of $493.9 million, representing the cost of these Plan amendments and modifications offset by an addition to capital in excess of par value.

        The fair values of options granted after December 31, 1994, used as a basis for the pro forma disclosures above, were estimated as of the grant dates using the Black-Scholes option pricing model. The option pricing assumptions for 2000, 1999 and 1998 follow:

                                       HOLDING COMPANY                           ALLIANCE
                           -----------------------------------------  -------------------------------
                               2000           1999         1998          2000      1999       1998
                           -------------  ------------- ------------  --------------------- ---------

        Dividend yield....        0.32%          0.31%        0.32%        7.20%     8.70%     6.50%

        Expected
          volatility......          28%            28%          28%          30%       29%       29%

        Risk-free interest
          rate............        6.24%          5.46%        5.48%        5.90%     5.70%     4.40%

        Expected life
          in years........          5              5            5           7.4         7       7.2

        Weighted average
          fair value per
          option at
          grant-date......     $11.08         $10.78        $11.32       $8.32      $3.88     $3.86

        A summary of the Holding Company and Alliance's option plans follows:

                                         HOLDING COMPANY                       ALLIANCE
                                   -----------------------------  -----------------------------------
                                                    Weighted                            Weighted
                                                     Average                            Average
                                                    Exercise                            Exercise
                                                    Price of                            Price of
                                       Shares        Options           Units            Options
                                   (In Millions)   Outstanding    (In Millions)       Outstanding
                                   -------------   -----------    -------------       -----------

        Balance as of
          January 1, 1998........       15.8          $14.53           10.6             $11.41
          Granted................        8.6          $33.13            2.8             $26.28
          Exercised..............       (2.2)         $10.59            (.9)            $ 8.91
          Forfeited..............        (.8)         $23.51            (.2)            $13.14
                                   ---------------                ----------------

        Balance as of
          December 31, 1998......       21.4          $22.00           12.3             $14.92
          Granted................        4.3          $31.70            2.0             $30.18
          Exercised..............       (2.4)         $13.26           (1.5)            $ 9.51
          Forfeited..............        (.6)         $24.29            (.3)            $17.79
                                   ---------------                ----------------

        Balance as of
          December 31, 1999......       22.7          $24.60           12.5             $17.95
          Granted................        6.5          $31.06            4.7             $50.93
          Exercised..............       (4.5)         $18.57           (1.7)            $10.90
          Forfeited..............       (1.2)         $26.15            (.1)            $26.62
                                   ---------------                ----------------

        Balance as of
          December 31, 2000......       23.5          $27.20           15.4             $17.95
                                   ===============                ================

        Information about options outstanding and exercisable at December 31, 2000 follows:

                                            OPTIONS OUTSTANDING                            OPTIONS EXERCISABLE
                             ---------------------------------------------------   -------------------------------------
                                                   Weighted
                                                    Average         Weighted                               Weighted
              Range of             Number          Remaining        Average             Number              Average
              Exercise          Outstanding       Contractual       Exercise          Exercisable          Exercise
               Prices          (In Millions)     Life (Years)        Price           (In Millions)           Price
        --------------------------------------- ---------------- ---------------   ------------------   ----------------

               Holding
               Company

        ----------------------
        $ 9.06   -$13.88             3.4               3.3            $10.58             22.7                $27.14
        $14.25   -$22.63             3.9               6.7            $20.81              -                    -
        $25.32   -$34.59            13.0               8.4            $29.76              -                    -
        $40.97   -$41.28             3.2               7.6            $41.28              -                    -
        $52.25   -$52.25              .1               9.7            $52.25              -                    -
                              -----------------                                    ------------------
        $ 9.06   -$41.28            23.5               7.3            $27.20             22.7                $27.14
                              ================= ================ ===============   ==================   ================

              Alliance

        ----------------------
        $ 6.63    -$11.13            3.6               3.6            $ 9.60              3.6                $ 9.60
        $12.44    -$26.31            5.2               7.3            $21.29              2.6                $19.85
        $27.31    -$30.94            1.9               8.9            $30.24               .4                $30.24
        $48.50    -$53.75            2.5               9.5            $48.50              -                    -
        $48.50    -$53.75            2.2              10.0            $53.75              -                    -
                              -----------------                                    ------------------
        $ 6.63    -$53.75           15.4               7.4            $28.73              6.6                $14.87
                              ================= ================ ===============   ==================   ================

21)     RELATED PARTY TRANSACTIONS

        Beginning January 1, 2000, the Company reimbursed the Holding Company for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to the Holding Company of the benefits provided which totaled $16.0 million for 2000. Also in 2000, the Company paid $678.9 million of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products in 2000. The Company charged AXA Distribution's subsidiaries $395.0 million for their applicable share of operating expenses in 2000 pursuant to the Agreements for Services.

22)     PRO FORMA FINANCIAL INFORMATION (UNAUDITED)

        Assuming the Bernstein acquisition had occurred on January 1, 1999, revenues for the Company would have been $8.79 billion and $7.05 billion for 2000 and 1999, respectively, on a pro forma basis. The impact of the acquisition on net earnings on a pro-forma basis would not have been material.

        This pro forma financial information does not necessarily reflect the results of operations that would have resulted had the Bernstein acquisition actually occurred on January 1, 1999, nor is the pro forma financial information necessarily indicative of the results of operations that may be achieved for any future period.











                                      F-42
`

                                     PART C

                                OTHER INFORMATION
                                -----------------

Item 24. Financial Statements and Exhibits
         ---------------------------------


         (a) Financial Statements included in Part B.


         1. Separate Account A:
            -------------------
            -Report of Independent Accountants; PricewaterhouseCoopers LLP -Statements of Assets and Liabilities for the Year Ended
             December 31, 2000;
            -Statements of Operations for the Year Ended December 31, 2000; -Statements of Changes in Net Assets for the Years Ended
             December 31, 2000 and 1999;
            -Notes to Financial Statements.

         2. The Equitable Life Assurance Society of the United States:
            ----------------------------------------------------------
            -Report of Independent Accountants; PricewaterhouseCoopers LLP -Consolidated Balance Sheets as of December 31, 2000 and 1999; -Consolidated Statements of Earnings for Years Ended
             December 31, 2000, 1999 and 1998;
            -Consolidated Statements of Equity for Years Ended
             December 31, 2000, 1999 and 1998;
            -Consolidated Statements of Cash Flows for Years Ended
             December 31, 2000, 1999 and 1998; and
            -Notes to Consolidated Financial Statements.

         (b) Exhibits.

         The following exhibits are filed herewith:

         1. (a) Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

            (b) Resolutions of the Board of Directors of Equitable dated October
                16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

         2. Not applicable.


         3. (a) Participation Agreement among EQ Advisors Trust, The Equitable Life Assurance Society of the United States, Equitable Distributors, Inc., and EQ Financial Consultants, Inc. (now AXA Advisors, LLC) dated as of the 14th day of April, 1997, incorporated by reference to the Registration Statement of EQ Advisors Trust (File No. 333-17217) on Form N-1A, filed August 28, 1997.

            (b) Distribution Agreement for services by The Equitable Life
                Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000.

            (c) Distribution Agreement for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000.

         4. Forms of Variable Immediate Annuity contracts, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

         5. Form of application, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

         6. (a) Copy of the Restated Charter of Equitable, adopted August 6, 1992, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

            (b) Copy of the Certificate of Amendment of the Restated Charter of
                Equitable, adopted November 18, 1993, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

            (c) By-Laws of Equitable, as amended through July 22, 1992, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

            (d) By-Laws of Equitable, as amended November 21, 1996, previously filed with this Registration Statement on Form N-4
                (File No. 333-19925) on August 19, 1997.

            (e) Copy of the Restated Charter of Equitable, as amended January 1,
                1997, previously filed with this Registration Statement on Form N-4 (File No. 333-19925) on August 19, 1997.

         7. Not applicable.

         8. Not applicable.

         9. Opinion and Consent of Anthony A. Dreyspool, Esq., Vice President and Associate General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement on Form N-4 (File No. 333-19925) on August 19, 1997.


        10. (a)  Consent of PricewaterhouseCoopers LLP.

            (b) Powers of Attorney previously filed with this Registration Statement No. 333-19925 on April 26, 2000.

            (c)  Power of Attorney for Claus-Michael Dill.

        11. Not applicable.

        12. Not applicable.

        13. Not applicable.

Item 25. Directors and Officers of Equitable.


         Set forth below is information regarding the directors and principal officers of Equitable. Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

DIRECTORS

Francoise Colloc'h                          Director
AXA
25, Avenue Matignon
75008 Paris, France

Claus-Michael Dill                          Director
Gereonsdriesch 9-11
50670 Cologne

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Joseph L. Dionne                            Director
198 North Wilton Rd.
New Canaan, CT 06840

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Jean-Rene Fourtou                           Director
Aventis
46 quai de la Rapee
75601 Paris Cedex 12
France

Norman C. Francis                           Director
Xavier University of Louisiana
7325 Palmetto Street
New Orleans, LA 70125

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Donald J. Greene                            Director
LeBouef, Lamb, Greene & MacRae
125 West 55th Street
New York, NY 10019-4513

John T. Hartley                             Director
Harris Corporation
1025 NASA Boulevard
Melbourne, FL 32919


John H.F. Haskell Jr.                       Director
SBC Warburg Dillion Read LLC
299 Park Ave. 40th Floor
New York, NY 10171

Mary R. (Nina) Henderson                    Director
425 East 86th Street
Apt 12-C
New York, NY 10028

W. Edwin Jarmain                            Director
Jarmain Group Inc.
77 King Street West
Toronto, M5K 1K2
Canada

George T. Lowy                              Director
Cravath, Swaine & Moore
825 Eighth Avenue
New York, NY 10019

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Didier Pineau-Valencienne                   Director
Credit Suisse First Boston
64, rue de Miromesil
75008 Paris, France

George J. Sella, Jr.                        Director
P.O. Box 397
Newton, NJ 07860


Peter J. Tobin                              Director
St. John's University
8,000 Utopia Parkway
Jamaica, NY 11439

Dave H. Williams                            Director
Alliance Capital Management Corporation
1345 Avenue of the Americas
New York, NY 10105

OFFICER-DIRECTORS
-----------------

*Michael Hegarty                            President, Chief Operating
                                            Officer and Director

*Edward D. Miller                           Chairman of the Board,
                                            Chief Executive Officer
                                            and Director

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Derry Bishop                               Executive Vice President and
                                            Managing Director, Retail
                                            Distribution

*Harvey Blitz                               Senior Vice President



*Kevin R. Byrne                             Senior Vice President and Treasurer

*John A. Caroselli                          Executive Vice President

*Selig Erlich                               Senior Vice President and Deputy
                                            General Manager

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

*Paul J. Flora                              Senior Vice President and Auditor


*Robert E. Garber                           Executive Vice President and
                                            Chief Legal Officer


*James D. Goodwin                           Vice President

*Edward J. Hayes                            Senior Vice President

*Mark A. Hug                                Senior Vice President


*Craig Junkens                              Senior Vice President


*Donald R. Kaplan                           Vice President and Chief Compliance
                                            Officer and Associate General
                                            Counsel

*William Levine                             Executive Vice President and
                                            Chief Information Officer

*Michael S. Martin                          Executive Vice President and
                                            Managing Director, Retail
                                            Distribution

*Richard J. Matteis                         Executive Vice President

*Peter D. Noris                             Executive Vice President and Chief
                                            Investment Officer

*Brian S. O'Neil                            Executive Vice President

*Anthony C. Pasquale                        Senior Vice President

*Pauline Sherman                            Senior Vice President, Secretary
                                            and Associate General Counsel

*Richard V. Silver                          Senior Vice President and
                                            General Counsel


*Jose Suquet                                Senior Executive Vice President and
                                            Chief Distribution Officer

*Naomi J. Weinstein                         Vice President

*Gregory Wilcox                             Executive Vice President

*R. Lee Wilson                              Executive Vice President

*Maureen K. Wolfson                         Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.


         Separate Account No. A of The Equitable Life Assurance Society of the United States (the "Separate Account") is a separate account of Equitable. Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.


         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES


                 SOVEREIGN                                                                                           % OF VOTING
 PRINCIPAL      POWER UNDER                                                             NAME OF                       SECURITIES
 BUSINESS     WHICH ORGANIZED             NAME OF COMPANY                         CONTROLLING ENTITY                    OWNED
-----------------------------------------------------------------------------------------------------------------------------------
                  DE           AXA Financial, Inc.                             The Axa Group
                  ND           Frontier Trust Company, FSB                     AXA Financial, Inc.                       100.00%
                  DE           AXA Client Solutions, LLC                       AXA Financial, Inc.                       100.00%
                  DE           AXA Distribution Holding Corporation            AXA Client Solutions, LLC                 100.00%
                  DE           AXA Advisors, LLC                               AXA Distribution Holding Corporation      100.00%
Operating         DE           AXA Network, LLC                                AXA Distribution Holding Corporation      100.00%
Operating         AL           AXA Network of Alabama, LLC                     AXA Network, LLC                          100.00%
Operating         DE           AXA Network of Connecticut, Maine               AXA Network, LLC                          100.00%
                                 and New York, LLC
Operating         MA           AXA Network Insurance Agency of                 AXA Network, LLC                          100.00%
                                 Massachusetts, LLC
Operating         NV           AXA Network of Nevada, Inc.                     AXA Network, LLC                             -
Operating         P.R.         AXA Network of Puerto Rico, Inc.                AXA Network, LLC                             -
Operating         TX           AXA Network Insurance Agency of of Texas, Inc.  AXA Network, LLC                             -
Insurance         NY           The Equitable Life Assurance Society            AXAeClient Solutions, LLC                 100.00%
                                 of the United States
Insurance         CO           The Equitable of Colorado, Inc.                 The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        DE           Equitable Deal Flow Fund, L.P.                  The Equitable Life Assurance Society         -
                                                                                 of the United States
Investment        DE           Equitable Managed Assets, L.P.                  Equitable Deal Flow Fund, L.P.               -
Investment        **           Real Estate Partnership Equities (various)      The Equitable Life Assurance Society         -
                                                                                 of the United States
HCO               NY           Equitable Holdings, LLC                         The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Real Estate       NY           EREIM LP Associates (L.P.)                      The Equitable Life Assurance Society         -
                                                                                 of the United States
Investment        NY           EML Associates, L.P.                            EREIM LP Associates (L.P.)                   -
                               ACMC, Inc.                                      The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        PA           Wil-Gro, Inc.                                   The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        DE           STCS, Inc.                                      The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        MA           Fox Run, Inc.                                   The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        MD           FTM Corp.                                       The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        DE           EVSA, Inc.                                      The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        CA           Equitable BJVS, Inc.                            The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        MA           Equitable Rowes Wharf, Inc.                     The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        TX           GP/EQ Southwest, Inc.                           The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Operating         DE           Equitable Structured Settlement Corp.           The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        DE           ELAS Realty, Inc.                               The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Real Estate       DE           Prime Property Funding II, Inc.                 The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        FL           Sarasota Prime Hotels, LLC                      The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        MI           ECLL, Inc.                                      The Equitable Life Assurance Society      100.00%
                                                                                 of the United States

                      LISTING A -- EQUITABLE HOLDINGS, LLC


                 SOVEREIGN                                                                                           % OF VOTING
 PRINCIPAL      POWER UNDER                                                             NAME OF                       SECURITIES
 BUSINESS     WHICH ORGANIZED             NAME OF COMPANY                         CONTROLLING ENTITY                    OWNED
-----------------------------------------------------------------------------------------------------------------------------------
                               AXA Financial, Inc.                             The AXA Group                                -
                               AXA Client Solutions, LLC                       AXA Financial, Inc.                          -
                               The Equitable Life Assurance Society            AXA Client Solutions, LLC                    -
                                 of the United States
                               Equitable Holdings, LLC                         The Equitable Life Assurance Society         -
                                                                                 of the United States
Operating           DE         ELAS Securities Acquisition Corporation         Equitable Holdings, LLC                   100.00%
Operating           MA         100 Federal Street Realty Corporation           Equitable Holdings, LLC                   100.00%
Operating           MA         100 Federal Street Funding Corporation          Equitable Holdings, LLC                   100.00%
Operating           VT         Equitable Casualty Insurance Company *          Equitable Holdings, LLC                   100.00%
Operating           DE         EREIM LP Corporation                            Equitable Holdings, LLC                   100.00%
Operating           NY         EREIM LP Associates (L.P.)                      EREIM LP Corporation                         -
Investment          NY         EML Associates, L.P.                            EREIM LP Associates (L.P.)                   -
Operating           DE         ECMC, LLC                                       Equitable Holdings, LLC                   100.00%
Investment          DE         Equitable Capital Private Income &              EMC, LLC                                     -
                                 Equity Partnership II, L.P.
Operating           DE         Alliance Capital Management Corporation         Equitable Holdings, LLC                   100.00%
Operating           DE         Equitable JV Holding Corp.                      Equitable Holdings, LLC                   100.00%
Operating           DE         EQ Services, Inc.                               Equitable Holdings, LLC                   100.00%
Operating           DE         EREIM Managers Corporation                      Equitable Holdings, LLC                   100.00%
Investment          DE         ML/EQ Real Estate Portfolio, L.P.               EREIM Managers Corporation                   -
Investment          NY         EML Associates, L.P.                            ML/EQ Real Estate Portfolio                  -
Investment          DE         Equitable JVS, Inc.                             Equitable Holdings, LLC                   100.00%
Investment          NY         Astor Times Square Corp.                        Equitable JVS, Inc.                       100.00%
Investment          NY         Astor/Broadway Acquisition Corp.                Equitable JVS, Inc.                       100.00%
Investment          TX         PC Landmark, Inc.                               Equitable JVS, Inc.                       100.00%
Investment          DE         EJSVS, Inc.                                     Equitable JVS, Inc.                       100.00%
Investment          MD         Equitable JVS II, Inc.                          Equitable Holdings, LLC                   100.00%
Investment          GA         Six-Pac G.P., Inc.                              Equitable Holdings, LLC                   100.00%
Operating           DE         Equitable Distributors, Inc.                    Equitable Holdings, LLC                   100.00%
Operating           DE         Equitable Distributors, LLC                     Equitable Holdings, LLC                   100.00%
Operating           AL         Equitable Distributors Insurance                Equitable Distributors, LLC               100.00%
                                 Agency of Alabama, LLC
Operating           DE         Equitable Distriburors Insurance Agency of      Equitable Distributors, LLC               100.00%
                                 Connecticut, Maine and New York, LLC
Operating           DE         J.M.R. Realty Services, Inc.                    Equitable Holdings, LLC                   100.00%


                      LISTING B -- ALLIANCE CAPITAL MANAGEMENT CORP.


                 SOVEREIGN                                                                                           % OF VOTING
 PRINCIPAL      POWER UNDER                                                             NAME OF                       SECURITIES
 BUSINESS     WHICH ORGANIZED             NAME OF COMPANY                         CONTROLLING ENTITY                    OWNED
-----------------------------------------------------------------------------------------------------------------------------------
                               AXA Financial, Inc.                             The AXA Group                                 -
                               AXA Client Solutions, LLC                       AXA Financial, Inc.                           -
                               The Equitable Life Assurance Society            AXA Client Solutions, LLC                     -
                                 of the United States
                               Equitable Holdings, LLC                         The Equitable Life Assurance Society          -
                                                                                  of the United States
                               Alliance Capital Management Corporation         Equitable Holdings, LLC                       -
Operating       DE             Alliance Capital Management Holding L.P.        Alliance Capital Management                   -
Operating       DE             Alliance Capital Management L.P.                Alliance Capital Management                   -
Operating       DE             Albion Alliance LLC                             Alliance Capital Management, L.P.           37.60%
HCO             DE             Cursitor Alliance LLC                           Alliance Capital Management, L.P.           93.00%
Operating       U.K.           Cursitor Alliance Holdings Ltd.                 Cursitor Alliance LLC                      100.00%
Operating       MA             Draycott Partners. Ltd.                         Cursitor Alliance Holdings, Ltd.           100.00%
Operating       U.K.           Cursitor Alliance Services Ltd.                 Cursitor Alliance Holdings, Ltd.           100.00%
Operating       Lux.           Cursitor Management Co. S.A.                    Cursitor Alliance Holdings, Ltd.           100.00%
Operating       U.K.           Alliance Asset Allocation Ltd.                  Cursitor Alliance Holdings, Ltd.           100.00%
Operating       NY             Cursitor Eaton Asset Management Co.             Alliance Asset Allocation, Ltd.             50.00%
Operating       France         Alliance Cecogest                               Alliance Asset Allocation, Ltd.             75.00%
HCO             DE             Alliance Capital Management LLC                 Alliance Capital Management, L.P.          100.00%
HCO             DE             Sanford C. Bernstein & Co., LLC                 Alliance Capital Management, LLC           100.00%
HCO             DE             Alliance Capital Management Corp. of Delaware   Alliance Capital Management, L.P.          100.00%
Operating       U.K.           Sanford C. Bernstein Ltd.                       Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       Aust.          Sanford C. Bernstein Proprietary Ltd.           Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       DE             Alliance Fund Services, Inc.                    Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       DE             Alliance Fund Distributors, Inc.                Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       DE             Alliance Capital Oceanic Corp.                  Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       Brazil         Alliance Capital Management (Brazil) Ltd.       Alliance Capital Management Corp.           99.00%
                                                                                 of Delaware
Operating       Aust.          Alliance Capital Management Australia Limited   Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       DE             Meiji - Alliance Capital Corp.                  Alliance Capital Management Corp.           50.00%
                                                                                 of Delaware
Operating       Lux.           Alliance Capital (Luxembourg) S.A.              Alliance Capital Management Corp.           99.98%
                                                                                 of Delaware
Operating       DE             Alliance Barra Research Institute, Inc.         Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       DE             Alliance Capital Management Canada, Inc.        Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       DE             Alliance Capital Global Derivatives Corp.       Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       Lux.           ACM Global Investor Services S.A.               Alliance Capital Management Corp.           99.00%
                                                                                 of Delaware
Operating       Spain          ACM Fund Services (Espana) S.L.                 ACM Global Investor Services S.A.          100.00%
Operating       Singapore      Alliance Capital Management (Singapore) Ltd.    Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       Cayman Isl.    ACM CIIC Investment Management Ltd.             Alliance Capital Management Corp.           54.00%
                                                                                 of Delaware
Operating       DE             ACM Software Services Ltd.                      Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware


                      LISTING B -- ALLIANCE CAPITAL MANAGEMENT CORP.


                 SOVEREIGN                                                                                           % OF VOTING
 PRINCIPAL      POWER UNDER                                                             NAME OF                       SECURITIES
 BUSINESS     WHICH ORGANIZED              NAME OF COMPANY                        CONTROLLING ENTITY                    OWNED
-----------------------------------------------------------------------------------------------------------------------------------
                               AXA Financial, Inc.                             The AXA Group                                 -
                               AXA Client Solutions, LLC                       AXA Financial, Inc.                        100.00%
                               The Equitable Life Assurance Society            AXA Client Solutions, LLC                     -
                                 of the United States
                               Equitable Holdings, LLC                         The Equitable Life Assurance Society          -
                                                                                 of the United States
                               Alliance Capital Management Corporation         Equitable Holdings, LLC                       -
                               Alliance Capital Management L.P.                Alliance Capital Management                   -
                                                                                 Corporation
                               Alliance Capital Management Corp.               Alliance Capital Management L.P.              -
                                 of Delaware (Cont'd)
Operating      Austria         East Fund Managementberatung GmbH.              Alliance Capital Management Corp. of        51.00%
                                                                                 of Delaware
Operating      Czech           Albion Alliance EFM                             East Fund Managementberatung GmbH           49.00%
Operating      Cyprus          East Fund Management (Cyprus) Ltd.              East Fund Managementberatung GmbH          100.00%
Operating      Romania         EFM Consultanta Financiara Bucuresti SRL        East Fund Management (Cyprus) Ltd.         100.00%
Operating      Mauritius       Alliance Capital (Mauritius) Private Ltd.       Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      India           Alliance Capital Asset Management               Alliance Capital (Mauritius)                75.00%
                                (India) Private Ltd.                             Private Ltd.
Operating      India           ACSYS Software India Private Ltd.               Alliance Capital (Mauritius)                51.00%
                                                                                 Private Ltd.
Operating      India           ACAM Trust Company Private Ltd.                 Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      DE              Alliance Eastern Europe, Inc.                   Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      DE              Alliance Capital Management (Asia) Ltd.         Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      Turkey          Alliance Capital Management (Turkey) Ltd.       Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      Japan           Alliance Capital Asset Management (Japan) Ltd.  Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      U.K.            Alliance Capital Limited                        Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      U.K.            Alliance Capital Services Ltd.                  Alliance Capital Limited                   100.00%
Operating      U.K.            Dimensional Trust Management Ltd.               Alliance Capital Services Ltd.             100.00%
Operating      DE              Alliance Corporate Finance Group Inc.           Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      Brazil          BCN Alliance Capital Management SA              Alliance Capital Management Corp.           50.00%
                                                                                 of Delaware
Operating      Poland          Przymierze Trust Fund Co.                       Alliance Capital Management Corp.           49.00%
                                                                                 of Delaware
Operating      Russia          Alliance SBS-AGRO Capital Management Co.        Alliance Capital Management Corp.           49.00%
                                                                                 of Delaware
Operating      Poland          Pekao/Alliance PTE S.A.                         Alliance Capital Management Corp.           49.00%
                                                                                 of Delaware
Operating      U.K.            Whittingdale Holdings Ltd.                      Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      U.K.            Alliance Capital Whittingdale Ltd.              Whittingdale Holdings Ltd.                 100.00%
Operating      U.K.            ACM Investments Ltd.                            Whittingdale Holdings Ltd.                 100.00%
Operating      U.K.            Whittingdale Nominees Ltd.                      Whittingdale Holdings Ltd.                 100.00%
Operating      So Korea        Hanwha Investment Trust Mgmt. Co., Ltd          Alliance Capital Management Corp.           20.00%
                                                                                 of Delaware
Operating      H.K.            New Alliance Asset Management (Asia) Ltd        Alliance Capital Management Corp.           50.00%
                                                                                 of Delaware
Operating      Lux.            ACM New-Alliance (Luxembourg) S.A.              Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      So Africa       Alliance Capital Mgmt. (Proprietary) Ltd.       Alliance Capital Management Corp.           80.00%
                                                                                 of Delaware
Operating      Zimbabwe        Alliance-MBCA Capital (Private) Ltd.            Alliance Capital Mgmt.                      50.00%
                                                                                 (Proprietary) Ltd.
Operating      Namibia         Alliance Odyssey Capital Mgmt. (Nambia)         Alliance Capital Mgmt.                     100.00%
                                 (Proprietary) Ltd.                              (Proprietary) Ltd.



                                AXA GROUP CHART

                                    SOVEREIGN POWER                                                                      % OF VOTING
                                      UNDER WHICH                                                                         SECURITIES
PRINCIPAL BUSINESS                     ORGANIZED               NAME OF COMPANY             NAME OF CONTROLLING ENTITY       OWNED
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES & REAL ESTATE       AUSTRALIA         NATIONAL MUTUAL FUND MANAGEMENT AXA ASIA PACIFIC HOLDINGS LIMITED    100.00
FINANCIAL SERVICES & REAL ESTATE       BELGIUM           AXA INVESTMENT MANAGERS         AXA INVESTMENT MANAGERS              100.00
                                                           BRUXELLES
FINANCIAL SERVICES & REAL ESTATE       BELGIUM           AXA BANK BELGIUM                AXA HOLDINGS BELGIUM                 100.00
FINANCIAL SERVICES & REAL ESTATE       BELGIUM           IPPA VASTGOED                   AXA HOLDINGS BELGIUM                 100.00
FINANCIAL SERVICES & REAL ESTATE       BELGIUM           ROYALE BELGE INVESTISSEMENT     AXA ROYALE BELGE                      33.03
FINANCIAL SERVICES & REAL ESTATE       BELGIUM           ROYALE BELGE INVESTISSEMENT     AXA ROYALE BELGE                      66.97
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA ROYALE BELGE                       1.89
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA ROYALE BELGE                       2.32
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA                                   45.04
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA CORPORATE SOLUTIONS                0.81
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA ASSURANCES IARD                   15.11
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA COLONIA KONZERN AG                 5.93
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         DIRECT ASSURANCES IARD                 0.20
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA LEVEN NV                           2.10
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         NATIONAL MUTUAL FUND MANAGEMENT        4.07
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA UK PLC                            18.40
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA COURTAGE IARD                      1.62
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA GRANDE ARMEE                AXA INVESTMENT MANAGERS               99.99
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA GESTION FCP                 AXA INVESTMENT MANAGERS PARIS         99.99
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA INVESTMENT MANAGERS PRIVATE      100.00
                                                           PRIVATE EQUITY EUROPE SA        EQUITY
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA INVESTMENT MANAGERS              100.00
                                                           PRIVATE EQUITY
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS PARIS   AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA CREDIT                      COMPAGNIE FINANCIERE DE PARIS         65.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA MILLESIMES                  AXA                                   10.10
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA MILLESIMES                  AXA CORPORATE SOLUTIONS               11.95
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA MILLESIMES                  SOCIETE BEAUJON                        7.26
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA MILLESIMES                  JOUR FINANCE                           6.87
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE SURESNES                AXA ASSURANCES IARD                   21.19
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE SURESNES                SOCIETE BEAUJON                        0.92
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE SURESNES                COMPAGNIE FINANCIERE DE PARIS         51.07
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE SURESNES                JOUR FINANCE                          20.63
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE SURESNES                AXA COURTAGE IARD                      2.53
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA BANQUE                      COMPAGNIE FINANCIERE DE PARIS        100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            BANQUE DE MARCHES ET            AXA                                   19.51
                                                           D'ARBITRAGE
FINANCIAL SERVICES & REAL ESTATE       FRANCE            BANQUE DE MARCHES ET            AXA COURTAGE IARD                      8.20
                                                           D'ARBITRAGE
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COMPAGNIE FINANCIERE DE PARIS   AXA                                  100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE 21 MATIGNON             AXA                                    0.55
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE 21 MATIGNON             SGCI                                  99.44
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE VICTOIRE                SGCI                                  99.74
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA ASSET MANAG CONSULTANT      AXA INVESTMENT MANAGERS               99.95
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COMPAGNIE PARISIENNE DE         SOFINAD                              100.00
                                                           PARTICIPATIONS
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA GESTION INTERESSEMENT       AXA INVESTMENT MANAGERS PARIS        100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            BANQUE DES TUILERIES            COMPAGNIE FINANCIERE DE PARIS        100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS FUNDS   AXA INVESTMENT MANAGERS               98.84
                                                           MANAGEMENT
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS FUNDS   AXA INVESTMENT MANAGERS PARIS          1.16
                                                           MANAGEMENT
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA ASSET MANAGEMENT            AXA INVESTMENT MANAGERS               50.48
                                                           PRIVATE EQUITY EUROPE SA        PRIVATE EQUITY


                                    SOVEREIGN POWER                                                                      % OF VOTING
                                      UNDER WHICH                                                                         SECURITIES
PRINCIPAL BUSINESS                     ORGANIZED               NAME OF COMPANY             NAME OF CONTROLLING ENTITY       OWNED
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL SERVICES & REAL ESTATE       FRANCE            MONTE SCOPETO                   COMPAGNIE PARISIENNE DE               99.99
                                                                                           PARTICIPATIONS
FINANCIAL SERVICES & REAL ESTATE       FRANCE            SGCI                            AXA                                  100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            SOFAPI                          COMPAGNIE FINANCIERE DE PARIS        100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            HOLDING SOFFIM                  COMPAGNIE FINANCIERE DE PARIS        100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            SOFINAD                         COMPAGNIE FINANCIERE DE PARIS        100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            TRANSAXIM                       COMPAGNIE PARISIENNE DE              100.00
                                                                                           PARTICIPATIONS
FINANCIAL SERVICES & REAL ESTATE       FRANCE            BANQUE WORMS                    COMPAGNIE FINANCIERE DE PARIS        100.00
FINANCIAL SERVICES & REAL ESTATE       GERMANY           AXA COLONIA ASSET MANAGEMENT    AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       GERMANY           AXA COLONIA KAG                 AXA INVESTMENT MANAGERS               85.00
FINANCIAL SERVICES & REAL ESTATE       GERMANY           AXA FUNDS GMBH                  AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       GERMANY           AXA VORSORGEBANK                AXA COLONIA KONZERN AG               100.00
FINANCIAL SERVICES & REAL ESTATE       GERMANY           AXA COLONIA BAUSPARKASSE AG     AXA COLONIA KONZERN AG                66.67
FINANCIAL SERVICES & REAL ESTATE       GERMANY           AXA COLONIA BAUSPARKASSE AG     AXA COLONIA LEBEN                     32.98
FINANCIAL SERVICES & REAL ESTATE       GREAT BRITAIN     AXA ASSET MANAGEMENT LTD        AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       GREAT BRITAIN     AXA INVESTMENT MANAGERS GS      AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       GREAT BRITAIN     AXA INVESTMENT MANAGERS LIMITED AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       GREAT BRITAIN     AXA MULTIMANAGER LIMITED        AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       GREAT BRITAIN     AXA INVESTMENT MANAGERS UK      AXA INVESTMENT MANAGERS               66.67
FINANCIAL SERVICES & REAL ESTATE       GREAT BRITAIN     AXA INVESTMENT MANAGERS UK      AXA ASSET MANAGEMENT LTD              33.33
FINANCIAL SERVICES & REAL ESTATE       HONG KONG         AXA INVESTMENT MANAGERS HK SAR  AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       HONG KONG         AXA INVESTMENT MANAGERS HONG    AXA INVESTMENT MANAGERS              100.00
                                                           KONG
FINANCIAL SERVICES & REAL ESTATE       ITALY             AXA INVESTMENT MANAGERS MILAN   AXA INVESTMENT MANAGERS               99.00
FINANCIAL SERVICES & REAL ESTATE       ITALY             AXA INVESTMENT MANAGERS MILAN   AXA ASSICURAZIONI (VIE)                1.00
FINANCIAL SERVICES & REAL ESTATE       JAPAN             AXA INVESTMENT MANAGERS TOKYO   AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       THE NETHERLANDS   AXA INVESTMENT MANAGERS DEN     AXA INVESTMENT MANAGERS              100.00
                                                           HAAG
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     AXA GLOBAL STRUCTURED PRODUCT   AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     AXA INVESTMENT MANAGERS         AXA INVESTMENT MANAGERS              100.00
                                                           HOLDING INC.
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     AXA INVESTMENT MANAGERS NEW     AXA INVESTMENT MANAGERS              100.00
                                                           YORK
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     AXA INVESTMENT MANAGERS         AXA INVESTMENT MANAGERS PRIVATE      100.00
                                                           PRIVATE EQUITY FUND             EQUITY
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     AXA INVESTMENT MANAGERS ROSE    AXA INVESTMENT MANAGERS               90.00
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     AXA INVESTMENT MANAGERS ROSE    AXA INVESTMENT MANAGERS HOLDING       10.00
                                                                                           INC.
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     AXA ROSENBERG LLC               AXA INVESTMENT MANAGERS ROSE          50.00
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     ALLIANCE CAPITAL MANGEMENT      THE EQUITABLE LIFE ASSURANCE         100.00
                                                           CORP.                           SOCIETY
HOLDINGS & MISC. BUSINESSES            AUSTRALIA         AXA ASIA PACIFIC HOLDINGS       AXA EQUITY & LAW LIFE ASSURANCE        8.90
                                                           LIMITED                         SOCIETY
HOLDINGS & MISC. BUSINESSES            AUSTRALIA         AXA ASIA PACIFIC HOLDINGS       AXA                                   42.10
                                                           LIMITED
HOLDINGS & MISC. BUSINESSES            BELGIUM           FINAXA BELGIUM                  AXA                                   99.99
HOLDINGS & MISC. BUSINESSES            BELGIUM           ROYALE BELGE INTERNATIONAL      ROYALE BELGE INVESTISSEMENT          100.00
HOLDINGS & MISC. BUSINESSES            BELGIUM           AXA HOLDINGS BELGIUM            AXA CORPORATE SOLUTIONS ASSURANCE      3.02
HOLDINGS & MISC. BUSINESSES            BELGIUM           AXA HOLDINGS BELGIUM            AXA                                   43.75
HOLDINGS & MISC. BUSINESSES            BELGIUM           AXA HOLDINGS BELGIUM            AXA PARTICIPATONS BELGIUM             49.10
HOLDINGS & MISC. BUSINESSES            BELGIUM           AXA HOLDINGS BELGIUM            VINCI BV                               4.11
HOLDINGS & MISC. BUSINESSES            BELGIUM           AXA PARTICIPATONS BELGIUM       AXA CORPORATE SOLUTIONS ASSURANCE     12.63
HOLDINGS & MISC. BUSINESSES            BELGIUM           AXA PARTICIPATONS BELGIUM       AXA                                   79.57
HOLDINGS & MISC. BUSINESSES            BELGIUM           AXA PARTICIPATONS BELGIUM       AXA COURTAGE IARD                      7.79
HOLDINGS & MISC. BUSINESSES            FRANCE            AXA CHINA                       AXA CHINA REGION LIMITED              49.00
HOLDINGS & MISC. BUSINESSES            FRANCE            AXA CHINA                       AXA                                   51.00
HOLDINGS & MISC. BUSINESSES            FRANCE            SOCIETE BEAUJON                 AXA                                   99.78


                                    SOVEREIGN POWER                                                                      % OF VOTING
                                      UNDER WHICH                                                                         SECURITIES
PRINCIPAL BUSINESS                     ORGANIZED               NAME OF COMPANY             NAME OF CONTROLLING ENTITY       OWNED
------------------------------------------------------------------------------------------------------------------------------------

HOLDINGS & MISC. BUSINESSES            FRANCE            SOCIETE BEAUJON                 AXA ASSURANCES IARD                    0.22
HOLDINGS & MISC. BUSINESSES            FRANCE            COLISEE EXCELLENCE              FINANCIERE MERMOZ                    100.00
HOLDINGS & MISC. BUSINESSES            FRANCE            AXA DIRECT                      AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            FRANCE            FINANCIERE 45                   AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            FRANCE            JOUR FINANCE                    AXA CONSEIL VIE                       60.47
HOLDINGS & MISC. BUSINESSES            FRANCE            JOUR FINANCE                    AXA ASSURANCES IARD                   39.53
HOLDINGS & MISC. BUSINESSES            FRANCE            LOR FINANCE                     AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            FRANCE            MOFIPAR                         AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            FRANCE            FINANCIERE MERMOZ               AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            FRANCE            AXA FRANCE ASSURANCE            AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            GERMANY           AXA COLONIA KONZERN AG          AXA                                   25.49
HOLDINGS & MISC. BUSINESSES            GERMANY           AXA COLONIA KONZERN AG          KOLNISCHE VERWALTUNGS                 25.63
HOLDINGS & MISC. BUSINESSES            GERMANY           AXA COLONIA KONZERN AG          VINCI BV                              39.73
HOLDINGS & MISC. BUSINESSES            GERMANY           GRE CONTINENTAL EUROPE HOLDING  AXA COLONIA KONZERN AG               100.00
                                                           GMBH
HOLDINGS & MISC. BUSINESSES            GERMANY           KOLNISCHE VERWALTUNGS           AXA                                    8.83
HOLDINGS & MISC. BUSINESSES            GERMANY           KOLNISCHE VERWALTUNGS           AXA COLONIA KONZERN AG                23.02
HOLDINGS & MISC. BUSINESSES            GERMANY           KOLNISCHE VERWALTUNGS           VINCI BV                              67.72
HOLDINGS & MISC. BUSINESSES            GREAT BRITAIN     AXA EQUITY & LAW PLC            AXA                                   99.94
HOLDINGS & MISC. BUSINESSES            GREAT BRITAIN     GUARDIAN ROYAL EXCHANGE PLC     AXA UK PLC                           100.00
HOLDINGS & MISC. BUSINESSES            GREAT BRITAIN     AXA UK PLC                      AXA EQUITY & LAW PLC                  21.74
HOLDINGS & MISC. BUSINESSES            GREAT BRITAIN     AXA UK PLC                      AXA                                   78.26
HOLDINGS & MISC. BUSINESSES            ITALY             AXA ITALIA S.P.A                AXA                                   96.99
HOLDINGS & MISC. BUSINESSES            ITALY             AXA ITALIA S.P.A                AXA COLLECTIVES                        3.01
HOLDINGS & MISC. BUSINESSES            JAPAN             AXA NICHIDAN INSURANCE HOLDING  AXA                                   96.39
HOLDINGS & MISC. BUSINESSES            LUXEMBOURG        AXA LUXEMBOURG SA               AXA HOLDINGS BELGIUM                 100.00
HOLDINGS & MISC. BUSINESSES            MOROCCO           AXA ONA                         AXA                                   51.00
HOLDINGS & MISC. BUSINESSES            SINGAPORE         AXA INSURANCE INVESTMENT        AXA                                  100.00
                                                           HOLDING
HOLDINGS & MISC. BUSINESSES            SPAIN             AXA AURORA                      AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   GELDERLAND                      AXA HOLDINGS BELGIUM                 100.00
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   AXA NEDERLAND BV                AXA ROYALE BELGE NON VIE              17.29
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   AXA NEDERLAND BV                AXA ROYALE BELGE                      21.24
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   AXA NEDERLAND BV                GELDERLAND                            38.94
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   AXA NEDERLAND BV                ROYALE BELGE INTERNATIONAL            12.77
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   AXA NEDERLAND BV                AXA HOLDINGS BELGIUM                   4.11
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   AXA VERZEKERINGEN               AXA NEDERLAND BV                     100.00
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   VINCI BV                        AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            TURKEY            AXA OYAK HOLDING AS             AXA                                   50.00
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA MERGER                      AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              AXA EQUITY & LAW LIFE ASSURANCE        4.09
                                                                                           SOCIETY
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              AXA                                   70.62
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              AXA MERGER                            12.24
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              AXA CORPORATE SOLUTIONS                2.95
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              SOCIETE BEAUJON                        0.44
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              FINANCIERE 45                          3.20
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              LOR FINANCE                            6.42
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              AXA CORPORATE SOLUTIONS                0.03
                                                                                           REINSURANCE CY
INSURANCE & REINSURANCE                AUSTRALIA         AUSTRALIAN CASUALTY INSUR PTY   AXA ASIA PACIFIC HOLDINGS LIMITED    100.00
                                                           LTD


                                    SOVEREIGN POWER                                                                      % OF VOTING
                                      UNDER WHICH                                                                         SECURITIES
PRINCIPAL BUSINESS                     ORGANIZED               NAME OF COMPANY             NAME OF CONTROLLING ENTITY       OWNED
------------------------------------------------------------------------------------------------------------------------------------

INSURANCE & REINSURANCE                AUSTRALIA         NATIONAL MUTUAL HEALTH INSUR    AXA ASIA PACIFIC HOLDINGS LIMITED    100.00
                                                           PY LIMITED
INSURANCE & REINSURANCE                AUSTRALIA         NATIONAL MUTUAL INTERNATIONAL   NATIONAL MUTUAL FINANCIAL SERVICES   100.00
INSURANCE & REINSURANCE                AUSTRALIA         NATIONAL MUTUAL FINANCIAL       AXA ASIA PACIFIC HOLDINGS LIMITED    100.00
                                                           SERVICES
INSURANCE & REINSURANCE                AUSTRIA           AXA NORDSTERN COLONIA           AXA COLONIA LEBEN                     10.05
                                                           VERSICHERUNG
INSURANCE & REINSURANCE                AUSTRIA           AXA NORDSTERN COLONIA           AXA COLONIA VERSICHERUNG              89.95
                                                           VERSICHERUNG
INSURANCE & REINSURANCE                AUSTRIA           AXA NORDSTERN COLONIA LEBEN     AXA NORDSTERN COLONIA VERSICHERUNG   100.00
INSURANCE & REINSURANCE                BELGIUM           AXA ROYALE BELGE                AXA HOLDINGS BELGIUM                  99.58
INSURANCE & REINSURANCE                BELGIUM           AXA ROYALE BELGE                UAB NON VIE                            0.04
INSURANCE & REINSURANCE                BELGIUM           AXA ROYALE BELGE                UAB                                    0.38
INSURANCE & REINSURANCE                BELGIUM           ARDENNE PREVOYANTE              AXA HOLDINGS BELGIUM                 100.00
INSURANCE & REINSURANCE                BELGIUM           ASSURANCES LA POSTE             AXA HOLDINGS BELGIUM                  50.00
INSURANCE & REINSURANCE                BELGIUM           ASSURANCES LA POSTE VIE         AXA HOLDINGS BELGIUM                  50.00
INSURANCE & REINSURANCE                BELGIUM           UAB NON VIE                     AXA HOLDINGS BELGIUM                 100.00
INSURANCE & REINSURANCE                CANADA            AXA CANADA                      AXA                                  100.00
INSURANCE & REINSURANCE                CANADA            AXA CANADA ADP                  AXA CANADA                           100.00
INSURANCE & REINSURANCE                CHINA             AXA MINMETALS ASSURANCE CO LTD  AXA CHINA                             51.00
INSURANCE & REINSURANCE                FRANCE            CORPORATE SOLUTIONS ASSURANCE   AXA CORPORATE SOLUTIONS               98.49
INSURANCE & REINSURANCE                FRANCE            AXA CONSEIL VIE                 AXA FRANCE ASSURANCE                 100.00
INSURANCE & REINSURANCE                FRANCE            ARGOVIE                         AXA COLLECTIVES                       94.03
INSURANCE & REINSURANCE                FRANCE            AXA CORPORATE SOLUTIONS         AXA CORPORATE SOLUTIONS ASSURANCE      1.54
INSURANCE & REINSURANCE                FRANCE            AXA CORPORATE SOLUTIONS         AXA                                   89.98
INSURANCE & REINSURANCE                FRANCE            AXA CORPORATE SOLUTIONS         AXA ASSURANCES IARD                    6.03
INSURANCE & REINSURANCE                FRANCE            AXA CORPORATE SOLUTIONS         AXA COURTAGE IARD                      2.17
INSURANCE & REINSURANCE                FRANCE            AXA CORPORATE SOLUTIONS         AXA COLLECTIVES                        0.02
INSURANCE & REINSURANCE                FRANCE            AXA ASSURANCES IARD             AXA FRANCE ASSURANCE                 100.00
INSURANCE & REINSURANCE                FRANCE            AXA RE FINANCE                  AXA CORPORATE SOLUTIONS               65.83
INSURANCE & REINSURANCE                FRANCE            AXA RE FINANCE                  AXA CESSIONS                          13.17
INSURANCE & REINSURANCE                FRANCE            AXA ASSURANCES VIE              AXA FRANCE ASSURANCE                  88.87
INSURANCE & REINSURANCE                FRANCE            AXA ASSURANCES VIE              AXA COLLECTIVES                       11.13
INSURANCE & REINSURANCE                FRANCE            C.G.R.M. MONTE-CARLO            AXA CORPORATE SOLUTIONS               99.99
INSURANCE & REINSURANCE                FRANCE            JURIDICA                        AXA FRANCE ASSURANCE                  98.51
INSURANCE & REINSURANCE                FRANCE            DIRECT ASSURANCES IARD          AXA DIRECT                           100.00
INSURANCE & REINSURANCE                FRANCE            DIRECT ASSURANCES VIE           AXA DIRECT                           100.00
INSURANCE & REINSURANCE                FRANCE            NATIO ASSURANCES                AXA ASSURANCES IARD                   50.00
INSURANCE & REINSURANCE                FRANCE            NSM VIE                         AXA FRANCE ASSURANCE                  35.64
INSURANCE & REINSURANCE                FRANCE            NSM VIE                         AXA COLLECTIVES                        4.46
INSURANCE & REINSURANCE                FRANCE            AXA ASSISTANCE                  AXA                                  100.00
INSURANCE & REINSURANCE                FRANCE            SPS RE                          AXA CORPORATE SOLUTIONS               69.94
INSURANCE & REINSURANCE                FRANCE            AXA CESSIONS                    AXA CORPORATE SOLUTIONS              100.00
INSURANCE & REINSURANCE                FRANCE            SAINT GEORGES RE                AXA                                   99.40
INSURANCE & REINSURANCE                FRANCE            SAINT GEORGES RE                AXA FRANCE ASSURANCE                   0.60
INSURANCE & REINSURANCE                FRANCE            AXA CONSEIL IARD                AXA FRANCE ASSURANCE                 100.00
INSURANCE & REINSURANCE                FRANCE            AXA COURTAGE IARD               AXA FRANCE ASSURANCE                  99.65
INSURANCE & REINSURANCE                FRANCE            AXA COLLECTIVES                 AXA ASSURANCES IARD                    3.69
INSURANCE & REINSURANCE                FRANCE            AXA COLLECTIVES                 AXA FRANCE ASSURANCE                  95.71
INSURANCE & REINSURANCE                GERMANY           SICHER DIRECT                   AXA COLONIA VERSICHERUNG             100.00
INSURANCE & REINSURANCE                GERMANY           AXA COLONIA LEBEN               AXA COLONIA KONZERN AG                47.81


                                    SOVEREIGN POWER                                                                      % OF VOTING
                                      UNDER WHICH                                                                         SECURITIES
PRINCIPAL BUSINESS                     ORGANIZED               NAME OF COMPANY             NAME OF CONTROLLING ENTITY       OWNED
------------------------------------------------------------------------------------------------------------------------------------

INSURANCE & REINSURANCE                GERMANY           AXA COLONIA LEBEN               AXA COLONIA VERSICHERUNG              52.19
INSURANCE & REINSURANCE                GERMANY           AXA COLONIA VERSICHERUNG        AXA COLONIA KONZERN AG                74.41
INSURANCE & REINSURANCE                GERMANY           AXA COLONIA VERSICHERUNG        GRE CONTINENTAL EUROPE HOLDING GMBH   25.59
INSURANCE & REINSURANCE                GERMANY           AXA COLONIA KRANKEN             AXA COLONIA KONZERN AG                51.00
                                                           VERSICHERUNG
INSURANCE & REINSURANCE                GERMANY           AXA COLONIA KRANKEN             AXA COLONIA LEBEN                     48.36
                                                           VERSICHERUNG
INSURANCE & REINSURANCE                GERMANY           AXA NORDSTERN ART               AXA COLONIA KONZERN AG               100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA EQUITY & LAW LIFE           AXA SUN LIFE                         100.00
                                                           ASSURANCE SOCIETY
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA INSURANCE UK                GUARDIAN ROYAL EXCHANGE PLC          100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA SUN LIFE                    AXA UK PLC                           100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA UK HOLDING PLC              AXA CORPORATE SOLUTIONS              100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA INSURANCE PLC               GUARDIAN ROYAL EXCHANGE PLC          100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA GLOBAL RISKS (U.K.) LTD     AXA CORPORATE SOLUTIONS              100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA UK                          AXA                                  100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     PPP GROUP PLC                   GUARDIAN ROYAL EXCHANGE PLC          100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     PPP HEALTHCARE LTD              AXA INSURANCE UK                     100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     PPP LIFETIMECARE                GUARDIAN ROYAL EXCHANGE PLC          100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA REINSURANCE UK PLC          AXA UK HOLDING PLC                   100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     ENGLISH & SCOTTISH              AXA UK                               100.00
INSURANCE & REINSURANCE                HONG KONG         AXA CHINA REGION LIMITED        NATIONAL MUTUAL FINANCIAL SERVICES   100.00
INSURANCE & REINSURANCE                HONG KONG         AXA INSURANCE HONG-KONG         AXA                                   17.50
INSURANCE & REINSURANCE                HONG KONG         AXA INSURANCE HONG-KONG         AXA INSURANCE INVESTMENT HOLDING      82.50
INSURANCE & REINSURANCE                HONG KONG         AXA GENERAL INSURANCE HK        AXA                                  100.00
INSURANCE & REINSURANCE                HUNGARY           AXA COLONIA BIZTOSITO DOMMAGES  AXA NORDSTERN COLONIA VERSICHERUNG   100.00
INSURANCE & REINSURANCE                HUNGARY           AXA COLONIA BIZTOSITO VIE       AXA NORDSTERN COLONIA VERSICHERUNG   100.00
INSURANCE & REINSURANCE                IRELAND           GUARDIAN DUBLIN DOCKS           GUARDIAN PMPA GROUP LTD              100.00
INSURANCE & REINSURANCE                IRELAND           GUARDIAN PMPA GROUP LTD         GUARDIAN ROYAL EXCHANGE PLC          100.00
INSURANCE & REINSURANCE                ITALY             AXA INTERLIFE                   AXA                                  100.00
INSURANCE & REINSURANCE                ITALY             AXA ASSICURAZIONI               AXA CONSEIL VIE                        1.84
INSURANCE & REINSURANCE                ITALY             AXA ASSICURAZIONI               AXA                                   85.87
INSURANCE & REINSURANCE                ITALY             AXA ASSICURAZIONI               AXA ITALIA S.P.A                      10.40
INSURANCE & REINSURANCE                ITALY             AXA ASSICURAZIONI               AXA COLLECTIVES                        1.88
INSURANCE & REINSURANCE                ITALY             UAP VITA                        AXA CONSEIL VIE                       18.70
INSURANCE & REINSURANCE                ITALY             UAP VITA                        AXA                                   62.21
INSURANCE & REINSURANCE                ITALY             UAP VITA                        AXA COLLECTIVES                       19.08
INSURANCE & REINSURANCE                JAPAN             AXA NICHIDAN LIFE               AXA NICHIDAN INSURANCE HOLDING       100.00
INSURANCE & REINSURANCE                JAPAN             AXA NON LIFE INSURANCE CO LTD   AXA                                  100.00
INSURANCE & REINSURANCE                JAPAN             NICHIDAN LIFE                   AXA NICHIDAN INSURANCE HOLDING       100.00
INSURANCE & REINSURANCE                LUXEMBOURG        AXA ASSURANCES LUXEMBOURG       AXA LUXEMBOURG SA                    100.00
INSURANCE & REINSURANCE                LUXEMBOURG        AXA ASSUR. VIE LUXEMBOURG       AXA LUXEMBOURG SA                    100.00
INSURANCE & REINSURANCE                LUXEMBOURG        CREALUX                         AXA HOLDINGS BELGIUM                 100.00
INSURANCE & REINSURANCE                LUXEMBOURG        FUTUR RE                        CORPORATE SOLUTIONS ASSURANCE        100.00
INSURANCE & REINSURANCE                LUXEMBOURG        PANEURORE                       AXA INSURANCE UK                      20.00
INSURANCE & REINSURANCE                LUXEMBOURG        PANEURORE                       AXA PORTUGAL COMPANHIA DE SEGUROS      5.00
INSURANCE & REINSURANCE                LUXEMBOURG        PANEURORE                       AXA COLONIA VERSICHERUNG              20.00
INSURANCE & REINSURANCE                LUXEMBOURG        PANEURORE                       AXA ASSICURAZIONI                      5.00
INSURANCE & REINSURANCE                LUXEMBOURG        PANEURORE                       AURORA IBERICA SA DE SEGUROS Y        10.00
                                                                                           REAS.
INSURANCE & REINSURANCE                LUXEMBOURG        PANEURORE                       ROYALE BELGE INVESTISSEMENT           20.00


                                    SOVEREIGN POWER                                                                      % OF VOTING
                                      UNDER WHICH                                                                         SECURITIES
PRINCIPAL BUSINESS                     ORGANIZED               NAME OF COMPANY             NAME OF CONTROLLING ENTITY       OWNED
------------------------------------------------------------------------------------------------------------------------------------

INSURANCE & REINSURANCE                LUXEMBOURG        PANEURORE                       SAINT GEORGES RE                      20.00
INSURANCE & REINSURANCE                MOROCCO           AXA ASSURANCE MAROC             AXA ONA                               99.99
INSURANCE & REINSURANCE                MOROCCO           EPARGNE CROISSANCE              AXA ASSURANCE MAROC                   99.59
INSURANCE & REINSURANCE                PORTUGAL          AXA PORTUGAL COMPANHIA DE       AXA CORPORATE SOLUTIONS ASSURANCE      9.07
                                                           SEGUROS
INSURANCE & REINSURANCE                PORTUGAL          AXA PORTUGAL COMPANHIA DE       AXA PORTUGAL SEGUROS VIDA              2.15
                                                           SEGUROS
INSURANCE & REINSURANCE                PORTUGAL          AXA PORTUGAL COMPANHIA DE       AXA CONSEIL VIE                        5.37
                                                           SEGUROS
INSURANCE & REINSURANCE                PORTUGAL          AXA PORTUGAL COMPANHIA DE       AXA                                   82.98
                                                           SEGUROS
INSURANCE & REINSURANCE                PORTUGAL          AXA PORTUGAL SEGUROS VIDA       AXA CONSEIL VIE                       87.63
INSURANCE & REINSURANCE                PORTUGAL          AXA PORTUGAL SEGUROS VIDA       AXA                                    7.46
INSURANCE & REINSURANCE                SINGAPORE         AXA INSURANCE SINGAPORE         AXA                                   25.77
INSURANCE & REINSURANCE                SINGAPORE         AXA INSURANCE SINGAPORE         AXA INSURANCE INVESTMENT HOLDING      74.23
INSURANCE & REINSURANCE                SINGAPORE         AXA LIFE SINGAPOUR              NATIONAL MUTUAL INTERNATIONAL        100.00
INSURANCE & REINSURANCE                SINGAPORE         AXA CORPORATE SOLUTIONS ASIA    AXA CORPORATE SOLUTIONS              100.00
                                                           PACIFIC PRIVATE LTD
INSURANCE & REINSURANCE                SPAIN             AXA AURORA IBERICA              AXA AURORA                            99.68
INSURANCE & REINSURANCE                SPAIN             AXA AURORA VIDA DE SEGUROS Y    AXA                                    1.45
                                                           REASEGUROS
INSURANCE & REINSURANCE                SPAIN             AXA AURORA VIDA DE SEGUROS Y    AURORA IBERICA SA DE SEGUROS Y        98.51
                                                           REASEGUROS                      REAS.
INSURANCE & REINSURANCE                SPAIN             AYUDA LEGAL SA DE SEGUROS Y     AXA AURORA VIDA DE SEGUROS Y          12.00
                                                           REASEGUROS                      REASEGUROS
INSURANCE & REINSURANCE                SPAIN             AYUDA LEGAL SA DE SEGUROS Y     AURORA IBERICA SA DE SEGUROS Y        88.00
                                                           REASEGUROS                      REAS.
INSURANCE & REINSURANCE                SPAIN             HILO DIRECT SA DE SEGUROS Y     AXA AURORA                            50.00
                                                           REASEGUROS
INSURANCE & REINSURANCE                SPAIN             AURORA IBERICA SA DE SEGUROS Y  AXA AURORA                            99.68
                                                           REAS.
INSURANCE & REINSURANCE                SWITZERLAND       AXA COMPAGNIE D'ASSURANCES      AXA                                   99.95
INSURANCE & REINSURANCE                SWITZERLAND       AXA COMPAGNIE D'ASSURANCE SUR   AXA                                   94.99
                                                           LA VIE
INSURANCE & REINSURANCE                SWITZERLAND       AXA COMPAGNIE D'ASSURANCE SUR   AXA COMPAGNIE D'ASSURANCES             5.00
                                                           LA VIE
INSURANCE & REINSURANCE                THE NETHERLANDS   AXA LEVEN NV                    AXA VERZEKERINGEN                    100.00
INSURANCE & REINSURANCE                THE NETHERLANDS   UNIROBE GROEP                   AXA NEDERLAND BV                     100.00
INSURANCE & REINSURANCE                THE NETHERLANDS   AXA SCHADE                      AXA VERZEKERINGEN                    100.00
INSURANCE & REINSURANCE                THE NETHERLANDS   AXA ZORG NV                     AXA VERZEKERINGEN                    100.00
INSURANCE & REINSURANCE                TURKEY            AXA OYAK HAYAT SIGORTA          AXA OYAK HOLDING AS                  100.00
INSURANCE & REINSURANCE                TURKEY            AXA OYAK SIGORTA                AXA OYAK HAYAT SIGORTA                 0.70
INSURANCE & REINSURANCE                TURKEY            AXA OYAK SIGORTA                AXA OYAK HOLDING AS                   70.32
INSURANCE & REINSURANCE                UNITED STATES     AXA CORPORATE SOLUTIONS         AXA CORPORATE SOLUTIONS              100.00
                                                           INSURANCE CO
INSURANCE & REINSURANCE                UNITED STATES     AXA AMERICA CORPORATE           AXA CORPORATE SOLUTIONS              100.00
                                                           SOLUTIONS, INC
INSURANCE & REINSURANCE                UNITED STATES     THE EQUITABLE LIFE ASSURANCE    AXA FINANCIAL INC.                   100.00
                                                           SOCIETY
INSURANCE & REINSURANCE                UNITED STATES     AXA CORPORATE SOLUTIONS         AXA AMERICA CORPORATE SOLUTIONS,     100.00
                                                           REINSURANCE CY                  INC
INSURANCE & REINSURANCE                UNITED STATES     AXA CORPORATE SOLUTIONS         AXA CORPORATE SOLUTIONS              100.00
                                                           AMERICA INS. CY                 REINSURANCE CY
INSURANCE & REINSURANCE                UNITED STATES     AXA CORPORATE SOLUTIONS LIFE    AXA AMERICA CORPORATE SOLUTIONS,       0.21
                                                           REINSURANCE COMPANY             INC
INSURANCE & REINSURANCE                UNITED STATES     AXA CORPORATE SOLUTIONS LIFE    AXA CORPORATE SOLUTIONS               99.79
                                                           REINSURANCE COMPANY             REINSURANCE CY

Item 27. Number of Contractowners
         ------------------------

         As of February 28, 2001, there were 1,099 owners of the Variable Immediate Annuity Contracts offered by the Registrant under this Registration Statement.


Item 28. Indemnification


     (a) Indemnification of Directors and Officers

         The By-Laws of The Equitable Life Assurance Society of the United States ("Equitable Life") provide, in Article VII, as follows:

          7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                 (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

               (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                      (b) To the extent permitted by the law of the State of New
                          York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

          The directors and officers of Equitable Life are insured under policies issued by Lloyd's of London, X.L. Insurance Company and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.

     (b) Indemnification of Principal Underwriter

         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

     (c)  Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.  Principal Underwriters
          ----------------------


          (a) AXA Advisors is the principal underwriter for Separate Account A, Separate Account No. 301, Separate Account No. 45, Separate Account I, Separate Account FP and EQ Advisors Trust, AXA Advisors's principal business address is 1290 Avenue of the Americas, NY, NY 10104.

          (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors. The business address of the directors and principal officers with an asterisk before the name is that of AXA Advisors, LLC.

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Michael S. Martin                    Chairman of the Board and Chief
                                      Executive Officer, and Director

*Derry E. Bishop                      Executive Vice President and Director

*Harvey E. Blitz                      Executive Vice President and Director

*G. Patrick McGunagle                 Executive Vice President and Director

*Richard V. Silver                    Director

*Mark R. Wutt                         Director

 Richard Davies                       Director
 1345 Avenue of the Americas
 39th Floor
 New York, NY

 Edward J. Hayes                      Executive Vice President
 200 Plaza Drive
 Secaucus, NJ  07096

*Craig A. Junkins                     Executive Vice President

*Peter D. Noris                       Executive Vice President

*Nik Malvania                         Executive Vice President

*James Bodowitz                       Senior Vice President and General Counsel

*Mark A. Silberman                    Senior Vice President and Chief
                                      Financial Officer

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

*Catherine P. Earl                    Senior Vice President

 Richard Magaldi                      Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

*Robert Schmidt                       Senior Vice President

*Cindy Schreiner                      Senior Vice President

*Jill Cooley                          Senior Vice President

*Donna M. Dazzo                       First Vice President

*Amy Francesscheni                    First Vice President

*Anne Nussbaum                        First Vice President

*Philomena Scamardella                First Vice President

*John Bratten                         First Vice President

*Michael Brzozowski                   Vice President

*Mark D. Godolsky                     Vice President and Controller

*Linda J. Galasso                     Secretary

*Francesca Divore                     Assistant Secretary

          (c)  Not applicable

Item 30.  Location of Accounts and Records
          --------------------------------

          The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by Equitable at 1290 Avenue of the Americas, New York, NY, 10104, 135 West 50th Street, New York, NY 10020, and 200 Plaza Drive, Secaucus, N.J. 07096.

Item 31.  Management Services
          -------------------

          Not applicable.

Item 32.  Undertakings
          ------------

          The Registrant hereby undertakes:

          (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

          (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          Equitable represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable under the Contracts. Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable to earn a profit, the degree to which the Contracts include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages, or riders to any contract, prospectus, or otherwise.

                                   SIGNATURES



          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement, and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 19th day of April, 2001.



                                 SEPARATE ACCOUNT A OF
                                 THE EQUITABLE LIFE ASSURANCE SOCIETY
                                 OF THE UNITED STATES
                                         (Registrant)

                                 By:  The Equitable Life Assurance Society
                                      of the United States


                                 By:  /s/ Robin Wagner
                                      ------------------------------
                                          Robin Wagner
                                          Vice President and Counsel

                                   SIGNATURES



          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 19th day of April, 2001.



                                 THE EQUITABLE LIFE ASSURANCE SOCIETY
                                 OF THE UNITED STATES
                                         (Depositor)


                                 By:  /s/ Robin Wagner
                                      ----------------------------
                                          Robin Wagner
                                          Vice President and Counsel



         As required by the Securities Act of 1933 this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Michael Hegarty                 President, Chief Operating Officer and Director

*Edward D. Miller                President, Chief Executive Officer
                                 and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                Senior Executive Vice President
                                 and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel               Senior Vice President and Controller


*DIRECTORS:

Francoise Colloc'h       Norman C. Francis            George T. Lowy
Henri de Castries        Donald J. Greene             Edward D. Miller
Claus-Michael Dill       John T. Hartley              Didier Pineau-Valencienne
Joseph L. Dionne         John H.F. Haskell, Jr.       George J. Sella, Jr.
Denis Duverne            Michael Hegarty              Peter J. Tobin
Jean-Rene Fourtou        Mary R. (Nina) Henderson     Stanley B. Tulin
                         W. Edwin Jarmain             Dave H. Williams




*By: /s/ Robin Wagner
     ----------------------
         Robin Wagner
         Attorney-in-Fact
         April 19, 2001

                                  EXHIBIT INDEX
                                  -------------

                Exhibit No.                                Tag Value
                -----------                                ---------


 3(b)    Distribution Agreement                            EX-99.3b

 3(c)    Distribution Agreement                            EX-99.3c

10(a)    Consent of PricewaterhouseCoopers LLP.            EX-99.10a

10(c)    Power of Attorney for Claus-Michael Dill          EX-99.10c





38381